NYLIAC Corporate Sponsored
Variable Universal Life
Separate Account-I
Financial Statements

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities
As of December 31, 2021

	MainStay VP Bond— Initial Class	MainStay VP Candriam Emerging Markets Equity— Initial Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Initial Class	MainStay VP Floating Rate— Initial Class
ASSETS:
Investment at net asset value	$34,412,893	$2,611,961	$2,138,717	$3,469,763	$3,874,536
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(3,403,874)	(24,424)	—	1,166	—
Net receivable from (payable to) the Fund for shares sold or purchased	3,403,886	24,424	—	(1,164)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	12	—	—	2	—

Total net assets	$34,412,893	$2,611,961	$2,138,717	$3,469,763	$3,874,536

Total shares outstanding	2,385,345	234,147	117,843	255,590	437,445

Net asset value per share (NAV)	$14.43	$11.16	$18.15	$13.58	$8.86

Total units outstanding	1,674,263	199,279	55,265	151,156	213,314
Variable accumulation unit value (lowest to highest)	$20.37 to $26.82	$12.73 to $13.11	$38.63 to $38.73	$22.45 to $23.00	$18.17 to $18.17
Identified cost of investment	$34,818,258	$2,340,836	$1,792,112	$3,102,702	$3,787,130
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	MainStay VP Income Builder— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Initial Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class
ASSETS:
Investment at net asset value	$13,000,864	$166,374	$10,881,508	$705,774,155	$771,106
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(103,692)	—	29	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	103,798	—	(17)	4,801	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	106	—	12	4,801	—

Total net assets	$13,000,864	$166,374	$10,881,508	$705,774,155	$771,106

Total shares outstanding	713,338	18,552	638,624	37,789,220	70,930

Net asset value per share (NAV)	$18.23	$8.97	$17.04	$18.68	$10.87

Total units outstanding	488,654	18,974	391,993	12,291,885	43,787
Variable accumulation unit value (lowest to highest)	$11.90 to $26.95	$8.77 to $8.77	$27.07 to $27.87	$43.37 to $57.49	$17.61 to $17.61
Identified cost of investment	$11,877,275	$159,009	$8,879,504	$698,455,999	$786,741
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP Natural Resources— Initial Class	MainStay VP Small Cap Growth— Initial Class
ASSETS:
Investment at net asset value	$47,412,477	$74,490,309	$504,331,358	$3,837,038	$5,973,889
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	236,156	72,090	(51,297)	(10,301)	356
Net receivable from (payable to) the Fund for shares sold or purchased	(236,129)	(71,591)	54,658	10,301	(356)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	27	499	3,361	—	—

Total net assets	$47,412,477	$74,490,309	$504,331,358	$3,837,038	$5,973,889

Total shares outstanding	4,769,147	4,142,263	5,618,377	429,660	340,771

Net asset value per share (NAV)	$9.94	$17.98	$89.76	$8.93	$17.53

Total units outstanding	1,482,907	1,924,631	8,784,147	375,017	186,305
Variable accumulation unit value (lowest to highest)	$31.31 to $43.67	$36.11 to $44.50	$57.30 to $57.91	$10.23 to $10.23	$32.07 to $32.07
Identified cost of investment	$46,871,108	$64,154,629	$221,935,783	$2,621,535	$4,920,325
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Wellington Growth— Initial Class	MainStay VP Wellington Mid Cap— Initial Class	MainStay VP Wellington Small Cap— Initial Class
ASSETS:
Investment at net asset value	$2,761,224	$32,944,380	$79,851	$30,216,796	$2,993,590
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	65,151	—	737,404	693
Net receivable from (payable to) the Fund for shares sold or purchased	4	(65,147)	—	(737,404)	(693)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	4	4	—	—	—

Total net assets	$2,761,224	$32,944,380	$79,851	$30,216,796	$2,993,590

Total shares outstanding	198,240	32,941,086	1,992	1,849,649	217,199

Net asset value per share (NAV)	$13.93	$1.00	$40.09	$16.34	$13.78

Total units outstanding	100,098	27,239,734	1,619	548,062	178,831
Variable accumulation unit value (lowest to highest)	$26.93 to $27.72	$1.17 to $1.33	$49.55 to $49.55	$55.13 to $55.13	$16.74 to $16.74
Identified cost of investment	$2,224,765	$32,944,376	$66,855	$26,427,194	$2,958,602
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	MainStay VP Wellington U.S. Equity— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class	AB VPS Growth and Income Portfolio— Class A	AB VPS International Value Portfolio— Class A	AB VPS Large Cap Growth Portfolio— Class A
ASSETS:
Investment at net asset value	$1,914,483	$7,367,684	$84,430	$56	$8,982,606
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	23	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	6	(22)	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	6	1	—	—	—

Total net assets	$1,914,483	$7,367,684	$84,430	$56	$8,982,606

Total shares outstanding	55,662	194,300	2,292	4	96,494

Net asset value per share (NAV)	$34.39	$37.92	$36.83	$15.72	$93.09

Total units outstanding	33,186	101,230	5,159	7	504,328
Variable accumulation unit value (lowest to highest)	$55.14 to $65.40	$40.63 to $73.36	$16.36 to $16.36	$8.59 to $8.59	$17.81 to $17.81
Identified cost of investment	$1,696,142	$5,431,538	$65,347	$52	$7,144,023
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	AB VPS Small Cap Growth Portfolio— Class A	AB VPS Small/Mid Cap Value Portfolio— Class A	Alger Weatherbie Specialized Growth Portfolio— Class I-2 Shares	American Century Investments® VP Inflation Protection Fund— Class I	American Century Investments® VP Inflation Protection Fund— Class II
ASSETS:
Investment at net asset value	$683,274	$2,859,520	$1,665,611	$6,883	$2,073,045
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	1,868	(23,506)	323	429
Net receivable from (payable to) the Fund for shares sold or purchased	—	(1,868)	23,506	(323)	(429)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$683,274	$2,859,520	$1,665,611	$6,883	$2,073,045

Total shares outstanding	27,190	121,889	796,943	601	181,528

Net asset value per share (NAV)	$25.13	$23.46	$2.09	$11.45	$11.42

Total units outstanding	40,804	74,272	34,977	591	161,510
Variable accumulation unit value (lowest to highest)	$16.75 to $16.75	$38.50 to $38.50	$47.62 to $47.62	$11.65 to $11.65	$12.84 to $12.84
Identified cost of investment	$696,535	$2,056,690	$1,744,861	$6,745	$1,980,167
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	American Century Investments® VP Mid Cap Value Fund— Class I	American Century Investments® VP Mid Cap Value Fund— Class II	American Century Investments® VP Value Fund— Class I	American Century Investments® VP Value Fund— Class II	American Funds IS Asset Allocation Fund— Class 1
ASSETS:
Investment at net asset value	$9,504	$954,357	$9,864	$1,621,805	$20,528,087
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	318	565	751	3,476
Net receivable from (payable to) the Fund for shares sold or purchased	—	(318)	(565)	(751)	(3,440)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	36

Total net assets	$9,504	$954,357	$9,864	$1,621,805	$20,528,087

Total shares outstanding	380	38,098	722	118,466	705,918

Net asset value per share (NAV)	$25.02	$25.05	$13.67	$13.69	$29.08

Total units outstanding	762	42,922	788	45,196	1,138,751
Variable accumulation unit value (lowest to highest)	$12.47 to $12.47	$22.23 to $22.23	$12.52 to $12.52	$35.91 to $35.91	$17.85 to $18.09
Identified cost of investment	$9,094	$754,671	$9,054	$1,250,366	$17,488,522
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	American Funds IS Capital World Bond Fund®— Class 1	American Funds IS Global Balanced Fund— Class 1	American Funds IS Global Growth Fund— Class 1	American Funds IS Global Small Capitalization Fund— Class 1	American Funds IS Growth Fund— Class 1
ASSETS:
Investment at net asset value	$92,724	$5,094	$4,938,670	$1,063,515	$18,729,353
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	3,768	—	1,143
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(3,768)	—	(1,142)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	1

Total net assets	$92,724	$5,094	$4,938,670	$1,063,515	$18,729,353

Total shares outstanding	7,865	346	108,638	31,124	146,805

Net asset value per share (NAV)	$11.79	$14.73	$45.46	$34.17	$127.58

Total units outstanding	7,500	379	109,951	49,905	568,016
Variable accumulation unit value (lowest to highest)	$12.36 to $12.36	$13.44 to $13.44	$44.92 to $44.92	$21.31 to $21.31	$32.53 to $32.98
Identified cost of investment	$94,821	$5,031	$4,041,013	$863,306	$13,850,507
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	American Funds IS Growth- Income Fund— Class 1	American Funds IS International Fund— Class 1	American Funds IS New World Fund®— Class 1	American Funds IS Washington Mutual Investors Fund— Class 1	BlackRock® Global Allocation V.I. Fund— Class I
ASSETS:
Investment at net asset value	$3,444,007	$12,834,808	$18,708,201	$543,071	$7,443,175
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	752	331	124,351	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(752)	(330)	(124,351)	—	1
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	1	—	—	1

Total net assets	$3,444,007	$12,834,808	$18,708,201	$543,071	$7,443,175

Total shares outstanding	51,136	565,410	587,754	30,021	418,391

Net asset value per share (NAV)	$67.35	$22.70	$31.83	$18.09	$17.79

Total units outstanding	151,234	791,626	993,370	34,087	455,455
Variable accumulation unit value (lowest to highest)	$22.77 to $22.77	$16.00 to $16.22	$18.58 to $18.83	$15.93 to $15.93	$16.06 to $16.35
Identified cost of investment	$2,589,760	$11,132,326	$17,004,812	$445,545	$7,380,272
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	BlackRock® High Yield V.I. Fund— Class I	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares	ClearBridge Variable Appreciation Portfolio— Class I	ClearBridge Variable Large Cap Growth Portfolio— Class I
ASSETS:
Investment at net asset value	$2,209,788	$5,022,064	$11,507	$23,787	$465,901
Dividends due and accrued	8,623	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	1,358	53	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(9,981)	(53)	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$2,209,788	$5,022,064	$11,507	$23,787	$465,901

Total shares outstanding	290,009	141,109	199	389	10,780

Net asset value per share (NAV)	$7.59	$35.59	$57.77	$61.10	$43.22

Total units outstanding	147,483	60,338	359	1,297	19,325
Variable accumulation unit value (lowest to highest)	$14.98 to $14.98	$83.23 to $83.23	$31.89 to $31.89	$18.34 to $18.34	$24.11 to $24.11
Identified cost of investment	$2,139,779	$3,482,204	$7,461	$19,848	$403,045
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	ClearBridge Variable Small Cap Growth Portfolio— Class I	Columbia Variable Portfolio— Disciplined Core Fund— Class 1	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1	Columbia Variable Portfolio— Strategic Income Fund— Class 1	Davis Value Portfolio
ASSETS:
Investment at net asset value	$168,368	$—	$22,321	$11,451	$387,702
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$168,368	$—	$22,321	$11,451	$387,702

Total shares outstanding	4,636	—	2,382	2,694	43,174

Net asset value per share (NAV)	$36.32	$—	$9.37	$4.25	$8.98

Total units outstanding	10,493	—	2,127	1,050	11,566
Variable accumulation unit value (lowest to highest)	$16.05 to $16.05	$—	$10.50 to $10.50	$10.90 to $10.90	$33.38 to $33.38
Identified cost of investment	$179,792	$—	$22,979	$11,587	$327,225
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	Delaware VIP® Emerging Markets Series— Standard Class	Delaware VIP® International Series— Standard Class	Delaware VIP® Small Cap Value Series— Standard Class	DFA VA Global Bond Portfolio	DFA VA Global Moderate Allocation Portfolio
ASSETS:
Investment at net asset value	$4,234,605	$172,882	$8,010,073	$8,141,881	$2,273,610
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	1	—	(5)	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(1)	—	5	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$4,234,605	$172,882	$8,010,073	$8,141,881	$2,273,610

Total shares outstanding	149,263	8,701	175,891	779,874	144,082

Net asset value per share (NAV)	$28.37	$19.87	$45.54	$10.44	$15.78

Total units outstanding	232,430	15,891	283,753	738,756	149,053
Variable accumulation unit value (lowest to highest)	$18.22 to $18.22	$10.88 to $10.88	$28.23 to $28.23	$11.02 to $11.02	$15.25 to $15.25
Identified cost of investment	$3,590,876	$163,975	$4,834,335	$8,304,856	$2,028,794
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	DFA VA International Small Portfolio	DFA VA International Value Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	DFA VIT Inflation- Protected Securities Portfolio
ASSETS:
Investment at net asset value	$8,219,425	$1,707,346	$24,511,104	$7,866,172	$17,301,726
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	4	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(4)	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$8,219,425	$1,707,346	$24,511,104	$7,866,172	$17,301,726

Total shares outstanding	601,715	127,891	740,070	333,737	1,531,126

Net asset value per share (NAV)	$13.66	$13.35	$33.12	$23.57	$11.30

Total units outstanding	457,069	148,468	1,287,393	366,083	1,285,693
Variable accumulation unit value (lowest to highest)	$17.98 to $17.98	$11.50 to $11.50	$19.04 to $19.04	$21.49 to $21.49	$13.46 to $13.46
Identified cost of investment	$7,320,716	$1,523,381	$23,411,975	$5,937,500	$16,935,336
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	DWS Alternative Asset Allocation VIP— Class A	DWS Global Small Cap VIP— Class A	DWS Small Cap Index VIP— Class A	DWS Small Mid Cap Value VIP— Class A	Fidelity® VIP Balanced Portfolio— Initial Class
ASSETS:
Investment at net asset value	$82,337	$42,386	$37,364,020	$780,782	$591,521
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	631,462	(9,272)	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(631,462)	9,272	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$82,337	$42,386	$37,364,020	$780,782	$591,521

Total shares outstanding	5,442	3,110	2,005,583	50,471	23,390

Net asset value per share (NAV)	$15.13	$13.63	$18.63	$15.47	$25.29

Total units outstanding	6,344	1,985	812,082	30,965	38,047
Variable accumulation unit value (lowest to highest)	$12.98 to $12.98	$21.35 to $21.35	$34.22 to $46.04	$25.22 to $25.22	$15.55 to $15.55
Identified cost of investment	$72,817	$30,428	$32,722,513	$621,405	$580,727
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	Fidelity® VIP Bond Index Portfolio— Initial Class	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Initial Class	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP Extended Market Index Portfolio— Initial Class
ASSETS:
Investment at net asset value	$22,675,435	$18,362,825	$2,944,370	$1,769,391	$3,158,616
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	2,053	(733)	(34)	1,357
Net receivable from (payable to) the Fund for shares sold or purchased	—	(2,042)	735	34	(1,357)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	11	2	—	—

Total net assets	$22,675,435	$18,362,825	$2,944,370	$1,769,391	$3,158,616

Total shares outstanding	2,057,662	337,862	234,052	67,663	222,594

Net asset value per share (NAV)	$11.02	$54.35	$12.58	$26.15	$14.19

Total units outstanding	2,156,716	256,247	212,928	44,508	223,914
Variable accumulation unit value (lowest to highest)	$10.51 to $10.51	$70.71 to $92.48	$13.71 to $13.84	$39.54 to $46.99	$14.11 to $14.11
Identified cost of investment	$23,158,591	$12,674,848	$3,147,586	$1,558,010	$2,851,576
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	Fidelity® VIP Freedom 2010 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2050 PortfolioSM— Initial Class
ASSETS:
Investment at net asset value	$754,723	$17,141,829	$20,773,038	$9,477,568	$2,227,430
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	10	8,990	11,762
Net receivable from (payable to) the Fund for shares sold or purchased	—	1	(10)	(8,990)	(11,762)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	1	—	—	—

Total net assets	$754,723	$17,141,829	$20,773,038	$9,477,568	$2,227,430

Total shares outstanding	52,230	1,111,662	1,158,563	326,363	84,500

Net asset value per share (NAV)	$14.45	$15.42	$17.93	$29.04	$26.36

Total units outstanding	28,703	582,576	640,362	250,707	121,522
Variable accumulation unit value (lowest to highest)	$26.29 to $26.29	$25.31 to $29.45	$32.44 to $32.44	$37.80 to $37.80	$18.33 to $18.33
Identified cost of investment	$655,318	$15,879,089	$17,773,154	$7,699,213	$2,055,949
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	Fidelity® VIP Government Money Market Portfolio— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class	Fidelity® VIP Health Care Portfolio— Initial Class	Fidelity® VIP Index 500 Portfolio— Initial Class
ASSETS:
Investment at net asset value	$40,444,600	$2,076,188	$3,973,557	$395,990	$290,443,791
Dividends due and accrued	2	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	81	7,380	—	—	4,137
Net receivable from (payable to) the Fund for shares sold or purchased	(83)	(7,380)	—	—	(4,116)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	21

Total net assets	$40,444,600	$2,076,188	$3,973,557	$395,990	$290,443,791

Total shares outstanding	40,444,598	26,198	38,793	9,887	620,249

Net asset value per share (NAV)	$1.00	$79.25	$102.43	$40.05	$468.27

Total units outstanding	3,825,597	111,770	54,831	29,176	4,917,479
Variable accumulation unit value (lowest to highest)	$10.57 to $10.57	$18.58 to $18.58	$72.49 to $72.72	$13.57 to $13.57	$58.99 to $70.04
Identified cost of investment	$40,444,598	$1,992,852	$3,040,380	$369,399	$177,088,375
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	Fidelity® VIP International Capital Appreciation Portfolio— Initial Class	Fidelity® VIP International Index Portfolio— Initial Class	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class	Fidelity® VIP Mid Cap Portfolio— Initial Class	Fidelity® VIP Overseas Portfolio— Initial Class
ASSETS:
Investment at net asset value	$3,701,819	$22,923,213	$42,108,892	$10,487,537	$6,955,139
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	29	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	11	(28)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	11	1	—

Total net assets	$3,701,819	$22,923,213	$42,108,892	$10,487,537	$6,955,139

Total shares outstanding	151,901	2,002,027	3,154,224	254,737	237,539

Net asset value per share (NAV)	$24.37	$11.45	$13.35	$41.17	$29.28

Total units outstanding	271,782	1,939,735	1,985,356	172,013	216,554
Variable accumulation unit value (lowest to highest)	$13.62 to $13.62	$11.82 to $11.82	$21.14 to $23.23	$60.80 to $74.80	$32.12 to $32.12
Identified cost of investment	$3,262,681	$22,335,526	$42,286,087	$8,685,255	$5,154,985
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	Fidelity® VIP Real Estate Portfolio— Initial Class	Fidelity® VIP Strategic Income Portfolio— Initial Class	Fidelity® VIP Technology Portfolio— Initial Class	Fidelity® VIP Total Market Index Portfolio— Initial Class	Fidelity® VIP Value Portfolio— Initial Class
ASSETS:
Investment at net asset value	$13,772,160	$266,019	$1,322,162	$108,110	$1,617,546
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	512,908	—	3,082	12,623	—
Net receivable from (payable to) the Fund for shares sold or purchased	(512,908)	—	(3,082)	(12,623)	8
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	8

Total net assets	$13,772,160	$266,019	$1,322,162	$108,110	$1,617,546

Total shares outstanding	578,419	22,659	37,087	6,213	88,487

Net asset value per share (NAV)	$23.81	$11.74	$35.65	$17.40	$18.28

Total units outstanding	634,511	20,379	63,722	7,205	85,110
Variable accumulation unit value (lowest to highest)	$21.71 to $21.71	$13.05 to $13.05	$20.75 to $20.75	$15.01 to $15.01	$18.93 to $19.25
Identified cost of investment	$10,823,094	$266,424	$1,029,788	$95,087	$1,290,892
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	Fidelity® VIP Value Strategies Portfolio— Service Class 2	Invesco V.I. Capital Appreciation Fund— Series I Shares	Invesco V.I. Core Bond Fund— Series I Shares	Invesco V.I. Core Plus Bond Fund— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares
ASSETS:
Investment at net asset value	$81,486	$79,976	$872	$200,606	$2,913,618
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	(12,417)
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	12,418
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	1

Total net assets	$81,486	$79,976	$872	$200,606	$2,913,618

Total shares outstanding	4,912	977	112	30,627	161,958

Net asset value per share (NAV)	$16.59	$81.86	$7.80	$6.55	$17.99

Total units outstanding	1,759	1,778	60	18,461	144,311
Variable accumulation unit value (lowest to highest)	$46.33 to $46.33	$44.98 to $44.98	$14.90 to $14.90	$10.87 to $10.87	$17.56 to $20.41
Identified cost of investment	$46,500	$60,392	$869	$209,995	$2,489,477
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	Invesco V.I. International Growth Fund— Series I Shares	Invesco V.I. Main Street Mid Cap Fund®— Series I Shares	Janus Henderson Enterprise Portfolio— Institutional Shares	Janus Henderson Flexible Bond Portfolio— Institutional Shares	Janus Henderson Forty Portfolio— Institutional Shares
ASSETS:
Investment at net asset value	$12,930,059	$268,335	$23,549,075	$841,180	$6,067,319
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$12,930,059	$268,335	$23,549,075	$841,180	$6,067,319

Total shares outstanding	312,245	20,689	234,296	69,807	98,256

Net asset value per share (NAV)	$41.41	$12.97	$100.51	$12.05	$61.75

Total units outstanding	518,286	9,440	272,490	66,783	76,616
Variable accumulation unit value (lowest to highest)	$24.95 to $24.95	$28.43 to $28.43	$86.43 to $86.43	$12.60 to $12.60	$79.19 to $79.19
Identified cost of investment	$12,063,562	$238,678	$20,971,206	$820,497	$4,155,288
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	Janus Henderson Global Research Portfolio— Institutional Shares	Lazard Retirement International Equity Portfolio— Service Shares	Lord Abbett Series Fund Developing Growth Portfolio— Class VC	Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC	LVIP Baron Growth Opportunities Fund— Service Class
ASSETS:
Investment at net asset value	$631,313	$460,115	$207,626	$1,108,756	$7,004,128
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	(9,351)	—
Net receivable from (payable to) the Fund for shares sold or purchased	1	1	—	9,351	2
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1	1	—	—	2

Total net assets	$631,313	$460,115	$207,626	$1,108,756	$7,004,128

Total shares outstanding	8,857	41,829	6,001	39,570	76,492

Net asset value per share (NAV)	$71.28	$11.00	$34.60	$28.02	$91.57

Total units outstanding	17,192	21,823	7,662	30,900	115,173
Variable accumulation unit value (lowest to highest)	$36.37 to $37.98	$17.95 to $22.25	$27.10 to $27.10	$35.81 to $44.22	$45.40 to $61.48
Identified cost of investment	$446,297	$359,848	$199,088	$909,430	$4,733,648
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	LVIP Baron Growth Opportunities Fund— Standard Class	LVIP Delaware Limited-Term Diversified Income Fund— Standard Class	LVIP Delaware Value Fund— Standard Class	LVIP Mondrian International Value Fund— Standard Class	LVIP SSgA Bond Index Fund— Standard Class
ASSETS:
Investment at net asset value	$59,488	$11,202	$15	$271,728	$14,782,696
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	731	(343)
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	(731)	343
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$59,488	$11,202	$15	$271,728	$14,782,696

Total shares outstanding	624	1,141	1	16,490	1,280,331

Net asset value per share (NAV)	$95.26	$9.82	$29.69	$16.48	$11.55

Total units outstanding	3,757	1,125	1	21,074	1,162,332
Variable accumulation unit value (lowest to highest)	$15.84 to $15.84	$9.96 to $9.96	$12.25 to $12.25	$12.89 to $12.89	$12.72 to $12.72
Identified cost of investment	$48,093	$11,377	$16	$277,865	$14,968,491
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	LVIP SSgA Developed International 150 Fund— Standard Class	LVIP SSgA Emerging Markets 100 Fund— Standard Class	LVIP SSgA Emerging Markets Equity Index Fund— Standard Class	LVIP SSgA International Index Fund— Standard Class	MFS® Global Growth Portfolio— Initial Class
ASSETS:
Investment at net asset value	$3,946,558	$2,855,393	$326,102	$17,693,562	$49,026
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	140,347	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	(140,347)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$3,946,558	$2,855,393	$326,102	$17,693,562	$49,026

Total shares outstanding	478,545	326,144	26,113	1,577,247	1,492

Net asset value per share (NAV)	$8.25	$8.76	$12.49	$11.22	$32.85

Total units outstanding	215,521	239,495	29,231	915,859	3,018
Variable accumulation unit value (lowest to highest)	$18.31 to $18.31	$11.92 to $11.92	$11.16 to $11.16	$19.32 to $19.32	$16.24 to $16.24
Identified cost of investment	$4,100,592	$2,543,166	$353,085	$15,602,944	$45,840
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	MFS® Global Real Estate Portfolio— Initial Class	MFS® Global Tactical Allocation Portfolio— Initial Class	MFS® International Growth Portfolio— Initial Class	MFS® International Intrinsic Value Portfolio— Initial Class	MFS® Investors Trust Series— Initial Class
ASSETS:
Investment at net asset value	$3,476,647	$2,528,670	$1,260,694	$30,208,366	$148,566
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	1,197	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	(1,197)	1
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	1

Total net assets	$3,476,647	$2,528,670	$1,260,694	$30,208,366	$148,566

Total shares outstanding	180,981	164,734	75,131	802,987	3,322

Net asset value per share (NAV)	$19.21	$15.35	$16.78	$37.62	$44.72

Total units outstanding	173,513	138,853	100,372	920,843	2,312
Variable accumulation unit value (lowest to highest)	$20.04 to $20.04	$18.21 to $18.21	$12.56 to $12.56	$32.81 to $32.81	$64.14 to $64.14
Identified cost of investment	$2,701,556	$2,544,146	$1,156,857	$24,719,287	$79,755
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	MFS® Mid Cap Growth Series— Initial Class	MFS® Mid Cap Value Portfolio— Initial Class	MFS® New Discovery Series— Initial Class	MFS® New Discovery Value Portfolio— Initial Class	MFS® Value Series— Initial Class
ASSETS:
Investment at net asset value	$531,959	$5,284,721	$6,991	$3,818,760	$82,369,798
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	1,363	—	—	596,123
Net receivable from (payable to) the Fund for shares sold or purchased	—	(1,363)	—	—	(596,122)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	1

Total net assets	$531,959	$5,284,721	$6,991	$3,818,760	$82,369,798

Total shares outstanding	45,389	476,530	300	334,979	3,332,112

Net asset value per share (NAV)	$11.72	$11.09	$23.30	$11.40	$24.72

Total units outstanding	31,653	278,352	105	272,831	1,759,764
Variable accumulation unit value (lowest to highest)	$16.81 to $16.81	$18.99 to $18.99	$65.74 to $65.74	$14.00 to $14.00	$35.92 to $46.84
Identified cost of investment	$546,329	$4,486,087	$5,716	$2,408,793	$65,340,143
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I	Morgan Stanley VIF Global Infrastructure Portfolio— Class I	Morgan Stanley VIF U.S. Real Estate Portfolio— Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio— Class I	Neuberger Berman AMT Sustainable Equity Portfolio— Class I
ASSETS:
Investment at net asset value	$839,858	$427,941	$1,471,009	$72,355	$309,361
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(6,081)	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	6,081	—	1	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	1	—	—

Total net assets	$839,858	$427,941	$1,471,009	$72,355	$309,361

Total shares outstanding	116,647	51,312	62,676	3,559	8,354

Net asset value per share (NAV)	$7.20	$8.34	$23.47	$20.33	$37.03

Total units outstanding	30,817	25,273	33,030	4,377	19,153
Variable accumulation unit value (lowest to highest)	$27.25 to $27.25	$16.93 to $16.93	$44.27 to $52.28	$16.53 to $16.53	$16.15 to $16.15
Identified cost of investment	$863,973	$391,259	$1,100,350	$61,712	$208,077
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class	PIMCO VIT High Yield Portfolio— Administrative Class	PIMCO VIT High Yield Portfolio— Institutional Class
ASSETS:
Investment at net asset value	$2,096,752	$4,498,995	$22,158	$1,856,660	$36,653
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	429	323	(11,858)	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(429)	(323)	11,858	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$2,096,752	$4,498,995	$22,158	$1,856,660	$36,653

Total shares outstanding	167,472	411,243	2,025	233,836	4,616

Net asset value per share (NAV)	$12.52	$10.94	$10.94	$7.94	$7.94

Total units outstanding	176,321	284,291	2,092	91,191	3,339
Variable accumulation unit value (lowest to highest)	$11.89 to $11.89	$15.83 to $15.83	$10.59 to $10.59	$20.40 to $20.40	$10.98 to $10.98
Identified cost of investment	$2,097,575	$4,685,862	$23,382	$1,869,181	$36,675
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	PIMCO VIT Income Portfolio— Institutional Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class	PIMCO VIT Long-Term U.S. Government Portfolio— Administrative Class	PIMCO VIT Long-Term U.S. Government Portfolio— Institutional Class	PIMCO VIT Low Duration Portfolio— Administrative Class
ASSETS:
Investment at net asset value	$54,714	$61,160	$19,265,789	$18,683	$12,397,473
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	(7,545)
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	7,545
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$54,714	$61,160	$19,265,789	$18,683	$12,397,473

Total shares outstanding	5,015	5,689	1,714,038	1,662	1,211,874

Net asset value per share (NAV)	$10.91	$10.75	$11.24	$11.24	$10.23

Total units outstanding	5,022	5,892	669,697	1,683	779,089
Variable accumulation unit value (lowest to highest)	$10.90 to $10.90	$10.38 to $10.38	$28.77 to $28.77	$11.10 to $11.10	$15.92 to $15.92
Identified cost of investment	$54,729	$62,645	$23,287,769	$21,239	$12,452,805
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	PIMCO VIT Low Duration Portfolio— Institutional Class	PIMCO VIT Real Return Portfolio— Administrative Class	PIMCO VIT Real Return Portfolio— Institutional Class	PIMCO VIT Total Return Portfolio— Administrative Class	PIMCO VIT Total Return Portfolio— Institutional Class
ASSETS:
Investment at net asset value	$39,133	$11,315,343	$41,499	$26,215,781	$166,456
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	808	2	—	(43,183)	—
Net receivable from (payable to) the Fund for shares sold or purchased	(808)	(2)	—	43,183	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$39,133	$11,315,343	$41,499	$26,215,781	$166,456

Total shares outstanding	3,825	808,816	2,966	2,436,411	15,470

Net asset value per share (NAV)	$10.23	$13.99	$13.99	$10.76	$10.76

Total units outstanding	3,824	544,458	3,527	1,168,592	15,514
Variable accumulation unit value (lowest to highest)	$10.23 to $10.23	$20.70 to $20.70	$11.76 to $11.76	$22.48 to $22.48	$10.73 to $10.73
Identified cost of investment	$39,522	$10,498,141	$40,898	$27,285,876	$171,605
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	Schwab® S&P 500 Index Portfolio	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Index 500 Portfolio	T. Rowe Price International Stock Portfolio
ASSETS:
Investment at net asset value	$318,517	$6,677,923	$116,247,448	$2,115,851	$3,825,139
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	10,359	—	322,342	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(10,359)	—	(322,342)	4	3
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	4	3

Total net assets	$318,517	$6,677,923	$116,247,448	$2,115,851	$3,825,139

Total shares outstanding	4,524	172,645	2,188,393	67,448	238,922

Net asset value per share (NAV)	$70.41	$38.68	$53.12	$31.37	$16.01

Total units outstanding	27,756	77,065	1,443,899	41,545	128,612
Variable accumulation unit value (lowest to highest)	$11.48 to $11.48	$86.65 to $86.65	$80.51 to $80.51	$47.17 to $52.56	$28.88 to $29.87
Identified cost of investment	$300,151	$6,809,407	$92,725,145	$1,416,060	$3,653,587
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price Moderate Allocation Portfolio	Thrivent Aggressive Allocation Portfolio	Thrivent Diversified Income Plus Portfolio	Thrivent Global Stock Portfolio
ASSETS:
Investment at net asset value	$1,154,198	$2,754,549	$4,347	$52,143	$4,089
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	3	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	3	—	—	—	—

Total net assets	$1,154,198	$2,754,549	$4,347	$52,143	$4,089

Total shares outstanding	235,071	121,721	201	5,874	249

Net asset value per share (NAV)	$4.91	$22.63	$21.60	$8.88	$16.39

Total units outstanding	75,701	73,295	311	4,558	297
Variable accumulation unit value (lowest to highest)	$15.20 to $15.42	$37.58 to $37.58	$13.96 to $13.96	$11.44 to $11.44	$13.77 to $13.77
Identified cost of investment	$1,128,695	$2,441,199	$4,047	$50,479	$3,878
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	Thrivent Large Cap Growth Portfolio	Thrivent Mid Cap Index Portfolio	Thrivent Mid Cap Stock Portfolio	Thrivent Small Cap Index Portfolio	TOPS® Aggressive Growth ETF Portfolio— Class 2 Shares
ASSETS:
Investment at net asset value	$77,317	$1,804,734	$26,803	$40,960,050	$231,235
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$77,317	$1,804,734	$26,803	$40,960,050	$231,235

Total shares outstanding	1,269	73,657	974	1,698,424	11,798

Net asset value per share (NAV)	$60.92	$24.50	$27.52	$24.12	$19.60

Total units outstanding	4,374	127,997	1,715	2,656,664	7,519
Variable accumulation unit value (lowest to highest)	$17.68 to $17.68	$14.10 to $14.10	$15.63 to $15.63	$15.42 to $15.42	$30.75 to $30.75
Identified cost of investment	$71,805	$1,547,645	$23,570	$29,667,926	$169,780
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	TOPS® Balanced ETF Portfolio— Class 2 Shares	TOPS® Conservative ETF Portfolio— Class 2 Shares	TOPS® Growth ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Balanced ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Growth ETF Portfolio— Class 2 Shares
ASSETS:
Investment at net asset value	$236,281	$170,445	$96,253	$—	$36,484
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$236,281	$170,445	$96,253	$—	$36,484

Total shares outstanding	16,374	12,616	5,039	—	2,785

Net asset value per share (NAV)	$14.43	$13.51	$19.10	$—	$13.10

Total units outstanding	12,032	10,397	3,541	—	1,989
Variable accumulation unit value (lowest to highest)	$19.64 to $19.64	$16.39 to $16.39	$27.18 to $27.18	$—	$18.34 to $18.34
Identified cost of investment	$193,743	$143,073	$70,907	$—	$31,221
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	TOPS® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares	TOPS® Moderate Growth ETF Portfolio— Class 2 Shares	VanEck VIP Emerging Markets Bond Fund— Initial Class Shares	Victory RS Small Cap Growth Equity VIP Series— Class I Shares	Voya High Yield Portfolio— Class I
ASSETS:
Investment at net asset value	$35,917	$265,541	$395,924	$3,060,693	$13,240
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$35,917	$265,541	$395,924	$3,060,693	$13,240

Total shares outstanding	2,670	17,846	49,244	186,855	1,331

Net asset value per share (NAV)	$13.45	$14.88	$8.04	$16.38	$9.95

Total units outstanding	1,966	11,413	27,230	206,349	1,188
Variable accumulation unit value (lowest to highest)	$18.27 to $18.27	$23.27 to $23.27	$14.54 to $14.54	$14.83 to $14.83	$11.14 to $11.14
Identified cost of investment	$30,840	$205,624	$393,840	$3,501,081	$13,053
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	Voya Index Solution 2030 Portfolio— Class Z	Voya Index Solution 2040 Portfolio— Class Z	Voya Index Solution 2050 Portfolio— Class Z	Voya Limited Maturity Bond Portfolio— Class I	Voya MidCap Opportunities Portfolio— Class I
ASSETS:
Investment at net asset value	$42,251	$70,917	$4,223	$3,123,644	$32,363
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	1,357	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(1,357)	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$42,251	$70,917	$4,223	$3,123,644	$32,363

Total shares outstanding	2,195	3,300	191	310,193	1,787

Net asset value per share (NAV)	$19.25	$21.49	$22.16	$10.07	$18.11

Total units outstanding	2,983	4,576	266	302,013	1,718
Variable accumulation unit value (lowest to highest)	$14.16 to $14.16	$15.50 to $15.50	$15.89 to $15.89	$10.34 to $10.34	$18.84 to $18.84
Identified cost of investment	$40,585	$66,047	$4,036	$3,166,553	$33,166
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
.Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	Voya RussellTM Mid Cap Index Portfolio— Class I	Voya Small Company Portfolio— Class I	VY® JPMorgan Mid Cap Value Portfolio— Class I	VY® JPMorgan Small Cap Core Equity Portfolio— Class I	VY® Morgan Stanley Global Franchise Portfolio— Class R6
ASSETS:
Investment at net asset value	$22,906,247	$2,880,426	$145,418	$2,946,701	$121,021
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	1,408	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(1,408)	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$22,906,247	$2,880,426	$145,418	$2,946,701	$121,021

Total shares outstanding	1,579,741	135,741	7,271	138,473	6,057

Net asset value per share (NAV)	$14.50	$21.22	$20.00	$21.28	$19.98

Total units outstanding	670,140	150,018	11,118	213,013	8,171
Variable accumulation unit value (lowest to highest)	$33.37 to $34.19	$19.20 to $19.20	$13.08 to $13.08	$13.83 to $13.83	$14.81 to $14.81
Identified cost of investment	$19,016,935	$2,111,097	$121,593	$2,620,560	$108,650
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	VY® T. Rowe Price Capital Appreciation Portfolio— Class I	Western Asset Core Plus VIT Portfolio— Class I
ASSETS:
Investment at net asset value	$541,577	$3,673,307
Dividends due and accrued	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—

Total net assets	$541,577	$3,673,307

Total shares outstanding	16,431	617,363

Net asset value per share (NAV)	$32.96	$5.95

Total units outstanding	36,577	341,622
Variable accumulation unit value (lowest to highest)	$14.81 to $14.81	$10.75 to $10.75
Identified cost of investment	$494,724	$3,783,172
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations
For the year ended December 31, 2021

	MainStay VP Bond— Initial Class	MainStay VP Candriam Emerging Markets Equity— Initial Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Initial Class	MainStay VP Floating Rate— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$656,751	$30,874	$47,098	$68,130	$119,788
Mortality and expense risk charges	(5,641)	—	(167)	(588)	—

Net investment income (loss)	651,110	30,874	46,931	67,542	119,788

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	25,471,030	4,830,721	403,717	737,436	2,941,497
Cost of investments sold	(24,771,841)	(3,414,142)	(387,260)	(610,890)	(2,974,560)

Net realized gain (loss) on investments	699,189	1,416,579	16,457	126,546	(33,063)
Realized gain distribution received	1,123,198	—	—	131,221	—

Change in unrealized appreciation (depreciation) on investments	(3,366,870)	(1,308,480)	336,058	214,762	60,496

Net gain (loss) on investments	(1,544,483)	108,099	352,515	472,529	27,433

Net increase (decrease) in net assets resulting from operations	$(893,373)	$138,973	$399,446	$540,071	$147,221
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	MainStay VP Income Builder— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Initial Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$370,287	$—	$132,008	$7,854,235	$12,155
Mortality and expense risk charges	(38,474)	—	(4,102)	(1,664,893)	—

Net investment income (loss)	331,813	—	127,906	6,189,342	12,155

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,403,179	11,393	998,966	12,069,757	155,735
Cost of investments sold	(2,103,535)	(10,494)	(783,465)	(11,469,865)	(147,480)

Net realized gain (loss) on investments	299,644	899	215,501	599,892	8,255
Realized gain distribution received	285,202	—	328,450	33,593,637	—

Change in unrealized appreciation (depreciation) on investments	339,650	(1,758)	943,573	5,183,719	(31,916)

Net gain (loss) on investments	924,496	(859)	1,487,524	39,377,248	(23,661)

Net increase (decrease) in net assets resulting from operations	$1,256,309	$(859)	$1,615,430	$45,566,590	$(11,506)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP Natural Resources— Initial Class	MainStay VP Small Cap Growth— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$2,314,835	$87,925	$5,708,964	$43,297	$—
Mortality and expense risk charges	(8,044)	(171,307)	(1,100,070)	—	—

Net investment income (loss)	2,306,791	(83,382)	4,608,894	43,297	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	8,282,594	3,863,756	31,448,916	475,206	1,237,734
Cost of investments sold	(7,979,888)	(2,978,634)	(13,204,865)	(343,260)	(976,893)

Net realized gain (loss) on investments	302,706	885,122	18,244,051	131,946	260,841
Realized gain distribution received	—	9,468,355	4,868,292	—	760,130

Change in unrealized appreciation (depreciation) on investments	(107,733)	(2,650,576)	86,598,020	822,942	(461,368)

Net gain (loss) on investments	194,973	7,702,901	109,710,363	954,888	559,603

Net increase (decrease) in net assets resulting from operations	$2,501,764	$7,619,519	$114,319,257	$998,185	$559,603
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Wellington Growth— Initial Class	MainStay VP Wellington Mid Cap— Initial Class	MainStay VP Wellington Small Cap— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$65,610	$3,218	$251	$167,765	$11,671
Mortality and expense risk charges	(1,446)	(2,984)	—	—	—

Net investment income (loss)	64,164	234	251	167,765	11,671

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	4,888,274	22,818,356	217,629	2,139,313	8,270,021
Cost of investments sold	(5,559,690)	(22,818,283)	(150,299)	(1,911,191)	(6,624,917)

Net realized gain (loss) on investments	(671,416)	73	67,330	228,122	1,645,104
Realized gain distribution received	39,997	—	11,145	526,920	—

Change in unrealized appreciation (depreciation) on investments	1,264,635	(73)	(66,114)	3,516,510	(555,037)

Net gain (loss) on investments	633,216	—	12,361	4,271,552	1,090,067

Net increase (decrease) in net assets resulting from operations	$697,380	$234	$12,612	$4,439,317	$1,101,738
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	MainStay VP Wellington U.S. Equity— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class	AB VPS Growth and Income Portfolio— Class A	AB VPS International Value Portfolio— Class A	AB VPS Large Cap Growth Portfolio— Class A
INVESTMENT INCOME (LOSS):
Dividend income	$15,148	$—	$535	$1	$—
Mortality and expense risk charges	(2,160)	(211)	—	—	—

Net investment income (loss)	12,988	(211)	535	1	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	419,810	389,645	720	4	114,644
Cost of investments sold	(412,223)	(240,834)	(543)	(4)	(97,016)

Net realized gain (loss) on investments	7,587	148,811	177	—	17,628
Realized gain distribution received	82,947	487,043	—	—	478,317

Change in unrealized appreciation (depreciation) on investments	195,590	813,330	12,376	5	1,322,843

Net gain (loss) on investments	286,124	1,449,184	12,553	5	1,818,788

Net increase (decrease) in net assets resulting from operations	$299,112	$1,448,973	$13,088	$6	$1,818,788
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	AB VPS Small Cap Growth Portfolio— Class A	AB VPS Small/Mid Cap Value Portfolio— Class A	Alger Weatherbie Specialized Growth Portfolio— Class I-2 Shares	American Century Investments® VP Inflation Protection Fund— Class I	American Century Investments® VP Inflation Protection Fund— Class II
INVESTMENT INCOME (LOSS):
Dividend income	$—	$21,808	$—	$147	$57,718
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	—	21,808	—	147	57,718

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	49,035	861,079	345,973	101	809,232
Cost of investments sold	(38,206)	(678,915)	(270,393)	(99)	(727,742)

Net realized gain (loss) on investments	10,829	182,164	75,580	2	81,490
Realized gain distribution received	33,045	—	476,778	—	—

Change in unrealized appreciation (depreciation) on investments	(34,068)	544,015	(433,940)	125	(24,995)

Net gain (loss) on investments	9,806	726,179	118,418	127	56,495

Net increase (decrease) in net assets resulting from operations	$9,806	$747,987	$118,418	$274	$114,213
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	American Century Investments® VP Mid Cap Value Fund— Class I	American Century Investments® VP Mid Cap Value Fund— Class II	American Century Investments® VP Value Fund— Class I	American Century Investments® VP Value Fund— Class II	American Funds IS Asset Allocation Fund— Class 1
INVESTMENT INCOME (LOSS):
Dividend income	$67	$9,303	$86	$24,752	$340,372
Mortality and expense risk charges	—	—	—	—	(12,447)

Net investment income (loss)	67	9,303	86	24,752	327,925

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	82	393,751	69	275,870	837,398
Cost of investments sold	(83)	(341,679)	(51)	(234,781)	(648,772)

Net realized gain (loss) on investments	(1)	52,072	18	41,089	188,626
Realized gain distribution received	—	—	—	—	587,988

Change in unrealized appreciation (depreciation) on investments	410	128,720	559	229,910	1,429,969

Net gain (loss) on investments	409	180,792	577	270,999	2,206,583

Net increase (decrease) in net assets resulting from operations	$476	$190,095	$663	$295,751	$2,534,508
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	American Funds IS Capital World Bond Fund®— Class 1	American Funds IS Global Balanced Fund— Class 1	American Funds IS Global Growth Fund— Class 1	American Funds IS Global Small Capitalization Fund— Class 1	American Funds IS Growth Fund— Class 1
INVESTMENT INCOME (LOSS):
Dividend income	$1,333	$58	$29,131	$—	$81,654
Mortality and expense risk charges	—	—	—	—	(548)

Net investment income (loss)	1,333	58	29,131	—	81,106

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	19,511	160,218	1,218,654	195,505	4,635,294
Cost of investments sold	(18,537)	(145,494)	(834,963)	(136,766)	(3,065,348)

Net realized gain (loss) on investments	974	14,724	383,691	58,739	1,569,946
Realized gain distribution received	1,129	256	245,634	25,221	2,282,127

Change in unrealized appreciation (depreciation) on investments	(6,610)	(11,367)	49,446	(9,287)	(401,330)

Net gain (loss) on investments	(4,507)	3,613	678,771	74,673	3,450,743

Net increase (decrease) in net assets resulting from operations	$(3,174)	$3,671	$707,902	$74,673	$3,531,849
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	American Funds IS Growth- Income Fund— Class 1	American Funds IS International Fund— Class 1	American Funds IS New World Fund®— Class 1	American Funds IS Washington Mutual Investors Fund— Class 1	BlackRock® Global Allocation V.I. Fund— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$43,241	$352,552	$205,071	$8,227	$67,409
Mortality and expense risk charges	—	(336)	(138)	—	(214)

Net investment income (loss)	43,241	352,216	204,933	8,227	67,195

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	235,350	5,965,367	2,390,400	120,984	8,600,504
Cost of investments sold	(197,987)	(5,060,221)	(1,871,220)	(85,718)	(7,508,434)

Net realized gain (loss) on investments	37,363	905,146	519,180	35,266	1,092,070
Realized gain distribution received	30,010	—	602,282	—	1,025,106

Change in unrealized appreciation (depreciation) on investments	563,320	(1,357,240)	(563,344)	70,851	(1,639,888)

Net gain (loss) on investments	630,693	(452,094)	558,118	106,117	477,288

Net increase (decrease) in net assets resulting from operations	$673,934	$(99,878)	$763,051	$114,344	$544,483
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	BlackRock® High Yield V.I. Fund— Class I	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares	ClearBridge Variable Appreciation Portfolio— Class I	ClearBridge Variable Large Cap Growth Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$95,346	$—	$13	$139	$—
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	95,346	—	13	139	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	226,649	1,103,767	696	151,558	95,151
Cost of investments sold	(215,513)	(738,110)	(222)	(115,541)	(60,530)

Net realized gain (loss) on investments	11,136	365,657	474	36,017	34,621
Realized gain distribution received	6,238	702,799	—	1,755	26,550

Change in unrealized appreciation (depreciation) on investments	(1,521)	(404,621)	1,218	(12,122)	14,316

Net gain (loss) on investments	15,853	663,835	1,692	25,650	75,487

Net increase (decrease) in net assets resulting from operations	$111,199	$663,835	$1,705	$25,789	$75,487
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	ClearBridge Variable Small Cap Growth Portfolio— Class I	Columbia Variable Portfolio— Disciplined Core Fund— Class 1	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1	Columbia Variable Portfolio— Strategic Income Fund— Class 1	Davis Value Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$—	$—	$674	$558	$2,332
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	—	—	674	558	2,332

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	39,744	—	210	40,062	49,195
Cost of investments sold	(33,643)	—	(210)	(38,776)	(45,821)

Net realized gain (loss) on investments	6,101	—	—	1,286	3,374
Realized gain distribution received	18,313	—	—	—	63,500

Change in unrealized appreciation (depreciation) on investments	(14,989)	—	(920)	(1,146)	(3,323)

Net gain (loss) on investments	9,425	—	(920)	140	63,551

Net increase (decrease) in net assets resulting from operations	$9,425	$—	$(246)	$698	$65,883
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	Delaware VIP® Emerging Markets Series— Standard Class	Delaware VIP® International Series— Standard Class	Delaware VIP® Small Cap Value Series— Standard Class	DFA VA Global Bond Portfolio	DFA VA Global Moderate Allocation Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$13,721	$1,716	$63,866	$60,776	$32,137
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	13,721	1,716	63,866	60,776	32,137

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,484,490	11,184	1,877,873	484,164	53,824
Cost of investments sold	(1,068,749)	(10,386)	(1,084,296)	(504,224)	(44,207)

Net realized gain (loss) on investments	415,741	798	793,577	(20,060)	9,617
Realized gain distribution received	19,643	3,637	—	798	72,044

Change in unrealized appreciation (depreciation) on investments	(528,691)	5,854	1,315,610	(131,150)	167,541

Net gain (loss) on investments	(93,307)	10,289	2,109,187	(150,412)	249,202

Net increase (decrease) in net assets resulting from operations	$(79,586)	$12,005	$2,173,053	$(89,636)	$281,339
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	DFA VA International Small Portfolio	DFA VA International Value Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	DFA VIT Inflation- Protected Securities Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$208,889	$67,114	$401,837	$104,358	$778,846
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	208,889	67,114	401,837	104,358	778,846

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,418,245	125,421	27,923,598	1,279,347	3,018,529
Cost of investments sold	(1,297,010)	(104,178)	(21,306,901)	(763,731)	(2,628,085)

Net realized gain (loss) on investments	121,235	21,243	6,616,697	515,616	390,444
Realized gain distribution received	563,400	—	—	524,126	139,885

Change in unrealized appreciation (depreciation) on investments	205,741	157,496	(2,538,574)	1,224,277	(584,401)

Net gain (loss) on investments	890,376	178,739	4,078,123	2,264,019	(54,072)

Net increase (decrease) in net assets resulting from operations	$1,099,265	$245,853	$4,479,960	$2,368,377	$724,774
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	DWS Alternative Asset Allocation VIP— Class A	DWS Global Small Cap VIP— Class A	DWS Small Cap Index VIP— Class A	DWS Small Mid Cap Value VIP— Class A	Fidelity® VIP Balanced Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$2,272	$209	$258,238	$9,065	$4,912
Mortality and expense risk charges	—	—	(187)	—	—

Net investment income (loss)	2,272	209	258,051	9,065	4,912

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	48,451	19,588	8,709,366	187,773	1,018,659
Cost of investments sold	(41,302)	(14,730)	(8,083,522)	(216,896)	(990,010)

Net realized gain (loss) on investments	7,149	4,858	625,844	(29,123)	28,649
Realized gain distribution received	—	—	1,795,415	—	35,660

Change in unrealized appreciation (depreciation) on investments	2,871	2,571	1,068,845	226,847	10,364

Net gain (loss) on investments	10,020	7,429	3,490,104	197,724	74,673

Net increase (decrease) in net assets resulting from operations	$12,292	$7,638	$3,748,155	$206,789	$79,585
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	Fidelity® VIP Bond Index Portfolio— Initial Class	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Initial Class	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP Extended Market Index Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$223,058	$11,348	$65,657	$31,481	$35,923
Mortality and expense risk charges	—	(3,552)	(783)	(138)	—

Net investment income (loss)	223,058	7,796	64,874	31,343	35,923

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,340,224	3,347,993	841,207	369,231	848,326
Cost of investments sold	(2,405,251)	(2,408,146)	(520,946)	(305,356)	(711,108)

Net realized gain (loss) on investments	(65,027)	939,847	320,261	63,875	137,218
Realized gain distribution received	—	2,169,712	322,540	182,553	155,331

Change in unrealized appreciation (depreciation) on investments	(433,894)	1,096,556	(853,272)	73,312	291,871

Net gain (loss) on investments	(498,921)	4,206,115	(210,471)	319,740	584,420

Net increase (decrease) in net assets resulting from operations	$(275,863)	$4,213,911	$(145,597)	$351,083	$620,343
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	Fidelity® VIP Freedom 2010 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2050 PortfolioSM— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$7,952	$185,995	$217,905	$83,200	$19,004
Mortality and expense risk charges	—	(194)	—	—	—

Net investment income (loss)	7,952	185,801	217,905	83,200	19,004

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	706,604	5,819,727	3,157,295	2,208,986	671,501
Cost of investments sold	(649,744)	(5,202,862)	(2,622,394)	(1,653,619)	(492,252)

Net realized gain (loss) on investments	56,860	616,865	534,901	555,367	179,249
Realized gain distribution received	42,891	874,312	756,242	362,885	56,547

Change in unrealized appreciation (depreciation) on investments	(55,336)	(251,896)	673,365	442,066	14,209

Net gain (loss) on investments	44,415	1,239,281	1,964,508	1,360,318	250,005

Net increase (decrease) in net assets resulting from operations	$52,367	$1,425,082	$2,182,413	$1,443,518	$269,009
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	Fidelity® VIP Government Money Market Portfolio— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class	Fidelity® VIP Health Care Portfolio— Initial Class	Fidelity® VIP Index 500 Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$14,140	$—	$—	$189	$3,153,180
Mortality and expense risk charges	(41,555)	—	(92)	—	(7,895)

Net investment income (loss)	(27,415)	—	(92)	189	3,145,285

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	547,745,014	624,922	457,864	19,318	25,466,317
Cost of investments sold	(547,745,014)	(414,156)	(290,033)	(16,791)	(12,881,815)

Net realized gain (loss) on investments	—	210,766	167,831	2,527	12,584,502
Realized gain distribution received	—	151,321	795,668	15,035	1,743,766

Change in unrealized appreciation (depreciation) on investments	—	(247,103)	(154,717)	14,215	44,563,806

Net gain (loss) on investments	—	114,984	808,782	31,777	58,892,074

Net increase (decrease) in net assets resulting from operations	$(27,415)	$114,984	$808,690	$31,966	$62,037,359
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	Fidelity® VIP International Capital Appreciation Portfolio— Initial Class	Fidelity® VIP International Index Portfolio— Initial Class	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class	Fidelity® VIP Mid Cap Portfolio— Initial Class	Fidelity® VIP Overseas Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$573,940	$845,173	$60,317	$34,653
Mortality and expense risk charges	—	—	(3,856)	(367)	—

Net investment income (loss)	—	573,940	841,317	59,950	34,653

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	211,406	667,217	4,465,764	3,772,189	5,311,436
Cost of investments sold	(188,613)	(593,175)	(4,174,927)	(2,921,821)	(3,782,082)

Net realized gain (loss) on investments	22,793	74,042	290,837	850,368	1,529,354
Realized gain distribution received	206,420	76,562	1,063,289	1,575,233	519,915

Change in unrealized appreciation (depreciation) on investments	153,500	540,637	(2,371,512)	167,327	(773,056)

Net gain (loss) on investments	382,713	691,241	(1,017,386)	2,592,928	1,276,213

Net increase (decrease) in net assets resulting from operations	$382,713	$1,265,181	$(176,069)	$2,652,878	$1,310,866
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	Fidelity® VIP Real Estate Portfolio— Initial Class	Fidelity® VIP Strategic Income Portfolio— Initial Class	Fidelity® VIP Technology Portfolio— Initial Class	Fidelity® VIP Total Market Index Portfolio— Initial Class	Fidelity® VIP Value Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$131,855	$6,850	$—	$846	$25,669
Mortality and expense risk charges	—	—	—	—	(2,843)

Net investment income (loss)	131,855	6,850	—	846	22,826

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	957,665	109,337	41,612	485	40,596
Cost of investments sold	(795,658)	(105,186)	(23,356)	(349)	(32,175)

Net realized gain (loss) on investments	162,007	4,151	18,256	136	8,421
Realized gain distribution received	69,468	3,954	102,520	467	167,186

Change in unrealized appreciation (depreciation) on investments	3,162,477	(6,887)	154,557	11,587	178,168

Net gain (loss) on investments	3,393,952	1,218	275,333	12,190	353,775

Net increase (decrease) in net assets resulting from operations	$3,525,807	$8,068	$275,333	$13,036	$376,601
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	Fidelity® VIP Value Strategies Portfolio— Service Class 2	Invesco V.I. Capital Appreciation Fund— Series I Shares	Invesco V.I. Core Bond Fund— Series I Shares	Invesco V.I. Core Plus Bond Fund— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares
INVESTMENT INCOME (LOSS):
Dividend income	$1,001	$—	$19	$2,840	$71,661
Mortality and expense risk charges	—	—	—	—	(442)

Net investment income (loss)	1,001	—	19	2,840	71,219

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	39,636	1,754	91	7,199	571,416
Cost of investments sold	(27,898)	(1,254)	(87)	(7,312)	(605,701)

Net realized gain (loss) on investments	11,738	500	4	(113)	(34,285)
Realized gain distribution received	6,405	4,044	34	6,412	—

Change in unrealized appreciation (depreciation) on investments	8,552	10,350	(73)	(9,387)	566,824

Net gain (loss) on investments	26,695	14,894	(35)	(3,088)	532,539

Net increase (decrease) in net assets resulting from operations	$27,696	$14,894	$(16)	$(248)	$603,758
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	Invesco V.I. International Growth Fund— Series I Shares	Invesco V.I. Main Street Mid Cap Fund®— Series I Shares	Janus Henderson Enterprise Portfolio— Institutional Shares	Janus Henderson Flexible Bond Portfolio— Institutional Shares	Janus Henderson Forty Portfolio— Institutional Shares
INVESTMENT INCOME (LOSS):
Dividend income	$159,454	$1,138	$75,575	$17,199	$—
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	159,454	1,138	75,575	17,199	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,591,884	7,180	6,433,325	40,813	583,521
Cost of investments sold	(1,472,246)	(7,642)	(4,644,492)	(37,726)	(356,202)

Net realized gain (loss) on investments	119,638	(462)	1,788,833	3,087	227,319
Realized gain distribution received	842,099	—	1,994,350	22,209	679,058

Change in unrealized appreciation (depreciation) on investments	(445,513)	50,819	(534,931)	(50,526)	292,390

Net gain (loss) on investments	516,224	50,357	3,248,252	(25,230)	1,198,767

Net increase (decrease) in net assets resulting from operations	$675,678	$51,495	$3,323,827	$(8,031)	$1,198,767
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	Janus Henderson Global Research Portfolio— Institutional Shares	Lazard Retirement International Equity Portfolio— Service Shares	Lord Abbett Series Fund Developing Growth Portfolio— Class VC	Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC	LVIP Baron Growth Opportunities Fund— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$3,187	$4,358	$—	$6,116	$—
Mortality and expense risk charges	(391)	(267)	—	(93)	(509)

Net investment income (loss)	2,796	4,091	—	6,023	(509)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	303,601	1,047,543	124,182	25,879	2,992,169
Cost of investments sold	(191,264)	(938,353)	(87,545)	(22,211)	(2,088,893)

Net realized gain (loss) on investments	112,337	109,190	36,637	3,668	903,276
Realized gain distribution received	28,783	5,594	55,362	98,986	158,255

Change in unrealized appreciation (depreciation) on investments	(42,612)	(76,266)	(95,161)	142,952	205,478

Net gain (loss) on investments	98,508	38,518	(3,162)	245,606	1,267,009

Net increase (decrease) in net assets resulting from operations	$101,304	$42,609	$(3,162)	$251,629	$1,266,500
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	LVIP Baron Growth Opportunities Fund— Standard Class	LVIP Delaware Limited-Term Diversified Income Fund— Standard Class (a)	LVIP Delaware Value Fund— Standard Class	LVIP Mondrian International Value Fund— Standard Class	LVIP SSgA Bond Index Fund— Standard Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$133	$1	$9,060	$285,868
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	—	133	1	9,060	285,868

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	830	40	5	56,709	19,357,258
Cost of investments sold	(568)	(40)	(5)	(45,099)	(18,200,999)

Net realized gain (loss) on investments	262	—	—	11,610	1,156,259
Realized gain distribution received	1,184	—	2	—	57,437

Change in unrealized appreciation (depreciation) on investments	5,012	(175)	—	(12,705)	(1,837,842)

Net gain (loss) on investments	6,458	(175)	2	(1,095)	(624,146)

Net increase (decrease) in net assets resulting from operations	$6,458	$(42)	$3	$7,965	$(338,278)
(a) For the period May 1, 2021 (commencement of Investment Division) through December 31, 2021.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	LVIP SSgA Developed International 150 Fund— Standard Class	LVIP SSgA Emerging Markets 100 Fund— Standard Class	LVIP SSgA Emerging Markets Equity Index Fund— Standard Class	LVIP SSgA International Index Fund— Standard Class	MFS® Global Growth Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$174,266	$162,535	$8,154	$446,431	$39
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	174,266	162,535	8,154	446,431	39

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	101,500	3,256,475	3,689	20,834,017	526
Cost of investments sold	(112,226)	(3,413,119)	(2,513)	(18,007,443)	(460)

Net realized gain (loss) on investments	(10,726)	(156,644)	1,176	2,826,574	66
Realized gain distribution received	—	—	—	—	5,257

Change in unrealized appreciation (depreciation) on investments	302,389	262,058	(35,563)	(1,510,753)	860

Net gain (loss) on investments	291,663	105,414	(34,387)	1,315,821	6,183

Net increase (decrease) in net assets resulting from operations	$465,929	$267,949	$(26,233)	$1,762,252	$6,222
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	MFS® Global Real Estate Portfolio— Initial Class	MFS® Global Tactical Allocation Portfolio— Initial Class	MFS® International Growth Portfolio— Initial Class	MFS® International Intrinsic Value Portfolio— Initial Class	MFS® Investors Trust Series— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$47,330	$25,814	$7,009	$99,825	$851
Mortality and expense risk charges	—	—	—	—	(340)

Net investment income (loss)	47,330	25,814	7,009	99,825	511

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	243,500	72,609	206,230	3,989,455	2,721
Cost of investments sold	(201,244)	(68,934)	(176,334)	(3,118,672)	(1,184)

Net realized gain (loss) on investments	42,256	3,675	29,896	870,783	1,537
Realized gain distribution received	—	113,101	57,161	782,205	4,281

Change in unrealized appreciation (depreciation) on investments	707,104	(73,572)	6,980	1,252,446	25,067

Net gain (loss) on investments	749,360	43,204	94,037	2,905,434	30,885

Net increase (decrease) in net assets resulting from operations	$796,690	$69,018	$101,046	$3,005,259	$31,396
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	MFS® Mid Cap Growth Series— Initial Class	MFS® Mid Cap Value Portfolio— Initial Class	MFS® New Discovery Series— Initial Class	MFS® New Discovery Value Portfolio— Initial Class	MFS® Value Series— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$40,500	$—	$28,615	$1,010,931
Mortality and expense risk charges	—	—	—	—	(445)

Net investment income (loss)	—	40,500	—	28,615	1,010,486

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	39,145	5,754,045	527	115,515	16,297,566
Cost of investments sold	(26,239)	(4,745,053)	(324)	(74,101)	(15,392,500)

Net realized gain (loss) on investments	12,906	1,008,992	203	41,414	905,066
Realized gain distribution received	79,338	34,310	1,163	81,526	1,683,463

Change in unrealized appreciation (depreciation) on investments	(38,228)	365,907	(1,213)	791,451	12,789,799

Net gain (loss) on investments	54,016	1,409,209	153	914,391	15,378,328

Net increase (decrease) in net assets resulting from operations	$54,016	$1,449,709	$153	$943,006	$16,388,814
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I	Morgan Stanley VIF Global Infrastructure Portfolio— Class I	Morgan Stanley VIF U.S. Real Estate Portfolio— Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio— Class I	Neuberger Berman AMT Sustainable Equity Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$46,020	$9,542	$27,869	$411	$1,115
Mortality and expense risk charges	—	—	(173)	—	—

Net investment income (loss)	46,020	9,542	27,696	411	1,115

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,241,266	11,687	3,297,100	1,015	11,620
Cost of investments sold	(2,127,075)	(11,219)	(4,085,740)	(1,072)	(8,560)

Net realized gain (loss) on investments	114,191	468	(788,640)	(57)	3,060
Realized gain distribution received	—	13,548	—	—	5,703

Change in unrealized appreciation (depreciation) on investments	(196,172)	28,131	1,158,206	17,678	50,653

Net gain (loss) on investments	(81,981)	42,147	369,566	17,621	59,416

Net increase (decrease) in net assets resulting from operations	$(35,961)	$51,689	$397,262	$18,032	$60,531
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class	PIMCO VIT High Yield Portfolio— Administrative Class	PIMCO VIT High Yield Portfolio— Institutional Class
INVESTMENT INCOME (LOSS):
Dividend income	$95,586	$237,955	$815	$96,162	$1,014
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	95,586	237,955	815	96,162	1,014

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,694,860	3,322,837	714	2,866,977	11,201
Cost of investments sold	(1,665,571)	(3,321,032)	(704)	(2,786,876)	(11,170)

Net realized gain (loss) on investments	29,289	1,805	10	80,101	31
Realized gain distribution received	—	73,547	241	—	—

Change in unrealized appreciation (depreciation) on investments	(178,378)	(510,170)	(1,733)	(102,563)	(159)

Net gain (loss) on investments	(149,089)	(434,818)	(1,482)	(22,462)	(128)

Net increase (decrease) in net assets resulting from operations	$(53,503)	$(196,863)	$(667)	$73,700	$886
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	PIMCO VIT Income Portfolio— Institutional Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class	PIMCO VIT Long-Term U.S. Government Portfolio— Administrative Class	PIMCO VIT Long-Term U.S. Government Portfolio— Institutional Class	PIMCO VIT Low Duration Portfolio— Administrative Class
INVESTMENT INCOME (LOSS):
Dividend income	$863	$896	$299,913	$230	$65,997
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	863	896	299,913	230	65,997

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	6,651	11,231	2,359,190	254	2,505,777
Cost of investments sold	(6,488)	(11,405)	(2,541,253)	(336)	(2,473,465)

Net realized gain (loss) on investments	163	(174)	(182,063)	(82)	32,312
Realized gain distribution received	—	568	3,626,935	1,924	—

Change in unrealized appreciation (depreciation) on investments	(521)	(1,568)	(4,685,651)	(2,378)	(216,442)

Net gain (loss) on investments	(358)	(1,174)	(1,240,779)	(536)	(184,130)

Net increase (decrease) in net assets resulting from operations	$505	$(278)	$(940,866)	$(306)	$(118,133)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	PIMCO VIT Low Duration Portfolio— Institutional Class	PIMCO VIT Real Return Portfolio— Administrative Class	PIMCO VIT Real Return Portfolio— Institutional Class	PIMCO VIT Total Return Portfolio— Administrative Class	PIMCO VIT Total Return Portfolio— Institutional Class
INVESTMENT INCOME (LOSS):
Dividend income	$319	$541,599	$1,101	$532,024	$2,190
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	319	541,599	1,101	532,024	2,190

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	76,246	2,627,530	3,256	23,651,815	37,649
Cost of investments sold	(75,932)	(2,297,745)	(3,098)	(22,610,135)	(39,463)

Net realized gain (loss) on investments	314	329,785	158	1,041,680	(1,814)
Realized gain distribution received	—	—	—	1,224,272	4,032

Change in unrealized appreciation (depreciation) on investments	(790)	(279,454)	(125)	(3,380,538)	(5,633)

Net gain (loss) on investments	(476)	50,331	33	(1,114,586)	(3,415)

Net increase (decrease) in net assets resulting from operations	$(157)	$591,930	$1,134	$(582,562)	$(1,225)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	Schwab® S&P 500 Index Portfolio (a)	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Index 500 Portfolio	T. Rowe Price International Stock Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$831	$—	$—	$19,942	$22,835
Mortality and expense risk charges	—	—	—	(1,453)	(1,250)

Net investment income (loss)	831	—	—	18,489	21,585

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,676	1,545,988	32,092,067	263,557	221,376
Cost of investments sold	(1,574)	(1,151,451)	(17,772,999)	(182,099)	(169,348)

Net realized gain (loss) on investments	102	394,537	14,319,068	81,458	52,028
Realized gain distribution received	—	1,244,030	12,295,736	29,177	252,276

Change in unrealized appreciation (depreciation) on investments	18,366	(335,848)	(8,541,679)	372,294	(273,982)

Net gain (loss) on investments	18,468	1,302,719	18,073,125	482,929	30,322

Net increase (decrease) in net assets resulting from operations	$19,299	$1,302,719	$18,073,125	$501,418	$51,907
(a) For the period May 1, 2021 (commencement of Investment Division) through December 31, 2021.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price Moderate Allocation Portfolio	Thrivent Aggressive Allocation Portfolio	Thrivent Diversified Income Plus Portfolio	Thrivent Global Stock Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$21,305	$28,749	$16	$707	$—
Mortality and expense risk charges	(937)	—	—	—	—

Net investment income (loss)	20,368	28,749	16	707	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	798,851	1,527,533	365	732	30
Cost of investments sold	(755,877)	(1,347,968)	(342)	(650)	(29)

Net realized gain (loss) on investments	42,974	179,565	23	82	1
Realized gain distribution received	7,026	253,957	77	3	—

Change in unrealized appreciation (depreciation) on investments	(64,664)	(134,670)	300	702	211

Net gain (loss) on investments	(14,664)	298,852	400	787	212

Net increase (decrease) in net assets resulting from operations	$5,704	$327,601	$416	$1,494	$212
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	Thrivent Large Cap Growth Portfolio	Thrivent Mid Cap Index Portfolio	Thrivent Mid Cap Stock Portfolio	Thrivent Small Cap Index Portfolio	TOPS® Aggressive Growth ETF Portfolio— Class 2 Shares
INVESTMENT INCOME (LOSS):
Dividend income	$89	$16,248	$43	$318,339	$1,240
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	89	16,248	43	318,339	1,240

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,084	30,160	361	3,651,133	3,945
Cost of investments sold	(999)	(26,355)	(326)	(3,178,982)	(3,366)

Net realized gain (loss) on investments	85	3,805	35	472,151	579
Realized gain distribution received	6,664	21,103	1,023	282,735	—

Change in unrealized appreciation (depreciation) on investments	5,500	256,942	3,233	7,488,118	36,007

Net gain (loss) on investments	12,249	281,850	4,291	8,243,004	36,586

Net increase (decrease) in net assets resulting from operations	$12,338	$298,098	$4,334	$8,561,343	$37,826
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	TOPS® Balanced ETF Portfolio— Class 2 Shares	TOPS® Conservative ETF Portfolio— Class 2 Shares	TOPS® Growth ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Balanced ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Growth ETF Portfolio— Class 2 Shares
INVESTMENT INCOME (LOSS):
Dividend income	$2,034	$1,344	$720	$—	$377
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	2,034	1,344	720	—	377

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	37,849	10,946	2,841	31	1,660
Cost of investments sold	(32,356)	(8,757)	(2,464)	(16)	(1,519)

Net realized gain (loss) on investments	5,493	2,189	377	15	141
Realized gain distribution received	—	—	—	—	—

Change in unrealized appreciation (depreciation) on investments	15,672	7,352	12,789	(1)	3,630

Net gain (loss) on investments	21,165	9,541	13,166	14	3,771

Net increase (decrease) in net assets resulting from operations	$23,199	$10,885	$13,886	$14	$4,148
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	TOPS® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares	TOPS® Moderate Growth ETF Portfolio— Class 2 Shares	VanEck VIP Emerging Markets Bond Fund— Initial Class Shares	Victory RS Small Cap Growth Equity VIP Series— Class I Shares	Voya High Yield Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$399	$2,806	$21,088	$—	$441
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	399	2,806	21,088	—	441

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,766	18,901	9,641	632,778	164
Cost of investments sold	(3,724)	(15,866)	(8,671)	(507,879)	(152)

Net realized gain (loss) on investments	42	3,035	970	124,899	12
Realized gain distribution received	—	—	—	241,758	—

Change in unrealized appreciation (depreciation) on investments	3,319	25,950	(38,909)	(655,580)	(25)

Net gain (loss) on investments	3,361	28,985	(37,939)	(288,923)	(13)

Net increase (decrease) in net assets resulting from operations	$3,760	$31,791	$(16,851)	$(288,923)	$428
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	Voya Index Solution 2030 Portfolio— Class Z	Voya Index Solution 2040 Portfolio— Class Z	Voya Index Solution 2050 Portfolio— Class Z	Voya Limited Maturity Bond Portfolio— Class I	Voya MidCap Opportunities Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$685	$1,098	$40	$45,189	$—
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	685	1,098	40	45,189	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	366	2,145	28	523,629	9,199
Cost of investments sold	(320)	(1,734)	(25)	(525,931)	(9,269)

Net realized gain (loss) on investments	46	411	3	(2,302)	(70)
Realized gain distribution received	1,094	1,971	64	—	4,705

Change in unrealized appreciation (depreciation) on investments	1,012	3,246	182	(43,445)	(993)

Net gain (loss) on investments	2,152	5,628	249	(45,747)	3,642

Net increase (decrease) in net assets resulting from operations	$2,837	$6,726	$289	$(558)	$3,642
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	Voya RussellTM Mid Cap Index Portfolio— Class I	Voya Small Company Portfolio— Class I	VY® JPMorgan Mid Cap Value Portfolio— Class I	VY® JPMorgan Small Cap Core Equity Portfolio— Class I	VY® Morgan Stanley Global Franchise Portfolio— Class R6
INVESTMENT INCOME (LOSS):
Dividend income	$199,344	$4,164	$1,245	$10,284	$956
Mortality and expense risk charges	(235)	—	—	—	—

Net investment income (loss)	199,109	4,164	1,245	10,284	956

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,719,074	451,228	28,373	174,045	1,477
Cost of investments sold	(1,818,466)	(422,011)	(23,894)	(157,677)	(1,397)

Net realized gain (loss) on investments	(99,392)	29,217	4,479	16,368	80
Realized gain distribution received	1,912,208	11,076	3,843	130,192	8,778

Change in unrealized appreciation (depreciation) on investments	2,131,672	323,043	14,247	302,662	12,282

Net gain (loss) on investments	3,944,488	363,336	22,569	449,222	21,140

Net increase (decrease) in net assets resulting from operations	$4,143,597	$367,500	$23,814	$459,506	$22,096
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	VY® T. Rowe Price Capital Appreciation Portfolio— Class I	Western Asset Core Plus VIT Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$5,465	$94,497
Mortality and expense risk charges	—	—

Net investment income (loss)	5,465	94,497

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	240,024	108,727
Cost of investments sold	(222,231)	(107,326)

Net realized gain (loss) on investments	17,793	1,401
Realized gain distribution received	69,665	—

Change in unrealized appreciation (depreciation) on investments	12,093	(129,238)

Net gain (loss) on investments	99,551	(127,837)

Net increase (decrease) in net assets resulting from operations	$105,016	$(33,340)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP Bond— Initial Class		MainStay VP Candriam Emerging Markets Equity— Initial Class		MainStay VP Epoch U.S. Equity Yield— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$651,110	$1,110,269	$30,874	$198,541	$46,931	$50,563
Net realized gain (loss) on investments	699,189	245,175	1,416,579	222,252	16,457	(22,852)
Realized gain distribution received	1,123,198	125,312	—	—	—	65,051
Change in unrealized appreciation (depreciation) on investments	(3,366,870)	2,545,056	(1,308,480)	1,057,696	336,058	(107,556)

Net increase (decrease) in net assets resulting from operations	(893,373)	4,025,812	138,973	1,478,489	399,446	(14,794)

Contributions and (Withdrawals):
Payments received from policyowners	281,654	122,836	—	—	80,205	128,312
Cost of insurance	(462,117)	(595,855)	(51,611)	(131,708)	(48,484)	(54,688)
Policyowners' surrenders	(505,684)	(320,069)	(3,211,733)	(354,087)	(226,586)	(303,201)
Net transfers from (to) Fixed Account	(1,691,686)	(996,847)	(34,857)	(10,228)	566	(5,514)
Transfers between Investment Divisions	(17,574,846)	3,741,948	(1,532,521)	(259,417)	93,132	187,295
Policyowners' death benefits	(827,888)	(714,707)	—	(52)	(110,301)	(1,060)

Net contributions and (withdrawals)	(20,780,567)	1,237,306	(4,830,722)	(755,492)	(211,468)	(48,856)

Increase (decrease) in net assets	(21,673,940)	5,263,118	(4,691,749)	722,997	187,978	(63,650)

NET ASSETS:
Beginning of period	56,086,833	50,823,715	7,303,710	6,580,713	1,950,739	2,014,389

End of period	$34,412,893	$56,086,833	$2,611,961	$7,303,710	$2,138,717	$1,950,739
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP Fidelity Institutional AM® Utilities— Initial Class		MainStay VP Floating Rate— Initial Class		MainStay VP Income Builder— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$67,542	$82,459	$119,788	$238,863	$331,813	$270,471
Net realized gain (loss) on investments	126,546	79,449	(33,063)	(345,174)	299,644	(231,912)
Realized gain distribution received	131,221	183,203	—	—	285,202	469,666
Change in unrealized appreciation (depreciation) on investments	214,762	(369,921)	60,496	126,658	339,650	436,189

Net increase (decrease) in net assets resulting from operations	540,071	(24,810)	147,221	20,347	1,256,309	944,414

Contributions and (Withdrawals):
Payments received from policyowners	243,047	198,061	355,769	491,183	13,437	2,888
Cost of insurance	(88,565)	(93,331)	(84,589)	(164,206)	(124,218)	(153,904)
Policyowners' surrenders	(355,296)	(68,441)	(2,521,375)	(450,705)	—	—
Net transfers from (to) Fixed Account	(45,566)	136,247	26,173	77,559	(1,489,547)	(196,652)
Transfers between Investment Divisions	(230,198)	(253,489)	268,387	(1,747,584)	(55,295)	469,496
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(476,578)	(80,953)	(1,955,635)	(1,793,753)	(1,655,623)	121,828

Increase (decrease) in net assets	63,493	(105,763)	(1,808,414)	(1,773,406)	(399,314)	1,066,242

NET ASSETS:
Beginning of period	3,406,270	3,512,033	5,682,950	7,456,356	13,400,178	12,333,936

End of period	$3,469,763	$3,406,270	$3,874,536	$5,682,950	$13,000,864	$13,400,178
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP IQ Hedge Multi- Strategy— Initial Class		MainStay VP Janus Henderson Balanced— Initial Class		MainStay VP MacKay Convertible— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$2,876	$127,906	$163,417	$6,189,342	$130,912
Net realized gain (loss) on investments	899	(128)	215,501	342,262	599,892	5,981
Realized gain distribution received	—	—	328,450	316,700	33,593,637	48,460
Change in unrealized appreciation (depreciation) on investments	(1,758)	3,630	943,573	303,647	5,183,719	1,968,361

Net increase (decrease) in net assets resulting from operations	(859)	6,378	1,615,430	1,126,026	45,566,590	2,153,714

Contributions and (Withdrawals):
Payments received from policyowners	(7,351)	35,575	559,476	348,375	168,550	97,382
Cost of insurance	(5,827)	(5,345)	(182,265)	(173,727)	(7,554,900)	(203,385)
Policyowners' surrenders	—	—	(246,596)	(125,818)	(76,150)	(194,960)
Net transfers from (to) Fixed Account	8,242	(6,447)	12,657	38,611	(3,604)	(10,446)
Transfers between Investment Divisions	5,485	(7,896)	(361,815)	(281,314)	484,283,251	180,309,700
Policyowners' death benefits	—	—	(9,616)	(45,368)	(2,736,244)	—

Net contributions and (withdrawals)	549	15,887	(228,159)	(239,241)	474,080,903	179,998,291

Increase (decrease) in net assets	(310)	22,265	1,387,271	886,785	519,647,493	182,152,005

NET ASSETS:
Beginning of period	166,684	144,419	9,494,237	8,607,452	186,126,662	3,974,657

End of period	$166,374	$166,684	$10,881,508	$9,494,237	$705,774,155	$186,126,662
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP MacKay Government— Initial Class		MainStay VP MacKay High Yield Corporate Bond— Initial Class		MainStay VP MacKay International Equity— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$12,155	$12,790	$2,306,791	$2,517,755	$(83,382)	$293,291
Net realized gain (loss) on investments	8,255	25,425	302,706	(172,916)	885,122	593,013
Realized gain distribution received	—	—	—	—	9,468,355	3,122,654
Change in unrealized appreciation (depreciation) on investments	(31,916)	6,294	(107,733)	138,692	(2,650,576)	6,770,413

Net increase (decrease) in net assets resulting from operations	(11,506)	44,509	2,501,764	2,483,531	7,619,519	10,779,371

Contributions and (Withdrawals):
Payments received from policyowners	127,410	116,424	806,454	634,112	4,025,825	125,496
Cost of insurance	(25,207)	(35,080)	(681,931)	(703,998)	(700,025)	(926,201)
Policyowners' surrenders	(1,550)	(185,242)	(1,435,744)	(695,244)	(56,364)	(118,675)
Net transfers from (to) Fixed Account	42,251	67,319	1,652,319	52,577	55,201	(655,947)
Transfers between Investment Divisions	(111,319)	(96,208)	(1,727,572)	614,744	(1,445,082)	(168,354)
Policyowners' death benefits	—	(6,870)	(252,872)	(213,492)	(1,184,446)	(735,086)

Net contributions and (withdrawals)	31,585	(139,657)	(1,639,346)	(311,301)	695,109	(2,478,767)

Increase (decrease) in net assets	20,079	(95,148)	862,418	2,172,230	8,314,628	8,300,604

NET ASSETS:
Beginning of period	751,027	846,175	46,550,059	44,377,829	66,175,681	57,875,077

End of period	$771,106	$751,027	$47,412,477	$46,550,059	$74,490,309	$66,175,681
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP MacKay S&P 500 Index— Initial Class		MainStay VP Natural Resources— Initial Class		MainStay VP Small Cap Growth— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$4,608,894	$4,344,545	$43,297	$48,098	$—	$—
Net realized gain (loss) on investments	18,244,051	13,142,496	131,946	(308,720)	260,841	(8,556)
Realized gain distribution received	4,868,292	2,869,409	—	—	760,130	134,053
Change in unrealized appreciation (depreciation) on investments	86,598,020	41,944,688	822,942	482,103	(461,368)	1,497,039

Net increase (decrease) in net assets resulting from operations	114,319,257	62,301,138	998,185	221,481	559,603	1,622,536

Contributions and (Withdrawals):
Payments received from policyowners	221,567	4,417,414	188,054	123,464	105,784	175,251
Cost of insurance	(3,784,584)	(4,647,262)	(45,665)	(29,402)	(130,374)	(113,349)
Policyowners' surrenders	(1,066,284)	(530,512)	(16,565)	(52,324)	(156,894)	(133,120)
Net transfers from (to) Fixed Account	2,013,526	(1,543,446)	41,483	(793)	(18,077)	578
Transfers between Investment Divisions	(10,691,601)	(6,537,810)	543,603	43,649	(62,585)	(704,718)
Policyowners' death benefits	(7,399,008)	(4,691,531)	—	(7,326)	(7,012)	(19,487)

Net contributions and (withdrawals)	(20,706,384)	(13,533,147)	710,910	77,268	(269,158)	(794,845)

Increase (decrease) in net assets	93,612,873	48,767,991	1,709,095	298,749	290,445	827,691

NET ASSETS:
Beginning of period	410,718,485	361,950,494	2,127,943	1,829,194	5,683,444	4,855,753

End of period	$504,331,358	$410,718,485	$3,837,038	$2,127,943	$5,973,889	$5,683,444
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP T. Rowe Price Equity Income— Initial Class		MainStay VP U.S. Government Money Market— Initial Class		MainStay VP Wellington Growth— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$64,164	$287,430	$234	$64,710	$251	$1,407
Net realized gain (loss) on investments	(671,416)	(452,125)	73	297	67,330	11,949
Realized gain distribution received	39,997	616,231	—	—	11,145	23,190
Change in unrealized appreciation (depreciation) on investments	1,264,635	(595,520)	(73)	57	(66,114)	34,831

Net increase (decrease) in net assets resulting from operations	697,380	(143,984)	234	65,064	12,612	71,377

Contributions and (Withdrawals):
Payments received from policyowners	—	—	7,773,835	6,671,324	—	—
Cost of insurance	(72,767)	(187,646)	(1,212,917)	(1,234,834)	(4,892)	(12,712)
Policyowners' surrenders	(3,266,519)	(495,223)	(1,657,471)	(393,145)	(209,423)	(28,484)
Net transfers from (to) Fixed Account	(18,674)	(16,370)	1,289,490	12,758	—	(91)
Transfers between Investment Divisions	(1,484,668)	(2,975,042)	(5,506,810)	(4,953,738)	(3,315)	—
Policyowners' death benefits	(22,818)	—	(308,159)	(238,355)	—	—

Net contributions and (withdrawals)	(4,865,446)	(3,674,281)	377,968	(135,990)	(217,630)	(41,287)

Increase (decrease) in net assets	(4,168,066)	(3,818,265)	378,202	(70,926)	(205,018)	30,090

NET ASSETS:
Beginning of period	6,929,290	10,747,555	32,566,178	32,637,104	284,869	254,779

End of period	$2,761,224	$6,929,290	$32,944,380	$32,566,178	$79,851	$284,869
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP Wellington Mid Cap— Initial Class		MainStay VP Wellington Small Cap— Initial Class		MainStay VP Wellington U.S. Equity— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$167,765	$166,106	$11,671	$7,087	$12,988	$14,814
Net realized gain (loss) on investments	228,122	(355,957)	1,645,104	(936,808)	7,587	(52,875)
Realized gain distribution received	526,920	1,174,515	—	—	82,947	81,559
Change in unrealized appreciation (depreciation) on investments	3,516,510	945,076	(555,037)	992,642	195,590	95,888

Net increase (decrease) in net assets resulting from operations	4,439,317	1,929,740	1,101,738	62,921	299,112	139,386

Contributions and (Withdrawals):
Payments received from policyowners	270,035	232,906	147,012	140,993	38,264	58,636
Cost of insurance	(288,152)	(227,245)	(83,992)	(91,877)	(36,612)	(45,414)
Policyowners' surrenders	(34,794)	(156,509)	(274,878)	(128,126)	(291,665)	(220,815)
Net transfers from (to) Fixed Account	(6,778)	21,182	(55,294)	1,417	1,422	1,145
Transfers between Investment Divisions	4,785,998	203,673	(4,334,310)	(2,256,684)	773,946	(66,461)
Policyowners' death benefits	(414,967)	(238,052)	(140,993)	(66,336)	(95,291)	—

Net contributions and (withdrawals)	4,311,342	(164,045)	(4,742,455)	(2,400,613)	390,064	(272,909)

Increase (decrease) in net assets	8,750,659	1,765,695	(3,640,717)	(2,337,692)	689,176	(133,523)

NET ASSETS:
Beginning of period	21,466,137	19,700,442	6,634,307	8,971,999	1,225,307	1,358,830

End of period	$30,216,796	$21,466,137	$2,993,590	$6,634,307	$1,914,483	$1,225,307
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP Winslow Large Cap Growth— Initial Class		AB VPS Growth and Income Portfolio— Class A		AB VPS International Value Portfolio— Class A
	2021	2020	2021	2020 (a)	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(211)	$(177)	$535	$13	$1	$1
Net realized gain (loss) on investments	148,811	54,265	177	2	—	(1)
Realized gain distribution received	487,043	329,205	—	39	—	—
Change in unrealized appreciation (depreciation) on investments	813,330	1,011,164	12,376	6,706	5	1

Net increase (decrease) in net assets resulting from operations	1,448,973	1,394,457	13,088	6,760	6	1

Contributions and (Withdrawals):
Payments received from policyowners	301,381	276,175	5,386	1,974	—	—
Cost of insurance	(123,343)	(92,369)	(832)	(118)	(4)	(4)
Policyowners' surrenders	(134,981)	(42,842)	—	—	—	—
Net transfers from (to) Fixed Account	125,346	5,054	13,168	—	—	—
Transfers between Investment Divisions	55,398	1,445,997	12,589	32,415	—	—
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	223,801	1,592,015	30,311	34,271	(4)	(4)

Increase (decrease) in net assets	1,672,774	2,986,472	43,399	41,031	2	(3)

NET ASSETS:
Beginning of period	5,694,910	2,708,438	41,031	—	54	57

End of period	$7,367,684	$5,694,910	$84,430	$41,031	$56	$54
(a) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	AB VPS Large Cap Growth Portfolio— Class A		AB VPS Small Cap Growth Portfolio— Class A		AB VPS Small/Mid Cap Value Portfolio— Class A
	2021	2020 (a)	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$—	$—	$21,808	$18,769
Net realized gain (loss) on investments	17,628	(297,450)	10,829	1,511	182,164	(1,567,034)
Realized gain distribution received	478,317	45,493	33,045	150	—	85,912
Change in unrealized appreciation (depreciation) on investments	1,322,843	515,740	(34,068)	20,808	544,015	685,414

Net increase (decrease) in net assets resulting from operations	1,818,788	263,783	9,806	22,469	747,987	(776,939)

Contributions and (Withdrawals):
Payments received from policyowners	138,191	74,171	17,397	3,820	340,802	172,477
Cost of insurance	(105,431)	(18,026)	(5,355)	(495)	(44,854)	(46,324)
Policyowners' surrenders	(8,812)	—	(4,268)	—	(109,344)	(5,433)
Net transfers from (to) Fixed Account	63,083	(15,502)	2,535	—	(139,174)	39,772
Transfers between Investment Divisions	1,366,055	5,418,023	520,053	117,312	31,914	(1,911,857)
Policyowners' death benefits	(10,781)	(936)	—	—	—	(527)

Net contributions and (withdrawals)	1,442,305	5,457,730	530,362	120,637	79,344	(1,751,892)

Increase (decrease) in net assets	3,261,093	5,721,513	540,168	143,106	827,331	(2,528,831)

NET ASSETS:
Beginning of period	5,721,513	—	143,106	—	2,032,189	4,561,020

End of period	$8,982,606	$5,721,513	$683,274	$143,106	$2,859,520	$2,032,189
(a) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Alger Weatherbie Specialized Growth Portfolio— Class I-2 Shares		American Century Investments® VP Inflation Protection Fund— Class I		American Century Investments® VP Inflation Protection Fund— Class II
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$147	$671	$57,718	$22,246
Net realized gain (loss) on investments	75,580	(285,787)	2	11,158	81,490	47,683
Realized gain distribution received	476,778	135,883	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(433,940)	747,058	125	13	(24,995)	85,948

Net increase (decrease) in net assets resulting from operations	118,418	597,154	274	11,842	114,213	155,877

Contributions and (Withdrawals):
Payments received from policyowners	40,375	24,350	4,199	391	35,600	51,652
Cost of insurance	(26,758)	(21,222)	(122)	(582)	(27,346)	(31,103)
Policyowners' surrenders	(91,393)	(1,191)	—	—	(62,029)	(47,565)
Net transfers from (to) Fixed Account	(76,836)	(1,129)	1,254	1,031	(208,396)	(284,159)
Transfers between Investment Divisions	13,914	(141,513)	—	(11,404)	590,254	94,616
Policyowners' death benefits	—	—	—	—	—	(12,265)

Net contributions and (withdrawals)	(140,698)	(140,705)	5,331	(10,564)	328,083	(228,824)

Increase (decrease) in net assets	(22,280)	456,449	5,605	1,278	442,296	(72,947)

NET ASSETS:
Beginning of period	1,687,891	1,231,442	1,278	—	1,630,749	1,703,696

End of period	$1,665,611	$1,687,891	$6,883	$1,278	$2,073,045	$1,630,749
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	American Century Investments® VP Mid Cap Value Fund— Class I		American Century Investments® VP Mid Cap Value Fund— Class II		American Century Investments® VP Value Fund— Class I
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$67	$—	$9,303	$15,582	$86	$18
Net realized gain (loss) on investments	(1)	2	52,072	(4,407)	18	—
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	410	—	128,720	(1,082)	559	251

Net increase (decrease) in net assets resulting from operations	476	2	190,095	10,093	663	269

Contributions and (Withdrawals):
Payments received from policyowners	37	—	—	20,592	3,711	—
Cost of insurance	(82)	—	(10,699)	(11,480)	(76)	(6)
Policyowners' surrenders	—	—	(15,764)	(20,915)	—	—
Net transfers from (to) Fixed Account	3,501	—	(13)	(3,320)	3,729	1,567
Transfers between Investment Divisions	5,572	(2)	(282,338)	(117,723)	7	—
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	9,028	(2)	(308,814)	(132,846)	7,371	1,561

Increase (decrease) in net assets	9,504	—	(118,719)	(122,753)	8,034	1,830

NET ASSETS:
Beginning of period	—	—	1,073,076	1,195,829	1,830	—

End of period	$9,504	$—	$954,357	$1,073,076	$9,864	$1,830
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	American Century Investments® VP Value Fund— Class II		American Funds IS Asset Allocation Fund— Class 1		American Funds IS Capital World Bond Fund®— Class 1
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$24,752	$58,747	$327,925	$238,822	$1,333	$860
Net realized gain (loss) on investments	41,089	10,867	188,626	83,366	974	1,701
Realized gain distribution received	—	83,548	587,988	56,695	1,129	1,058
Change in unrealized appreciation (depreciation) on investments	229,910	(187,355)	1,429,969	1,235,311	(6,610)	2,419

Net increase (decrease) in net assets resulting from operations	295,751	(34,193)	2,534,508	1,614,194	(3,174)	6,038

Contributions and (Withdrawals):
Payments received from policyowners	49,768	71,922	2,099,506	2,213,859	9,838	6,591
Cost of insurance	(33,237)	(57,431)	(323,417)	(248,561)	(1,894)	(1,888)
Policyowners' surrenders	(152,352)	(47,282)	(323,098)	(105,319)	(999)	(4,812)
Net transfers from (to) Fixed Account	(31,862)	41,447	(135,006)	687,438	2,789	(571)
Transfers between Investment Divisions	294,527	(2,530,065)	1,698,984	(75,275)	26,160	(34,575)
Policyowners' death benefits	—	(5,602)	(2,714)	(3,660)	—	—

Net contributions and (withdrawals)	126,844	(2,527,011)	3,014,255	2,468,482	35,894	(35,255)

Increase (decrease) in net assets	422,595	(2,561,204)	5,548,763	4,082,676	32,720	(29,217)

NET ASSETS:
Beginning of period	1,199,210	3,760,414	14,979,324	10,896,648	60,004	89,221

End of period	$1,621,805	$1,199,210	$20,528,087	$14,979,324	$92,724	$60,004
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	American Funds IS Global Balanced Fund— Class 1		American Funds IS Global Growth Fund— Class 1		American Funds IS Global Small Capitalization Fund— Class 1
	2021	2020 (a)	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$58	$1,980	$29,131	$16,385	$—	$1,914
Net realized gain (loss) on investments	14,724	202	383,691	150,679	58,739	24,606
Realized gain distribution received	256	5,287	245,634	66,461	25,221	57,043
Change in unrealized appreciation (depreciation) on investments	(11,367)	11,430	49,446	525,852	(9,287)	101,064

Net increase (decrease) in net assets resulting from operations	3,671	18,899	707,902	759,377	74,673	184,627

Contributions and (Withdrawals):
Payments received from policyowners	3,625	339	261,630	216,153	88,317	70,377
Cost of insurance	(666)	(854)	(75,936)	(50,860)	(20,896)	(19,762)
Policyowners' surrenders	—	—	(647,388)	(24,019)	(50,557)	(56,672)
Net transfers from (to) Fixed Account	189	670	(31,134)	5,717	(18,434)	131,916
Transfers between Investment Divisions	(159,977)	139,198	1,302,763	(89,646)	34,533	(441,987)
Policyowners' death benefits	—	—	(56,699)	(3,259)	—	(567)

Net contributions and (withdrawals)	(156,829)	139,353	753,236	54,086	32,963	(316,695)

Increase (decrease) in net assets	(153,158)	158,252	1,461,138	813,463	107,636	(132,068)

NET ASSETS:
Beginning of period	158,252	—	3,477,532	2,664,069	955,879	1,087,947

End of period	$5,094	$158,252	$4,938,670	$3,477,532	$1,063,515	$955,879
(a) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	American Funds IS Growth Fund— Class 1		American Funds IS Growth-Income Fund— Class 1		American Funds IS International Fund— Class 1
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$81,106	$80,301	$43,241	$38,725	$352,216	$160,080
Net realized gain (loss) on investments	1,569,946	1,812,037	37,363	7,841	905,146	424,803
Realized gain distribution received	2,282,127	346,356	30,010	65,738	—	—
Change in unrealized appreciation (depreciation) on investments	(401,330)	4,238,240	563,320	232,007	(1,357,240)	1,503,205

Net increase (decrease) in net assets resulting from operations	3,531,849	6,476,934	673,934	344,311	(99,878)	2,088,088

Contributions and (Withdrawals):
Payments received from policyowners	560,228	457,010	155,271	153,385	708,610	543,637
Cost of insurance	(265,627)	(254,314)	(97,481)	(82,497)	(231,909)	(373,816)
Policyowners' surrenders	(381,431)	(1,022,685)	(58,495)	(117,768)	(3,634,565)	(644,943)
Net transfers from (to) Fixed Account	(71,731)	(38,883)	13,178	(6,476)	(55,495)	(22,167)
Transfers between Investment Divisions	(578,733)	(3,999,586)	21,810	(10,723)	(893,508)	(8,279,955)
Policyowners' death benefits	(7,346)	(2,986)	—	(1,047)	(110,853)	(35,522)

Net contributions and (withdrawals)	(744,640)	(4,861,444)	34,283	(65,126)	(4,217,720)	(8,812,766)

Increase (decrease) in net assets	2,787,209	1,615,490	708,217	279,185	(4,317,598)	(6,724,678)

NET ASSETS:
Beginning of period	15,942,144	14,326,654	2,735,790	2,456,605	17,152,406	23,877,084

End of period	$18,729,353	$15,942,144	$3,444,007	$2,735,790	$12,834,808	$17,152,406
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	American Funds IS New World Fund®— Class 1		American Funds IS Washington Mutual Investors Fund— Class 1		BlackRock® Global Allocation V.I. Fund— Class I
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$204,933	$20,745	$8,227	$4,300	$67,195	$173,677
Net realized gain (loss) on investments	519,180	60,181	35,266	153	1,092,070	145,098
Realized gain distribution received	602,282	85,847	—	1,176	1,025,106	708,207
Change in unrealized appreciation (depreciation) on investments	(563,344)	1,660,526	70,851	23,951	(1,639,888)	1,593,487

Net increase (decrease) in net assets resulting from operations	763,051	1,827,299	114,344	29,580	544,483	2,620,469

Contributions and (Withdrawals):
Payments received from policyowners	60,819	57,345	68,124	32,313	370,364	324,808
Cost of insurance	(174,391)	(89,114)	(6,016)	(1,771)	(204,337)	(340,887)
Policyowners' surrenders	(12,339)	(7,554)	(9,672)	(3,461)	(5,821,811)	(579,006)
Net transfers from (to) Fixed Account	530,283	18,332	59,220	504	(10,602)	15,360
Transfers between Investment Divisions	6,101,715	306,806	31,029	186,064	(2,466,856)	221,627
Policyowners' death benefits	(211,918)	(136,827)	—	—	(39,134)	(83,897)

Net contributions and (withdrawals)	6,294,169	148,988	142,685	213,649	(8,172,376)	(441,995)

Increase (decrease) in net assets	7,057,220	1,976,287	257,029	243,229	(7,627,893)	2,178,474

NET ASSETS:
Beginning of period	11,650,981	9,674,694	286,042	42,813	15,071,068	12,892,594

End of period	$18,708,201	$11,650,981	$543,071	$286,042	$7,443,175	$15,071,068
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	BlackRock® High Yield V.I. Fund— Class I		BNY Mellon IP Technology Growth Portfolio— Initial Shares		BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$95,346	$46,601	$—	$26,167	$13	$55
Net realized gain (loss) on investments	11,136	2,097	365,657	4,486,313	474	161
Realized gain distribution received	6,238	—	702,799	1,044,262	—	—
Change in unrealized appreciation (depreciation) on investments	(1,521)	43,514	(404,621)	410,165	1,218	1,457

Net increase (decrease) in net assets resulting from operations	111,199	92,212	663,835	5,966,907	1,705	1,673

Contributions and (Withdrawals):
Payments received from policyowners	73,525	45,533	221,777	301,900	—	—
Cost of insurance	(34,200)	(20,758)	(94,210)	(163,829)	(697)	(632)
Policyowners' surrenders	(12,769)	(79,141)	(922,358)	(163,487)	—	—
Net transfers from (to) Fixed Account	11,296	(27,040)	(1,274)	(120,771)	—	—
Transfers between Investment Divisions	970,908	409,411	98,844	(9,174,627)	—	—
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	1,008,760	328,005	(697,221)	(9,320,814)	(697)	(632)

Increase (decrease) in net assets	1,119,959	420,217	(33,386)	(3,353,907)	1,008	1,041

NET ASSETS:
Beginning of period	1,089,829	669,612	5,055,450	8,409,357	10,499	9,458

End of period	$2,209,788	$1,089,829	$5,022,064	$5,055,450	$11,507	$10,499
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	ClearBridge Variable Appreciation Portfolio— Class I		ClearBridge Variable Large Cap Growth Portfolio— Class I		ClearBridge Variable Small Cap Growth Portfolio— Class I
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$139	$1,344	$—	$27	$—	$—
Net realized gain (loss) on investments	36,017	188	34,621	4,427	6,101	25,455
Realized gain distribution received	1,755	3,992	26,550	6,983	18,313	3,744
Change in unrealized appreciation (depreciation) on investments	(12,122)	12,568	14,316	39,019	(14,989)	3,565

Net increase (decrease) in net assets resulting from operations	25,789	18,092	75,487	50,456	9,425	32,764

Contributions and (Withdrawals):
Payments received from policyowners	2,380	4,224	17,358	18,663	40,365	3,963
Cost of insurance	(2,046)	(2,310)	(6,679)	(3,632)	(1,820)	(532)
Policyowners' surrenders	—	—	(77,345)	—	(3,946)	—
Net transfers from (to) Fixed Account	(2)	—	(7,333)	1,478	(16,293)	(14,324)
Transfers between Investment Divisions	(145,195)	(134)	267,031	25,921	76,688	42,078
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(144,863)	1,780	193,032	42,430	94,994	31,185

Increase (decrease) in net assets	(119,074)	19,872	268,519	92,886	104,419	63,949

NET ASSETS:
Beginning of period	142,861	122,989	197,382	104,496	63,949	—

End of period	$23,787	$142,861	$465,901	$197,382	$168,368	$63,949
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Columbia Variable Portfolio— Disciplined Core Fund— Class 1		Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1		Columbia Variable Portfolio— Strategic Income Fund— Class 1
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$674	$138	$558	$—
Net realized gain (loss) on investments	—	37	—	—	1,286	13
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	—	—	(920)	263	(1,146)	1,010

Net increase (decrease) in net assets resulting from operations	—	37	(246)	401	698	1,023

Contributions and (Withdrawals):
Payments received from policyowners	—	321	2,206	525	—	—
Cost of insurance	—	(1)	(262)	(28)	(341)	(57)
Policyowners' surrenders	—	—	—	—	—	—
Net transfers from (to) Fixed Account	—	—	(1)	271	—	—
Transfers between Investment Divisions	—	(357)	12,568	6,887	(38,266)	48,394
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	—	(37)	14,511	7,655	(38,607)	48,337

Increase (decrease) in net assets	—	—	14,265	8,056	(37,909)	49,360

NET ASSETS:
Beginning of period	—	—	8,056	—	49,360	—

End of period	$—	$—	$22,321	$8,056	$11,451	$49,360
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Davis Value Portfolio		Delaware VIP® Emerging Markets Series— Standard Class		Delaware VIP® International Series— Standard Class
	2021	2020	2021	2020	2021	2020 (b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,332	$2,350	$13,721	$30,328	$1,716	$—
Net realized gain (loss) on investments	3,374	(37,197)	415,741	125,387	798	—
Realized gain distribution received	63,500	9,399	19,643	70,267	3,637	—
Change in unrealized appreciation (depreciation) on investments	(3,323)	86,110	(528,691)	730,014	5,854	3,053

Net increase (decrease) in net assets resulting from operations	65,883	60,662	(79,586)	955,996	12,005	3,053

Contributions and (Withdrawals):
Payments received from policyowners	—	59,681	104,039	153,391	—	—
Cost of insurance	(12,106)	(15,788)	(67,502)	(77,944)	(2,533)	(95)
Policyowners' surrenders	(36,964)	(1,307)	(388,734)	(118,426)	(8,651)	—
Net transfers from (to) Fixed Account	(125)	(81,890)	(49,606)	(132,853)	—	—
Transfers between Investment Divisions	—	(124,189)	(165,528)	(252,953)	—	169,103
Policyowners' death benefits	—	—	—	(988)	—	—

Net contributions and (withdrawals)	(49,195)	(163,493)	(567,331)	(429,773)	(11,184)	169,008

Increase (decrease) in net assets	16,688	(102,831)	(646,917)	526,223	821	172,061

NET ASSETS:
Beginning of period	371,014	473,845	4,881,522	4,355,299	172,061	—

End of period	$387,702	$371,014	$4,234,605	$4,881,522	$172,882	$172,061
(b) For the period December 11, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Delaware VIP® Small Cap Value Series— Standard Class		DFA VA Global Bond Portfolio		DFA VA Global Moderate Allocation Portfolio
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$63,866	$113,714	$60,776	$1,560	$32,137	$6,347
Net realized gain (loss) on investments	793,577	(1,991,673)	(20,060)	(30,588)	9,617	(11,534)
Realized gain distribution received	—	493,311	798	—	72,044	6,864
Change in unrealized appreciation (depreciation) on investments	1,315,610	1,782,155	(131,150)	106,874	167,541	59,245

Net increase (decrease) in net assets resulting from operations	2,173,053	397,507	(89,636)	77,846	281,339	60,922

Contributions and (Withdrawals):
Payments received from policyowners	134,720	142,248	18,183	18,573	47,808	45,603
Cost of insurance	(107,472)	(113,459)	(85,653)	(58,059)	(27,297)	(10,093)
Policyowners' surrenders	(126,500)	(287,263)	(10,049)	(35,393)	(5,860)	(26,411)
Net transfers from (to) Fixed Account	(98,248)	(47,674)	45,767	(135)	3,853	1,570
Transfers between Investment Divisions	(428,127)	(1,529,441)	1,174,513	1,875,103	6,454	1,429,864
Policyowners' death benefits	(54,766)	(32,638)	(84,112)	—	—	—

Net contributions and (withdrawals)	(680,393)	(1,868,227)	1,058,649	1,800,089	24,958	1,440,533

Increase (decrease) in net assets	1,492,660	(1,470,720)	969,013	1,877,935	306,297	1,501,455

NET ASSETS:
Beginning of period	6,517,413	7,988,133	7,172,868	5,294,933	1,967,313	465,858

End of period	$8,010,073	$6,517,413	$8,141,881	$7,172,868	$2,273,610	$1,967,313
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	DFA VA International Small Portfolio		DFA VA International Value Portfolio		DFA VA U.S. Large Value Portfolio
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$208,889	$84,315	$67,114	$678	$401,837	$382,768
Net realized gain (loss) on investments	121,235	(56,399)	21,243	40	6,616,697	(1,221,952)
Realized gain distribution received	563,400	74,266	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	205,741	573,789	157,496	26,469	(2,538,574)	3,373,737

Net increase (decrease) in net assets resulting from operations	1,099,265	675,971	245,853	27,187	4,479,960	2,534,553

Contributions and (Withdrawals):
Payments received from policyowners	70,622	73,882	4,004	471	186,395	189,635
Cost of insurance	(92,190)	(51,100)	(18,190)	(98)	(268,279)	(167,346)
Policyowners' surrenders	(24,419)	(35,960)	—	—	(155,022)	(437,233)
Net transfers from (to) Fixed Account	41,285	13	1,416	—	(112,533)	(34,015)
Transfers between Investment Divisions	(745,919)	3,073,067	81,976	1,364,727	(2,737,225)	13,057,297
Policyowners' death benefits	(52,864)	(1,774)	—	—	(58,381)	(3,895)

Net contributions and (withdrawals)	(803,485)	3,058,128	69,206	1,365,100	(3,145,045)	12,604,443

Increase (decrease) in net assets	295,780	3,734,099	315,059	1,392,287	1,334,915	15,138,996

NET ASSETS:
Beginning of period	7,923,645	4,189,546	1,392,287	—	23,176,189	8,037,193

End of period	$8,219,425	$7,923,645	$1,707,346	$1,392,287	$24,511,104	$23,176,189
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	DFA VA U.S. Targeted Value Portfolio		DFA VIT Inflation- Protected Securities Portfolio		DWS Alternative Asset Allocation VIP— Class A
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$104,358	$61,541	$778,846	$129,511	$2,272	$1,451
Net realized gain (loss) on investments	515,616	(44,630)	390,444	227,843	7,149	830
Realized gain distribution received	524,126	—	139,885	68,356	—	—
Change in unrealized appreciation (depreciation) on investments	1,224,277	768,953	(584,401)	708,231	2,871	4,781

Net increase (decrease) in net assets resulting from operations	2,368,377	785,864	724,774	1,133,941	12,292	7,062

Contributions and (Withdrawals):
Payments received from policyowners	115,463	104,119	20,115	20,256	7,305	8,856
Cost of insurance	(83,581)	(27,406)	(150,423)	(109,628)	(2,243)	(2,700)
Policyowners' surrenders	(4,809)	(6,752)	(128,228)	(205,114)	(17,920)	(18,863)
Net transfers from (to) Fixed Account	24,440	233	36,960	(917,270)	—	—
Transfers between Investment Divisions	(573,017)	3,721,317	3,866,291	3,345,873	(6,975)	44,390
Policyowners' death benefits	(16,715)	(13,930)	(90,246)	—	—	—

Net contributions and (withdrawals)	(538,219)	3,777,581	3,554,469	2,134,117	(19,833)	31,683

Increase (decrease) in net assets	1,830,158	4,563,445	4,279,243	3,268,058	(7,541)	38,745

NET ASSETS:
Beginning of period	6,036,014	1,472,569	13,022,483	9,754,425	89,878	51,133

End of period	$7,866,172	$6,036,014	$17,301,726	$13,022,483	$82,337	$89,878
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	DWS Global Small Cap VIP— Class A		DWS Small Cap Index VIP— Class A		DWS Small Mid Cap Value VIP— Class A
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$209	$506	$258,051	$298,097	$9,065	$8,564
Net realized gain (loss) on investments	4,858	(24,221)	625,844	(2,981,056)	(29,123)	(66,976)
Realized gain distribution received	—	—	1,795,415	2,760,003	—	49,773
Change in unrealized appreciation (depreciation) on investments	2,571	30,860	1,068,845	4,062,767	226,847	5,241

Net increase (decrease) in net assets resulting from operations	7,638	7,145	3,748,155	4,139,811	206,789	(3,398)

Contributions and (Withdrawals):
Payments received from policyowners	—	1,663	398,048	291,038	15,087	20,842
Cost of insurance	(1,855)	(1,996)	(391,816)	(405,569)	(12,936)	(11,578)
Policyowners' surrenders	(15,056)	(81,987)	(2,660,270)	(586,590)	(133,533)	(16,279)
Net transfers from (to) Fixed Account	(2,676)	7,379	(46,306)	435,620	(24,392)	(6,759)
Transfers between Investment Divisions	—	(27,912)	9,436,465	(6,390,834)	(14,345)	28,500
Policyowners' death benefits	—	—	(308,937)	(222,622)	(637)	(88)

Net contributions and (withdrawals)	(19,587)	(102,853)	6,427,184	(6,878,957)	(170,756)	14,638

Increase (decrease) in net assets	(11,949)	(95,708)	10,175,339	(2,739,146)	36,033	11,240

NET ASSETS:
Beginning of period	54,335	150,043	27,188,681	29,927,827	744,749	733,509

End of period	$42,386	$54,335	$37,364,020	$27,188,681	$780,782	$744,749
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Fidelity® VIP Balanced Portfolio— Initial Class		Fidelity® VIP Bond Index Portfolio— Initial Class		Fidelity® VIP ContrafundSM Portfolio— Initial Class
	2021	2020 (a)	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$4,912	$232	$223,058	$49,262	$7,796	$35,175
Net realized gain (loss) on investments	28,649	1,798	(65,027)	3,110	939,847	441,746
Realized gain distribution received	35,660	3	—	14,210	2,169,712	81,586
Change in unrealized appreciation (depreciation) on investments	10,364	430	(433,894)	(49,262)	1,096,556	3,389,393

Net increase (decrease) in net assets resulting from operations	79,585	2,463	(275,863)	17,320	4,213,911	3,947,900

Contributions and (Withdrawals):
Payments received from policyowners	21,947	1,833	27,684	15,283	489,521	467,583
Cost of insurance	(6,059)	(142)	(217,685)	(2,570)	(270,851)	(256,228)
Policyowners' surrenders	—	—	—	—	(608,023)	(620,464)
Net transfers from (to) Fixed Account	8,258	409	4,979	2,259	(320,794)	333,225
Transfers between Investment Divisions	463,174	20,053	17,828,869	5,416,385	(1,886,475)	(1,704,525)
Policyowners' death benefits	—	—	(141,226)	—	—	(9,400)

Net contributions and (withdrawals)	487,320	22,153	17,502,621	5,431,357	(2,596,622)	(1,789,809)

Increase (decrease) in net assets	566,905	24,616	17,226,758	5,448,677	1,617,289	2,158,091

NET ASSETS:
Beginning of period	24,616	—	5,448,677	—	16,745,536	14,587,445

End of period	$591,521	$24,616	$22,675,435	$5,448,677	$18,362,825	$16,745,536
(a) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Fidelity® VIP Emerging Markets Portfolio— Initial Class		Fidelity® VIP Equity-Income PortfolioSM— Initial Class		Fidelity® VIP Extended Market Index Portfolio— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$64,874	$12,222	$31,343	$22,045	$35,923	$774
Net realized gain (loss) on investments	320,261	29,039	63,875	(66,002)	137,218	108
Realized gain distribution received	322,540	136,070	182,553	56,062	155,331	—
Change in unrealized appreciation (depreciation) on investments	(853,272)	574,846	73,312	66,942	291,871	15,169

Net increase (decrease) in net assets resulting from operations	(145,597)	752,177	351,083	79,047	620,343	16,051

Contributions and (Withdrawals):
Payments received from policyowners	196,885	141,803	59,351	81,858	5,133	7,492
Cost of insurance	(32,007)	(31,758)	(27,317)	(26,025)	(26,887)	(483)
Policyowners' surrenders	(649,432)	(24,315)	(209,109)	(44,936)	—	—
Net transfers from (to) Fixed Account	(378)	82	(5,109)	3,705	77,234	—
Transfers between Investment Divisions	1,501,477	312,643	210,513	10,817	(498,813)	2,958,546
Policyowners' death benefits	—	(867)	(3,279)	—	—	—

Net contributions and (withdrawals)	1,016,545	397,588	25,050	25,419	(443,333)	2,965,555

Increase (decrease) in net assets	870,948	1,149,765	376,133	104,466	177,010	2,981,606

NET ASSETS:
Beginning of period	2,073,422	923,657	1,393,258	1,288,792	2,981,606	—

End of period	$2,944,370	$2,073,422	$1,769,391	$1,393,258	$3,158,616	$2,981,606
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Fidelity® VIP Freedom 2010 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$7,952	$18,210	$185,801	$176,398	$217,905	$181,053
Net realized gain (loss) on investments	56,860	12,791	616,865	287,072	534,901	718,211
Realized gain distribution received	42,891	106,559	874,312	845,683	756,242	695,659
Change in unrealized appreciation (depreciation) on investments	(55,336)	59,367	(251,896)	523,852	673,365	874,547

Net increase (decrease) in net assets resulting from operations	52,367	196,927	1,425,082	1,833,005	2,182,413	2,469,470

Contributions and (Withdrawals):
Payments received from policyowners	—	16,419	407,841	299,978	1,359,135	950,797
Cost of insurance	(17,049)	(40,826)	(268,553)	(286,792)	(428,380)	(344,668)
Policyowners' surrenders	(48,081)	(256,160)	(528,362)	(159,411)	(962,603)	(487,845)
Net transfers from (to) Fixed Account	(284,087)	(2,686)	29,941	(38,486)	(28,458)	(49,024)
Transfers between Investment Divisions	(354,481)	(385,136)	2,345,424	(2,848,147)	2,163,758	(209,397)
Policyowners' death benefits	(2,906)	(6,044)	(25,377)	(90,173)	(22,700)	(40,731)

Net contributions and (withdrawals)	(706,604)	(674,433)	1,960,914	(3,123,031)	2,080,752	(180,868)

Increase (decrease) in net assets	(654,237)	(477,506)	3,385,996	(1,290,026)	4,263,165	2,288,602

NET ASSETS:
Beginning of period	1,408,960	1,886,466	13,755,833	15,045,859	16,509,873	14,221,271

End of period	$754,723	$1,408,960	$17,141,829	$13,755,833	$20,773,038	$16,509,873
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2050 PortfolioSM— Initial Class		Fidelity® VIP Government Money Market Portfolio— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$83,200	$66,705	$19,004	$8,024	$(27,415)	$642,010
Net realized gain (loss) on investments	555,367	179,033	179,249	33,674	—	—
Realized gain distribution received	362,885	339,824	56,547	19,375	—	—
Change in unrealized appreciation (depreciation) on investments	442,066	642,467	14,209	134,279	—	—

Net increase (decrease) in net assets resulting from operations	1,443,518	1,228,029	269,009	195,352	(27,415)	642,010

Contributions and (Withdrawals):
Payments received from policyowners	831,500	693,304	195,706	104,218	7,978,819	8,522,716
Cost of insurance	(201,425)	(179,697)	(47,289)	(25,251)	(1,034,354)	(8,192,198)
Policyowners' surrenders	(983,083)	(664,544)	(46,490)	(5,856)	(2,712,143)	(2,229,868)
Net transfers from (to) Fixed Account	63,496	(57,139)	58,506	205	2,003,388	150,643
Transfers between Investment Divisions	509,961	(9,357)	778,343	391,363	(505,436,139)	(179,105,270)
Policyowners' death benefits	(9,723)	(28,310)	(1,558)	(5,302)	(191,554)	(9,828,046)

Net contributions and (withdrawals)	210,726	(245,743)	937,218	459,377	(499,391,983)	(190,682,023)

Increase (decrease) in net assets	1,654,244	982,286	1,206,227	654,729	(499,419,398)	(190,040,013)

NET ASSETS:
Beginning of period	7,823,324	6,841,038	1,021,203	366,474	539,863,998	729,904,011

End of period	$9,477,568	$7,823,324	$2,227,430	$1,021,203	$40,444,600	$539,863,998
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Fidelity® VIP Growth Opportunities Portfolio— Initial Class		Fidelity® VIP Growth Portfolio— Initial Class		Fidelity® VIP Health Care Portfolio— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$(92)	$2,864	$189	$862
Net realized gain (loss) on investments	210,766	64,279	167,831	220,345	2,527	3,308
Realized gain distribution received	151,321	13,472	795,668	360,125	15,035	2,177
Change in unrealized appreciation (depreciation) on investments	(247,103)	330,439	(154,717)	691,871	14,215	12,377

Net increase (decrease) in net assets resulting from operations	114,984	408,190	808,690	1,275,205	31,966	18,724

Contributions and (Withdrawals):
Payments received from policyowners	225,644	31,269	—	95,154	49,779	8,714
Cost of insurance	(30,556)	(7,116)	(48,556)	(55,648)	(4,990)	(1,758)
Policyowners' surrenders	(11,544)	(288,119)	(376,406)	(213,996)	(6,377)	—
Net transfers from (to) Fixed Account	170,767	(14,302)	(13,338)	6,944	7,188	2,071
Transfers between Investment Divisions	280,318	1,196,653	(19,472)	(976,612)	128,182	162,491
Policyowners' death benefits	—	—	—	(7,038)	—	—

Net contributions and (withdrawals)	634,629	918,385	(457,772)	(1,151,196)	173,782	171,518

Increase (decrease) in net assets	749,613	1,326,575	350,918	124,009	205,748	190,242

NET ASSETS:
Beginning of period	1,326,575	—	3,622,639	3,498,630	190,242	—

End of period	$2,076,188	$1,326,575	$3,973,557	$3,622,639	$395,990	$190,242
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Fidelity® VIP Index 500 Portfolio— Initial Class		Fidelity® VIP International Capital Appreciation Portfolio— Initial Class		Fidelity® VIP International Index Portfolio— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,145,285	$3,446,587	$—	$7,441	$573,940	$3,535
Net realized gain (loss) on investments	12,584,502	13,259,692	22,793	40,162	74,042	319
Realized gain distribution received	1,743,766	657,710	206,420	—	76,562	—
Change in unrealized appreciation (depreciation) on investments	44,563,806	17,096,334	153,500	285,638	540,637	47,050

Net increase (decrease) in net assets resulting from operations	62,037,359	34,460,323	382,713	333,241	1,265,181	50,904

Contributions and (Withdrawals):
Payments received from policyowners	7,294,305	5,879,929	43,907	2,490	21,976	29,813
Cost of insurance	(3,473,341)	(3,143,765)	(49,975)	(8,885)	(223,806)	(3,989)
Policyowners' surrenders	(11,093,043)	(3,113,211)	—	—	—	—
Net transfers from (to) Fixed Account	(614,123)	(2,639,684)	27,088	1,342	4,458	1,473
Transfers between Investment Divisions	17,540,851	(20,091,759)	262,600	2,707,298	21,803,834	185,482
Policyowners' death benefits	(1,381,025)	(373,905)	—	—	(212,113)	—

Net contributions and (withdrawals)	8,273,624	(23,482,395)	283,620	2,702,245	21,394,349	212,779

Increase (decrease) in net assets	70,310,983	10,977,928	666,333	3,035,486	22,659,530	263,683

NET ASSETS:
Beginning of period	220,132,808	209,154,880	3,035,486	—	263,683	—

End of period	$290,443,791	$220,132,808	$3,701,819	$3,035,486	$22,923,213	$263,683
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class		Fidelity® VIP Mid Cap Portfolio— Initial Class		Fidelity® VIP Overseas Portfolio— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$841,317	$653,698	$59,950	$60,041	$34,653	$43,318
Net realized gain (loss) on investments	290,837	246,718	850,368	(318,343)	1,529,354	387,540
Realized gain distribution received	1,063,289	10,536	1,575,233	—	519,915	48,137
Change in unrealized appreciation (depreciation) on investments	(2,371,512)	1,552,079	167,327	1,709,734	(773,056)	1,017,962

Net increase (decrease) in net assets resulting from operations	(176,069)	2,463,031	2,652,878	1,451,432	1,310,866	1,496,957

Contributions and (Withdrawals):
Payments received from policyowners	809,006	672,061	346,596	292,587	—	101,069
Cost of insurance	(588,510)	(522,456)	(198,714)	(183,092)	(165,791)	(250,665)
Policyowners' surrenders	(140,975)	(840,251)	(327,056)	(312,373)	(2,801,381)	(293,439)
Net transfers from (to) Fixed Account	174,452	370,002	(51,457)	225,370	(5,425)	576
Transfers between Investment Divisions	8,986,153	8,953,039	(2,984,136)	(970,662)	(2,338,840)	(1,332,715)
Policyowners' death benefits	(14,767)	(19,705)	(5,467)	(2,890)	—	(5,727)

Net contributions and (withdrawals)	9,225,359	8,612,690	(3,220,234)	(951,060)	(5,311,437)	(1,780,901)

Increase (decrease) in net assets	9,049,290	11,075,721	(567,356)	500,372	(4,000,571)	(283,944)

NET ASSETS:
Beginning of period	33,059,602	21,983,881	11,054,893	10,554,521	10,955,710	11,239,654

End of period	$42,108,892	$33,059,602	$10,487,537	$11,054,893	$6,955,139	$10,955,710
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Fidelity® VIP Real Estate Portfolio— Initial Class		Fidelity® VIP Strategic Income Portfolio— Initial Class		Fidelity® VIP Technology Portfolio— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$131,855	$212,526	$6,850	$5,157	$—	$—
Net realized gain (loss) on investments	162,007	(1,615,648)	4,151	423	18,256	4,147
Realized gain distribution received	69,468	662,745	3,954	1,511	102,520	9,714
Change in unrealized appreciation (depreciation) on investments	3,162,477	(1,125,841)	(6,887)	6,612	154,557	137,818

Net increase (decrease) in net assets resulting from operations	3,525,807	(1,866,218)	8,068	13,703	275,333	151,679

Contributions and (Withdrawals):
Payments received from policyowners	149,318	124,024	27,874	29,285	134,893	21,968
Cost of insurance	(104,171)	(122,398)	(5,908)	(5,140)	(27,016)	(5,685)
Policyowners' surrenders	(85,595)	(6,073)	(3,539)	(27,383)	(11,201)	—
Net transfers from (to) Fixed Account	(18,101)	(25,366)	12,398	(1,485)	15,587	(3,000)
Transfers between Investment Divisions	2,311,947	(7,077,553)	56,077	(605)	178,677	590,927
Policyowners' death benefits	(234,350)	(141,830)	—	—	—	—

Net contributions and (withdrawals)	2,019,048	(7,249,196)	86,902	(5,328)	290,940	604,210

Increase (decrease) in net assets	5,544,855	(9,115,414)	94,970	8,375	566,273	755,889

NET ASSETS:
Beginning of period	8,227,305	17,342,719	171,049	162,674	755,889	—

End of period	$13,772,160	$8,227,305	$266,019	$171,049	$1,322,162	$755,889
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Fidelity® VIP Total Market Index Portfolio— Initial Class		Fidelity® VIP Value Portfolio— Initial Class		Fidelity® VIP Value Strategies Portfolio— Service Class 2
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$846	$148	$22,826	$13,484	$1,001	$1,575
Net realized gain (loss) on investments	136	4	8,421	(26,167)	11,738	(104,968)
Realized gain distribution received	467	—	167,186	38,641	6,405	16,565
Change in unrealized appreciation (depreciation) on investments	11,587	1,437	178,168	122,832	8,552	18,861

Net increase (decrease) in net assets resulting from operations	13,036	1,589	376,601	148,790	27,696	(67,967)

Contributions and (Withdrawals):
Payments received from policyowners	24,229	2,065	—	1,423	—	478
Cost of insurance	(1,190)	(61)	(18,797)	(15,650)	(3,402)	(4,852)
Policyowners' surrenders	—	—	—	(306,072)	(32,763)	(1,342)
Net transfers from (to) Fixed Account	19,065	3,293	(88)	—	(1,695)	(1,313)
Transfers between Investment Divisions	40,560	5,524	(18,868)	139,248	(1,776)	(191,962)
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	82,664	10,821	(37,753)	(181,051)	(39,636)	(198,991)

Increase (decrease) in net assets	95,700	12,410	338,848	(32,261)	(11,940)	(266,958)

NET ASSETS:
Beginning of period	12,410	—	1,278,698	1,310,959	93,426	360,384

End of period	$108,110	$12,410	$1,617,546	$1,278,698	$81,486	$93,426
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Invesco V.I. Capital Appreciation Fund— Series I Shares		Invesco V.I. Core Bond Fund— Series I Shares		Invesco V.I. Core Plus Bond Fund— Series I Shares
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$19	$30	$2,840	$140
Net realized gain (loss) on investments	500	39,332	4	6	(113)	(42)
Realized gain distribution received	4,044	13,409	34	—	6,412	40
Change in unrealized appreciation (depreciation) on investments	10,350	(22,753)	(73)	56	(9,387)	(2)

Net increase (decrease) in net assets resulting from operations	14,894	29,988	(16)	92	(248)	136

Contributions and (Withdrawals):
Payments received from policyowners	—	25,748	—	—	68,806	6,464
Cost of insurance	(1,701)	(3,557)	(91)	(100)	(1,391)	(49)
Policyowners' surrenders	—	(173,512)	—	—	(4,895)	(4,243)
Net transfers from (to) Fixed Account	(53)	(27,704)	—	—	11,122	—
Transfers between Investment Divisions	—	(113,752)	—	—	118,078	6,826
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(1,754)	(292,777)	(91)	(100)	191,720	8,998

Increase (decrease) in net assets	13,140	(262,789)	(107)	(8)	191,472	9,134

NET ASSETS:
Beginning of period	66,836	329,625	979	987	9,134	—

End of period	$79,976	$66,836	$872	$979	$200,606	$9,134
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Invesco V.I. Global Real Estate Fund— Series I Shares		Invesco V.I. International Growth Fund— Series I Shares		Invesco V.I. Main Street Mid Cap Fund®— Series I Shares
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$71,219	$129,570	$159,454	$240,875	$1,138	$1,418
Net realized gain (loss) on investments	(34,285)	(215,666)	119,638	(30,813)	(462)	(135,741)
Realized gain distribution received	—	72,585	842,099	232,065	—	40,141
Change in unrealized appreciation (depreciation) on investments	566,824	(470,641)	(445,513)	329,449	50,819	40,716

Net increase (decrease) in net assets resulting from operations	603,758	(484,152)	675,678	771,576	51,495	(53,466)

Contributions and (Withdrawals):
Payments received from policyowners	98,887	80,803	421,400	309,270	—	—
Cost of insurance	(41,073)	(44,157)	(209,610)	(213,708)	(3,699)	(7,699)
Policyowners' surrenders	(64,208)	(90,844)	(30,670)	(254,020)	(3,481)	—
Net transfers from (to) Fixed Account	(111,190)	(114,247)	(52,776)	(187,395)	—	—
Transfers between Investment Divisions	(59,297)	(579,914)	385,770	(4,518,811)	—	(583,941)
Policyowners' death benefits	—	—	(19,227)	—	—	—

Net contributions and (withdrawals)	(176,881)	(748,359)	494,887	(4,864,664)	(7,180)	(591,640)

Increase (decrease) in net assets	426,877	(1,232,511)	1,170,565	(4,093,088)	44,315	(645,106)

NET ASSETS:
Beginning of period	2,486,741	3,719,252	11,759,494	15,852,582	224,020	869,126

End of period	$2,913,618	$2,486,741	$12,930,059	$11,759,494	$268,335	$224,020
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Janus Henderson Enterprise Portfolio— Institutional Shares		Janus Henderson Flexible Bond Portfolio— Institutional Shares		Janus Henderson Forty Portfolio— Institutional Shares
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$75,575	$9,725	$17,199	$44,324	$—	$13,478
Net realized gain (loss) on investments	1,788,833	1,277,337	3,087	71,357	227,319	391,560
Realized gain distribution received	1,994,350	966,615	22,209	—	679,058	348,816
Change in unrealized appreciation (depreciation) on investments	(534,931)	482,980	(50,526)	60,041	292,390	870,599

Net increase (decrease) in net assets resulting from operations	3,323,827	2,736,657	(8,031)	175,722	1,198,767	1,624,453

Contributions and (Withdrawals):
Payments received from policyowners	376,756	356,108	—	17,921	—	31,365
Cost of insurance	(252,174)	(174,598)	(11,142)	(23,700)	(97,629)	(94,968)
Policyowners' surrenders	(380,793)	(660,717)	—	(8,097)	(438,928)	(72,832)
Net transfers from (to) Fixed Account	125,789	(214,549)	(2,051)	1,316	(31,850)	(10,875)
Transfers between Investment Divisions	6,062,043	(1,820,496)	(4,529)	(1,656,093)	(15,114)	(1,190,482)
Policyowners' death benefits	(40,188)	(2,581)	(23,091)	(3,251)	—	(1,544)

Net contributions and (withdrawals)	5,891,433	(2,516,833)	(40,813)	(1,671,904)	(583,521)	(1,339,336)

Increase (decrease) in net assets	9,215,260	219,824	(48,844)	(1,496,182)	615,246	285,117

NET ASSETS:
Beginning of period	14,333,815	14,113,991	890,024	2,386,206	5,452,073	5,166,956

End of period	$23,549,075	$14,333,815	$841,180	$890,024	$6,067,319	$5,452,073
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Janus Henderson Global Research Portfolio— Institutional Shares		Lazard Retirement International Equity Portfolio— Service Shares		Lord Abbett Series Fund Developing Growth Portfolio— Class VC
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,796	$4,599	$4,091	$30,422	$—	$—
Net realized gain (loss) on investments	112,337	23,561	109,190	(263,029)	36,637	7,781
Realized gain distribution received	28,783	36,584	5,594	44,898	55,362	31,042
Change in unrealized appreciation (depreciation) on investments	(42,612)	67,863	(76,266)	189,976	(95,161)	114,115

Net increase (decrease) in net assets resulting from operations	101,304	132,607	42,609	2,267	(3,162)	152,938

Contributions and (Withdrawals):
Payments received from policyowners	18,385	36,777	—	40,218	—	24,266
Cost of insurance	(19,754)	(26,775)	(13,859)	(35,868)	(6,559)	(6,964)
Policyowners' surrenders	(258,870)	(33,819)	(2,169)	(4,920)	(117,609)	(17,470)
Net transfers from (to) Fixed Account	(43)	486	(458,938)	67	(15)	(15)
Transfers between Investment Divisions	2,180	(10,522)	(567,611)	(939,787)	—	1,035
Policyowners' death benefits	(5,480)	—	(4,699)	(9,973)	—	—

Net contributions and (withdrawals)	(263,582)	(33,853)	(1,047,276)	(950,263)	(124,183)	852

Increase (decrease) in net assets	(162,278)	98,754	(1,004,667)	(947,996)	(127,345)	153,790

NET ASSETS:
Beginning of period	793,591	694,837	1,464,782	2,412,778	334,971	181,181

End of period	$631,313	$793,591	$460,115	$1,464,782	$207,626	$334,971
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC		LVIP Baron Growth Opportunities Fund— Service Class		LVIP Baron Growth Opportunities Fund— Standard Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$6,023	$8,567	$(509)	$(364)	$—	$—
Net realized gain (loss) on investments	3,668	(159,403)	903,276	975,268	262	642
Realized gain distribution received	98,986	—	158,255	151,664	1,184	526
Change in unrealized appreciation (depreciation) on investments	142,952	68,842	205,478	701,836	5,012	6,383

Net increase (decrease) in net assets resulting from operations	251,629	(81,994)	1,266,500	1,828,404	6,458	7,551

Contributions and (Withdrawals):
Payments received from policyowners	—	12,513	120,033	116,830	314	—
Cost of insurance	(16,408)	(19,127)	(115,910)	(138,463)	(609)	(215)
Policyowners' surrenders	—	(18,200)	(177,361)	(299,348)	—	—
Net transfers from (to) Fixed Account	(9,378)	531	(825,380)	17,246	29,117	24,661
Transfers between Investment Divisions	—	(448,930)	(1,824,195)	(2,085,871)	(898)	(6,891)
Policyowners' death benefits	—	(163)	(9,229)	(52,452)	—	—

Net contributions and (withdrawals)	(25,786)	(473,376)	(2,832,042)	(2,442,058)	27,924	17,555

Increase (decrease) in net assets	225,843	(555,370)	(1,565,542)	(613,654)	34,382	25,106

NET ASSETS:
Beginning of period	882,913	1,438,283	8,569,670	9,183,324	25,106	—

End of period	$1,108,756	$882,913	$7,004,128	$8,569,670	$59,488	$25,106
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	LVIP Delaware Limited-Term Diversified Income Fund— Standard Class	LVIP Delaware Value Fund— Standard Class	LVIP Mondrian International Value Fund— Standard Class
	2021 (c)	2021	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$133	$1	$9,060	$1,681
Net realized gain (loss) on investments	—	—	11,610	8,547
Realized gain distribution received	—	2	—	1,801
Change in unrealized appreciation (depreciation) on investments	(175)	—	(12,705)	4,052

Net increase (decrease) in net assets resulting from operations	(42)	3	7,965	16,081

Contributions and (Withdrawals):
Payments received from policyowners	377	—	28,520	2,366
Cost of insurance	(75)	(4)	(1,600)	(1,056)
Policyowners' surrenders	—	—	(242)	(147)
Net transfers from (to) Fixed Account	10,942	(1)	—	—
Transfers between Investment Divisions	—	17	160,126	(19,794)
Policyowners' death benefits	—	—	—	—

Net contributions and (withdrawals)	11,244	12	186,804	(18,631)

Increase (decrease) in net assets	11,202	15	194,769	(2,550)

NET ASSETS:
Beginning of period	—	—	76,959	79,509

End of period	$11,202	$15	$271,728	$76,959
(c) For the period May 1, 2021 (commencement of Investment Division) through December 31, 2021.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	LVIP SSgA Bond Index Fund— Standard Class		LVIP SSgA Developed International 150 Fund— Standard Class		LVIP SSgA Emerging Markets 100 Fund— Standard Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$285,868	$626,337	$174,266	$85,157	$162,535	$164,942
Net realized gain (loss) on investments	1,156,259	66,018	(10,726)	(463,746)	(156,644)	219
Realized gain distribution received	57,437	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(1,837,842)	1,313,341	302,389	(50,050)	262,058	126,955

Net increase (decrease) in net assets resulting from operations	(338,278)	2,005,696	465,929	(428,639)	267,949	292,116

Contributions and (Withdrawals):
Payments received from policyowners	363,747	287,043	15,720	27,139	91,488	92,576
Cost of insurance	(228,312)	(400,402)	(70,216)	(65,679)	(42,420)	(54,607)
Policyowners' surrenders	(3,197,583)	(448,958)	(4,189)	(7,418)	(58,336)	(107,092)
Net transfers from (to) Fixed Account	(111,274)	1,056	(236)	(3,108)	25,665	(32,939)
Transfers between Investment Divisions	(13,262,457)	3,504,311	(24,430)	(977,982)	(2,682,270)	292,043
Policyowners' death benefits	(332,692)	(51,347)	—	—	(15,894)	(6,797)

Net contributions and (withdrawals)	(16,768,571)	2,891,703	(83,351)	(1,027,048)	(2,681,767)	183,184

Increase (decrease) in net assets	(17,106,849)	4,897,399	382,578	(1,455,687)	(2,413,818)	475,300

NET ASSETS:
Beginning of period	31,889,545	26,992,146	3,563,980	5,019,667	5,269,211	4,793,911

End of period	$14,782,696	$31,889,545	$3,946,558	$3,563,980	$2,855,393	$5,269,211
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	LVIP SSgA Emerging Markets Equity Index Fund— Standard Class		LVIP SSgA International Index Fund— Standard Class		MFS® Global Growth Portfolio— Initial Class
	2021	2020	2021	2020	2021	2020 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$8,154	$470	$446,431	$656,286	$39	$99
Net realized gain (loss) on investments	1,176	282	2,826,574	212,311	66	2
Realized gain distribution received	—	98	—	—	5,257	1,964
Change in unrealized appreciation (depreciation) on investments	(35,563)	8,580	(1,510,753)	1,361,197	860	2,326

Net increase (decrease) in net assets resulting from operations	(26,233)	9,430	1,762,252	2,229,794	6,222	4,391

Contributions and (Withdrawals):
Payments received from policyowners	1,061	—	232,186	178,706	9,085	1,096
Cost of insurance	(207)	(103)	(172,930)	(323,770)	(556)	(128)
Policyowners' surrenders	—	—	(2,594,616)	(365,999)	—	—
Net transfers from (to) Fixed Account	898	187	7,235	(377,966)	1,083	—
Transfers between Investment Divisions	321,143	19,926	(12,774,082)	1,355,622	7,125	20,708
Policyowners' death benefits	—	—	(229,099)	(104,980)	—	—

Net contributions and (withdrawals)	322,895	20,010	(15,531,306)	361,613	16,737	21,676

Increase (decrease) in net assets	296,662	29,440	(13,769,054)	2,591,407	22,959	26,067

NET ASSETS:
Beginning of period	29,440	—	31,462,616	28,871,209	26,067	—

End of period	$326,102	$29,440	$17,693,562	$31,462,616	$49,026	$26,067
(a) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MFS® Global Real Estate Portfolio— Initial Class		MFS® Global Tactical Allocation Portfolio— Initial Class		MFS® International Growth Portfolio— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$47,330	$40,618	$25,814	$41,673	$7,009	$12,912
Net realized gain (loss) on investments	42,256	420	3,675	5,692	29,896	1,786
Realized gain distribution received	—	21,718	113,101	107,713	57,161	11,746
Change in unrealized appreciation (depreciation) on investments	707,104	63,778	(73,572)	(9,721)	6,980	96,857

Net increase (decrease) in net assets resulting from operations	796,690	126,534	69,018	145,357	101,046	123,301

Contributions and (Withdrawals):
Payments received from policyowners	92,298	9,454	30,725	48,652	25,402	5,595
Cost of insurance	(29,621)	(7,138)	(53,451)	(53,712)	(22,329)	(6,685)
Policyowners' surrenders	(15,295)	—	(8,609)	(84,190)	(1,399)	—
Net transfers from (to) Fixed Account	30,117	3,998	(9,876)	4,172	4,029	1,987
Transfers between Investment Divisions	1,585,530	844,607	10,124	4,881	101,440	928,307
Policyowners' death benefits	—	(524)	—	—	—	—

Net contributions and (withdrawals)	1,663,029	850,397	(31,087)	(80,197)	107,143	929,204

Increase (decrease) in net assets	2,459,719	976,931	37,931	65,160	208,189	1,052,505

NET ASSETS:
Beginning of period	1,016,928	39,997	2,490,739	2,425,579	1,052,505	—

End of period	$3,476,647	$1,016,928	$2,528,670	$2,490,739	$1,260,694	$1,052,505
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MFS® International Intrinsic Value Portfolio— Initial Class		MFS® Investors Trust Series— Initial Class		MFS® Mid Cap Growth Series— Initial Class
	2021	2020	2021	2020	2021	2020 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$99,825	$225,665	$511	$407	$—	$—
Net realized gain (loss) on investments	870,783	1,724,707	1,537	1,022	12,906	685
Realized gain distribution received	782,205	454,738	4,281	3,192	79,338	6,681
Change in unrealized appreciation (depreciation) on investments	1,252,446	1,747,409	25,067	9,609	(38,228)	23,858

Net increase (decrease) in net assets resulting from operations	3,005,259	4,152,519	31,396	14,230	54,016	31,224

Contributions and (Withdrawals):
Payments received from policyowners	996,668	652,648	—	—	38,536	8,862
Cost of insurance	(424,862)	(380,024)	(2,381)	(2,057)	(5,217)	(632)
Policyowners' surrenders	(197,668)	(635,182)	—	—	—	—
Net transfers from (to) Fixed Account	199,054	5,833	—	—	42,381	—
Transfers between Investment Divisions	3,387,833	(4,121,113)	—	—	271,774	91,015
Policyowners' death benefits	(61,551)	(31,017)	—	—	—	—

Net contributions and (withdrawals)	3,899,474	(4,508,855)	(2,381)	(2,057)	347,474	99,245

Increase (decrease) in net assets	6,904,733	(356,336)	29,015	12,173	401,490	130,469

NET ASSETS:
Beginning of period	23,303,633	23,659,969	119,551	107,378	130,469	—

End of period	$30,208,366	$23,303,633	$148,566	$119,551	$531,959	$130,469
(a) For the period May 1, 2020 (commencement of Investment Division) through December 31,2020
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MFS® Mid Cap Value Portfolio— Initial Class		MFS® New Discovery Series— Initial Class		MFS® New Discovery Value Portfolio— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$40,500	$31,584	$—	$—	$28,615	$3,008
Net realized gain (loss) on investments	1,008,992	(87,883)	203	91	41,414	91,858
Realized gain distribution received	34,310	106,953	1,163	535	81,526	25,188
Change in unrealized appreciation (depreciation) on investments	365,907	402,632	(1,213)	1,709	791,451	618,516

Net increase (decrease) in net assets resulting from operations	1,449,709	453,286	153	2,335	943,006	738,570

Contributions and (Withdrawals):
Payments received from policyowners	208,015	39,383	—	—	2,588	73
Cost of insurance	(79,658)	(37,286)	(527)	(487)	(47,924)	(7,752)
Policyowners' surrenders	(232,560)	(145,913)	—	—	—	(774)
Net transfers from (to) Fixed Account	(366,220)	(72,710)	—	—	22,096	—
Transfers between Investment Divisions	446,888	1,842,135	—	—	161,150	2,007,727
Policyowners' death benefits	(5,056)	(2,222)	—	—	—	—

Net contributions and (withdrawals)	(28,591)	1,623,387	(527)	(487)	137,910	1,999,274

Increase (decrease) in net assets	1,421,118	2,076,673	(374)	1,848	1,080,916	2,737,844

NET ASSETS:
Beginning of period	3,863,603	1,786,930	7,365	5,517	2,737,844	—

End of period	$5,284,721	$3,863,603	$6,991	$7,365	$3,818,760	$2,737,844
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MFS® Value Series— Initial Class		Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I		Morgan Stanley VIF Global Infrastructure Portfolio— Class I
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,010,486	$951,885	$46,020	$139,920	$9,542	$5,342
Net realized gain (loss) on investments	905,066	(274,262)	114,191	(193,086)	468	(8,714)
Realized gain distribution received	1,683,463	2,668,787	—	—	13,548	4,921
Change in unrealized appreciation (depreciation) on investments	12,789,799	1,027,428	(196,172)	94,333	28,131	(5,065)

Net increase (decrease) in net assets resulting from operations	16,388,814	4,373,838	(35,961)	41,167	51,689	(3,516)

Contributions and (Withdrawals):
Payments received from policyowners	959,773	551,148	—	63,383	16,336	7,055
Cost of insurance	(876,167)	(758,539)	(14,943)	(76,059)	(5,673)	(5,499)
Policyowners' surrenders	(358,401)	(955,232)	(1,512,366)	(292,153)	—	—
Net transfers from (to) Fixed Account	(1,078,725)	79,203	(31,785)	(12,214)	9,937	1,306
Transfers between Investment Divisions	61,639	3,732,455	(682,171)	(1,013,170)	13,881	1,862
Policyowners' death benefits	(650,656)	(427,212)	—	—	—	—

Net contributions and (withdrawals)	(1,942,537)	2,221,823	(2,241,265)	(1,330,213)	34,481	4,724

Increase (decrease) in net assets	14,446,277	6,595,661	(2,277,226)	(1,289,046)	86,170	1,208

NET ASSETS:
Beginning of period	67,923,521	61,327,860	3,117,084	4,406,130	341,771	340,563

End of period	$82,369,798	$67,923,521	$839,858	$3,117,084	$427,941	$341,771
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Morgan Stanley VIF U.S. Real Estate Portfolio— Class I		Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio— Class I		Neuberger Berman AMT Sustainable Equity Portfolio— Class I
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$27,696	$116,361	$411	$590	$1,115	$1,377
Net realized gain (loss) on investments	(788,640)	(103,785)	(57)	(14,549)	3,060	(20,973)
Realized gain distribution received	—	115,661	—	—	5,703	9,460
Change in unrealized appreciation (depreciation) on investments	1,158,206	(1,047,368)	17,678	4,585	50,653	28,551

Net increase (decrease) in net assets resulting from operations	397,262	(919,131)	18,032	(9,374)	60,531	18,415

Contributions and (Withdrawals):
Payments received from policyowners	84,706	127,550	—	1,592	—	32,087
Cost of insurance	(26,224)	(95,682)	(986)	(1,067)	(4,840)	(5,541)
Policyowners' surrenders	(2,104,363)	(329,427)	(25)	(12,537)	—	(40,414)
Net transfers from (to) Fixed Account	(35,783)	(2,800)	(3)	(2,576)	(6,779)	623
Transfers between Investment Divisions	(1,025,066)	(105,563)	—	(9,688)	—	(449,396)
Policyowners' death benefits	(944)	—	—	—	—	—

Net contributions and (withdrawals)	(3,107,674)	(405,922)	(1,014)	(24,276)	(11,619)	(462,641)

Increase (decrease) in net assets	(2,710,412)	(1,325,053)	17,018	(33,650)	48,912	(444,226)

NET ASSETS:
Beginning of period	4,181,421	5,506,474	55,337	88,987	260,449	704,675

End of period	$1,471,009	$4,181,421	$72,355	$55,337	$309,361	$260,449
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class		PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class		PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$95,586	$127,057	$237,955	$159,570	$815	$347
Net realized gain (loss) on investments	29,289	(3,070)	1,805	(77,734)	10	1,461
Realized gain distribution received	—	—	73,547	—	241	—
Change in unrealized appreciation (depreciation) on investments	(178,378)	143,078	(510,170)	531,281	(1,733)	509

Net increase (decrease) in net assets resulting from operations	(53,503)	267,065	(196,863)	613,117	(667)	2,317

Contributions and (Withdrawals):
Payments received from policyowners	78,812	49,953	164,121	184,629	10,983	1,179
Cost of insurance	(20,739)	(58,282)	(70,069)	(156,000)	(570)	(239)
Policyowners' surrenders	(1,573,408)	(173,549)	(2,224,895)	(338,161)	—	—
Net transfers from (to) Fixed Account	27,694	(2,129)	(28,307)	(30,068)	2,627	3,665
Transfers between Investment Divisions	430,276	768,827	(52,581)	57,806	927	1,936
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(1,057,365)	584,820	(2,211,731)	(281,794)	13,967	6,541

Increase (decrease) in net assets	(1,110,868)	851,885	(2,408,594)	331,323	13,300	8,858

NET ASSETS:
Beginning of period	3,207,620	2,355,735	6,907,589	6,576,266	8,858	—

End of period	$2,096,752	$3,207,620	$4,498,995	$6,907,589	$22,158	$8,858
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	PIMCO VIT High Yield Portfolio— Administrative Class		PIMCO VIT High Yield Portfolio— Institutional Class		PIMCO VIT Income Portfolio— Institutional Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$96,162	$153,081	$1,014	$91	$863	$116
Net realized gain (loss) on investments	80,101	(250,690)	31	8	163	36
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(102,563)	(13,106)	(159)	138	(521)	507

Net increase (decrease) in net assets resulting from operations	73,700	(110,715)	886	237	505	659

Contributions and (Withdrawals):
Payments received from policyowners	110,316	98,045	8,073	35	7,717	—
Cost of insurance	(26,339)	(60,998)	(398)	(42)	(439)	(45)
Policyowners' surrenders	(1,091,857)	(267,916)	—	—	(939)	—
Net transfers from (to) Fixed Account	(13,529)	(45,587)	4,387	1,589	—	1,705
Transfers between Investment Divisions	233,840	276,005	16,153	5,733	26,269	19,282
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(787,569)	(451)	28,215	7,315	32,608	20,942

Increase (decrease) in net assets	(713,869)	(111,166)	29,101	7,552	33,113	21,601

NET ASSETS:
Beginning of period	2,570,529	2,681,695	7,552	—	21,601	—

End of period	$1,856,660	$2,570,529	$36,653	$7,552	$54,714	$21,601
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class		PIMCO VIT Long-Term U.S. Government Portfolio— Administrative Class		PIMCO VIT Long-Term U.S. Government Portfolio— Institutional Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$896	$12	$299,913	$129,184	$230	$22
Net realized gain (loss) on investments	(174)	—	(182,063)	372,183	(82)	(3)
Realized gain distribution received	568	—	3,626,935	60,180	1,924	—
Change in unrealized appreciation (depreciation) on investments	(1,568)	83	(4,685,651)	576,414	(2,378)	(178)

Net increase (decrease) in net assets resulting from operations	(278)	95	(940,866)	1,137,961	(306)	(159)

Contributions and (Withdrawals):
Payments received from policyowners	3,475	12	19,927	18,671	15,934	69
Cost of insurance	(693)	(9)	(152,232)	(55,557)	(254)	(48)
Policyowners' surrenders	(4,006)	—	(787,449)	(104,180)	—	—
Net transfers from (to) Fixed Account	450	110	(4,966)	41,342	—	3,447
Transfers between Investment Divisions	53,479	8,525	552,076	18,655,868	—	—
Policyowners' death benefits	—	—	—	(13,627)	—	—

Net contributions and (withdrawals)	52,705	8,638	(372,644)	18,542,517	15,680	3,468

Increase (decrease) in net assets	52,427	8,733	(1,313,510)	19,680,478	15,374	3,309

NET ASSETS:
Beginning of period	8,733	—	20,579,299	898,821	3,309	—

End of period	$61,160	$8,733	$19,265,789	$20,579,299	$18,683	$3,309
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	PIMCO VIT Low Duration Portfolio— Administrative Class		PIMCO VIT Low Duration Portfolio— Institutional Class		PIMCO VIT Real Return Portfolio— Administrative Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$65,997	$114,956	$319	$1,108	$541,599	$166,533
Net realized gain (loss) on investments	32,312	14,041	314	1,299	329,785	191,497
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(216,442)	169,118	(790)	401	(279,454)	777,924

Net increase (decrease) in net assets resulting from operations	(118,133)	298,115	(157)	2,808	591,930	1,135,954

Contributions and (Withdrawals):
Payments received from policyowners	275,751	228,762	17,840	331	271,124	273,150
Cost of insurance	(589,698)	(217,486)	(1,053)	(2,733)	(234,628)	(285,760)
Policyowners' surrenders	(166,522)	(303,264)	—	—	(1,211,591)	(396,202)
Net transfers from (to) Fixed Account	(355,881)	(205,505)	16,545	20,581	(22,984)	(72,032)
Transfers between Investment Divisions	1,071,490	5,352,761	(75,688)	60,659	669,274	(2,266,065)
Policyowners' death benefits	—	(16,045)	—	—	(6,414)	(27,139)

Net contributions and (withdrawals)	235,140	4,839,223	(42,356)	78,838	(535,219)	(2,774,048)

Increase (decrease) in net assets	117,007	5,137,338	(42,513)	81,646	56,711	(1,638,094)

NET ASSETS:
Beginning of period	12,280,466	7,143,128	81,646	—	11,258,632	12,896,726

End of period	$12,397,473	$12,280,466	$39,133	$81,646	$11,315,343	$11,258,632
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	PIMCO VIT Real Return Portfolio— Institutional Class		PIMCO VIT Total Return Portfolio— Administrative Class		PIMCO VIT Total Return Portfolio— Institutional Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,101	$137	$532,024	$866,947	$2,190	$468
Net realized gain (loss) on investments	158	24	1,041,680	497,199	(1,814)	28
Realized gain distribution received	—	—	1,224,272	457,122	4,032	361
Change in unrealized appreciation (depreciation) on investments	(125)	726	(3,380,538)	1,480,956	(5,633)	483

Net increase (decrease) in net assets resulting from operations	1,134	887	(582,562)	3,302,224	(1,225)	1,340

Contributions and (Withdrawals):
Payments received from policyowners	—	—	517,506	675,742	35,849	272
Cost of insurance	(343)	(115)	(400,692)	(721,801)	(3,638)	(745)
Policyowners' surrenders	—	—	(7,050,816)	(1,825,456)	—	—
Net transfers from (to) Fixed Account	12,099	10,569	(211,908)	(137,675)	79,905	27,793
Transfers between Investment Divisions	13,991	3,277	(8,065,503)	2,191,734	14,437	12,468
Policyowners' death benefits	—	—	(61,165)	(48,917)	—	—

Net contributions and (withdrawals)	25,747	13,731	(15,272,578)	133,627	126,553	39,788

Increase (decrease) in net assets	26,881	14,618	(15,855,140)	3,435,851	125,328	41,128

NET ASSETS:
Beginning of period	14,618	—	42,070,921	38,635,070	41,128	—

End of period	$41,499	$14,618	$26,215,781	$42,070,921	$166,456	$41,128
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Schwab® S&P 500 Index Portfolio	T. Rowe Price All-Cap Opportunities Portfolio		T. Rowe Price Blue Chip Growth Portfolio
	2021 (c)	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$831	$—	$—	$—	$—
Net realized gain (loss) on investments	102	394,537	3,456,725	14,319,068	8,859,547
Realized gain distribution received	—	1,244,030	1,020,806	12,295,736	3,555,469
Change in unrealized appreciation (depreciation) on investments	18,366	(335,848)	(1,050,395)	(8,541,679)	16,567,994

Net increase (decrease) in net assets resulting from operations	19,299	1,302,719	3,427,136	18,073,125	28,983,010

Contributions and (Withdrawals):
Payments received from policyowners	104,395	—	129,962	1,934,858	1,056,291
Cost of insurance	(2,715)	(82,808)	(164,232)	(1,324,322)	(1,249,217)
Policyowners' surrenders	—	(91,498)	(52,194)	(5,573,629)	(1,679,328)
Net transfers from (to) Fixed Account	129,670	(41,034)	339,769	(1,240,143)	(78,576)
Transfers between Investment Divisions	67,868	(1,257,302)	(8,208,850)	(8,666,198)	17,569,091
Policyowners' death benefits	—	(73,345)	(64,863)	(1,242,327)	(863,304)

Net contributions and (withdrawals)	299,218	(1,545,987)	(8,020,408)	(16,111,761)	14,754,957

Increase (decrease) in net assets	318,517	(243,268)	(4,593,272)	1,961,364	43,737,967

NET ASSETS:
Beginning of period	—	6,921,191	11,514,463	114,286,084	70,548,117

End of period	$318,517	$6,677,923	$6,921,191	$116,247,448	$114,286,084

(c) For the period May 1, 2021 (commencement of Investment Division) through December 31, 2021.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	T. Rowe Price Equity Index 500 Portfolio		T. Rowe Price International Stock Portfolio		T. Rowe Price Limited-Term Bond Portfolio
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$18,489	$28,518	$21,585	$16,474	$20,368	$69,639
Net realized gain (loss) on investments	81,458	102,590	52,028	(58,634)	42,974	(60,151)
Realized gain distribution received	29,177	110,046	252,276	135,832	7,026	—
Change in unrealized appreciation (depreciation) on investments	372,294	78,865	(273,982)	214,311	(64,664)	62,028

Net increase (decrease) in net assets resulting from operations	501,418	320,019	51,907	307,983	5,704	71,516

Contributions and (Withdrawals):
Payments received from policyowners	—	157,698	193,914	162,898	—	54,873
Cost of insurance	(37,631)	(50,086)	(47,990)	(42,908)	(22,995)	(53,333)
Policyowners' surrenders	(112,952)	(93,580)	(179,512)	(102,969)	(6,207)	(293,212)
Net transfers from (to) Fixed Account	(111,235)	(184,283)	191,330	383,015	(7,446)	(10,575)
Transfers between Investment Divisions	—	(260,456)	83,137	(884,170)	(761,265)	(3,934,584)
Policyowners' death benefits	(287)	(2,619)	—	—	—	—

Net contributions and (withdrawals)	(262,105)	(433,326)	240,879	(484,134)	(797,913)	(4,236,831)

Increase (decrease) in net assets	239,313	(113,307)	292,786	(176,151)	(792,209)	(4,165,315)

NET ASSETS:
Beginning of period	1,876,538	1,989,845	3,532,353	3,708,504	1,946,407	6,111,722

End of period	$2,115,851	$1,876,538	$3,825,139	$3,532,353	$1,154,198	$1,946,407
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	T. Rowe Price Moderate Allocation Portfolio		Thrivent Aggressive Allocation Portfolio	Thrivent Diversified Income Plus Portfolio
	2021	2020	2021	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$28,749	$53,794	$16	$707	$41
Net realized gain (loss) on investments	179,565	19,018	23	82	4
Realized gain distribution received	253,957	124,837	77	3	7
Change in unrealized appreciation (depreciation) on investments	(134,670)	256,005	300	702	962

Net increase (decrease) in net assets resulting from operations	327,601	453,654	416	1,494	1,014

Contributions and (Withdrawals):
Payments received from policyowners	—	135,547	4,386	8,408	3,608
Cost of insurance	(88,180)	(111,700)	(331)	(731)	(171)
Policyowners' surrenders	(485,942)	(102,876)	—	(214)	—
Net transfers from (to) Fixed Account	(4,926)	(8,312)	(124)	22,786	271
Transfers between Investment Divisions	(940,500)	(1,118,822)	—	1,345	14,333
Policyowners' death benefits	(7,984)	(4,765)	—	—	—

Net contributions and (withdrawals)	(1,527,532)	(1,210,928)	3,931	31,594	18,041

Increase (decrease) in net assets	(1,199,931)	(757,274)	4,347	33,088	19,055

NET ASSETS:
Beginning of period	3,954,480	4,711,754	—	19,055	—

End of period	$2,754,549	$3,954,480	$4,347	$52,143	$19,055
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Thrivent Global Stock Portfolio	Thrivent Large Cap Growth Portfolio		Thrivent Mid Cap Index Portfolio
	2021	2021	2020 (a)	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$89	$—	$16,248	$—
Net realized gain (loss) on investments	1	85	—	3,805	—
Realized gain distribution received	—	6,664	—	21,103	—
Change in unrealized appreciation (depreciation) on investments	211	5,500	11	256,942	147

Net increase (decrease) in net assets resulting from operations	212	12,338	11	298,098	147

Contributions and (Withdrawals):
Payments received from policyowners	3,906	15,376	272	86,108	—
Cost of insurance	(29)	(706)	(7)	(13,428)	(10)
Policyowners' surrenders	—	—	—	(17,148)	—
Net transfers from (to) Fixed Account	—	2,176	159	—	—
Transfers between Investment Divisions	—	47,698	—	1,450,111	856
Policyowners' death benefits	—	—	—	—	—

Net contributions and (withdrawals)	3,877	64,544	424	1,505,643	846

Increase (decrease) in net assets	4,089	76,882	435	1,803,741	993

NET ASSETS:
Beginning of period	—	435	—	993	—

End of period	$4,089	$77,317	$435	$1,804,734	$993
(a) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Thrivent Mid Cap Stock Portfolio	Thrivent Small Cap Index Portfolio		TOPS® Aggressive Growth ETF Portfolio— Class 2 Shares
	2021	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$43	$318,339	$319,285	$1,240	$2,138
Net realized gain (loss) on investments	35	472,151	(1,161,347)	579	(2,220)
Realized gain distribution received	1,023	282,735	1,145,974	—	1,705
Change in unrealized appreciation (depreciation) on investments	3,233	7,488,118	4,334,505	36,007	17,854

Net increase (decrease) in net assets resulting from operations	4,334	8,561,343	4,638,417	37,826	19,477

Contributions and (Withdrawals):
Payments received from policyowners	655	46,795	29,962	—	—
Cost of insurance	(392)	(412,698)	(265,656)	(3,663)	(4,156)
Policyowners' surrenders	—	(214,292)	—	(279)	—
Net transfers from (to) Fixed Account	2,120	207,079	1,969	(3)	(670)
Transfers between Investment Divisions	20,086	259,894	2,432,911	—	(21,454)
Policyowners' death benefits	—	(526,271)	—	—	—

Net contributions and (withdrawals)	22,469	(639,493)	2,199,186	(3,945)	(26,280)

Increase (decrease) in net assets	26,803	7,921,850	6,837,603	33,881	(6,803)

NET ASSETS:
Beginning of period	—	33,038,200	26,200,597	197,354	204,157

End of period	$26,803	$40,960,050	$33,038,200	$231,235	$197,354
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	TOPS® Balanced ETF Portfolio— Class 2 Shares		TOPS® Conservative ETF Portfolio— Class 2 Shares		TOPS® Growth ETF Portfolio— Class 2 Shares
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,034	$3,203	$1,344	$2,798	$720	$1,359
Net realized gain (loss) on investments	5,493	(6,526)	2,189	1,936	377	(3,841)
Realized gain distribution received	—	73	—	258	—	501
Change in unrealized appreciation (depreciation) on investments	15,672	13,919	7,352	6,531	12,789	5,466

Net increase (decrease) in net assets resulting from operations	23,199	10,669	10,885	11,523	13,886	3,485

Contributions and (Withdrawals):
Payments received from policyowners	—	—	—	—	—	—
Cost of insurance	(4,471)	(4,656)	(4,466)	(4,984)	(2,511)	(3,852)
Policyowners' surrenders	(30,530)	(3,008)	(6,465)	(10,277)	(33)	(10,269)
Net transfers from (to) Fixed Account	—	(146)	(16)	(30)	(296)	(270)
Transfers between Investment Divisions	(2,847)	(87,152)	—	—	—	(94,549)
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(37,848)	(94,962)	(10,947)	(15,291)	(2,840)	(108,940)

Increase (decrease) in net assets	(14,649)	(84,293)	(62)	(3,768)	11,046	(105,455)

NET ASSETS:
Beginning of period	250,930	335,223	170,507	174,275	85,207	190,662

End of period	$236,281	$250,930	$170,445	$170,507	$96,253	$85,207
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	TOPS® Managed Risk Balanced ETF Portfolio— Class 2 Shares		TOPS® Managed Risk Growth ETF Portfolio— Class 2 Shares		TOPS® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$377	$688	$399	$873
Net realized gain (loss) on investments	15	3,088	141	(423)	42	(3,136)
Realized gain distribution received	—	—	—	—	—	329
Change in unrealized appreciation (depreciation) on investments	(1)	(3,457)	3,630	895	3,319	3,525

Net increase (decrease) in net assets resulting from operations	14	(369)	4,148	1,160	3,760	1,591

Contributions and (Withdrawals):
Payments received from policyowners	—	—	—	—	—	—
Cost of insurance	(3)	(1,786)	(612)	(917)	(937)	(1,505)
Policyowners' surrenders	(28)	(40)	—	(1,006)	(47)	(27,689)
Net transfers from (to) Fixed Account	—	(138)	(1,047)	(1,001)	(2,672)	(12,016)
Transfers between Investment Divisions	—	(70,899)	—	(3,126)	—	(6,535)
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(31)	(72,863)	(1,659)	(6,050)	(3,656)	(47,745)

Increase (decrease) in net assets	(17)	(73,232)	2,489	(4,890)	104	(46,154)

NET ASSETS:
Beginning of period	17	73,249	33,995	38,885	35,813	81,967

End of period	$—	$17	$36,484	$33,995	$35,917	$35,813
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	TOPS® Moderate Growth ETF Portfolio— Class 2 Shares		VanEck VIP Emerging Markets Bond Fund— Initial Class Shares		Victory RS Small Cap Growth Equity VIP Series— Class I Shares
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,806	$4,945	$21,088	$27,918	$—	$—
Net realized gain (loss) on investments	3,035	11,213	970	561	124,899	13,602
Realized gain distribution received	—	631	—	—	241,758	200,341
Change in unrealized appreciation (depreciation) on investments	25,950	14,902	(38,909)	5,729	(655,580)	225,885

Net increase (decrease) in net assets resulting from operations	31,791	31,691	(16,851)	34,208	(288,923)	439,828

Contributions and (Withdrawals):
Payments received from policyowners	—	—	—	—	17,556	4,108
Cost of insurance	(11,946)	(16,743)	(9,636)	(9,062)	(18,678)	(9,195)
Policyowners' surrenders	(6,815)	(115,314)	—	—	(5,831)	(3,107)
Net transfers from (to) Fixed Account	(139)	(26,996)	(4)	(5)	6,086	11,986
Transfers between Investment Divisions	—	(51,752)	—	(2,961)	1,909,816	794,210
Policyowners' death benefits	—	—	—	—	(1,213)	—

Net contributions and (withdrawals)	(18,900)	(210,805)	(9,640)	(12,028)	1,907,736	798,002

Increase (decrease) in net assets	12,891	(179,114)	(26,491)	22,180	1,618,813	1,237,830

NET ASSETS:
Beginning of period	252,650	431,764	422,415	400,235	1,441,880	204,050

End of period	$265,541	$252,650	$395,924	$422,415	$3,060,693	$1,441,880
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Voya High Yield Portfolio— Class I		Voya Index Solution 2030 Portfolio— Class Z		Voya Index Solution 2040 Portfolio— Class Z
	2021	2020	2021	2020 (a)	2021	2020 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$441	$87	$685	$—	$1,098	$—
Net realized gain (loss) on investments	12	19	46	1	411	3
Realized gain distribution received	—	—	1,094	—	1,971	—
Change in unrealized appreciation (depreciation) on investments	(25)	212	1,012	654	3,246	1,624

Net increase (decrease) in net assets resulting from operations	428	318	2,837	655	6,726	1,627

Contributions and (Withdrawals):
Payments received from policyowners	8,106	2,769	18,178	3,546	41,847	—
Cost of insurance	(197)	(27)	(399)	(28)	(741)	(85)
Policyowners' surrenders	—	—	—	—	(18)	—
Net transfers from (to) Fixed Account	232	1,968	10,477	—	9,665	11,930
Transfers between Investment Divisions	3	(360)	2	6,983	8	(42)
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	8,144	4,350	28,258	10,501	50,761	11,803

Increase (decrease) in net assets	8,572	4,668	31,095	11,156	57,487	13,430

NET ASSETS:
Beginning of period	4,668	—	11,156	—	13,430	—

End of period	$13,240	$4,668	$42,251	$11,156	$70,917	$13,430
(a) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Voya Index Solution 2050 Portfolio— Class Z		Voya Limited Maturity Bond Portfolio— Class I		Voya MidCap Opportunities Portfolio— Class I
	2021	2020 (a)	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$40	$—	$45,189	$3,133	$—	$54
Net realized gain (loss) on investments	3	—	(2,302)	1	(70)	19,490
Realized gain distribution received	64	—	—	—	4,705	2,854
Change in unrealized appreciation (depreciation) on investments	182	5	(43,445)	536	(993)	439

Net increase (decrease) in net assets resulting from operations	289	5	(558)	3,670	3,642	22,837

Contributions and (Withdrawals):
Payments received from policyowners	3,607	299	13,061	10,650	11,737	11,032
Cost of insurance	(27)	—	(29,693)	(762)	(1,559)	(862)
Policyowners' surrenders	—	—	(193)	—	(4,895)	—
Net transfers from (to) Fixed Account	—	—	(20,426)	562	(1,842)	12,937
Transfers between Investment Divisions	50	—	724,307	2,423,026	48	(34,976)
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	3,630	299	687,056	2,433,476	3,489	(11,869)

Increase (decrease) in net assets	3,919	304	686,498	2,437,146	7,131	10,968

NET ASSETS:
Beginning of period	304	—	2,437,146	—	25,232	14,264

End of period	$4,223	$304	$3,123,644	$2,437,146	$32,363	$25,232
(a) For the period May 1, 2020 (commencement of Investment Division) through December 31,2020
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Voya RussellTM Mid Cap Index Portfolio— Class I		Voya Small Company Portfolio— Class I		VY® JPMorgan Mid Cap Value Portfolio— Class I
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$199,109	$308,872	$4,164	$10,596	$1,245	$919
Net realized gain (loss) on investments	(99,392)	(2,992,246)	29,217	(140,103)	4,479	18
Realized gain distribution received	1,912,208	2,840,741	11,076	31,632	3,843	1,852
Change in unrealized appreciation (depreciation) on investments	2,131,672	2,701,143	323,043	514,538	14,247	9,578

Net increase (decrease) in net assets resulting from operations	4,143,597	2,858,510	367,500	416,663	23,814	12,367

Contributions and (Withdrawals):
Payments received from policyowners	403,749	193,956	40,717	72,329	67,158	49,335
Cost of insurance	(263,446)	(249,747)	(38,346)	(28,505)	(1,418)	(538)
Policyowners' surrenders	(327,623)	(406,038)	(2,308)	(11,921)	(481)	—
Net transfers from (to) Fixed Account	(198,694)	(592,141)	4,485	(9,990)	1,260	(36)
Transfers between Investment Divisions	667,136	(5,140,919)	7,257	361,389	(26,452)	20,409
Policyowners' death benefits	(43,076)	(134,545)	(38,411)	(3,353)	—	—

Net contributions and (withdrawals)	238,046	(6,329,434)	(26,606)	379,949	40,067	69,170

Increase (decrease) in net assets	4,381,643	(3,470,924)	340,894	796,612	63,881	81,537

NET ASSETS:
Beginning of period	18,524,604	21,995,528	2,539,532	1,742,920	81,537	—

End of period	$22,906,247	$18,524,604	$2,880,426	$2,539,532	$145,418	$81,537

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	VY® JPMorgan Small Cap Core Equity Portfolio— Class I		VY® Morgan Stanley Global Franchise Portfolio— Class R6		VY® T. Rowe Price Capital Appreciation Portfolio— Class I
	2021	2020	2021	2020 (a)	2021	2020 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$10,284	$—	$956	$—	$5,465	$9,201
Net realized gain (loss) on investments	16,368	1	80	—	17,793	(9,877)
Realized gain distribution received	130,192	—	8,778	—	69,665	53,373
Change in unrealized appreciation (depreciation) on investments	302,662	23,480	12,282	89	12,093	34,760

Net increase (decrease) in net assets resulting from operations	459,506	23,481	22,096	89	105,016	87,457

Contributions and (Withdrawals):
Payments received from policyowners	24,124	591	2,015	—	6,706	526
Cost of insurance	(29,501)	(8)	(1,483)	—	(11,064)	(7,072)
Policyowners' surrenders	—	—	—	—	—	—
Net transfers from (to) Fixed Account	2,788	—	93,949	—	(81,304)	(112,032)
Transfers between Investment Divisions	54,980	2,410,740	5	4,350	(104,336)	662,151
Policyowners' death benefits	—	—	—	—	(4,471)	—

Net contributions and (withdrawals)	52,391	2,411,323	94,486	4,350	(194,469)	543,573

Increase (decrease) in net assets	511,897	2,434,804	116,582	4,439	(89,453)	631,030

NET ASSETS:
Beginning of period	2,434,804	—	4,439	—	631,030	—

End of period	$2,946,701	$2,434,804	$121,021	$4,439	$541,577	$631,030

(a) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Western Asset Core Plus VIT Portfolio— Class I
	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$94,497	$11,257
Net realized gain (loss) on investments	1,401	325
Realized gain distribution received	—	—
Change in unrealized appreciation (depreciation) on investments	(129,238)	19,373

Net increase (decrease) in net assets resulting from operations	(33,340)	30,955

Contributions and (Withdrawals):
Payments received from policyowners	244,989	56,992
Cost of insurance	(30,637)	(4,038)
Policyowners' surrenders	(53,419)	—
Net transfers from (to) Fixed Account	1,260	41
Transfers between Investment Divisions	2,901,933	583,956
Policyowners' death benefits	(23,127)	(2,258)

Net contributions and (withdrawals)	3,040,999	634,693

Increase (decrease) in net assets	3,007,659	665,648

NET ASSETS:
Beginning of period	665,648	—

End of period	$3,673,307	$665,648

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (“CSVUL Separate Account-I”) was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds NYLIAC Corporate Sponsored Variable Universal Life Insurance policies (“CSVUL”) (“Series 1 policies”), NYLIAC CorpExec Variable Universal Life Insurance II policies (“CEVUL2”) (“Series 2 policies”), NYLIAC CorpExec Variable Universal Life Insurance III policies (“CEVUL3”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance IV policies (“CEVUL4”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance V policies (“CEVUL5”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance VI policies (“CEVUL6”) (“Series 3 policies”), NYLIAC CorpExec Accumulator Variable Universal Life Insurance policies (“CEAVUL”) (“Series 3 policies”), and NYLIAC CorpExec Variable Universal Life Insurance Plus Policies ("CEVUL Plus") ('Series 3 policies"). The policies are designed for group and/or sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and are sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC (“NYLIM Holdings”), which is a wholly-owned subsidiary of NYLIC. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows the accounting and reporting guidance of ASC 946.
The assets of CSVUL Separate Account-I are invested in the shares of the MainStay VP Funds Trust, AB® Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), The Alger Portfolios, American Century Variable Portfolios, Inc., American Funds Insurance Series®, BlackRock® Variable Series Funds, Inc., BlackRock® Variable Series Funds II, Inc., BNY Mellon Investment Fund, BNY Mellon Investment Portfolios, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Insurance Trust II, Davis Variable Account Fund, Inc., Delaware VIP® Trust, Deutsche DWS Investments VIT Funds, Deutsche DWS Variable Series I, Deutsche DWS Variable Series II, DFA Investment Dimensions Group Inc., Fidelity® Variable Insurance Products Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Variable Income Trust, Lincoln Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, MFS® Variable Insurance Trust II, MFS® Variable Insurance Trust III, Morgan Stanley Variable Insurance Fund, Inc., Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, Schwab Annuity Portfolios, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., Thrivent Series Fund, Inc., VanEck VIP Trust, Victory Variable Insurance Funds, and the Voya Variable Portfolios, Inc., (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents a portion of the general account assets of NYLIAC and is not included in this report. NYLIAC’s Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

As of May 1, 2021, Delaware VIP® Value Series—Standard Class was reorganized with and into LVIP Delaware Value
Fund—Standard Class; MainStay VP MacKay S&P 500 Index—Initial Class closed to new investments on CEAVUL and CEVUL II-VI; American Funds IS Capital World Bond Fund®—Class 1 was added to CEVUL Plus and reopened on CEAVUL and CEVUL II-VI; MainStay VP Wellington Small Cap—Initial Class was added to CEVUL Plus.

The following Investment Divisions were added to one or more of the products investing in CSVUL Separate Account-I:

LVIP Delaware Limited-Term Diversified Income Fund—Standard Class
Schwab® S&P 500 Index Portfolio

Therefore, the following Investment Divisions, with their respective Fund portfolios, are available in CSVUL Separate
Account-I:

MainStay VP Bond—Initial Class
MainStay VP Candriam Emerging Markets Equity—Initial Class (formerly MainStay VP Emerging Markets Equity—Initial Class)

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

MainStay VP Epoch U.S. Equity Yield—Initial Class
MainStay VP Fidelity Institutional AM® Utilities—Initial Class
MainStay VP Floating Rate—Initial Class
MainStay VP Income Builder—Initial Class
MainStay VP IQ Hedge Multi-Strategy—Initial Class
MainStay VP Janus Henderson Balanced—Initial Class
MainStay VP MacKay Convertible—Initial Class
MainStay VP MacKay Government—Initial Class
MainStay VP MacKay High Yield Corporate Bond—Initial Class
MainStay VP MacKay International Equity—Initial Class
MainStay VP MacKay S&P 500 Index—Initial Class
MainStay VP Natural Resources—Initial Class (formerly MainStay VP Mellon Natural Resources—Initial Class)
MainStay VP Small Cap Growth—Initial Class
MainStay VP T. Rowe Price Equity Income—Initial Class
MainStay VP U.S. Government Money Market—Initial Class
MainStay VP Wellington Growth—Initial Class (formerly MainStay VP MacKay Growth—Initial Class)
MainStay VP Wellington Mid Cap—Initial Class (formerly MainStay VP MacKay Mid Cap Core—Initial Class)
MainStay VP Wellington Small Cap—Initial Class (formerly MainStay VP MacKay Small Cap Core—Initial Class)
MainStay VP Wellington U.S. Equity—Initial Class (formerly MainStay VP MacKay Common Stock—Initial Class)
MainStay VP Winslow Large Cap Growth—Initial Class
AB VPS Growth and Income Portfolio—Class A
AB VPS International Value Portfolio—Class A
AB VPS Large Cap Growth Portfolio—Class A
AB VPS Small Cap Growth Portfolio—Class A
AB VPS Small/Mid Cap Value Portfolio—Class A
Alger Weatherbie Specialized Growth Portfolio—Class I-2 Shares
American Century Investments® VP Inflation Protection Fund—Class I
American Century Investments® VP Inflation Protection Fund—Class II
American Century Investments® VP Mid Cap Value Fund—Class I
American Century Investments® VP Mid Cap Value Fund—Class II
American Century Investments® VP Value Fund—Class I
American Century Investments® VP Value Fund—Class II
American Funds IS Asset Allocation Fund—Class 1
American Funds IS Capital World Bond Fund®—Class 1
American Funds IS Global Balanced Fund—Class 1
American Funds IS Global Growth Fund—Class 1
American Funds IS Global Small Capitalization Fund—Class 1
American Funds IS Growth Fund—Class 1
American Funds IS Growth-Income Fund—Class 1
American Funds IS International Fund—Class 1
American Funds IS New World Fund®—Class 1
American Funds IS Washington Mutual Investors Fund—Class 1 (formerly American Funds IS Blue Chip Income and Growth Fund—Class 1)
BlackRock® Global Allocation V.I. Fund—Class I
BlackRock® High Yield V.I. Fund—Class I
BNY Mellon IP Technology Growth Portfolio—Initial Shares
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares
ClearBridge Variable Appreciation Portfolio—Class I
ClearBridge Variable Large Cap Growth Portfolio—Class I
ClearBridge Variable Small Cap Growth Portfolio—Class I
Columbia Variable Portfolio—Disciplined Core Fund—Class 1
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1
Columbia Variable Portfolio—Strategic Income Fund—Class 1
Davis Value Portfolio

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Delaware VIP® Emerging Markets Series—Standard Class
Delaware VIP® International Series—Standard Class
Delaware VIP® Small Cap Value Series—Standard Class
DFA VA Global Bond Portfolio
DFA VA Global Moderate Allocation Portfolio
DFA VA International Small Portfolio
DFA VA International Value Portfolio
DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value Portfolio
DFA VIT Inflation-Protected Securities Portfolio
DWS Alternative Asset Allocation VIP—Class A
DWS Global Small Cap VIP—Class A
DWS Small Cap Index VIP—Class A
DWS Small Mid Cap Value VIP—Class A
Fidelity® VIP Balanced Portfolio—Initial Class
Fidelity® VIP Bond Index Portfolio—Initial Class
Fidelity® VIP ContrafundSM Portfolio—Initial Class
Fidelity® VIP Emerging Markets Portfolio—Initial Class
Fidelity® VIP Equity-Income PortfolioSM—Initial Class
Fidelity® VIP Extended Market Index Portfolio—Initial Class
Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class
Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class
Fidelity® VIP Government Money Market Portfolio—Initial Class
Fidelity® VIP Growth Opportunities Portfolio—Initial Class
Fidelity® VIP Growth Portfolio—Initial Class
Fidelity® VIP Health Care Portfolio—Initial Class
Fidelity® VIP Index 500 Portfolio—Initial Class
Fidelity® VIP International Capital Appreciation Portfolio—Initial Class
Fidelity® VIP International Index Portfolio—Initial Class
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class
Fidelity® VIP Mid Cap Portfolio—Initial Class
Fidelity® VIP Overseas Portfolio—Initial Class
Fidelity® VIP Real Estate Portfolio—Initial Class
Fidelity® VIP Strategic Income Portfolio—Initial Class
Fidelity® VIP Technology Portfolio—Initial Class
Fidelity® VIP Total Market Index Portfolio—Initial Class
Fidelity® VIP Value Portfolio—Initial Class
Fidelity® VIP Value Strategies Portfolio—Service Class 2
Invesco V.I. Capital Appreciation Fund—Series I Shares (formerly Invesco Oppenheimer V.I. Capital Appreciation Fund—Series I Shares)
Invesco V.I. Core Bond Fund—Series I Shares (formerly Invesco Oppenheimer V.I. Total Return Bond Fund—Series I Shares)
Invesco V.I. Core Plus Bond Fund—Series I Shares
Invesco V.I. Global Real Estate Fund—Series I Shares
Invesco V.I. International Growth Fund—Series I Shares
Invesco V.I. Main Street Mid Cap Fund®—Series I Shares (formerly Invesco V.I. Mid Cap Core Equity Fund—Series I Shares)
Janus Henderson Enterprise Portfolio—Institutional Shares
Janus Henderson Flexible Bond Portfolio—Institutional Shares
Janus Henderson Forty Portfolio—Institutional Shares
Janus Henderson Global Research Portfolio—Institutional Shares
Lazard Retirement International Equity Portfolio—Service Shares

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Lord Abbett Series Fund Developing Growth Portfolio—Class VC
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC
LVIP Baron Growth Opportunities Fund—Service Class
LVIP Baron Growth Opportunities Fund—Standard Class
LVIP Delaware Limited-Term Diversified Income Fund—Standard Class
LVIP Delaware Value Fund—Standard Class (formerly Delaware VIP® Value Series—Standard Class)
LVIP Mondrian International Value Fund—Standard Class
LVIP SSgA Bond Index Fund—Standard Class
LVIP SSgA Developed International 150 Fund—Standard Class
LVIP SSgA Emerging Markets 100 Fund—Standard Class
LVIP SSgA Emerging Markets Equity Index Fund—Standard Class
LVIP SSgA International Index Fund—Standard Class
MFS® Global Growth Portfolio—Initial Class
MFS® Global Real Estate Portfolio—Initial Class
MFS® Global Tactical Allocation Portfolio—Initial Class
MFS® International Growth Portfolio—Initial Class
MFS® International Intrinsic Value Portfolio—Initial Class
MFS® Investors Trust Series—Initial Class
MFS® Mid Cap Growth Series—Initial Class
MFS® Mid Cap Value Portfolio—Initial Class
MFS® New Discovery Series—Initial Class
MFS® New Discovery Value Portfolio—Initial Class
MFS® Value Series—Initial Class
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I
Morgan Stanley VIF Global Infrastructure Portfolio—Class I
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I
Neuberger Berman AMT Sustainable Equity Portfolio—Class I
PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class
PIMCO VIT High Yield Portfolio—Administrative Class
PIMCO VIT High Yield Portfolio—Institutional Class
PIMCO VIT Income Portfolio—Institutional Class
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class
PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class
PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class
PIMCO VIT Low Duration Portfolio—Administrative Class
PIMCO VIT Low Duration Portfolio—Institutional Class
PIMCO VIT Real Return Portfolio—Administrative Class
PIMCO VIT Real Return Portfolio—Institutional Class
PIMCO VIT Total Return Portfolio—Administrative Class
PIMCO VIT Total Return Portfolio—Institutional Class
Schwab® S&P 500 Index Portfolio
T. Rowe Price All-Cap Opportunities Portfolio (formerly T. Rowe Price New America Growth Portfolio)
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Index 500 Portfolio
T. Rowe Price International Stock Portfolio
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price Moderate Allocation Portfolio
Thrivent Aggressive Allocation Portfolio
Thrivent Diversified Income Plus Portfolio
Thrivent Global Stock Portfolio
Thrivent Large Cap Growth Portfolio

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Thrivent Mid Cap Index Portfolio
Thrivent Mid Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares
TOPS® Balanced ETF Portfolio—Class 2 Shares
TOPS® Conservative ETF Portfolio—Class 2 Shares
TOPS® Growth ETF Portfolio—Class 2 Shares
TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares
VanEck VIP Emerging Markets Bond Fund—Initial Class Shares
Victory RS International VIP Series—Class I Shares
Victory RS Small Cap Growth Equity VIP Series—Class I Shares
Voya High Yield Portfolio—Class I
Voya Index Solution 2030 Portfolio—Class Z
Voya Index Solution 2040 Portfolio—Class Z
Voya Index Solution 2050 Portfolio—Class Z
Voya Limited Maturity Bond Portfolio—Class I
Voya MidCap Opportunities Portfolio—Class I
Voya Russell™ Mid Cap Index Portfolio—Class I
Voya Small Company Portfolio—Class I
VY® JPMorgan Mid Cap Value Portfolio—Class I
VY® JPMorgan Small Cap Core Equity Portfolio—Class I
VY® Morgan Stanley Global Franchise Portfolio—Class R6
VY® T. Rowe Price Capital Appreciation Portfolio—Class I
Western Asset Core Plus VIT Portfolio—Class I (formerly Legg Mason Western Asset Core Plus VIT Portfolio—Class I)
______________
Not all investment options are available under all policies.

No new investments may be added to the MainStay VP Candriam Emerging Markets Equity—Initial Class, MainStay VP MacKay S&P 500 Index—Initial Class (closed to new investments on CEAVUL and CEVUL II-VI), MainStay VP T. Rowe Price Equity Income—Initial Class, MainStay VP Wellington Growth—Initial Class, Davis Value Portfolio, Delaware VIP® International Series—Standard Class, DWS Global Small Cap VIP—Class A, Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class, Fidelity® VIP Growth Portfolio—Initial Class, Fidelity® VIP Overseas Portfolio—Initial Class, Fidelity® VIP Value Portfolio—Initial Class, Fidelity® VIP Value Strategies Portfolio—Service Class 2, Invesco V.I. Capital Appreciation Fund—Series I Shares, Invesco V.I. Main Street Mid Cap Fund®—Series I Shares, Janus Henderson Flexible Bond Portfolio—Institutional Shares, Janus Henderson Forty Portfolio—Institutional Shares, Lazard Retirement International Equity Portfolio—Service Shares, Lord Abbett Series Fund Developing Growth Portfolio—Class VC, Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC, Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I, Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I, Neuberger Berman AMT Sustainable Equity Portfolio—Class I, T. Rowe Price All-Cap Opportunities Portfolio, T. Rowe Price Equity Index 500 Portfolio, T. Rowe Price Limited-Term Bond Portfolio,T. Rowe Price Moderate Allocation Portfolio, TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares, TOPS® Balanced ETF Portfolio—Class 2 Shares, TOPS® Conservative ETF Portfolio—Class 2 Shares, TOPS® Growth ETF Portfolio—Class 2 Shares, TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares, TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares, TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares, TOPS® Moderate Growth ETF Portfolio—Class 2 Shares, or VanEck VIP Emerging Markets Bond Fund—Initial Class Shares. New investments in the AB VPS International Value Portfolio—Class A, American Century Investments® VP Mid Cap Value Fund—Class II, BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares, Invesco V.I. Core Bond Fund—Series I Shares, MFS® Investors Trust Series—Initial Class, and MFS® New Discovery Series—Initial Class Investment Divisions are restricted to those policyowners already invested in these Investment Divisions.

All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

unless otherwise indicated. Each Investment Division of the CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.
Initial premium payments received for CEVUL6 and CEAVUL policies that were issued as non-replacement policies are allocated to NYLIAC’s General Account until 10 days (30 days in California for policy owners age 60 and greater) after the policy issue date. Initial premium payments received for CEVUL6 and CEAVUL policies that were issued as a replacement to an existing policy are allocated to NYLIAC’s General Account until 20 to 60 days after the policy delivery date based on the state that the policy was issued in. Initial premium is then allocated to the Investment Divisions of the Separate Account or the Fixed Account according to instructions on the Premium Allocation Form as of the end of the free look period on the later of the date the free look period ends or the date we receive the policy delivery receipt.
No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.
Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.
Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).
Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.
The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.
The levels of the fair value hierarchy are based on the inputs to the valuation as follows:
Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.
Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability.
Investments in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of shares held at the valuation date, which represents fair value, and are classified as level 1.
The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Investment Division of the Separate Account indirectly bears exposure to the market, credit and liquidity risks of the Fund portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Fund portfolios.

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000's):

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2021 were as follows:

	Purchases	Sales
MainStay VP Bond—Initial Class	$6,465	$25,471
MainStay VP Candriam Emerging Markets Equity—Initial Class	31	4,831
MainStay VP Epoch U.S. Equity Yield—Initial Class	239	404
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	460	737
MainStay VP Floating Rate—Initial Class	1,108	2,941
MainStay VP Income Builder—Initial Class	1,365	2,403
MainStay VP IQ Hedge Multi-Strategy—Initial Class	12	11
MainStay VP Janus Henderson Balanced—Initial Class	1,227	999
MainStay VP MacKay Convertible—Initial Class	525,934	12,070
MainStay VP MacKay Government—Initial Class	199	156
MainStay VP MacKay High Yield Corporate Bond—Initial Class	8,950	8,283
MainStay VP MacKay International Equity—Initial Class	13,944	3,864
MainStay VP MacKay S&P 500 Index—Initial Class	20,220	31,449
MainStay VP Natural Resources—Initial Class	1,229	475
MainStay VP Small Cap Growth—Initial Class	1,729	1,238
MainStay VP T. Rowe Price Equity Income—Initial Class	127	4,888
MainStay VP U.S. Government Money Market—Initial Class	23,197	22,818
MainStay VP Wellington Growth—Initial Class	11	218
MainStay VP Wellington Mid Cap—Initial Class	7,145	2,139
MainStay VP Wellington Small Cap—Initial Class	3,539	8,270
MainStay VP Wellington U.S. Equity—Initial Class	906	420
MainStay VP Winslow Large Cap Growth—Initial Class	1,100	390
AB VPS Growth and Income Portfolio—Class A	32	1
AB VPS International Value Portfolio—Class A	—	—
AB VPS Large Cap Growth Portfolio—Class A	2,035	115
AB VPS Small Cap Growth Portfolio—Class A	612	49
AB VPS Small/Mid Cap Value Portfolio—Class A	962	861
Alger Weatherbie Specialized Growth Portfolio—Class I-2 Shares	682	346
American Century Investments® VP Inflation Protection Fund—Class I	6	—
American Century Investments® VP Inflation Protection Fund—Class II	1,195	809
American Century Investments® VP Mid Cap Value Fund—Class I	9	—
American Century Investments® VP Mid Cap Value Fund—Class II	94	394
American Century Investments® VP Value Fund—Class I	8	—
American Century Investments® VP Value Fund—Class II	427	276
American Funds IS Asset Allocation Fund—Class 1	4,768	837
American Funds IS Capital World Bond Fund®—Class 1	58	20
American Funds IS Global Balanced Fund—Class 1	4	160
American Funds IS Global Growth Fund—Class 1	2,247	1,219
American Funds IS Global Small Capitalization Fund—Class 1	254	196
American Funds IS Growth Fund—Class 1	6,254	4,635
American Funds IS Growth-Income Fund—Class 1	343	235

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
American Funds IS International Fund—Class 1	$2,100	$5,965
American Funds IS New World Fund®—Class 1	9,492	2,390
American Funds IS Washington Mutual Investors Fund—Class 1	272	121
BlackRock® Global Allocation V.I. Fund—Class I	1,520	8,601
BlackRock® High Yield V.I. Fund—Class I	1,333	227
BNY Mellon IP Technology Growth Portfolio—Initial Shares	1,109	1,104
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	—	1
ClearBridge Variable Appreciation Portfolio—Class I	9	152
ClearBridge Variable Large Cap Growth Portfolio—Class I	315	95
ClearBridge Variable Small Cap Growth Portfolio—Class I	153	40
Columbia Variable Portfolio—Disciplined Core Fund—Class 1	—	—
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	15	—
Columbia Variable Portfolio—Strategic Income Fund—Class 1	2	40
Davis Value Portfolio	66	49
Delaware VIP® Emerging Markets Series—Standard Class	951	1,484
Delaware VIP® International Series—Standard Class	5	11
Delaware VIP® Small Cap Value Series—Standard Class	1,261	1,878
DFA VA Global Bond Portfolio	1,604	484
DFA VA Global Moderate Allocation Portfolio	183	54
DFA VA International Small Portfolio	1,387	1,418
DFA VA International Value Portfolio	262	125
DFA VA U.S. Large Value Portfolio	25,180	27,924
DFA VA U.S. Targeted Value Portfolio	1,370	1,279
DFA VIT Inflation-Protected Securities Portfolio	7,492	3,019
DWS Alternative Asset Allocation VIP—Class A	31	48
DWS Global Small Cap VIP—Class A	—	20
DWS Small Cap Index VIP—Class A	17,190	8,709
DWS Small Mid Cap Value VIP—Class A	26	188
Fidelity® VIP Balanced Portfolio—Initial Class	1,547	1,019
Fidelity® VIP Bond Index Portfolio—Initial Class	20,066	2,340
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2,929	3,348
Fidelity® VIP Emerging Markets Portfolio—Initial Class	2,245	841
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	608	369
Fidelity® VIP Extended Market Index Portfolio—Initial Class	596	848
Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class	51	707
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	8,841	5,820
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	6,212	3,157
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	2,866	2,209
Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class	1,684	672
Fidelity® VIP Government Money Market Portfolio—Initial Class	48,326	547,745
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	1,411	625
Fidelity® VIP Growth Portfolio—Initial Class	796	458

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
Fidelity® VIP Health Care Portfolio—Initial Class	$208	$19
Fidelity® VIP Index 500 Portfolio—Initial Class	38,629	25,466
Fidelity® VIP International Capital Appreciation Portfolio—Initial Class	701	211
Fidelity® VIP International Index Portfolio—Initial Class	22,712	667
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	15,596	4,466
Fidelity® VIP Mid Cap Portfolio—Initial Class	2,187	3,772
Fidelity® VIP Overseas Portfolio—Initial Class	555	5,311
Fidelity® VIP Real Estate Portfolio—Initial Class	3,178	958
Fidelity® VIP Strategic Income Portfolio—Initial Class	207	109
Fidelity® VIP Technology Portfolio—Initial Class	435	42
Fidelity® VIP Total Market Index Portfolio—Initial Class	84	—
Fidelity® VIP Value Portfolio—Initial Class	193	41
Fidelity® VIP Value Strategies Portfolio—Service Class 2	7	40
Invesco V.I. Capital Appreciation Fund—Series I Shares	4	2
Invesco V.I. Core Bond Fund—Series I Shares	—	—
Invesco V.I. Core Plus Bond Fund—Series I Shares	208	7
Invesco V.I. Global Real Estate Fund—Series I Shares	466	571
Invesco V.I. International Growth Fund—Series I Shares	3,088	1,592
Invesco V.I. Main Street Mid Cap Fund®—Series I Shares	1	7
Janus Henderson Enterprise Portfolio—Institutional Shares	14,395	6,433
Janus Henderson Flexible Bond Portfolio—Institutional Shares	39	41
Janus Henderson Forty Portfolio—Institutional Shares	679	584
Janus Henderson Global Research Portfolio—Institutional Shares	72	304
Lazard Retirement International Equity Portfolio—Service Shares	10	1,048
Lord Abbett Series Fund Developing Growth Portfolio—Class VC	55	124
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	105	26
LVIP Baron Growth Opportunities Fund—Service Class	318	2,992
LVIP Baron Growth Opportunities Fund—Standard Class	30	1
LVIP Delaware Limited-Term Diversified Income Fund—Standard Class	11	—
LVIP Delaware Value Fund—Standard Class	—	—
LVIP Mondrian International Value Fund—Standard Class	253	57
LVIP SSgA Bond Index Fund—Standard Class	2,932	19,357
LVIP SSgA Developed International 150 Fund—Standard Class	192	102
LVIP SSgA Emerging Markets 100 Fund—Standard Class	737	3,256
LVIP SSgA Emerging Markets Equity Index Fund—Standard Class	335	4
LVIP SSgA International Index Fund—Standard Class	5,749	20,834
MFS® Global Growth Portfolio—Initial Class	23	1
MFS® Global Real Estate Portfolio—Initial Class	1,954	244
MFS® Global Tactical Allocation Portfolio—Initial Class	180	73
MFS® International Growth Portfolio—Initial Class	378	206
MFS® International Intrinsic Value Portfolio—Initial Class	8,771	3,989
MFS® Investors Trust Series—Initial Class	5	3

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
MFS® Mid Cap Growth Series—Initial Class	$466	$39
MFS® Mid Cap Value Portfolio—Initial Class	5,800	5,754
MFS® New Discovery Series—Initial Class	1	1
MFS® New Discovery Value Portfolio—Initial Class	364	116
MFS® Value Series—Initial Class	17,049	16,298
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	46	2,241
Morgan Stanley VIF Global Infrastructure Portfolio—Class I	69	12
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	217	3,297
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I	—	1
Neuberger Berman AMT Sustainable Equity Portfolio—Class I	7	12
PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	733	1,695
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	1,423	3,323
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class	16	1
PIMCO VIT High Yield Portfolio—Administrative Class	2,176	2,867
PIMCO VIT High Yield Portfolio—Institutional Class	40	11
PIMCO VIT Income Portfolio—Institutional Class	40	7
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	65	11
PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class	5,913	2,359
PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class	18	—
PIMCO VIT Low Duration Portfolio—Administrative Class	2,807	2,506
PIMCO VIT Low Duration Portfolio—Institutional Class	34	76
PIMCO VIT Real Return Portfolio—Administrative Class	2,634	2,628
PIMCO VIT Real Return Portfolio—Institutional Class	30	3
PIMCO VIT Total Return Portfolio—Administrative Class	10,136	23,652
PIMCO VIT Total Return Portfolio—Institutional Class	170	38
Schwab® S&P 500 Index Portfolio	302	2
T. Rowe Price All-Cap Opportunities Portfolio	1,244	1,546
T. Rowe Price Blue Chip Growth Portfolio	28,276	32,092
T. Rowe Price Equity Index 500 Portfolio	49	264
T. Rowe Price International Stock Portfolio	736	221
T. Rowe Price Limited-Term Bond Portfolio	28	799
T. Rowe Price Moderate Allocation Portfolio	283	1,528
Thrivent Aggressive Allocation Portfolio	4	—
Thrivent Diversified Income Plus Portfolio	33	1
Thrivent Global Stock Portfolio	4	—
Thrivent Large Cap Growth Portfolio	72	1
Thrivent Mid Cap Index Portfolio	1,573	30
Thrivent Mid Cap Stock Portfolio	24	—
Thrivent Small Cap Index Portfolio	3,613	3,651
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	1	4
TOPS® Balanced ETF Portfolio—Class 2 Shares	2	38
TOPS® Conservative ETF Portfolio—Class 2 Shares	1	11

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
TOPS® Growth ETF Portfolio—Class 2 Shares	$1	$3
TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares	—	—
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	—	2
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares	1	4
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares	3	19
VanEck VIP Emerging Markets Bond Fund—Initial Class Shares	21	10
Victory RS Small Cap Growth Equity VIP Series—Class I Shares	2,782	633
Voya High Yield Portfolio—Class I	9	—
Voya Index Solution 2030 Portfolio—Class Z	30	—
Voya Index Solution 2040 Portfolio—Class Z	56	2
Voya Index Solution 2050 Portfolio—Class Z	4	—
Voya Limited Maturity Bond Portfolio—Class I	1,256	524
Voya MidCap Opportunities Portfolio—Class I	17	9
Voya RussellTM Mid Cap Index Portfolio—Class I	4,068	1,719
Voya Small Company Portfolio—Class I	440	451
VY® JPMorgan Mid Cap Value Portfolio—Class I	74	28
VY® JPMorgan Small Cap Core Equity Portfolio—Class I	367	174
VY® Morgan Stanley Global Franchise Portfolio—Class R6	106	1
VY® T. Rowe Price Capital Appreciation Portfolio—Class I	121	240
Western Asset Core Plus VIT Portfolio—Class I	3,244	109
Total	$1,035,414	$994,236
Not all investment options are available under all policies.

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:
New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust for a fee. New York Life Investments retains several sub-advisors, including, Brown Advisory LLC ("Brown Advisory"), Candriam Belgium S.A. ("Candriam Belgium"), Epoch Investment Partners, Inc. (“Epoch”), FIAM LLC ("FIAM"), Index IQ Advisors LLC ("IndexIQ Advisors"), Janus Capital Management LLC (“Janus”), MacKay Shields LLC (“MacKay”),Newton Investment Management North America LLC (“NIMNA”), NYL Investors LLC (“NYLI”), Segall Bryant & Hamill, LLC, (“SBH”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Wellington Management Company LLP ("Wellington"), and Winslow Capital Management, LLC (“Winslow Capital”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.

New York Life Investments, Candriam Belgium, MacKay, IndexIQ Advisors and NYLI are all indirect, wholly-owned subsidiaries of NYLIC. Brown Advisory is a wholly-owned subsidiary of Brown Advisory Management, LLC. Candriam Belgium is part of Candriam Investors Group. Epoch is an indirect, wholly-owned subsidiary of The Toronto Dominion Bank. FIAM is an indirectly held subsidiary of FMR LLC. Janus is a wholly-owned subsidiary of Janus Henderson Group, Plc, doing business as Janus Henderson Investors. NIMNA is an indirect subsidiary of the Bank of New York Mellon Corporation. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, LLC. SBH, T. Rowe Price and Wellington are independent investment advisory firms.
Deductions from Premiums:
NYLIAC deducts premium expense charges from all premiums received for certain CSVUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the premium payment received.
Sales Expense Charge:
NYLIAC deducts a Sales Expense Charge from all premium payments for CSVUL Separate Account-I policies to partially cover the expenses associated with selling the policies.
For CSVUL policies, currently 2.25% of any premium payment is deducted. This charge may increase in the future, but will never exceed 4.5%.
For CEVUL2 policies, currently 13.75% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL3 and CEVUL4  policies, currently 10.75% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. During Policy Years after year seven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. We currently do not charge a sales expense charge on premiums paid in excess of the Target Premium in any year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
For CEVUL5 policies, currently 14.00% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 1.00% from any additional premiums paid in this Policy Year. During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently do not expect to deduct a sales expense charge. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently do not expect to deduct a sales expense charge. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL6 policies, currently 14.00% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEAVUL policies, currently 16.25% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 0.75% from any additional premiums paid in this Policy Year. During Policy years two through four, we currently expect to deduct a sales expense charge of 9.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently deduct a sales expense charge of 4.00% from any additional premiums paid in that Policy Year. During Policy Years five through seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently deduct a sales expense charge of 1.75% from any additional premiums paid in that Policy Year. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. If the Supplementary Term Rider is included, the current sales expense charge for all premium payments charge is equal to (i) the current charge without the Supplementary Term Rider, multiplied by (ii) the Base Face Amount divided by the Target Face Amount. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL Plus policies, we currently deduct the Premium Expense Charge based on the Policy Charge Option ("PCO") selected. For Policy Year 1: PCO A, we currently deduct 15.25%; PCO B, we currently deduct 12.25%; PCO C, we currently deduct 9.25%; PCO D, we currently deduct 6.25%; PCO E, we currently deduct 3.25%; PCO F, we currently deduct 15.25%. Once the Target Premium for the first Policy Year has been reached, we currently deduct a Premium Expense Charge of 3.50% for any additional premium paid in that Policy Year for all PCOs (2.50% for PCO E only). During Policy Years two through five, we currently deduct the Premium Expense Charge based on the PCO selected. During these years, for PCO A, we currently deduct 11.25%; for PCO B, we currently deduct 9.25%; for PCO C, we currently deduct 7.25%; for PCO D, we currently deduct 5.25%; for PCO E, we currently deduct 3.25%; and for PCO F, we currently deduct 11.25%. Once the Target Premium for Policy Years two through five has been reached, we currently deduct a Premium Expense charge of 3.50% for any additional premium paid in that Policy Year for all PCOs (2.50% for PCO E only). During Policy Years six and seven, we currently deduct the Premium Expense Charge based on the PCO selected. During these years, for PCO A, we currently deduct 4.25%; for PCO B, we currently deduct 4.00%; for PCO C, we currently deduct 3.75%; for PCO D, we currently deduct 3.50%; for PCO E, we currently deduct 3.25%; and for PCO F, we currently deduct 4.25%. Once the Target Premium for Policy Years six and seven has been reached, we currently deduct a Premium Expense charge of 3.50% for any additional premium

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
paid in that Policy Year for all PCOs (2.50% for PCO E only). Beginning in the eighth Policy Year, we currently expect to deduct a Premium Expense Charge of 2.50% for any premium paid up to and over the Target Premium for all PCOs.
State and Federal Premium Tax Charge:
NYLIAC deducts State and Federal Premium Tax Charges from all premium payments for CSVUL Separate Account-I policies. These charges may increase consistent with changes in the applicable tax law.

For CSVUL and CEVUL2 policies, a state premium tax charge of 2.00% is deducted from all premium payments. A federal premium tax charge of 1.25% is deducted from all premium payments.

For CEVUL3 and CEVUL4 policies, a state premium tax charge of 2.00% is deducted from all premium payments, up to the Target Premium. Once the Target Premium for the Policy Year has been reached, 1.75% is deducted from premiums paid in excess of the Target Premium. A federal premium tax charge of 1.25% is deducted from all premium payments.

For CEVUL5 and CEVUL6 policies, during Policy Years one through seven, a state premium tax charge of 2.00% is deducted from all premium payments, up to the Target Premium. During Policy Years one through seven, a state premium tax charge of 1.75% is deducted from premiums paid in excess of the Target Premium. Beginning in the eighth Policy Year, a state premium tax charge of 1.50% is deducted from all premium payments. During Policy Years one through seven, a federal premium tax charge of 1.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a federal premium tax charge of 1.00% is deducted from all premium payments.

For CEAVUL policies, during Policy Years one through seven, a state premium tax charge of 2.00% is deducted from all premium payments. Beginning in the eighth Policy Year, a state premium tax charge of 1.50% is deducted from all premium payments. During Policy Years one through seven, a federal premium tax charge of 1.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a federal premium tax charge of 1.00% is deducted from all premium payments.

For CEVUL Plus policies, during Policy Years one through seven, a state premium tax charge and federal premium tax charge of 3.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a state premium tax charge and federal premium expense charge of 2.50% is deducted from all premium payments.
Deductions from Cash Value:
NYLIAC deducts certain monthly charges from the cash value of CSVUL Separate Account-I policies. These charges include the cost of insurance charge, a monthly contract charge, a mortality and expense charge (deducted from the policy’s cash value for CEVUL3 through CEVUL6, CEAVUL and CEVUL Plus), a partial withdrawal charge, a per thousand face amount charge, and a surrender charge. These charges are recorded as cost of insurance in the accompanying Statement of Changes in Net Assets. The mortality and expense charge for CSVUL and CEVUL2 is deducted from the Investment Division and is recorded as mortality and expense risk charges in the Statement of Operations. The charges disclosed below were in effect for each of the five periods presented in the Financial Highlights section. Not all charges are deducted from all products, as shown below.

Cost of Insurance Charge:
A charge to cover the cost of providing life insurance benefits is assessed monthly on all CSVUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included, and the cash value of the policy.
Monthly Contract Charge:
This charge is used to compensate NYLIAC for costs incurred in providing administrative services including: premium collection, record-keeping, and claims processing. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying Statement of Changes in Net Assets.

For CSVUL policies, a monthly contract charge of $7.50 is assessed each month.

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
For CEVUL2 policies, a monthly contract charge of $5.00 is assessed each month.

For CEVUL3, CEVUL4, CEVUL5 and CEVUL6 policies, beginning in the second Policy Year, a monthly contract charge of $5.00 is assessed each month.

For CEAVUL policies, beginning in the second Policy Year, a monthly contract charge of $10.00 is assessed each month.

For CEVUL Plus policies, beginning in the second Policy Year, a monthly contract charge of $5.00 is assessed each month.
Mortality & Expense Risk Charges:
The CSVUL Separate Account-I is assessed a charge for mortality and expense risks assumed by NYLIAC. These charges were in effect for each of the five periods presented in the Financial Highlights section. The mortality and expense charge for CSVUL and CEVUL2 is deducted from the Investment Divisions and is recorded as mortality and expense risk charges in the Statement of Operations. For CEVUL3 through CEVUL6, CEAVUL and CEVUL Plus, the mortality and expense charge is recorded as cost of insurance in the accompanying Statement of Changes in Net Assets.

For CSVUL and CEVUL2 policies, in all years, it is expected that the charge will be an annual rate of 0.30%  and 0.25%, respectively,  of the average daily variable accumulation value of each Investment Division’s assets. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.90%.

For CEVUL3 and CEVUL4 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In policy year one, the mortality and expense charge deducted is 0.25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is 0.45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to 0.25%. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.90% of the Accumulation Value.

For CEVUL5 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In policy years one through ten, the mortality and expense risk charge deducted is 0.50%. In Policy Years eleven and beyond, the mortality and expense risk charge deducted is reduced to 0.25%. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.90% of the Accumulation Value.

For CEVUL6 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In Policy Year one, the mortality and expense charge deducted is 0.25%. In Policy Years two through ten, the mortality and expense charge deducted is 0.45%. In Policy Years ten and thereafter, the mortality and expense charge deducted is reduced to 0.25%.

For CEAVUL policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In Policy Years one through ten, the current mortality and expense deductions are made monthly at an annual rate of 0.45% for the first $25,000 of the CSVUL Separate Account-I value, 0.37% of the CSVUL Separate Account-I value between $25,001 and $200,000, and 0.20% of the CSVUL Separate Account-I value greater than $200,000. The current mortality and expense risk charge is reduced in year eleven and beyond to 0.40% of the first $25,000 of the CSVUL Separate Account-I value, 0.32% of the CSVUL Separate Account-I value between $25,001 and $200,000, and 0.15% of the CSVUL Separate Account-I value over $200,000.

For CEVUL Plus policies, NYLIAC deducts a mortality and expense charge from the Separate Account value. We deduct a monthly mortality and expense charge based on the policy's Accumulation Units in the CSVUL Separate Account-I, the PCO selected, and the policy year. The monthly mortality and expense risk charge will vary based on the PCO that is applicable to the policy at the time of issue. In Policy Years one through fifteen, the current mortality and expense risk charge for PCO A is 0.53%, PCO B is 0.35%, PCO C is 0.15%, PCO D is 0.10%, PCO E is 0.34% and PCO F is 0.53%. In Policy Years sixteen through twenty, the current mortality and expense risk charge for PCO A is 0.53%, PCO B is 0.35%, PCO C is 0.15%, PCO D is 0.10%, PCO E is 0.15% and PCO F is 0.53%. In Policy Years twenty one through twenty five, the current mortality and

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
expense risk charge for PCO A is 0.53%, PCO B is 0.15%, PCO C is 0.15%, PCO D is 0.10%, PCO E is 0.15% and PCO F is 0.53%. Beginning in Policy Year twenty six, the current mortality and expense risk charge for PCO A is 0.15%, PCO B is 0.15%, PCO C is 0.15%, PCO D is 0.10%, PCO E is 0.15% and PCO F is 0.15%.

Partial Withdrawal Charge
For CSVUL policies, NYLIAC may assess a Partial Withdrawal Charge of the lesser of $25.00 or 2.00% of amounts withdrawn. This charge is guaranteed not to exceed the lesser of $25.00 per transaction. NYLIAC does not currently assess this charge.

For CEVUL2, CEVUL3, CEVUL4, CEVUL5, CEVUL6, CEVUL Plus, and CEAVUL policies, NYLIAC may assess a Partial Withdrawal Charge of $25.00 per transaction. This charge is guaranteed not to exceed $25.00 per transaction. NYLIAC does not currently assess this charge.
Per Thousand Face Amount Charge:
For CEAVUL policies, NYLIAC assesses a monthly per thousand face amount charge. The charge varies based on characteristics of the insured, the number of policies issued at the same time to other policyowners with the same employer as the insured, and the amount of the employer’s contribution (if any) to premium payments. The guaranteed maximum charge is $1.20 per $1,000 of the policy’s face amount.

For CEVUL Plus policies, NYLIAC assesses a monthly per thousand face amount charge. The charge varies based on characteristics of the Insured's Issue Age and class of risk at the time of issue. The guaranteed maximum charge is $0.60 per $1,000 of the policy's face amount.
Surrender Charge:
For CSVUL policies, NYLIAC assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by Investment Division from the policy’s cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years one through five and declines each year thereafter to a minimum of 0% in year 10 and thereafter. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying Statement of Changes in Net Assets as policyowner’s surrenders are presented net of these charges.
Transfer Charge:
For CSVUL, CEVUL2, CEVUL3, CEVUL4, CEVUL5, CEVUL6 and CEAVUL policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30.00 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

For CEVUL Plus  policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $100.00 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.
CSVUL Separate Account-I policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of NYLIAC. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.24%, distribution (12b-1) fees range from 0.00% to 0.25%, and other expenses range from 0.00% to 5.97%. These ranges are shown as a percentage of average net assets as of December 31, 2020, and approximate the ranges as of December 31, 2021.

NOTE 4—Distribution of Net Income:

CSVUL Separate Account-I does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000's):

The changes in units outstanding for the years ended December 31, 2021 and 2020 were as follows:

	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP Bond—Initial Class	230	(1,241)	(1,011)	518	(458)	60
MainStay VP Candriam Emerging Markets Equity—Initial Class	—	(347)	(347)	—	(73)	(73)
MainStay VP Epoch U.S. Equity Yield—Initial Class	5	(12)	(7)	23	(25)	(2)
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	13	(36)	(23)	25	(30)	(5)
MainStay VP Floating Rate—Initial Class	55	(166)	(111)	152	(264)	(112)
MainStay VP Income Builder—Initial Class	31	(99)	(68)	149	(135)	14
MainStay VP IQ Hedge Multi-Strategy—Initial Class	1	(1)	—	5	(3)	2
MainStay VP Janus Henderson Balanced—Initial Class	30	(39)	(9)	108	(123)	(15)
MainStay VP MacKay Convertible—Initial Class	8,938	(189)	8,749	3,435	(9)	3,426
MainStay VP MacKay Government—Initial Class	11	(9)	2	58	(66)	(8)
MainStay VP MacKay High Yield Corporate Bond—Initial Class	205	(272)	(67)	335	(344)	(9)
MainStay VP MacKay International Equity—Initial Class	110	(104)	6	120	(224)	(104)
MainStay VP MacKay S&P 500 Index—Initial Class	192	(580)	(388)	360	(722)	(362)
MainStay VP Natural Resources—Initial Class	139	(51)	88	206	(183)	23
MainStay VP Small Cap Growth—Initial Class	30	(40)	(10)	53	(92)	(39)
MainStay VP T. Rowe Price Equity Income—Initial Class	1	(215)	(214)	—	(178)	(178)
MainStay VP U.S. Government Money Market—Initial Class	19,041	(18,682)	359	27,630	(27,703)	(73)
MainStay VP Wellington Growth—Initial Class	—	(5)	(5)	—	(1)	(1)
MainStay VP Wellington Mid Cap—Initial Class	122	(41)	81	88	(98)	(10)
MainStay VP Wellington Small Cap—Initial Class	217	(506)	(289)	68	(297)	(229)
MainStay VP Wellington U.S. Equity—Initial Class	15	(9)	6	2	(10)	(8)
MainStay VP Winslow Large Cap Growth—Initial Class	9	(6)	3	39	(5)	34
AB VPS Growth and Income Portfolio—Class A	2	—	2	3	—	3
AB VPS International Value Portfolio—Class A	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio—Class A	98	(8)	90	2,028	(1,614)	414
AB VPS Small Cap Growth Portfolio—Class A	35	(3)	32	10	(1)	9
AB VPS Small/Mid Cap Value Portfolio—Class A	26	(24)	2	32	(126)	(94)
Alger Weatherbie Specialized Growth Portfolio—Class I-2 Shares	4	(7)	(3)	6	(12)	(6)
American Century Investments® VP Inflation Protection Fund—Class I	1	—	1	13	(13)	—
American Century Investments® VP Inflation Protection Fund—Class II	94	(67)	27	54	(74)	(20)
American Century Investments® VP Mid Cap Value Fund—Class I	1	—	1	—	—	—
American Century Investments® VP Mid Cap Value Fund—Class II	5	(21)	(16)	8	(16)	(8)
American Century Investments® VP Value Fund—Class I	1	—	1	—	—	—
American Century Investments® VP Value Fund—Class II	11	(8)	3	8	(97)	(89)
American Funds IS Asset Allocation Fund—Class 1	228	(48)	180	250	(77)	173
American Funds IS Capital World Bond Fund®—Class 1	5	(2)	3	1	(4)	(3)
American Funds IS Global Balanced Fund—Class 1	—	(13)	(13)	13	—	13
American Funds IS Global Growth Fund—Class 1	48	(28)	20	21	(22)	(1)
American Funds IS Global Small Capitalization Fund—Class 1	11	(9)	2	24	(47)	(23)

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000's) (Continued):

	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS Growth Fund—Class 1	130	(153)	(23)	122	(341)	(219)
American Funds IS Growth-Income Fund—Class 1	14	(12)	2	45	(49)	(4)
American Funds IS International Fund—Class 1	105	(358)	(253)	397	(1,014)	(617)
American Funds IS New World Fund®—Class 1	467	(125)	342	192	(210)	(18)
American Funds IS Washington Mutual Investors Fund—Class 1	19	(8)	11	19	—	19
BlackRock® Global Allocation V.I. Fund—Class I	26	(555)	(529)	53	(87)	(34)
BlackRock® High Yield V.I. Fund—Class I	85	(15)	70	57	(31)	26
BNY Mellon IP Technology Growth Portfolio—Initial Shares	4	(13)	(9)	17	(142)	(125)
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	—	—	—	—	—	—
ClearBridge Variable Appreciation Portfolio—Class I	—	(9)	(9)	—	—	—
ClearBridge Variable Large Cap Growth Portfolio—Class I	13	(4)	9	5	(2)	3
ClearBridge Variable Small Cap Growth Portfolio—Class I	9	(3)	6	18	(14)	4
Columbia Variable Portfolio—Disciplined Core Fund—Class 1	—	—	—	—	—	—
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	1	—	1	1	—	1
Columbia Variable Portfolio—Strategic Income Fund—Class 1	—	(4)	(4)	5	—	5
Davis Value Portfolio	—	(1)	(1)	4	(10)	(6)
Delaware VIP® Emerging Markets Series—Standard Class	48	(76)	(28)	65	(96)	(31)
Delaware VIP® International Series—Standard Class	—	(1)	(1)	17	—	17
Delaware VIP® Small Cap Value Series—Standard Class	49	(75)	(26)	294	(357)	(63)
DFA VA Global Bond Portfolio	139	(44)	95	220	(58)	162
DFA VA Global Moderate Allocation Portfolio	6	(4)	2	120	(12)	108
DFA VA International Small Portfolio	37	(85)	(48)	299	(86)	213
DFA VA International Value Portfolio	16	(11)	5	143	—	143
DFA VA U.S. Large Value Portfolio	1,389	(1,648)	(259)	1,989	(972)	1,017
DFA VA U.S. Targeted Value Portfolio	40	(66)	(26)	424	(132)	292
DFA VIT Inflation-Protected Securities Portfolio	500	(236)	264	508	(341)	167
DWS Alternative Asset Allocation VIP—Class A	2	(4)	(2)	5	(2)	3
DWS Global Small Cap VIP—Class A	—	(1)	(1)	1	(7)	(6)
DWS Small Cap Index VIP—Class A	331	(196)	135	154	(367)	(213)
DWS Small Mid Cap Value VIP—Class A	—	(8)	(8)	6	(5)	1
Fidelity® VIP Balanced Portfolio—Initial Class	106	(70)	36	19	(17)	2
Fidelity® VIP Bond Index Portfolio—Initial Class	1,871	(222)	1,649	527	(19)	508
Fidelity® VIP ContrafundSM Portfolio—Initial Class	12	(55)	(43)	36	(78)	(42)
Fidelity® VIP Emerging Markets Portfolio—Initial Class	124	(58)	66	145	(84)	61
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	11	(10)	1	17	(16)	1
Fidelity® VIP Extended Market Index Portfolio—Initial Class	30	(62)	(32)	256	—	256
Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class	—	(28)	(28)	79	(107)	(28)
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	281	(210)	71	275	(407)	(132)
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	171	(103)	68	185	(189)	(4)
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	69	(62)	7	100	(110)	(10)

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000's) (Continued):

	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class	94	(38)	56	58	(20)	38
Fidelity® VIP Government Money Market Portfolio—Initial Class	4,570	(53,159)	(48,589)	4,318	(22,901)	(18,583)
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	69	(37)	32	107	(27)	80
Fidelity® VIP Growth Portfolio—Initial Class	—	(7)	(7)	6	(30)	(24)
Fidelity® VIP Health Care Portfolio—Initial Class	14	(1)	13	18	(2)	16
Fidelity® VIP Index 500 Portfolio—Initial Class	633	(506)	127	427	(1,018)	(591)
Fidelity® VIP International Capital Appreciation Portfolio—Initial Class	39	(17)	22	274	(24)	250
Fidelity® VIP International Index Portfolio—Initial Class	1,974	(58)	1,916	24	—	24
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	648	(211)	437	671	(246)	425
Fidelity® VIP Mid Cap Portfolio—Initial Class	10	(66)	(56)	37	(66)	(29)
Fidelity® VIP Overseas Portfolio—Initial Class	1	(192)	(191)	5	(81)	(76)
Fidelity® VIP Real Estate Portfolio—Initial Class	160	(52)	108	33	(544)	(511)
Fidelity® VIP Strategic Income Portfolio—Initial Class	15	(9)	6	6	(6)	—
Fidelity® VIP Technology Portfolio—Initial Class	19	(2)	17	48	(1)	47
Fidelity® VIP Total Market Index Portfolio—Initial Class	6	—	6	1	—	1
Fidelity® VIP Value Portfolio—Initial Class	—	(2)	(2)	21	(29)	(8)
Fidelity® VIP Value Strategies Portfolio—Service Class 2	—	(1)	(1)	4	(12)	(8)
Invesco V.I. Capital Appreciation Fund—Series I Shares	—	—	—	1	(11)	(10)
Invesco V.I. Core Bond Fund—Series I Shares	—	—	—	—	—	—
Invesco V.I. Core Plus Bond Fund—Series I Shares	18	(1)	17	1	—	1
Invesco V.I. Global Real Estate Fund—Series I Shares	21	(32)	(11)	64	(111)	(47)
Invesco V.I. International Growth Fund—Series I Shares	84	(65)	19	85	(353)	(268)
Invesco V.I. Main Street Mid Cap Fund®—Series I Shares	—	(1)	(1)	—	(31)	(31)
Janus Henderson Enterprise Portfolio—Institutional Shares	157	(79)	78	38	(72)	(34)
Janus Henderson Flexible Bond Portfolio—Institutional Shares	—	(3)	(3)	12	(149)	(137)
Janus Henderson Forty Portfolio—Institutional Shares	—	(8)	(8)	5	(32)	(27)
Janus Henderson Global Research Portfolio—Institutional Shares	1	(10)	(9)	2	(3)	(1)
Lazard Retirement International Equity Portfolio—Service Shares	—	(49)	(49)	17	(71)	(54)
Lord Abbett Series Fund Developing Growth Portfolio—Class VC	—	(4)	(4)	2	(1)	1
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	—	(1)	(1)	5	(26)	(21)
LVIP Baron Growth Opportunities Fund—Service Class	2	(54)	(52)	106	(178)	(72)
LVIP Baron Growth Opportunities Fund—Standard Class	2	—	2	3	(1)	2
LVIP Delaware Limited-Term Diversified Income Fund—Standard Class	1	—	1	—	—	—
LVIP Delaware Value Fund—Standard Class	—	—	—	—	—	—
LVIP Mondrian International Value Fund—Standard Class	18	(4)	14	257	(257)	—
LVIP SSgA Bond Index Fund—Standard Class	203	(1,499)	(1,296)	481	(259)	222
LVIP SSgA Developed International 150 Fund—Standard Class	2	(6)	(4)	3	(80)	(77)
LVIP SSgA Emerging Markets 100 Fund—Standard Class	49	(291)	(242)	116	(84)	32
LVIP SSgA Emerging Markets Equity Index Fund—Standard Class	26	—	26	3	—	3
LVIP SSgA International Index Fund—Standard Class	286	(1,179)	(893)	230	(211)	19
MFS® Global Growth Portfolio—Initial Class	1	—	1	2	—	2

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000's) (Continued):

	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS® Global Real Estate Portfolio—Initial Class	122	(14)	108	64	(1)	63
MFS® Global Tactical Allocation Portfolio—Initial Class	2	(4)	(2)	5	(9)	(4)
MFS® International Growth Portfolio—Initial Class	24	(16)	8	94	(2)	92
MFS® International Intrinsic Value Portfolio—Initial Class	264	(128)	136	189	(365)	(176)
MFS® Investors Trust Series—Initial Class	—	—	—	—	—	—
MFS® Mid Cap Growth Series—Initial Class	25	(2)	23	9	—	9
MFS® Mid Cap Value Portfolio—Initial Class	364	(353)	11	201	(62)	139
MFS® New Discovery Series—Initial Class	—	—	—	—	—	—
MFS® New Discovery Value Portfolio—Initial Class	20	(9)	11	1,297	(1,035)	262
MFS® Value Series—Initial Class	341	(401)	(60)	682	(563)	119
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	—	(81)	(81)	9	(64)	(55)
Morgan Stanley VIF Global Infrastructure Portfolio—Class I	3	(1)	2	9	(9)	—
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	5	(104)	(99)	13	(25)	(12)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I	—	—	—	—	(3)	(3)
Neuberger Berman AMT Sustainable Equity Portfolio—Class I	—	(1)	(1)	5	(49)	(44)
PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	53	(140)	(87)	83	(27)	56
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	68	(202)	(134)	75	(96)	(21)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class	1	—	1	21	(20)	1
PIMCO VIT High Yield Portfolio—Administrative Class	104	(144)	(40)	139	(152)	(13)
PIMCO VIT High Yield Portfolio—Institutional Class	3	(1)	2	1	—	1
PIMCO VIT Income Portfolio—Institutional Class	4	(1)	3	2	—	2
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	6	(1)	5	1	—	1
PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class	75	(86)	(11)	701	(55)	646
PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class	2	—	2	—	—	—
PIMCO VIT Low Duration Portfolio—Administrative Class	170	(156)	14	475	(168)	307
PIMCO VIT Low Duration Portfolio—Institutional Class	3	(7)	(4)	31	(23)	8
PIMCO VIT Real Return Portfolio—Administrative Class	105	(133)	(28)	269	(430)	(161)
PIMCO VIT Real Return Portfolio—Institutional Class	3	—	3	1	—	1
PIMCO VIT Total Return Portfolio—Administrative Class	373	(1,054)	(681)	520	(516)	4
PIMCO VIT Total Return Portfolio—Institutional Class	15	(3)	12	4	—	4
Schwab® S&P 500 Index Portfolio	28	—	28	—	—	—
T. Rowe Price All-Cap Opportunities Portfolio	—	(19)	(19)	93	(229)	(136)
T. Rowe Price Blue Chip Growth Portfolio	214	(440)	(226)	593	(307)	286
T. Rowe Price Equity Index 500 Portfolio	1	(6)	(5)	9	(21)	(12)
T. Rowe Price International Stock Portfolio	16	(7)	9	23	(47)	(24)
T. Rowe Price Limited-Term Bond Portfolio	—	(52)	(52)	190	(483)	(293)
T. Rowe Price Moderate Allocation Portfolio	—	(43)	(43)	21	(63)	(42)
Thrivent Aggressive Allocation Portfolio	—	—	—	—	—	—
Thrivent Diversified Income Plus Portfolio	3	—	3	2	—	2
Thrivent Global Stock Portfolio	—	—	—	—	—	—

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000's) (Continued):

	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Thrivent Large Cap Growth Portfolio	4	—	4	—	—	—
Thrivent Mid Cap Index Portfolio	130	(2)	128	—	—	—
Thrivent Mid Cap Stock Portfolio	2	—	2	—	—	—
Thrivent Small Cap Index Portfolio	209	(263)	(54)	773	(451)	322
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	—	—	—	—	(1)	(1)
TOPS® Balanced ETF Portfolio—Class 2 Shares	—	(2)	(2)	—	(6)	(6)
TOPS® Conservative ETF Portfolio—Class 2 Shares	—	(1)	(1)	—	(1)	(1)
TOPS® Growth ETF Portfolio—Class 2 Shares	—	—	—	—	(5)	(5)
TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares	—	—	—	—	(5)	(5)
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	—	—	—	—	(1)	(1)
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares	—	—	—	—	(3)	(3)
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares	—	(1)	(1)	—	(11)	(11)
VanEck VIP Emerging Markets Bond Fund—Initial Class Shares	—	(1)	(1)	—	(1)	(1)
Victory RS Small Cap Growth Equity VIP Series—Class I Shares	159	(40)	119	79	(9)	70
Voya High Yield Portfolio—Class I	1	—	1	—	—	—
Voya Index Solution 2030 Portfolio—Class Z	2	—	2	1	—	1
Voya Index Solution 2040 Portfolio—Class Z	4	—	4	1	—	1
Voya Index Solution 2050 Portfolio—Class Z	—	—	—	—	—	—
Voya Limited Maturity Bond Portfolio—Class I	116	(50)	66	237	(1)	236
Voya MidCap Opportunities Portfolio—Class I	—	—	—	8	(7)	1
Voya RussellTM Mid Cap Index Portfolio—Class I	62	(54)	8	192	(447)	(255)
Voya Small Company Portfolio—Class I	22	(24)	(2)	63	(28)	35
VY® JPMorgan Mid Cap Value Portfolio—Class I	6	(3)	3	8	—	8
VY® JPMorgan Small Cap Core Equity Portfolio—Class I	17	(13)	4	209	—	209
VY® Morgan Stanley Global Franchise Portfolio—Class R6	8	—	8	—	—	—
VY® T. Rowe Price Capital Appreciation Portfolio—Class I	3	(17)	(14)	70	(19)	51
Western Asset Core Plus VIT Portfolio—Class I	291	(10)	281	62	(1)	61
Not all investment options are available under all policies.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:
The following table presents financial highlights for each Investment Division as of December 31, 2021, 2020, 2019, 2018 and 2017:

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP Bond—Initial Class	2021	$34,413	1,674	$20.37 to $26.82	(1.7%) to (1.4%)	1.5%
	2020	56,087	2,685	20.65 to 27.28	7.6% to 7.9%	2.0%
	2019	50,824	2,625	19.13 to 25.35	8.8% to 9.1%	2.7%
	2018	49,929	2,815	17.53 to 23.30	(1.3%) to (1.0%)	2.9%
	2017	68,244	3,818	17.71 to 23.60	3.5% to 3.8%	2.6%
MainStay VP Candriam Emerging Markets Equity—Initial Class	2021	$2,612	199	$12.73 to $13.11	(2.3%) to (2.0%)	1.0%
	2020	7,304	546	13.03 to 13.37	25.3% to 25.7%	3.3%
	2019	6,581	619	10.40 to 10.64	19.7% to 20.1%	1.4%
	2018	5,857	661	8.68 to 8.86	(20.8%) to (20.5%)	1.2%
	2017	12,614	1,131	10.96 to 11.15	42.7% to 43.1%	1.2%
MainStay VP Epoch U.S. Equity Yield—Initial Class	2021	$2,139	55	$38.63 to $38.73	22.5% to 22.9%	2.4%
	2020	1,951	62	31.44 to 31.61	(0.3%) to 0.0%	2.8%
	2019	2,014	64	31.43 to 31.70	23.8% to 24.2%	0.2%
	2018	66,995	2,382	25.31 to 28.21	(5.5%) to (5.2%)	1.8%
	2017	384,909	12,946	26.71 to 29.85	18.3% to 18.7%	1.3%
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	2021	$3,470	151	$22.45 to $23.00	16.9% to 17.2%	2.1%
	2020	3,406	174	19.19 to 19.61	(0.6%) to (0.4%)	2.6%
	2019	3,512	179	19.32 to 19.69	23.0% to 23.3%	2.5%
	2018	3,018	189	15.71 to 15.97	0.5% to 0.8%	1.2%
	2017	3,113	197	15.62 to 15.85	14.4% to 14.7%	4.1%
MainStay VP Floating Rate—Initial Class	2021	$3,875	213	$18.17 to $18.17	3.7% to 3.7%	3.1%
	2020	5,683	324	17.52 to 17.52	2.5% to 2.5%	3.8%
	2019	7,456	436	17.10 to 17.10	8.5% to 8.5%	5.0%
	2018	7,526	478	15.76 to 15.76	(0.1%) to (0.1%)	4.7%
	2017	6,087	386	15.78 to 15.78	4.0% to 4.0%	4.2%
MainStay VP Income Builder—Initial Class	2021	$13,001	489	$11.90 to $26.95	10.2% to 10.5%	2.9%
	2020	13,400	557	10.76 to 24.46	7.6% to 7.7%	2.5%
	2019	12,334	543	22.72 to 22.72	17.7% to 17.7%	4.8%
	2018	10,084	522	19.30 to 19.30	(5.5%) to (5.5%)	2.8%
	2017	9,120	447	20.43 to 20.43	12.2% to 12.2%	3.6%
MainStay VP IQ Hedge Multi-Strategy—Initial Class	2021	$166	19	$8.77 to $8.77	(0.6%) to (0.6%)	0.0%
	2020	167	19	8.82 to 8.82	5.4% to 5.4%	2.1%
	2019	144	17	8.37 to 8.37	8.5% to 8.5%	1.9%
	2018	130	17	7.72 to 7.72	(1.7%) to (1.7%)	0.6%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP Janus Henderson Balanced—Initial Class	2021	$10,882	392	$27.07 to $27.87	17.0% to 17.4%	1.3%
	2020	9,494	401	23.14 to 23.75	14.0% to 14.3%	2.0%
	2019	8,607	416	20.30 to 20.77	22.6% to 22.9%	1.8%
	2018	8,622	513	16.56 to 16.90	0.1% to 0.4%	1.8%
	2017	9,940	593	16.55 to 16.83	18.0% to 18.3%	1.8%
MainStay VP MacKay Convertible—Initial Class	2021	$705,774	12,292	$43.37 to $57.49	8.9% to 9.2%	1.1%
	2020	186,127	3,543	39.82 to 52.75	35.6% to 36.0%	0.7%
	2019	3,975	117	29.36 to 33.87	22.1% to 22.5%	1.5%
	2018	4,007	141	24.05 to 31.82	(2.6%) to (2.3%)	1.6%
	2017	4,082	140	24.68 to 32.65	11.7% to 12.0%	1.8%
MainStay VP MacKay Government—Initial Class	2021	$771	44	$17.61 to $17.61	(1.5%) to (1.5%)	1.6%
	2020	751	42	17.88 to 17.88	5.0% to 5.0%	1.3%
	2019	846	50	17.03 to 17.03	5.4% to 5.4%	2.2%
	2018	714	44	16.16 to 20.63	(0.4%) to (0.1%)	2.9%
	2017	500	31	16.17 to 16.17	2.1% to 2.1%	2.2%
MainStay VP MacKay High Yield Corporate Bond—Initial Class	2021	$47,412	1,483	$31.31 to $43.67	5.2% to 5.5%	4.9%
	2020	46,550	1,550	29.68 to 41.51	5.1% to 5.4%	5.8%
	2019	44,378	1,559	28.16 to 39.50	12.9% to 13.2%	5.5%
	2018	37,726	1,502	24.87 to 34.99	(1.8%) to (1.5%)	5.9%
	2017	40,843	1,607	25.24 to 35.62	6.5% to 6.9%	6.1%
MainStay VP MacKay International Equity—Initial Class	2021	$74,490	1,925	$36.11 to $44.50	11.9% to 12.2%	0.1%
	2020	66,176	1,919	32.17 to 39.75	20.5% to 20.8%	0.8%
	2019	57,875	2,023	26.62 to 32.97	24.4% to 24.8%	0.4%
	2018	45,143	1,965	21.33 to 26.49	(11.8%) to (11.6%)	1.2%
	2017	50,187	1,925	24.12 to 30.02	32.2% to 32.6%	0.6%
MainStay VP MacKay S&P 500 Index—Initial Class	2021	$504,331	8,784	$57.30 to $57.91	28.2% to 28.5%	1.2%
	2020	410,718	9,172	44.71 to 45.05	17.9% to 18.2%	1.5%
	2019	361,950	9,534	37.92 to 38.10	30.9% to 31.2%	1.6%
	2018	373,637	12,805	28.98 to 29.76	(4.8%) to (4.5%)	1.6%
	2017	392,986	12,825	30.40 to 31.25	21.1% to 21.5%	1.5%
MainStay VP Natural Resources—Initial Class	2021	$3,837	375	$10.23 to $10.23	38.0% to 38.0%	1.4%
	2020	2,128	287	7.41 to 7.41	6.9% to 6.9%	2.7%
	2019	1,829	264	6.93 to 6.93	16.6% to 16.6%	0.8%
	2018	1,487	250	5.95 to 5.95	(28.6%) to (28.6%)	0.0%
	2017	2,208	265	8.33 to 8.33	(0.7%) to (0.7%)	0.0%
MainStay VP Small Cap Growth—Initial Class	2021	$5,974	186	$32.07 to $32.07	10.3% to 10.3%	0.0%
	2020	5,683	196	29.07 to 29.07	40.5% to 40.5%	0.0%
	2019	4,856	235	20.69 to 20.69	25.6% to 25.6%	0.0%
	2018	5,530	336	16.48 to 16.48	(8.9%) to (8.9%)	0.0%
	2017	6,470	358	18.08 to 18.08	22.8% to 22.8%	0.0%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP T. Rowe Price Equity Income—Initial Class	2021	$2,761	100	$26.93 to $27.72	25.1% to 25.5%	2.4%
	2020	6,929	314	21.52 to 22.09	0.7% to 1.0%	3.6%
	2019	10,748	492	21.38 to 21.88	26.0% to 26.4%	2.2%
	2018	10,910	631	16.97 to 17.32	(9.7%) to (9.4%)	1.8%
	2017	17,216	902	18.79 to 19.11	15.9% to 16.2%	2.2%
MainStay VP U.S. Government Money Market—Initial Class	2021	$32,944	27,240	$1.17 to $1.33	(0.3%) to 0.0%	0.0%
	2020	32,566	26,881	1.17 to 1.33	(0.1%) to 0.2%	0.2%
	2019	32,637	26,954	1.17 to 1.33	1.5% to 1.8%	1.7%
	2018	25,970	21,723	1.16 to 1.31	1.1% to 1.4%	1.4%
	2017	55,763	47,073	1.14 to 1.30	0.1% to 0.4%	0.4%
MainStay VP Wellington Growth—Initial Class	2021	$80	2	$49.55 to $49.55	19.7% to 19.7%	0.3%
	2020	285	7	41.38 to 41.38	32.3% to 32.3%	0.6%
	2019	255	8	31.27 to 31.27	30.0% to 30.0%	0.6%
	2018	206	9	24.06 to 24.06	(4.2%) to (4.2%)	0.6%
	2017	219	9	25.12 to 25.12	30.4% to 30.4%	0.2%
MainStay VP Wellington Mid Cap—Initial Class	2021	$30,217	548	$55.13 to $55.13	20.0% to 20.0%	0.6%
	2020	21,466	467	45.94 to 45.94	11.3% to 11.3%	0.9%
	2019	19,700	477	41.29 to 41.29	22.9% to 22.9%	1.2%
	2018	14,966	445	33.60 to 33.60	(12.0%) to (12.0%)	1.0%
	2017	15,430	404	38.17 to 38.17	19.1% to 19.1%	0.7%
MainStay VP Wellington Small Cap—Initial Class	2021	$2,994	179	$16.74 to $16.74	18.0% to 18.0%	0.2%
	2020	6,634	468	14.18 to 14.18	10.2% to 10.2%	0.1%
	2019	8,972	697	12.87 to 12.87	17.8% to 17.8%	0.2%
	2018	4,942	452	10.92 to 10.92	(15.1%) to (15.1%)	0.0%
	2017	6,241	485	12.82 to 12.87	13.6% to 13.9%	0.0%
MainStay VP Wellington U.S. Equity—Initial Class	2021	$1,914	33	$55.14 to $65.40	28.4% to 28.8%	1.1%
	2020	1,225	27	42.82 to 50.91	15.2% to 15.6%	1.4%
	2019	1,359	35	37.06 to 44.17	25.8% to 26.2%	1.5%
	2018	1,183	38	29.36 to 35.09	(6.1%) to (5.8%)	1.9%
	2017	222,960	6,038	31.19 to 37.36	22.5% to 22.8%	1.4%
MainStay VP Winslow Large Cap Growth—Initial Class	2021	$7,368	101	$40.63 to $73.36	24.1% to 24.5%	0.0%
	2020	5,695	98	32.73 to 58.91	36.7% to 37.2%	0.0%
	2019	2,708	64	23.93 to 42.95	33.2% to 33.6%	0.0%
	2018	1,897	61	17.96 to 32.14	3.3% to 3.6%	0.0%
	2017	16,201	524	17.40 to 31.03	32.0% to 32.4%	0.0%
AB VPS Growth and Income Portfolio—Class A	2021	$84	5	$16.36 to $16.36	28.2% to 28.2%	0.8%
	2020	41	3	12.77 to 12.77	27.7% to 27.7%	0.1%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
AB VPS International Value Portfolio—Class A	2021	$—	—	$8.59 to $8.59	11.1% to 11.1%	2.0%
	2020	—	—	7.73 to 7.73	2.5% to 2.5%	2.0%
	2019	—	—	7.54 to 7.54	17.1% to 17.1%	0.0%
	2018	2	—	6.44 to 6.44	(22.8%) to (22.8%)	1.5%
	2017	3	—	8.34 to 8.34	25.4% to 25.4%	0.7%
AB VPS Large Cap Growth Portfolio—Class A	2021	$8,983	504	$17.81 to $17.81	29.0% to 29.0%	0.0%
	2020	5,722	414	13.81 to 13.81	38.1% to 38.1%	0.0%
AB VPS Small Cap Growth Portfolio—Class A	2021	$683	41	$16.75 to $16.75	9.5% to 9.5%	0.0%
	2020	143	9	15.30 to 15.30	53.0% to 53.0%	0.0%
AB VPS Small/Mid Cap Value Portfolio—Class A	2021	$2,860	74	$38.50 to $38.50	35.9% to 35.9%	0.8%
	2020	2,032	72	28.32 to 28.32	3.4% to 3.4%	0.8%
	2019	4,561	166	27.40 to 27.40	20.1% to 20.1%	0.6%
	2018	3,522	154	22.81 to 22.81	(15.0%) to (15.0%)	0.5%
	2017	4,788	178	26.85 to 26.85	13.1% to 13.1%	0.5%
Alger Weatherbie Specialized Growth Portfolio—Class I-2 Shares	2021	$1,666	35	$47.62 to $47.62	6.9% to 6.9%	0.0%
	2020	1,688	38	44.57 to 44.57	58.8% to 58.8%	0.0%
	2019	1,231	44	28.06 to 28.06	38.3% to 38.3%	0.0%
	2018	857	42	20.29 to 20.29	(3.2%) to (3.2%)	0.0%
	2017	961	46	20.96 to 20.96	36.9% to 36.9%	0.0%
American Century Investments® VP Inflation Protection Fund—Class I	2021	$7	1	$11.65 to $11.65	6.6% to 6.6%	3.8%
	2020	1	—	10.93 to 10.93	9.3% to 9.3%	1.0%
American Century Investments® VP Inflation Protection Fund—Class II	2021	$2,073	162	$12.84 to $12.84	6.3% to 6.3%	3.1%
	2020	1,631	135	12.08 to 12.08	9.6% to 9.6%	1.3%
	2019	1,704	155	11.02 to 11.02	8.9% to 8.9%	2.2%
	2018	1,694	167	10.12 to 10.12	(2.8%) to (2.8%)	2.9%
	2017	3,317	318	10.42 to 10.42	3.7% to 3.7%	2.3%
American Century Investments® VP Mid Cap Value Fund—Class I	2021	$10	1	$12.47 to $12.47	23.2% to 23.2%	1.6%
	2020	—	—	—	—	—
American Century Investments® VP Mid Cap Value Fund—Class II	2021	$954	43	$22.23 to $22.23	23.0% to 23.0%	1.0%
	2020	1,073	59	18.07 to 18.07	1.1% to 1.1%	1.7%
	2019	1,196	67	17.88 to 17.88	29.0% to 29.0%	1.9%
	2018	1,039	75	13.86 to 13.86	(13.0%) to (13.0%)	1.3%
	2017	1,754	110	15.92 to 15.92	11.5% to 11.5%	1.3%
American Century Investments® VP Value Fund—Class I	2021	$10	1	$12.52 to $12.52	24.5% to 24.5%	1.7%
	2020	2	—	10.05 to 10.05	0.5% to 0.5%	1.1%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
American Century Investments® VP Value Fund—Class II	2021	$1,622	45	$35.91 to $35.91	24.3% to 24.3%	1.6%
	2020	1,199	42	28.89 to 28.89	0.8% to 0.8%	2.0%
	2019	3,760	131	28.65 to 30.40	26.6% to 26.9%	1.9%
	2018	4,868	213	22.58 to 24.01	(9.5%) to (9.3%)	1.5%
	2017	16,357	654	24.88 to 26.53	8.3% to 8.6%	1.5%
American Funds IS Asset Allocation Fund—Class 1	2021	$20,528	1,139	$17.85 to $18.09	15.1% to 15.4%	1.9%
	2020	14,979	959	15.50 to 15.68	12.4% to 12.7%	2.0%
	2019	10,897	786	13.79 to 13.91	21.2% to 21.5%	3.5%
	2018	3,581	313	11.44 to 11.44	(4.4%) to (4.4%)	2.1%
	2017	3,135	262	11.96 to 11.96	16.5% to 16.5%	1.8%
American Funds IS Capital World Bond Fund®—Class 1	2021	$93	8	$12.36 to $12.36	(4.7%) to (4.7%)	2.2%
	2020	60	5	12.98 to 12.98	10.2% to 10.2%	1.4%
	2019	89	8	11.78 to 11.78	8.1% to 8.1%	2.0%
	2018	56	5	10.90 to 10.90	(1.1%) to (1.1%)	2.5%
	2017	21	2	11.02 to 11.02	7.1% to 7.1%	1.0%
American Funds IS Global Balanced Fund—Class 1	2021	$5	—	$13.44 to $13.44	11.0% to 11.0%	0.2%
	2020	158	13	12.10 to 12.10	21.0% to 21.0%	1.3%
American Funds IS Global Growth Fund—Class 1	2021	$4,939	110	$44.92 to $44.92	16.7% to 16.7%	0.6%
	2020	3,478	90	38.48 to 38.48	30.8% to 30.8%	0.6%
	2019	2,664	91	29.42 to 29.42	35.6% to 35.6%	1.3%
	2018	2,277	105	21.70 to 21.70	(8.8%) to (8.8%)	0.9%
	2017	2,066	87	23.79 to 23.79	31.8% to 31.8%	0.9%
American Funds IS Global Small Capitalization Fund— Class 1	2021	$1,064	50	$21.31 to $21.31	7.0% to 7.0%	0.0%
	2020	956	48	19.92 to 19.92	30.0% to 30.0%	0.2%
	2019	1,088	71	15.32 to 15.32	31.8% to 31.8%	0.4%
	2018	1,040	90	11.62 to 11.62	(10.3%) to (10.3%)	0.3%
	2017	1,318	102	12.95 to 12.95	26.2% to 26.2%	0.7%
American Funds IS Growth Fund—Class 1	2021	$18,729	568	$32.53 to $32.98	22.0% to 22.3%	0.5%
	2020	15,942	591	26.67 to 26.97	52.1% to 52.5%	0.6%
	2019	14,327	810	17.54 to 17.69	30.8% to 31.1%	1.0%
	2018	10,876	806	13.41 to 13.49	(0.3%) to (0.0%)	0.7%
	2017	10,742	796	13.49 to 13.49	28.6% to 28.6%	0.7%
American Funds IS Growth-Income Fund—Class 1	2021	$3,444	151	$22.77 to $22.77	24.4% to 24.4%	1.4%
	2020	2,736	149	18.30 to 18.30	13.8% to 13.8%	1.6%
	2019	2,457	153	16.08 to 16.08	26.5% to 26.5%	2.1%
	2018	1,543	121	12.72 to 12.72	(1.5%) to (1.5%)	1.6%
	2017	1,746	135	12.87 to 12.92	22.4% to 22.7%	1.8%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
American Funds IS International Fund—Class 1	2021	$12,835	792	$16.00 to $16.22	(1.5%) to (1.2%)	2.7%
	2020	17,152	1,045	16.24 to 16.42	14.0% to 14.3%	0.9%
	2019	23,877	1,662	14.24 to 14.37	22.9% to 23.2%	1.6%
	2018	22,509	1,930	11.59 to 11.66	(13.2%) to (12.9%)	2.0%
	2017	34,901	2,606	13.39 to 13.39	32.5% to 32.5%	1.5%
American Funds IS New World Fund®—Class 1	2021	$18,708	993	$18.58 to $18.83	4.9% to 5.2%	1.1%
	2020	11,651	651	17.71 to 17.91	23.6% to 23.9%	0.2%
	2019	9,675	669	14.33 to 14.46	29.1% to 29.5%	1.2%
	2018	6,815	610	11.10 to 11.17	(14.0%) to (13.8%)	1.1%
	2017	5,089	393	12.96 to 12.96	29.7% to 29.7%	1.3%
American Funds IS Washington Mutual Investors Fund—Class 1	2021	$543	34	$15.93 to $15.93	28.1% to 28.1%	1.7%
	2020	286	23	12.44 to 12.44	9.0% to 9.0%	3.5%
	2019	43	4	11.40 to 11.40	21.7% to 21.7%	2.7%
	2018	90	10	9.37 to 9.37	(6.3%) to (6.3%)	2.6%
BlackRock® Global Allocation V.I. Fund—Class I	2021	$7,443	455	$16.06 to $16.35	6.4% to 6.7%	0.9%
	2020	15,071	984	15.09 to 15.32	20.7% to 21.0%	1.3%
	2019	12,893	1,018	12.50 to 12.66	17.7% to 18.0%	1.3%
	2018	10,754	1,002	10.62 to 10.73	(7.6%) to (7.3%)	1.0%
	2017	4,967	429	11.58 to 11.58	13.9% to 13.9%	1.3%
BlackRock® High Yield V.I. Fund—Class I	2021	$2,210	147	$14.98 to $14.98	5.3% to 5.3%	4.4%
	2020	1,090	77	14.23 to 14.23	7.3% to 7.3%	5.2%
	2019	670	51	13.26 to 13.26	15.3% to 15.3%	5.4%
	2018	229	20	11.50 to 11.50	(2.7%) to (2.7%)	5.4%
	2017	200	17	11.81 to 11.81	7.3% to 7.3%	5.0%
BNY Mellon IP Technology Growth Portfolio—Initial Shares	2021	$5,022	60	$83.23 to $83.23	12.9% to 12.9%	0.0%
	2020	5,055	69	73.70 to 73.70	69.9% to 69.9%	0.3%
	2019	8,409	194	43.38 to 43.38	25.8% to 25.8%	0.0%
	2018	6,727	195	34.48 to 34.48	(1.0%) to (1.0%)	0.0%
	2017	6,744	194	34.82 to 34.82	42.6% to 42.6%	0.0%
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	2021	$12	—	$31.89 to $31.89	16.5% to 16.5%	0.1%
	2020	10	—	27.38 to 27.38	19.9% to 19.9%	0.7%
	2019	9	—	22.84 to 22.84	21.8% to 21.8%	0.0%
	2018	9	—	18.75 to 18.75	(19.1%) to (19.1%)	0.0%
	2017	14	1	23.18 to 23.18	24.7% to 24.7%	0.0%
ClearBridge Variable Appreciation Portfolio—Class I	2021	$24	1	$18.34 to $18.34	23.7% to 23.7%	0.1%
	2020	143	10	14.83 to 14.83	14.8% to 14.8%	1.1%
	2019	123	10	12.92 to 12.92	29.9% to 29.9%	2.5%
	2018	—	—	9.95 to 9.95	(0.5%) to (0.5%)	1.2%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
ClearBridge Variable Large Cap Growth Portfolio—Class I	2021	$466	19	$24.11 to $24.11	21.9% to 21.9%	0.0%
	2020	197	10	19.77 to 19.77	30.7% to 30.7%	0.0%
	2019	104	7	15.12 to 15.12	32.2% to 32.2%	0.4%
	2018	89	8	11.44 to 11.44	0.0% to 0.0%	0.5%
	2017	7	1	11.44 to 11.44	14.4% to 14.4%	0.2%
ClearBridge Variable Small Cap Growth Portfolio—Class I	2021	$168	10	$16.05 to $16.05	12.6% to 12.6%	0.0%
	2020	64	4	14.25 to 14.25	42.5% to 42.5%	0.0%
Columbia Variable Portfolio—Disciplined Core Fund—Class 1	2021	$—	—	$—	—	—
	2020	—	—	—	—	—
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	2021	$22	2	$10.50 to $10.50	(2.2%) to (2.2%)	4.1%
	2020	8	1	10.73 to 10.73	7.3% to 7.3%	1.9%
Columbia Variable Portfolio—Strategic Income Fund—Class 1	2021	$11	1	$10.90 to $10.90	2.1% to 2.1%	2.8%
	2020	49	5	10.68 to 10.68	6.8% to 6.8%	0.0%
Davis Value Portfolio	2021	$388	12	$33.38 to $33.38	17.9% to 17.9%	0.6%
	2020	371	13	28.33 to 28.33	11.7% to 11.7%	0.5%
	2019	474	19	25.36 to 25.36	31.2% to 31.2%	1.6%
	2018	363	19	19.33 to 19.33	(13.6%) to (13.6%)	0.9%
	2017	413	18	22.37 to 22.37	22.6% to 22.6%	0.4%
Delaware VIP® Emerging Markets Series—Standard Class	2021	$4,235	232	$18.22 to $18.22	(2.8%) to (2.8%)	0.3%
	2020	4,882	260	18.75 to 18.75	25.1% to 25.1%	0.8%
	2019	4,355	291	14.99 to 14.99	22.6% to 22.6%	0.9%
	2018	4,191	343	12.22 to 12.22	(15.8%) to (15.8%)	1.7%
	2017	1,819	125	14.52 to 14.52	40.6% to 40.6%	0.5%
Delaware VIP® International Series—Standard Class	2021	$173	16	$10.88 to $10.88	6.9% to 6.9%	1.0%
	2020	172	17	10.18 to 10.18	1.8% to 1.8%	0.0%
Delaware VIP® Small Cap Value Series—Standard Class	2021	$8,010	284	$28.23 to $28.23	34.4% to 34.4%	0.9%
	2020	6,517	310	21.00 to 21.00	(1.9%) to (1.9%)	1.6%
	2019	7,988	373	21.41 to 21.41	28.1% to 28.1%	1.0%
	2018	6,296	377	16.71 to 16.71	(16.7%) to (16.7%)	0.8%
	2017	12,150	606	20.06 to 20.06	12.0% to 12.0%	0.8%
DFA VA Global Bond Portfolio	2021	$8,142	739	$11.02 to $11.02	(1.0%) to (1.0%)	0.7%
	2020	7,173	644	11.14 to 11.14	1.5% to 1.5%	0.0%
	2019	5,295	482	10.98 to 10.98	4.2% to 4.2%	2.5%
	2018	5,175	491	10.54 to 10.54	1.7% to 1.7%	4.6%
	2017	5,011	484	10.35 to 10.35	2.1% to 2.1%	2.0%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
DFA VA Global Moderate Allocation Portfolio	2021	$2,274	149	$15.25 to $15.25	14.2% to 14.2%	1.5%
	2020	1,967	147	13.36 to 13.36	11.3% to 11.3%	1.1%
	2019	466	39	12.00 to 12.00	18.1% to 18.1%	4.3%
DFA VA International Small Portfolio	2021	$8,219	457	$17.98 to $17.98	14.6% to 14.6%	2.6%
	2020	7,924	505	15.70 to 15.70	9.4% to 9.4%	2.0%
	2019	4,190	292	14.35 to 14.35	23.9% to 23.9%	2.8%
	2018	2,997	259	11.58 to 11.58	(19.8%) to (19.8%)	1.6%
	2017	3,544	246	14.43 to 14.43	29.9% to 29.9%	2.6%
DFA VA International Value Portfolio	2021	$1,707	148	$11.50 to $11.50	18.1% to 18.1%	4.2%
	2020	1,392	143	9.74 to 9.74	(2.6%) to (2.6%)	0.4%
DFA VA U.S. Large Value Portfolio	2021	$24,511	1,287	$19.04 to $19.04	27.0% to 27.0%	2.1%
	2020	23,176	1,546	14.99 to 14.99	(1.4%) to (1.4%)	3.7%
	2019	8,037	529	15.20 to 15.20	25.8% to 25.8%	1.8%
	2018	7,572	627	12.08 to 12.08	(12.1%) to (12.1%)	2.9%
	2017	4,058	295	13.75 to 13.75	19.1% to 19.1%	2.0%
DFA VA U.S. Targeted Value Portfolio	2021	$7,866	366	$21.49 to $21.49	39.7% to 39.7%	1.4%
	2020	6,036	392	15.38 to 15.38	4.0% to 4.0%	2.5%
	2019	1,473	100	14.79 to 14.79	22.6% to 22.6%	1.3%
	2018	2,349	195	12.07 to 12.07	(15.9%) to (15.9%)	0.9%
	2017	4,907	342	14.35 to 14.35	9.8% to 9.8%	1.1%
DFA VIT Inflation-Protected Securities Portfolio	2021	$17,302	1,286	$13.46 to $13.46	5.6% to 5.6%	5.8%
	2020	13,022	1,022	12.75 to 12.75	11.7% to 11.7%	1.2%
	2019	9,754	855	11.41 to 11.41	8.5% to 8.5%	1.6%
	2018	7,111	676	10.52 to 10.52	(1.3%) to (1.3%)	1.6%
	2017	9,911	930	10.66 to 10.66	3.3% to 3.3%	2.8%
DWS Alternative Asset Allocation VIP—Class A	2021	$82	6	$12.98 to $12.98	12.7% to 12.7%	2.4%
	2020	90	8	11.51 to 11.51	5.7% to 5.7%	2.2%
	2019	51	5	10.89 to 10.89	14.7% to 14.7%	3.5%
	2018	34	4	9.49 to 9.49	(9.1%) to (9.1%)	1.8%
	2017	27	3	10.45 to 10.45	7.4% to 7.4%	1.9%
DWS Global Small Cap VIP—Class A	2021	$42	2	$21.35 to $21.35	14.9% to 14.9%	0.4%
	2020	54	3	18.58 to 18.58	17.4% to 17.4%	0.9%
	2019	150	9	15.83 to 15.83	21.3% to 21.3%	0.0%
	2018	138	11	13.05 to 13.05	(20.5%) to (20.5%)	0.3%
	2017	236	14	16.42 to 16.42	20.0% to 20.0%	0.0%
DWS Small Cap Index VIP—Class A	2021	$37,364	812	$34.22 to $46.04	14.2% to 14.5%	0.8%
	2020	27,189	677	29.96 to 40.20	19.1% to 19.4%	1.2%
	2019	29,928	890	25.15 to 33.66	24.9% to 25.2%	1.0%
	2018	39,039	1,453	20.14 to 26.88	(11.5%) to (11.2%)	1.0%
	2017	44,216	1,460	30.28 to 30.28	14.3% to 14.3%	1.0%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
DWS Small Mid Cap Value VIP—Class A	2021	$781	31	$25.22 to $25.22	30.5% to 30.5%	1.2%
	2020	745	39	19.32 to 19.32	(0.8%) to (0.8%)	1.4%
	2019	734	38	19.48 to 19.48	21.5% to 21.5%	0.7%
	2018	954	60	16.03 to 16.03	(16.0%) to (16.0%)	1.7%
	2017	1,503	79	19.09 to 19.09	10.5% to 10.5%	0.7%
Fidelity® VIP Balanced Portfolio—Initial Class	2021	$592	38	$15.55 to $15.55	18.3% to 18.3%	1.1%
	2020	25	2	13.15 to 13.15	31.5% to 31.5%	1.5%
Fidelity® VIP Bond Index Portfolio—Initial Class	2021	$22,675	2,157	$10.51 to $10.51	(2.0%) to (2.0%)	1.0%
	2020	5,449	508	10.72 to 10.72	7.2% to 7.2%	6.8%
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2021	$18,363	256	$70.71 to $92.48	27.5% to 27.8%	0.1%
	2020	16,746	299	55.32 to 72.56	30.2% to 30.6%	0.3%
	2019	14,587	341	42.37 to 55.74	31.2% to 31.6%	0.4%
	2018	12,625	383	32.20 to 42.49	(6.7%) to (6.4%)	0.7%
	2017	16,160	459	34.39 to 45.52	21.5% to 21.9%	1.0%
Fidelity® VIP Emerging Markets Portfolio—Initial Class	2021	$2,944	213	$13.71 to $13.84	(2.5%) to (2.2%)	2.3%
	2020	2,073	147	14.06 to 14.16	30.9% to 31.3%	0.8%
	2019	924	86	10.74 to 10.79	29.1% to 29.5%	2.8%
	2018	65	8	8.33 to 8.33	(16.7%) to (16.7%)	0.9%
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	2021	$1,769	45	$39.54 to $46.99	24.5% to 24.9%	1.9%
	2020	1,393	44	31.66 to 37.72	6.4% to 6.7%	1.8%
	2019	1,289	43	29.67 to 35.44	27.1% to 27.4%	2.1%
	2018	950	41	23.28 to 27.88	(8.6%) to (8.3%)	1.5%
	2017	2,280	90	25.39 to 30.48	12.6% to 12.9%	1.9%
Fidelity® VIP Extended Market Index Portfolio—Initial Class	2021	$3,159	224	$14.11 to $14.11	21.2% to 21.2%	1.2%
	2020	2,982	256	11.64 to 11.64	16.4% to 16.4%	0.2%
Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class	2021	$755	29	$26.29 to $26.29	5.9% to 5.9%	0.9%
	2020	1,409	57	24.83 to 24.83	12.5% to 12.5%	0.8%
	2019	1,886	85	22.07 to 22.07	16.1% to 16.1%	1.5%
	2018	2,382	125	19.01 to 19.01	(4.0%) to (4.0%)	1.5%
	2017	2,252	114	19.81 to 19.81	13.1% to 13.1%	1.5%
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	2021	$17,142	583	$25.31 to $29.45	9.2% to 9.5%	1.1%
	2020	13,756	512	23.18 to 26.90	14.8% to 15.1%	1.2%
	2019	15,046	644	20.19 to 23.38	19.8% to 20.1%	2.1%
	2018	12,399	638	16.85 to 19.46	(6.1%) to (5.9%)	1.5%
	2017	14,068	681	17.95 to 20.67	16.3% to 16.6%	1.6%
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	2021	$20,773	640	$32.44 to $32.44	12.4% to 12.4%	1.1%
	2020	16,510	572	28.87 to 28.87	16.9% to 16.9%	1.2%
	2019	14,221	576	24.70 to 24.70	24.4% to 24.4%	2.1%
	2018	8,994	453	19.85 to 19.85	(7.8%) to (7.8%)	1.4%
	2017	8,675	403	21.52 to 21.52	21.0% to 21.0%	1.4%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	2021	$9,478	251	$37.80 to $37.80	17.8% to 17.8%	0.9%
	2020	7,823	244	32.08 to 32.08	19.3% to 19.3%	1.0%
	2019	6,841	254	26.90 to 26.90	28.5% to 28.5%	1.9%
	2018	4,899	234	20.93 to 20.93	(9.9%) to (9.9%)	1.3%
	2017	4,385	189	23.22 to 23.22	23.6% to 23.6%	1.2%
Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class	2021	$2,227	122	$18.33 to $18.33	17.8% to 17.8%	1.1%
	2020	1,021	66	15.56 to 15.56	19.3% to 19.3%	1.1%
	2019	366	28	13.04 to 13.04	28.5% to 28.5%	3.0%
	2018	17	2	10.15 to 10.15	(9.9%) to (9.9%)	1.4%
Fidelity® VIP Government Money Market Portfolio—Initial Class	2021	$40,445	3,826	$10.57 to $10.57	0.0% to 0.0%	0.0%
	2020	539,864	52,415	10.27 to 10.57	0.1% to 0.3%	0.3%
	2019	729,904	70,998	10.26 to 10.54	1.8% to 2.0%	2.0%
	2018	534,224	52,896	10.08 to 10.33	1.4% to 1.7%	1.7%
	2017	33,090	3,256	10.16 to 10.16	0.7% to 0.7%	0.7%
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	2021	$2,076	112	$18.58 to $18.58	11.9% to 11.9%	0.0%
	2020	1,327	80	16.59 to 16.59	65.9% to 65.9%	0.0%
Fidelity® VIP Growth Portfolio—Initial Class	2021	$3,974	55	$72.49 to $72.72	22.9% to 23.2%	0.0%
	2020	3,623	62	58.84 to 59.17	43.5% to 43.9%	0.1%
	2019	3,499	86	40.89 to 41.22	34.0% to 34.3%	0.3%
	2018	2,328	76	30.44 to 30.77	(0.4%) to (0.2%)	0.2%
	2017	2,551	84	30.49 to 30.90	34.8% to 35.1%	0.2%
Fidelity® VIP Health Care Portfolio—Initial Class	2021	$396	29	$13.57 to $13.57	11.7% to 11.7%	0.1%
	2020	190	16	12.15 to 12.15	21.5% to 21.5%	0.8%
Fidelity® VIP Index 500 Portfolio—Initial Class	2021	$290,444	4,917	$58.99 to $70.04	28.3% to 28.6%	1.3%
	2020	220,133	4,790	45.88 to 54.61	17.9% to 18.2%	1.8%
	2019	209,155	5,381	38.80 to 46.30	31.0% to 31.4%	2.0%
	2018	154,866	5,244	29.54 to 35.34	(4.7%) to (4.5%)	1.9%
	2017	164,443	5,317	30.93 to 37.10	21.4% to 21.7%	1.9%
Fidelity® VIP International Capital Appreciation Portfolio—Initial Class	2021	$3,702	272	$13.62 to $13.62	12.3% to 12.3%	0.0%
	2020	3,035	250	12.12 to 12.12	21.2% to 21.2%	0.6%
Fidelity® VIP International Index Portfolio—Initial Class	2021	$22,923	1,940	$11.82 to $11.82	7.7% to 7.7%	2.6%
	2020	264	24	10.97 to 10.97	9.7% to 9.7%	2.3%
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	2021	$42,109	1,985	$21.14 to $23.23	(0.9%) to (0.6%)	2.3%
	2020	33,060	1,548	21.27 to 23.43	9.1% to 9.4%	2.3%
	2019	21,984	1,123	19.44 to 21.47	9.4% to 9.7%	2.8%
	2018	18,546	1,039	17.73 to 19.63	(0.8%) to (0.5%)	2.5%
	2017	24,043	1,341	17.82 to 19.78	4.0% to 4.2%	2.4%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Fidelity® VIP Mid Cap Portfolio—Initial Class	2021	$10,488	172	$60.80 to $74.80	25.3% to 25.6%	0.5%
	2020	11,055	228	48.40 to 59.70	17.9% to 18.2%	0.7%
	2019	10,555	257	40.96 to 50.64	23.1% to 23.4%	0.8%
	2018	11,825	349	33.18 to 41.12	(14.8%) to (14.5%)	0.6%
	2017	14,062	353	38.82 to 48.24	20.5% to 20.8%	0.6%
Fidelity® VIP Overseas Portfolio—Initial Class	2021	$6,955	217	$32.12 to $32.12	19.7% to 19.7%	0.5%
	2020	10,956	408	26.83 to 26.83	15.6% to 15.6%	0.4%
	2019	11,240	484	23.21 to 23.21	27.8% to 27.8%	1.7%
	2018	8,992	495	18.17 to 18.17	(14.8%) to (14.8%)	1.6%
	2017	13,514	634	21.32 to 21.32	30.3% to 30.3%	1.5%
Fidelity® VIP Real Estate Portfolio—Initial Class	2021	$13,772	635	$21.71 to $21.71	39.0% to 39.0%	1.2%
	2020	8,227	527	15.62 to 15.62	(6.5%) to (6.5%)	2.0%
	2019	17,343	1,038	16.71 to 16.71	23.2% to 23.2%	1.9%
	2018	12,594	929	13.56 to 13.56	(6.2%) to (6.2%)	2.7%
	2017	12,570	869	14.46 to 14.46	4.1% to 4.1%	2.0%
Fidelity® VIP Strategic Income Portfolio—Initial Class	2021	$266	20	$13.05 to $13.05	3.7% to 3.7%	3.1%
	2020	171	14	12.58 to 12.58	7.5% to 7.5%	3.1%
	2019	163	14	11.70 to 11.70	10.9% to 10.9%	3.9%
	2018	102	10	10.55 to 10.55	(2.6%) to (2.6%)	4.3%
	2017	84	8	10.83 to 10.83	7.8% to 7.8%	4.2%
Fidelity® VIP Technology Portfolio—Initial Class	2021	$1,322	64	$20.75 to $20.75	28.2% to 28.2%	0.0%
	2020	756	47	16.19 to 16.19	61.9% to 61.9%	0.0%
Fidelity® VIP Total Market Index Portfolio—Initial Class	2021	$108	7	$15.01 to $15.01	25.7% to 25.7%	1.2%
	2020	12	1	11.94 to 11.94	19.4% to 19.4%	1.9%
Fidelity® VIP Value Portfolio—Initial Class	2021	$1,618	85	$18.93 to $19.25	29.8% to 30.2%	1.7%
	2020	1,279	87	14.58 to 14.79	6.0% to 6.3%	1.5%
	2019	1,311	95	13.76 to 13.92	31.8% to 32.1%	3.4%
	2018	368	35	10.53 to 10.53	(13.8%) to (13.8%)	1.1%
	2017	377	31	12.23 to 12.23	15.6% to 15.6%	2.1%
Fidelity® VIP Value Strategies Portfolio—Service Class 2	2021	$81	2	$46.33 to $46.33	33.3% to 33.3%	1.0%
	2020	93	3	34.74 to 34.74	8.0% to 8.0%	1.0%
	2019	360	11	32.16 to 32.16	34.1% to 34.1%	1.5%
	2018	288	12	23.98 to 23.98	(17.5%) to (17.5%)	0.7%
	2017	302	10	29.07 to 29.07	19.1% to 19.1%	1.2%
Invesco V.I. Capital Appreciation Fund—Series I Shares	2021	$80	2	$44.98 to $44.98	22.6% to 22.6%	0.0%
	2020	67	2	36.70 to 36.70	36.6% to 36.6%	0.0%
	2019	330	12	26.87 to 26.87	36.2% to 36.2%	0.1%
	2018	271	14	19.73 to 19.73	(5.7%) to (5.7%)	0.3%
	2017	280	13	20.93 to 20.93	26.8% to 26.8%	0.1%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Invesco V.I. Core Bond Fund—Series I Shares	2021	$1	—	$14.90 to $14.90	(1.6%) to (1.6%)	2.1%
	2020	1	—	15.15 to 15.15	9.7% to 9.7%	3.1%
	2019	1	—	13.81 to 13.81	9.5% to 9.5%	3.3%
	2018	1	—	12.61 to 12.61	(1.0%) to (1.0%)	3.4%
	2017	1	—	12.74 to 12.74	4.6% to 4.6%	2.4%
Invesco V.I. Core Plus Bond Fund—Series I Shares	2021	$201	18	$10.87 to $10.87	(0.7%) to (0.7%)	4.5%
	2020	9	1	10.94 to 10.94	9.4% to 9.4%	2.2%
Invesco V.I. Global Real Estate Fund—Series I Shares	2021	$2,914	144	$17.56 to $20.41	25.4% to 25.7%	2.7%
	2020	2,487	155	14.00 to 16.23	(12.5%) to (12.3%)	4.6%
	2019	3,719	202	16.01 to 18.52	22.7% to 23.0%	4.5%
	2018	3,179	213	13.05 to 15.05	(6.4%) to (6.2%)	3.8%
	2017	3,585	225	13.94 to 16.04	12.8% to 13.0%	3.2%
Invesco V.I. International Growth Fund—Series I Shares	2021	$12,930	518	$24.95 to $24.95	5.9% to 5.9%	1.3%
	2020	11,759	499	23.56 to 23.56	14.0% to 14.0%	2.2%
	2019	15,853	767	20.67 to 20.67	28.6% to 28.6%	1.7%
	2018	12,164	757	16.08 to 16.08	(15.0%) to (15.0%)	2.0%
	2017	17,230	911	18.91 to 18.91	23.0% to 23.0%	1.5%
Invesco V.I. Main Street Mid Cap Fund®—Series I Shares	2021	$268	9	$28.43 to $28.43	23.2% to 23.2%	0.5%
	2020	224	10	23.06 to 23.06	9.2% to 9.2%	0.4%
	2019	869	41	21.11 to 21.11	25.3% to 25.3%	0.5%
	2018	767	46	16.85 to 16.85	(11.4%) to (11.4%)	0.5%
	2017	887	47	19.01 to 19.01	14.9% to 14.9%	0.5%
Janus Henderson Enterprise Portfolio—Institutional Shares	2021	$23,549	272	$86.43 to $86.43	16.8% to 16.8%	0.3%
	2020	14,334	194	73.98 to 73.98	19.5% to 19.5%	0.1%
	2019	14,114	228	61.92 to 61.92	35.5% to 35.5%	0.2%
	2018	9,819	215	45.70 to 45.70	(0.4%) to (0.4%)	0.2%
	2017	10,628	232	45.89 to 45.89	27.4% to 27.4%	0.3%
Janus Henderson Flexible Bond Portfolio—Institutional Shares	2021	$841	67	$12.60 to $12.60	(0.9%) to (0.9%)	2.0%
	2020	890	70	12.71 to 12.71	10.5% to 10.5%	2.8%
	2019	2,386	207	11.50 to 11.50	9.6% to 9.6%	3.3%
	2018	2,166	206	10.50 to 10.50	(1.0%) to (1.0%)	3.1%
	2017	2,384	225	10.61 to 10.61	3.6% to 3.6%	3.0%
Janus Henderson Forty Portfolio—Institutional Shares	2021	$6,067	77	$79.19 to $79.19	22.9% to 22.9%	0.0%
	2020	5,452	85	64.44 to 64.44	39.4% to 39.4%	0.3%
	2019	5,167	112	46.22 to 46.22	37.2% to 37.2%	0.1%
	2018	4,117	122	33.70 to 33.70	2.0% to 2.0%	0.0%
	2017	4,043	122	33.05 to 33.05	30.3% to 30.3%	0.0%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Janus Henderson Global Research Portfolio—Institutional Shares	2021	$631	17	$36.37 to $37.98	17.7% to 18.1%	0.5%
	2020	794	26	30.80 to 32.26	19.7% to 20.1%	0.7%
	2019	695	27	25.65 to 26.95	28.7% to 29.0%	1.0%
	2018	558	28	19.88 to 20.95	(7.1%) to (6.9%)	1.1%
	2017	616	28	21.34 to 22.56	26.6% to 27.0%	0.8%
Lazard Retirement International Equity Portfolio—Service Shares	2021	$460	22	$17.95 to $22.25	5.6% to 5.8%	0.8%
	2020	1,465	71	17.00 to 21.03	8.0% to 8.2%	1.8%
	2019	2,413	125	15.75 to 19.43	20.7% to 21.0%	0.3%
	2018	1,626	103	13.05 to 16.05	(14.1%) to (13.9%)	1.6%
	2017	2,578	140	15.19 to 18.65	22.0% to 22.3%	2.6%
Lord Abbett Series Fund Developing Growth Portfolio— Class VC	2021	$208	8	$27.10 to $27.10	(2.7%) to (2.7%)	0.0%
	2020	335	12	27.87 to 27.87	72.6% to 72.6%	0.0%
	2019	181	11	16.15 to 16.15	31.8% to 31.8%	0.0%
	2018	148	12	12.25 to 12.25	4.9% to 4.9%	0.0%
	2017	204	17	11.68 to 11.68	29.9% to 29.9%	0.0%
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	2021	$1,109	31	$35.81 to $44.22	28.4% to 28.7%	0.6%
	2020	883	32	27.83 to 34.45	2.2% to 2.5%	0.9%
	2019	1,438	53	27.15 to 33.69	22.3% to 22.6%	0.8%
	2018	1,875	85	22.14 to 27.54	(15.3%) to (15.0%)	0.7%
	2017	2,588	99	26.06 to 32.50	6.6% to 6.8%	0.6%
LVIP Baron Growth Opportunities Fund—Service Class	2021	$7,004	115	$45.40 to $61.48	18.4% to 18.7%	0.0%
	2020	8,570	167	38.33 to 51.79	33.7% to 34.1%	0.0%
	2019	9,183	239	28.66 to 38.62	36.0% to 36.4%	0.0%
	2018	8,576	304	21.07 to 28.32	(4.2%) to (3.9%)	0.0%
	2017	12,743	434	21.99 to 29.48	26.9% to 27.2%	0.0%
LVIP Baron Growth Opportunities Fund—Standard Class	2021	$59	4	$15.84 to $15.84	19.0% to 19.0%	0.0%
	2020	25	2	13.31 to 13.31	33.1% to 33.1%	0.0%
LVIP Delaware Limited-Term Diversified Income Fund—Standard Class	2021	$11	1	$9.96 to $9.96	(0.4%) to (0.4%)	4.5%
LVIP Delaware Value Fund—Standard Class	2021	$—	—	$12.25 to $12.25	22.4% to 22.4%	5.5%
LVIP Mondrian International Value Fund—Standard Class	2021	$272	21	$12.89 to $12.89	11.3% to 11.3%	4.4%
	2020	77	7	11.59 to 11.59	(5.0%) to (5.0%)	2.5%
	2019	80	7	12.20 to 12.20	18.2% to 18.2%	4.3%
	2018	21	2	10.31 to 10.31	(11.5%) to (11.5%)	3.4%
	2017	20	2	11.65 to 11.65	21.3% to 21.3%	3.6%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
LVIP SSgA Bond Index Fund—Standard Class	2021	$14,783	1,162	$12.72 to $12.72	(2.0%) to (2.0%)	1.9%
	2020	31,890	2,458	12.97 to 12.97	7.5% to 7.5%	2.2%
	2019	26,992	2,236	12.07 to 12.07	8.2% to 8.2%	2.7%
	2018	25,957	2,328	11.15 to 11.15	(0.3%) to (0.3%)	3.0%
	2017	21,597	1,930	11.19 to 11.19	3.2% to 3.2%	2.5%
LVIP SSgA Developed International 150 Fund—Standard Class	2021	$3,947	216	$18.31 to $18.31	13.2% to 13.2%	4.4%
	2020	3,564	220	16.18 to 16.18	(4.1%) to (4.1%)	2.5%
	2019	5,020	297	16.87 to 16.87	15.4% to 15.4%	4.3%
	2018	4,315	295	14.62 to 14.62	(15.2%) to (15.2%)	3.6%
	2017	4,731	274	17.25 to 17.25	23.6% to 23.6%	5.0%
LVIP SSgA Emerging Markets 100 Fund—Standard Class	2021	$2,855	239	$11.92 to $11.92	8.8% to 8.8%	5.5%
	2020	5,269	481	10.96 to 10.96	2.7% to 2.7%	3.7%
	2019	4,794	449	10.68 to 10.68	7.6% to 7.6%	3.9%
	2018	4,335	437	9.92 to 9.92	(12.3%) to (12.3%)	4.4%
	2017	7,201	636	11.31 to 11.31	23.8% to 23.8%	2.6%
LVIP SSgA Emerging Markets Equity Index Fund—Standard Class	2021	$326	29	$11.16 to $11.16	(3.3%) to (3.3%)	3.8%
	2020	29	3	11.54 to 11.54	15.4% to 15.4%	1.8%
LVIP SSgA International Index Fund—Standard Class	2021	$17,694	916	$19.32 to $19.32	11.1% to 11.1%	2.8%
	2020	31,463	1,809	17.40 to 17.40	7.8% to 7.8%	2.5%
	2019	28,871	1,790	16.13 to 16.13	21.6% to 21.6%	2.7%
	2018	23,048	1,737	13.27 to 13.27	(13.7%) to (13.7%)	2.6%
	2017	22,580	1,469	15.37 to 15.37	24.7% to 24.7%	2.7%
MFS® Global Growth Portfolio—Initial Class	2021	$49	3	$16.24 to $16.24	18.5% to 18.5%	0.1%
	2020	26	2	13.71 to 13.71	37.1% to 37.1%	0.4%
MFS® Global Real Estate Portfolio—Initial Class	2021	$3,477	174	$20.04 to $20.04	30.1% to 30.1%	1.6%
	2020	1,017	66	15.40 to 15.40	1.5% to 1.5%	8.7%
	2019	40	3	15.17 to 15.17	26.9% to 26.9%	3.2%
	2018	44	4	11.96 to 11.96	(3.0%) to (3.0%)	4.8%
	2017	27	2	12.33 to 12.33	13.3% to 13.3%	4.7%
MFS® Global Tactical Allocation Portfolio—Initial Class	2021	$2,529	139	$18.21 to $18.21	2.8% to 2.8%	1.0%
	2020	2,491	141	17.72 to 17.72	6.2% to 6.2%	1.8%
	2019	2,426	145	16.68 to 16.68	14.6% to 14.6%	2.8%
	2018	2,316	159	14.56 to 14.56	(4.5%) to (4.5%)	0.8%
	2017	2,508	165	15.24 to 15.24	10.8% to 10.8%	3.2%
MFS® International Growth Portfolio—Initial Class	2021	$1,261	100	$12.56 to $12.56	9.3% to 9.3%	0.6%
	2020	1,053	92	11.50 to 11.50	15.0% to 15.0%	2.4%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MFS® International Intrinsic Value Portfolio—Initial Class	2021	$30,208	921	$32.81 to $32.81	10.6% to 10.6%	0.3%
	2020	23,304	785	29.67 to 29.67	20.5% to 20.5%	1.0%
	2019	23,660	961	24.62 to 24.62	25.9% to 25.9%	1.8%
	2018	19,758	1,011	19.55 to 19.55	(9.5%) to (9.5%)	1.1%
	2017	22,606	1,047	21.60 to 21.60	27.1% to 27.1%	1.4%
MFS® Investors Trust Series—Initial Class	2021	$149	2	$64.14 to $64.14	26.5% to 26.5%	0.6%
	2020	120	2	50.70 to 50.70	13.6% to 13.6%	0.6%
	2019	107	2	44.64 to 44.64	31.3% to 31.3%	0.7%
	2018	83	2	34.01 to 34.01	(5.7%) to (5.7%)	0.6%
	2017	90	2	36.08 to 36.08	23.0% to 23.0%	0.7%
MFS® Mid Cap Growth Series—Initial Class	2021	$532	32	$16.81 to $16.81	14.1% to 14.1%	0.0%
	2020	130	9	14.73 to 14.73	47.3% to 47.3%	0.0%
MFS® Mid Cap Value Portfolio—Initial Class	2021	$5,285	278	$18.99 to $18.99	31.0% to 31.0%	0.7%
	2020	3,864	267	14.49 to 14.49	3.9% to 3.9%	1.3%
	2019	1,787	128	13.95 to 13.95	31.1% to 31.1%	1.4%
	2018	940	88	10.64 to 10.64	(11.4%) to (11.4%)	0.9%
	2017	1,039	86	12.02 to 12.02	13.7% to 13.7%	1.2%
MFS® New Discovery Series—Initial Class	2021	$7	—	$65.74 to $65.74	1.8% to 1.8%	0.0%
	2020	7	—	64.58 to 64.58	45.9% to 45.9%	0.0%
	2019	6	—	44.27 to 44.27	41.7% to 41.7%	0.0%
	2018	4	—	31.24 to 31.24	(1.5%) to (1.5%)	0.0%
	2017	6	—	31.71 to 31.71	26.7% to 26.7%	0.0%
MFS® New Discovery Value Portfolio—Initial Class	2021	$3,819	273	$14.00 to $14.00	34.1% to 34.1%	0.8%
	2020	2,738	262	10.44 to 10.44	4.4% to 4.4%	0.3%
MFS® Value Series—Initial Class	2021	$82,370	1,760	$35.92 to $46.84	25.1% to 25.5%	1.4%
	2020	67,924	1,820	28.71 to 37.34	3.2% to 3.5%	1.6%
	2019	61,328	1,701	27.81 to 36.08	29.5% to 29.8%	2.1%
	2018	49,718	1,790	21.48 to 27.80	(10.3%) to (10.1%)	1.7%
	2017	39,038	1,263	30.92 to 30.92	17.7% to 17.7%	1.9%
Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I	2021	$840	31	$27.25 to $27.25	(2.0%) to (2.0%)	4.9%
	2020	3,117	112	27.82 to 27.82	5.5% to 5.5%	4.2%
	2019	4,406	167	26.35 to 26.35	14.3% to 14.3%	6.5%
	2018	5,147	223	23.07 to 23.07	(6.9%) to (6.9%)	5.0%
	2017	6,147	248	24.79 to 24.79	9.7% to 9.7%	5.6%
Morgan Stanley VIF Global Infrastructure Portfolio—Class I	2021	$428	25	$16.93 to $16.93	14.3% to 14.3%	2.5%
	2020	342	23	14.82 to 14.82	(1.2%) to (1.2%)	1.6%
	2019	341	23	14.99 to 14.99	28.3% to 28.3%	2.7%
	2018	261	22	11.68 to 11.68	(7.9%) to (7.9%)	3.0%
	2017	284	22	12.68 to 12.68	13.0% to 13.0%	1.2%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	2021	$1,471	33	$44.27 to $52.28	39.5% to 39.8%	2.0%
	2020	4,181	132	31.67 to 37.49	(17.1%) to (16.9%)	2.9%
	2019	5,506	144	38.08 to 45.20	18.6% to 18.9%	1.9%
	2018	4,752	148	32.02 to 38.10	(7.9%) to (7.7%)	2.7%
	2017	4,927	142	34.70 to 41.39	2.9% to 3.1%	1.0%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I	2021	$72	4	$16.53 to $16.53	32.8% to 32.8%	0.6%
	2020	55	4	12.45 to 12.45	(2.6%) to (2.6%)	1.0%
	2019	89	7	12.78 to 12.78	16.7% to 16.7%	0.7%
	2018	75	7	10.95 to 10.95	(15.3%) to (15.3%)	0.7%
	2017	86	7	12.92 to 12.92	16.7% to 16.7%	1.4%
Neuberger Berman AMT Sustainable Equity Portfolio—Class I	2021	$309	19	$16.15 to $16.15	23.5% to 23.5%	0.4%
	2020	260	20	13.08 to 13.08	19.6% to 19.6%	0.5%
	2019	705	64	10.94 to 10.94	9.4% to 9.4%	0.6%
PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	2021	$2,097	176	$11.89 to $11.89	(2.4%) to (2.4%)	4.7%
	2020	3,208	263	12.19 to 12.19	6.9% to 6.9%	4.7%
	2019	2,356	207	11.40 to 11.40	15.0% to 15.0%	4.5%
	2018	1,979	200	9.92 to 9.92	(4.6%) to (4.6%)	4.0%
	2017	23	2	10.40 to 10.40	4.0% to 4.0%	3.2%
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	2021	$4,499	284	$15.83 to $15.83	(4.2%) to (4.2%)	5.0%
	2020	6,908	418	16.52 to 16.52	10.1% to 10.1%	2.5%
	2019	6,576	439	15.00 to 15.00	6.1% to 6.1%	2.4%
	2018	6,148	435	14.13 to 14.13	(4.2%) to (4.2%)	6.7%
	2017	11,419	774	14.75 to 14.75	8.6% to 8.6%	2.0%
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class	2021	$22	2	$10.59 to $10.59	(4.0%) to (4.0%)	4.9%
	2020	9	1	11.04 to 11.04	10.4% to 10.4%	1.6%
PIMCO VIT High Yield Portfolio—Administrative Class	2021	$1,857	91	$20.40 to $20.40	3.6% to 3.6%	4.5%
	2020	2,571	131	19.69 to 19.69	5.7% to 5.7%	4.9%
	2019	2,682	144	18.62 to 18.62	14.7% to 14.7%	5.0%
	2018	2,767	171	16.23 to 16.23	(2.7%) to (2.7%)	5.1%
	2017	3,064	184	16.67 to 16.67	6.6% to 6.6%	4.8%
PIMCO VIT High Yield Portfolio—Institutional Class	2021	$37	3	$10.98 to $10.98	3.8% to 3.8%	4.6%
	2020	8	1	10.58 to 10.58	5.8% to 5.8%	3.9%
PIMCO VIT Income Portfolio—Institutional Class	2021	$55	5	$10.90 to $10.90	2.1% to 2.1%	2.9%
	2020	22	2	10.67 to 10.67	6.7% to 6.7%	1.1%
PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)—Institutional Class	2021	$61	6	$10.38 to $10.38	(1.8%) to (1.8%)	1.9%
	2020	9	1	10.57 to 10.57	5.7% to 5.7%	0.1%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class	2021	$19,266	670	$28.77 to $28.77	(4.8%) to (4.8%)	1.6%
	2020	20,579	681	30.21 to 30.21	17.4% to 17.4%	1.5%
	2019	899	35	25.74 to 25.74	13.3% to 13.3%	2.0%
	2018	810	36	22.71 to 22.71	(2.4%) to (2.4%)	2.4%
	2017	951	41	23.26 to 23.26	9.0% to 9.0%	2.2%
PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class	2021	$19	2	$11.10 to $11.10	(4.6%) to (4.6%)	1.6%
	2020	3	—	11.64 to 11.64	16.4% to 16.4%	0.7%
PIMCO VIT Low Duration Portfolio—Administrative Class	2021	$12,397	779	$15.92 to $15.92	(0.9%) to (0.9%)	0.5%
	2020	12,280	765	16.07 to 16.07	3.0% to 3.0%	1.1%
	2019	7,143	458	15.60 to 15.60	4.0% to 4.0%	2.8%
	2018	7,979	532	14.99 to 14.99	0.3% to 0.3%	1.9%
	2017	8,073	540	14.94 to 14.94	1.3% to 1.3%	1.4%
PIMCO VIT Low Duration Portfolio—Institutional Class	2021	$39	4	$10.23 to $10.23	(0.8%) to (0.8%)	0.7%
	2020	82	8	10.31 to 10.31	3.1% to 3.1%	0.8%
PIMCO VIT Real Return Portfolio—Administrative Class	2021	$11,315	544	$20.70 to $20.70	5.6% to 5.6%	4.9%
	2020	11,259	572	19.61 to 19.61	11.7% to 11.7%	1.4%
	2019	12,897	733	17.55 to 17.55	8.4% to 8.4%	1.6%
	2018	12,277	756	16.18 to 16.18	(2.2%) to (2.2%)	2.5%
	2017	12,094	729	16.55 to 16.55	3.7% to 3.7%	2.4%
PIMCO VIT Real Return Portfolio—Institutional Class	2021	$41	4	$11.76 to $11.76	5.7% to 5.7%	4.6%
	2020	15	1	11.13 to 11.13	11.3% to 11.3%	1.0%
PIMCO VIT Total Return Portfolio—Administrative Class	2021	$26,216	1,169	$22.48 to $22.48	(1.3%) to (1.3%)	1.8%
	2020	42,071	1,850	22.77 to 22.77	8.6% to 8.6%	2.1%
	2019	38,635	1,846	20.96 to 20.96	8.4% to 8.4%	3.0%
	2018	33,258	1,722	19.34 to 19.34	(0.5%) to (0.5%)	2.5%
	2017	31,998	1,648	19.44 to 19.44	4.9% to 4.9%	2.0%
PIMCO VIT Total Return Portfolio—Institutional Class	2021	$166	16	$10.73 to $10.73	(1.1%) to (1.1%)	1.9%
	2020	41	4	10.85 to 10.85	8.5% to 8.5%	1.5%
Schwab® S&P 500 Index Portfolio	2021	$319	28	$11.48 to $11.48	14.8% to 14.8%	0.5%
T. Rowe Price All-Cap Opportunities Portfolio	2021	$6,678	77	$86.65 to $86.65	20.8% to 20.8%	0.0%
	2020	6,921	96	71.74 to 71.74	44.4% to 44.4%	0.0%
	2019	11,514	232	49.69 to 49.69	34.9% to 34.9%	0.4%
	2018	10,798	293	36.82 to 36.82	1.2% to 1.2%	0.2%
	2017	11,837	325	36.40 to 36.40	34.4% to 34.4%	0.1%
T. Rowe Price Blue Chip Growth Portfolio	2021	$116,247	1,444	$80.51 to $80.51	17.6% to 17.6%	0.0%
	2020	114,286	1,670	68.45 to 68.45	34.3% to 34.3%	0.0%
	2019	70,548	1,384	50.97 to 50.97	29.9% to 29.9%	0.0%
	2018	55,474	1,414	39.24 to 39.24	1.9% to 1.9%	0.0%
	2017	48,604	1,262	38.51 to 38.51	36.2% to 36.2%	0.0%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
T. Rowe Price Equity Index 500 Portfolio	2021	$2,116	42	$47.17 to $52.56	27.9% to 28.2%	1.0%
	2020	1,877	47	36.88 to 41.00	17.7% to 18.0%	1.6%
	2019	1,990	59	31.33 to 34.74	30.7% to 31.0%	1.8%
	2018	1,331	52	23.97 to 26.51	(5.1%) to (4.8%)	1.7%
	2017	1,072	38	27.85 to 27.85	21.3% to 21.3%	1.6%
T. Rowe Price International Stock Portfolio	2021	$3,825	129	$28.88 to $29.87	1.1% to 1.3%	0.6%
	2020	3,532	120	28.57 to 29.48	14.2% to 14.4%	0.5%
	2019	3,709	144	25.03 to 25.76	27.5% to 27.8%	1.8%
	2018	5,214	260	19.64 to 20.16	(14.4%) to (14.2%)	1.4%
	2017	5,818	249	22.95 to 23.50	27.6% to 27.9%	1.1%
T. Rowe Price Limited-Term Bond Portfolio	2021	$1,154	76	$15.20 to $15.42	(0.1%) to 0.1%	1.4%
	2020	1,946	128	15.18 to 15.44	4.4% to 4.7%	2.2%
	2019	6,112	421	14.50 to 14.78	4.1% to 4.4%	2.3%
	2018	1,816	131	13.89 to 13.89	1.2% to 1.2%	2.0%
	2017	1,562	114	13.73 to 13.73	1.1% to 1.1%	1.5%
T. Rowe Price Moderate Allocation Portfolio	2021	$2,755	73	$37.58 to $37.58	10.1% to 10.1%	0.9%
	2020	3,954	116	34.15 to 34.15	14.5% to 14.5%	1.3%
	2019	4,712	158	29.81 to 29.81	19.8% to 19.8%	2.0%
	2018	4,310	173	24.88 to 24.88	(5.1%) to (5.1%)	1.8%
	2017	4,415	168	26.21 to 26.21	17.4% to 17.4%	1.4%
Thrivent Aggressive Allocation Portfolio	2021	$4	—	$13.96 to $13.96	20.2% to 20.2%	0.5%
Thrivent Diversified Income Plus Portfolio	2021	$52	5	$11.44 to $11.44	6.9% to 6.9%	2.5%
	2020	19	2	10.70 to 10.70	7.0% to 7.0%	0.5%
Thrivent Global Stock Portfolio	2021	$4	—	$13.77 to $13.77	20.7% to 20.7%	0.0%
Thrivent Large Cap Growth Portfolio	2021	$77	4	$17.68 to $17.68	23.0% to 23.0%	0.2%
	2020	—	—	14.37 to 14.37	43.7% to 43.7%	0.0%
Thrivent Mid Cap Index Portfolio	2021	$1,805	128	$14.10 to $14.10	24.5% to 24.5%	1.0%
	2020	1	—	11.33 to 11.33	13.3% to 13.3%	0.0%
Thrivent Mid Cap Stock Portfolio	2021	$27	2	$15.63 to $15.63	28.8% to 28.8%	0.2%
Thrivent Small Cap Index Portfolio	2021	$40,960	2,657	$15.42 to $15.42	26.5% to 26.5%	0.8%
	2020	33,038	2,711	12.19 to 12.19	11.1% to 11.1%	1.2%
	2019	26,201	2,389	10.97 to 10.97	22.5% to 22.5%	1.1%
	2018	403	45	8.96 to 8.96	(10.4%) to (10.4%)	0.0%
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	2021	$231	8	$30.75 to $30.75	19.3% to 19.3%	0.6%
	2020	197	8	25.77 to 25.77	12.7% to 12.7%	1.2%
	2019	204	9	22.87 to 22.87	24.4% to 24.4%	1.1%
	2018	217	12	18.39 to 18.39	(9.9%) to (9.9%)	1.0%
	2017	165	8	20.41 to 20.41	20.4% to 20.4%	1.4%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
TOPS® Balanced ETF Portfolio—Class 2 Shares	2021	$236	12	$19.64 to $19.64	9.6% to 9.6%	0.8%
	2020	251	14	17.91 to 17.91	8.4% to 8.4%	1.3%
	2019	335	20	16.53 to 16.53	15.9% to 15.9%	1.8%
	2018	592	42	14.26 to 14.26	(5.6%) to (5.6%)	1.2%
	2017	1,028	68	15.11 to 15.11	10.9% to 10.9%	1.1%
TOPS® Conservative ETF Portfolio—Class 2 Shares	2021	$170	10	$16.39 to $16.39	6.4% to 6.4%	0.8%
	2020	171	11	15.40 to 15.40	7.0% to 7.0%	1.7%
	2019	174	12	14.39 to 14.39	11.7% to 11.7%	1.6%
	2018	191	15	12.88 to 12.88	(2.7%) to (2.7%)	1.1%
	2017	252	19	13.23 to 13.23	6.8% to 6.8%	0.7%
TOPS® Growth ETF Portfolio—Class 2 Shares	2021	$96	4	$27.18 to $27.18	16.5% to 16.5%	0.8%
	2020	85	4	23.33 to 23.33	11.7% to 11.7%	1.4%
	2019	191	9	20.89 to 20.89	22.1% to 22.1%	1.1%
	2018	308	18	17.12 to 17.12	(8.8%) to (8.8%)	1.3%
	2017	279	15	18.76 to 18.76	17.9% to 17.9%	1.2%
TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares	2021	$—	—	$—	—	—
	2020	—	—	15.57 to 15.57	5.9% to 5.9%	0.0%
	2019	73	5	14.71 to 14.71	14.6% to 14.6%	1.2%
	2018	184	14	12.84 to 12.84	(6.0%) to (6.0%)	1.9%
	2017	185	14	13.66 to 13.66	10.6% to 10.6%	1.7%
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	2021	$36	2	$18.34 to $18.34	12.6% to 12.6%	1.1%
	2020	34	2	16.29 to 16.29	5.2% to 5.2%	2.1%
	2019	39	3	15.48 to 15.48	17.1% to 17.1%	1.1%
	2018	122	9	13.22 to 13.22	(8.7%) to (8.7%)	1.7%
	2017	102	7	14.49 to 14.49	17.7% to 17.7%	1.7%
TOPS® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares	2021	$36	2	$18.27 to $18.27	11.1% to 11.1%	1.1%
	2020	36	2	16.45 to 16.45	5.9% to 5.9%	2.3%
	2019	82	5	15.53 to 15.53	16.3% to 16.3%	1.6%
	2018	142	11	13.35 to 13.35	(7.2%) to (7.2%)	1.8%
	2017	153	11	14.39 to 14.39	13.8% to 13.8%	1.7%
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares	2021	$266	11	$23.27 to $23.27	12.8% to 12.8%	1.1%
	2020	253	12	20.62 to 20.62	10.6% to 10.6%	1.4%
	2019	432	23	18.65 to 18.65	18.9% to 18.9%	1.5%
	2018	994	63	15.68 to 15.68	(6.9%) to (6.9%)	1.3%
	2017	897	53	16.84 to 16.84	14.1% to 14.1%	1.3%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
VanEck VIP Emerging Markets Bond Fund—Initial Class Shares	2021	$396	27	$14.54 to $14.54	(4.1%) to (4.1%)	5.1%
	2020	422	28	15.15 to 15.15	8.9% to 8.9%	7.3%
	2019	400	29	13.91 to 13.91	12.6% to 12.6%	0.3%
	2018	364	29	12.35 to 12.35	(6.1%) to (6.1%)	7.8%
	2017	1,424	108	13.16 to 13.16	12.2% to 12.2%	2.2%
Victory RS Small Cap Growth Equity VIP Series—Class I Shares	2021	$3,061	206	$14.83 to $14.83	(10.4%) to (10.4%)	0.0%
	2020	1,442	87	16.56 to 16.56	38.1% to 38.1%	0.0%
	2019	204	17	11.99 to 11.99	38.8% to 38.8%	0.0%
	2018	15	2	8.64 to 8.64	(13.6%) to (13.6%)	0.0%
Voya High Yield Portfolio—Class I	2021	$13	1	$11.14 to $11.14	5.3% to 5.3%	5.0%
	2020	5	—	10.59 to 10.59	5.9% to 5.9%	3.2%
Voya Index Solution 2030 Portfolio—Class Z	2021	$42	3	$14.16 to $14.16	12.6% to 12.6%	2.4%
	2020	11	1	12.57 to 12.57	25.7% to 25.7%	0.0%
Voya Index Solution 2040 Portfolio—Class Z	2021	$71	5	$15.50 to $15.50	16.9% to 16.9%	2.1%
	2020	13	1	13.26 to 13.26	32.6% to 32.6%	0.0%
Voya Index Solution 2050 Portfolio—Class Z	2021	$4	—	$15.89 to $15.89	18.1% to 18.1%	1.7%
	2020	—	—	13.45 to 13.45	34.5% to 34.5%	0.0%
Voya Limited Maturity Bond Portfolio—Class I	2021	$3,124	302	$10.34 to $10.34	0.1% to 0.1%	1.6%
	2020	2,437	236	10.33 to 10.33	3.3% to 3.3%	0.5%
Voya MidCap Opportunities Portfolio—Class I	2021	$32	2	$18.84 to $18.84	12.1% to 12.1%	0.0%
	2020	25	2	16.81 to 16.81	41.1% to 41.1%	0.1%
	2019	14	1	11.91 to 11.91	29.3% to 29.3%	0.3%
Voya RussellTM Mid Cap Index Portfolio—Class I	2021	$22,906	670	$33.37 to $34.19	21.9% to 22.2%	0.9%
	2020	18,525	662	27.38 to 27.98	16.4% to 16.7%	1.5%
	2019	21,996	917	23.53 to 23.98	29.6% to 29.9%	1.5%
	2018	17,725	960	18.15 to 18.46	(9.5%) to (9.3%)	1.3%
	2017	16,710	821	20.35 to 20.35	18.0% to 18.0%	1.3%
Voya Small Company Portfolio—Class I	2021	$2,880	150	$19.20 to $19.20	14.8% to 14.8%	0.1%
	2020	2,540	152	16.73 to 16.73	12.3% to 12.3%	0.6%
	2019	1,743	117	14.90 to 14.90	26.2% to 26.2%	0.4%
	2018	2,449	207	11.81 to 11.81	(15.8%) to (15.8%)	0.5%
	2017	2,731	195	14.03 to 14.03	11.3% to 11.3%	0.3%
VY® JPMorgan Mid Cap Value Portfolio—Class I	2021	$145	11	$13.08 to $13.08	29.8% to 29.8%	1.2%
	2020	82	8	10.08 to 10.08	0.8% to 0.8%	1.9%
VY® JPMorgan Small Cap Core Equity Portfolio—Class I	2021	$2,947	213	$13.83 to $13.83	18.7% to 18.7%	0.4%
	2020	2,435	209	11.65 to 11.65	16.5% to 16.5%	0.0%
VY® Morgan Stanley Global Franchise Portfolio—Class R6	2021	$121	8	$14.81 to $14.81	22.0% to 22.0%	0.9%
	2020	4	—	12.14 to 12.14	21.4% to 21.4%	0.0%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
VY® T. Rowe Price Capital Appreciation Portfolio—Class I	2021	$542	37	$14.81 to $14.81	18.7% to 18.7%	0.9%
	2020	631	51	12.48 to 12.48	24.8% to 24.8%	1.4%
Western Asset Core Plus VIT Portfolio—Class I	2021	$3,673	342	$10.75 to $10.75	(2.0%) to (2.0%)	2.8%
	2020	666	61	10.97 to 10.97	9.7% to 9.7%	2.3%
Not all investment options are available under all policies.
Charges and fees levied by NYLIAC are disclosed in Note 3.
Expenses as a percent of net assets are 0.10% to 0.90%, excluding expenses of the underlying Funds, premium loads, sales expenses, monthly contract charges and surrender charges.
________________

(1)     Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.
(2)     These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of New York Life Insurance and Annuity Corporation and the Policyowners of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I indicated in the table below as of December 31, 2021, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

MainStay VP Bond—Initial Class (1)	DFA VA U.S. Targeted Value Portfolio (1)	MFS® Mid Cap Growth Series—Initial Class (2)
MainStay VP Candriam Emerging Markets Equity—Initial Class (1)	DFA VIT Inflation-Protected Securities Portfolio (1)	MFS® Mid Cap Value Portfolio—Initial Class (1)
MainStay VP Epoch U.S. Equity Yield—Initial Class (1)	DWS Alternative Asset Allocation VIP—Class A (1)	MFS® New Discovery Series—Initial Class (1)
MainStay VP Fidelity Institutional AM® Utilities—Initial Class (1)	DWS Global Small Cap VIP— Class A (1)	MFS® New Discovery Value Portfolio—Initial Class (1)
MainStay VP Floating Rate—Initial Class (1)	DWS Small Cap Index VIP— Class A (1)	MFS® Value Series—Initial Class (1)
MainStay VP Income Builder—Initial Class (1)	DWS Small Mid Cap Value VIP—Class A (1)	Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I (1)
MainStay VP IQ Hedge Multi-Strategy—Initial Class (1)	Fidelity® VIP Balanced Portfolio—Initial Class (2)	Morgan Stanley VIF Global Infrastructure Portfolio—Class I (1)
MainStay VP Janus Henderson Balanced—Initial Class (1)	Fidelity® VIP Bond Index Portfolio—Initial Class (1)	Morgan Stanley VIF U.S. Real Estate Portfolio—Class I (1)
MainStay VP MacKay Convertible—Initial Class (1)	Fidelity® VIP ContrafundSM Portfolio—Initial Class (1)	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I (1)
MainStay VP MacKay Government—Initial Class (1)	Fidelity® VIP Emerging Markets Portfolio—Initial Class (1)	Neuberger Berman AMT Sustainable Equity Portfolio—Class I (1)
MainStay VP MacKay High Yield Corporate Bond—Initial Class (1)	Fidelity® VIP Equity-Income PortfolioSM—Initial Class (1)	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class (1)
MainStay VP MacKay International Equity—Initial Class (1)	Fidelity® VIP Extended Market Index Portfolio—Initial Class (1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class (1)
MainStay VP MacKay S&P 500 Index—Initial Class (1)	Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class (1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class (1)
MainStay VP Natural Resources—Initial Class (1)	Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class (1)	PIMCO VIT High Yield Portfolio—Administrative Class (1)
MainStay VP Small Cap Growth—Initial Class (1)	Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class (1)	PIMCO VIT High Yield Portfolio—Institutional Class (1)

Report of Independent Registered Public Accounting Firm (Continued)

MainStay VP T. Rowe Price Equity Income—Initial Class (1)	Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class (1)	PIMCO VIT Income Portfolio—Institutional Class (1)
MainStay VP U.S. Government Money Market—Initial Class (1)	Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class (1)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class (1)
MainStay VP Wellington Growth—Initial Class (1)	Fidelity® VIP Government Money Market Portfolio—Initial Class (1)	PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class (1)
MainStay VP Wellington Mid Cap—Initial Class (1)	Fidelity® VIP Growth Opportunities Portfolio—Initial Class (1)	PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class (1)
MainStay VP Wellington Small Cap—Initial Class (1)	Fidelity® VIP Growth Portfolio—Initial Class (1)	PIMCO VIT Low Duration Portfolio—Administrative Class (1)
MainStay VP Wellington U.S. Equity—Initial Class (1)	Fidelity® VIP Health Care Portfolio—Initial Class (1)	PIMCO VIT Low Duration Portfolio—Institutional Class (1)
MainStay VP Winslow Large Cap Growth—Initial Class (1)	Fidelity® VIP Index 500 Portfolio—Initial Class (1)	PIMCO VIT Real Return Portfolio—Administrative Class (1)
AB VPS Growth and Income Portfolio—Class A (2)	Fidelity® VIP International Capital Appreciation Portfolio—Initial Class (1)	PIMCO VIT Real Return Portfolio—Institutional Class (1)
AB VPS International Value Portfolio—Class A (1)	Fidelity® VIP International Index Portfolio—Initial Class (1)	PIMCO VIT Total Return Portfolio—Administrative Class (1)
AB VPS Large Cap Growth Portfolio—Class A (2)	Fidelity® VIP Investment Grade Bond Portfolio—Initial Class (1)	PIMCO VIT Total Return Portfolio—Institutional Class (1)
AB VPS Small Cap Growth Portfolio—Class A (1)	Fidelity® VIP Mid Cap Portfolio—Initial Class (1)	Schwab® S&P 500 Index Portfolio (3)
AB VPS Small/Mid Cap Value Portfolio—Class A (1)	Fidelity® VIP Overseas Portfolio—Initial Class (1)	T. Rowe Price All-Cap Opportunities Portfolio (1)
Alger Weatherbie Specialized Growth Portfolio—Class I-2 Shares (1)	Fidelity® VIP Real Estate Portfolio—Initial Class (1)	T. Rowe Price Blue Chip Growth Portfolio (1)
American Century Investments® VP Inflation Protection Fund—Class I (1)	Fidelity® VIP Strategic Income Portfolio—Initial Class (1)	T. Rowe Price Equity Index 500 Portfolio (1)
American Century Investments® VP Inflation Protection Fund—Class II (1)	Fidelity® VIP Technology Portfolio—Initial Class (1)	T. Rowe Price International Stock Portfolio (1)
American Century Investments® VP Mid Cap Value Fund—Class I (1)	Fidelity® VIP Total Market Index Portfolio—Initial Class (1)	T. Rowe Price Limited-Term Bond Portfolio (1)
American Century Investments® VP Mid Cap Value Fund—Class II (1)	Fidelity® VIP Value Portfolio—Initial Class (1)	T. Rowe Price Moderate Allocation Portfolio (1)
American Century Investments® VP Value Fund—Class I (1)	Fidelity® VIP Value Strategies Portfolio—Service Class 2 (1)	Thrivent Aggressive Allocation Portfolio (1)
American Century Investments® VP Value Fund—Class II (1)	Invesco V.I. Capital Appreciation Fund—Series I Shares (1)	Thrivent Diversified Income Plus Portfolio (1)
American Funds IS Asset Allocation Fund—Class 1 (1)	Invesco V.I. Core Bond Fund—Series I Shares (1)	Thrivent Global Stock Portfolio (1)
American Funds IS Capital World Bond Fund®—Class 1 (1)	Invesco V.I. Core Plus Bond Fund—Series I Shares (1)	Thrivent Large Cap Growth Portfolio (2)

Report of Independent Registered Public Accounting Firm (Continued)

American Funds IS Global Balanced Fund—Class 1 (2)	Invesco V.I. Global Real Estate Fund—Series I Shares (1)	Thrivent Mid Cap Index Portfolio (1)
American Funds IS Global Growth Fund—Class 1 (1)	Invesco V.I. International Growth Fund—Series I Shares (1)	Thrivent Mid Cap Stock Portfolio (1)
American Funds IS Global Small Capitalization Fund—Class 1 (1)	Invesco V.I. Main Street Mid Cap Fund®—Series I Shares (1)	Thrivent Small Cap Index Portfolio (1)
American Funds IS Growth Fund—Class 1 (1)	Janus Henderson Enterprise Portfolio—Institutional Shares (1)	TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares (1)
American Funds IS Growth-Income Fund—Class 1 (1)	Janus Henderson Flexible Bond Portfolio—Institutional Shares (1)	TOPS® Balanced ETF Portfolio—Class 2 Shares (1)
American Funds IS International Fund—Class 1 (1)	Janus Henderson Forty Portfolio—Institutional Shares (1)	TOPS® Conservative ETF Portfolio—Class 2 Shares (1)
American Funds IS New World Fund®—Class 1 (1)	Janus Henderson Global Research Portfolio—Institutional Shares (1)	TOPS® Growth ETF Portfolio—Class 2 Shares (1)
American Funds IS Washington Mutual Investors Fund—Class 1 (1)	Lazard Retirement International Equity Portfolio—Service Shares (1)	TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares (1)
BlackRock® Global Allocation V.I. Fund—Class I (1)	Lord Abbett Series Fund Developing Growth Portfolio—Class VC (1)	TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares (1)
BlackRock ® High Yield V.I. Fund—Class I (1)	Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC (1)	TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares (1)
BNY Mellon IP Technology Growth Portfolio—Initial Shares (1)	LVIP Baron Growth Opportunities Fund—Service Class (1)	TOPS® Moderate Growth ETF Portfolio—Class 2 Shares (1)
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares (1)	LVIP Baron Growth Opportunities Fund—Standard Class (1)	VanEck VIP Emerging Markets Bond Fund—Initial Class Shares (1)
ClearBridge Variable Appreciation Portfolio—Class I (1)	LVIP Delaware Limited-Term Diversified Income Fund—Standard Class (3)	Victory RS Small Cap Growth Equity VIP Series—Class I Shares (1)
ClearBridge Variable Large Cap Growth Portfolio—Class I (1)	LVIP Delaware Value Fund—Standard Class (1)	Voya High Yield Portfolio—Class I (1)
ClearBridge Variable Small Cap Growth Portfolio—Class I (1)	LVIP Mondrian International Value Fund—Standard Class (1)	Voya Index Solution 2030 Portfolio—Class Z (2)
Columbia Variable Portfolio—Disciplined Core Fund—Class 1 (1)	LVIP SSgA Bond Index Fund—Standard Class (1)	Voya Index Solution 2040 Portfolio—Class Z (2)
Columbia Variable Portfolio—Emerging Markets Bond Fund— Class 1 (1)	LVIP SSgA Developed International 150 Fund—Standard Class (1)	Voya Index Solution 2050 Portfolio—Class Z (2)
Columbia Variable Portfolio—Strategic Income Fund—Class 1 (1)	LVIP SSgA Emerging Markets 100 Fund—Standard Class (1)	Voya Limited Maturity Bond Portfolio—Class I (1)
Davis Value Portfolio (1)	LVIP SSgA Emerging Markets Equity Index Fund—Standard Class (1)	Voya MidCap Opportunities Portfolio—Class I (1)
Delaware VIP® Emerging Markets Series—Standard Class (1)	LVIP SSgA International Index Fund—Standard Class (1)	Voya Russell™ Mid Cap Index Portfolio—Class I (1)
Delaware VIP® International Series—Standard Class (4)	MFS® Global Growth Portfolio—Initial Class (2)	Voya Small Company Portfolio—Class I (1)

Report of Independent Registered Public Accounting Firm (Continued)

Delaware VIP® Small Cap Value Series—Standard Class (1)	MFS ® Global Real Estate Portfolio—Initial Class (1)	VY® JPMorgan Mid Cap Value Portfolio—Class I (1)
DFA VA Global Bond Portfolio (1)	MFS ® Global Tactical Allocation Portfolio—Initial Class (1)	VY® JPMorgan Small Cap Core Equity Portfolio—Class I (1)
DFA VA Global Moderate Allocation Portfolio (1)	MFS ® International Growth Portfolio—Initial Class (1)	VY® Morgan Stanley Global Franchise Portfolio—Class R6 (2)
DFA VA International Small Portfolio (1)	MFS ® International Intrinsic Value Portfolio—Initial Class (1)	VY® T. Rowe Price Capital Appreciation Portfolio—Class I (2)
DFA VA International Value Portfolio (1)	MFS ® Investors Trust Series—Initial Class (1)	Western Asset Core Plus VIT Portfolio—Class I (1)
DFA VA U.S. Large Value Portfolio (1)

(1) Statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the years ended December 31, 2021 and 2020
(2) Statement of operations for the year ended December 31, 2021, and statement of changes in net assets for the year ended December 31, 2021 and the period May 1, 2020 (commencement of operations) through December 31, 2020

(3) Statement of operations and statement of changes in net assets for the period May 1, 2021 (commencement of operations) through December 31, 2021
(4) Statement of operations for the year ended December 31, 2021, and statement of changes in net assets for the year ended December 31, 2021 and the period December 11, 2020 (commencement of operations) through December 31, 2020

Basis for Opinions

These financial statements are the responsibility of the New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on the financial statements of each of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

Report of Independent Registered Public Accounting Firm (Continued)

/s/ PricewaterhouseCoopers LLP
New York, New York
April 5, 2022

We have served as the auditor of one or more of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I since 1998.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of
New York Life Insurance Company)

FINANCIAL STATEMENTS
AND SUPPLEMENTAL SCHEDULES
(STATUTORY BASIS)

December 31, 2021, 2020 and 2019

Report of Independent Auditors

To the Board of Directors of New York Life Insurance and Annuity Corporation:

Opinions

We have audited the accompanying statutory financial statements of New York Life Insurance and Annuity Corporation (the “Company”), which comprise the statutory statements of financial position as of December 31, 2021 and 2020, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2021 and December 31, 2020, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Delaware State Insurance Department described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for the years then ended.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware State Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

Emphasis of Matter

As disclosed in Note 11 to the financial statements, the Company has entered into significant related party transactions with New York Life Insurance Company and its affiliates. Our opinion is not modified with respect to this matter.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017-6204

T: (646) 471 3000, www.pwc.com/us

1

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware State Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

New York, New York

March 10, 2022

2

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2021	2020
	(in millions)
Assets
Bonds	$90,767	$89,887
Common and preferred stocks	1,635	1,294
Mortgage loans	14,315	14,955
Policy loans	857	890
Other invested assets	3,237	2,460
Cash, cash equivalents and short-term investments	1,763	2,799
Derivatives	581	515
Total cash and invested assets	113,155	112,800
Investment income due and accrued	715	731
Interest in annuity contracts	9,875	9,537
Other assets	902	496
Separate accounts assets	58,484	50,961
Total assets	$183,131	$174,525
Liabilities, capital and surplus
Liabilities:
Policy reserves	$99,972	$99,955
Deposit funds	1,482	1,524
Policy claims	1,062	326
Separate accounts transfers due and accrued	(1,219)	(1,037)
Obligations under structured settlement agreements	9,875	9,537
Amounts payable under security lending agreements	675	675
Other liabilities	1,194	1,404
Interest maintenance reserve	12	130
Asset valuation reserve	1,874	1,603
Separate accounts liabilities	58,470	50,960
Total liabilities	173,397	165,077
Capital and Surplus:
Capital stock - par value $10,000 (20,000 shares authorized, 2,500 issued and outstanding)	25	25
Gross paid in and contributed surplus	4,458	4,458
Unassigned surplus	5,251	4,965
Total capital and surplus	9,734	9,448
Total liabilities, capital and surplus	$183,131	$174,525
See accompanying notes to financial statements.

3

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2021	2020	2019
	(in millions)
Income
Premiums	$14,012	$12,657	$13,344
Net investment income	4,261	4,140	4,300
Other income	1,073	977	969
Total income	19,346	17,774	18,613
Benefits and expenses
Benefit payments:
Death benefits	2,343	929	745
Annuity benefits	3,430	3,247	3,145
Surrender benefits	9,054	8,126	8,494
Other benefits	87	115	91
Total benefit payments	14,914	12,417	12,475
Additions to policy reserves	418	2,803	3,075
Net transfers to separate accounts	1,909	710	698
Operating expenses	1,432	1,382	1,487
Total benefits and expenses	18,673	17,312	17,735
Gain from operations before federal and foreign income taxes	673	462	878
Federal and foreign income taxes	187	102	227
Net gain from operations	486	360	651
Net realized capital losses, after taxes and transfers to interest maintenance reserve	(157)	(177)	(20)
Net income	$329	$183	$631
See accompanying notes to financial statements.

4

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2021	2020	2019
	(in millions)
Capital and surplus, beginning of year	$9,448	$9,355	$8,586
Net increase/(decrease) due to:
Net income	329	183	631
Change in net unrealized capital gains on investments	589	206	386
Change in nonadmitted assets	(7)	2	(93)
Change in asset valuation reserve	(271)	(43)	(348)
Change in reserve valuation basis	536	(16)	—
Change in net deferred income tax	106	162	109
Dividends to Parent	(942)	(932)	—
Prior period corrections	(77)	—	89
Additional paid in surplus	—	530	—
Other adjustments, net	23	1	(5)
Net increase	286	93	769
Capital and surplus, end of year	$9,734	$9,448	$9,355
See accompanying notes to financial statements.

5

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2021	2020	2019
	(in millions)
Cash flows from operating activities:
Premiums received	$13,623	$12,665	$13,351
Net investment income received	4,237	3,849	4,374
Other	1,080	974	954
Total received	18,940	17,488	18,679
Benefits and other payments	14,154	12,281	12,418
Net transfers to separate accounts	2,020	764	766
Operating expenses	1,356	1,298	1,725
Federal income taxes	285	65	136
Total paid	17,815	14,408	15,045
Net cash from operating activities	1,125	3,080	3,634
Cash flows used in investing activities:
Proceeds from investments sold	8,403	5,035	2,329
Proceeds from investments matured or repaid	12,844	9,733	12,174
Cost of investments acquired	(22,397)	(15,553)	(18,668)
Net change in policy loans	34	17	(17)
Net cash used in investing activities	(1,116)	(768)	(4,182)
Cash flows (used in) from financing and miscellaneous activities:
Dividends to New York Life	(942)	(932)	—
Other miscellaneous uses	(103)	(17)	93
Net cash (used in) from financing and miscellaneous activities	(1,045)	(949)	93
Net increase (decrease) in cash, cash equivalents and short-term investments	(1,036)	1,363	(455)
Cash, cash equivalents and short-term investments, beginning of year	2,799	1,436	1,891
Cash, cash equivalents and short-term investments, end of year	$1,763	$2,799	$1,436
See accompanying notes to financial statements.

6

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS (supplemental)

	Years Ended December 31,
	2021	2020	2019
	(in millions)
Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Bonds to be announced commitments - purchased/sold	$1,535	$10	$133
Exchange/conversion of bonds to bonds	$1,348	$471	$498
Dividend to New York Life paid in bonds	$402	$—	$—
Capitalized interest on bonds and mortgage loans	$119	$125	$132
Low-income housing tax credit future commitments	$80	$4	$2
Depreciation/amortization on fixed assets	$73	$77	$81
Transfer of mortgage loans to other invested assets	$72	$40	$—
Transfer of bond investment to other invested assets	$66	$72	$—
Other invested assets stock distribution	$16	$—	$—
Exchange of bonds to stocks	$3	$19	$7
Contribution from New York Life in bonds	$—	$530	$—
Other	$5	$9	$13
See accompanying notes to financial statements.

7

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
December 31, 2021, 2020 and 2019

NOTE 1 - NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (“the Company”), domiciled in the State of Delaware, is a direct, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its life and annuity business and its investment management activities. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 states of the United States of America and the District of Columbia, primarily through New York Life’s career agency force, with certain products also marketed through independent brokers, brokerage general agents and banks.

NOTE 2 - BASIS OF PRESENTATION

The accompanying financial statements have been prepared using accounting practices prescribed or permitted by the Delaware State Insurance Department (“DSID”) or “statutory accounting practices”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The DSID recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial position and results of operations of an insurance company and for determining its solvency under the Delaware State Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Prior Period Corrections

In 2021, the Company corrected its assumption of the duration in which bank owned life insurance policies paid premiums under the Universal Life Commissioners Reserve Valuation Methodology. As a result, the Company recorded prior period corrections decreasing surplus by $77 million in 2021.

In 2019, the Company evaluated its reserves for the fixed deferred annuity product with guaranteed income benefits dating back to 2014. As a result of the evaluation, the Company reduced its reserves and recorded a prior period correction to increase surplus by $64 million after-tax in 2019.
In 2019, the Company determined it had understated its federal income tax benefits related to income on certain investments in tax exempt municipal bonds. As a result, the Company recorded a prior period correction increasing surplus by $25 million in 2019, reflecting the impact for the years 2014-2018.

8

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.

Bonds

Bonds are stated at amortized cost using the interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for bonds.
Under NAIC SAP, certain Securities Valuation Office ("SVO")-Identfied Investments which include certain SVO approved exchange traded funds ("ETFs") and mutual funds are eligible for classification as bonds as identified in the NAIC’s SVO Purposes and Procedure Manual. SVO-Identified bond ETFs are stated at fair value and reported as bonds.The interest method for loan-backed and structured securities, which are included in bonds, uses current assumptions of projected cash flows. Amortization of premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. Projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality loan-backed and structured securities (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For loan-backed and structured securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (e.g., interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

All acquisitions of securities are recorded in the financial statements on a trade date basis except for the acquisitions of private placement bonds, which are recorded on the funding date.

Preferred Stocks

Redeemable preferred stocks in “good standing” (NAIC designation of 1 to 3) are valued at amortized cost. Redeemable preferred stocks “not in good standing” (NAIC designation of 4 to 6) are valued at the lower of amortized cost or fair value. Perpetual preferred stock and mandatory convertible preferred stock are valued at fair value, not to exceed any currently effective call price. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for preferred stocks.

Common Stocks

Common stocks include the Company’s investments in unaffiliated stocks, which includes investments in shares of SEC registered investment funds as well as regulated foreign open-end investment funds, which are carried at fair value. Unrealized gains and losses are reflected in surplus, net of deferred taxes. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for common stocks.

9

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Other than Temporary Impairments

The cost basis of bonds and equity securities is adjusted for impairments in value that are deemed to be other than temporary. An other-than-temporary loss is recognized in net income when it is anticipated that the amortized cost will not be recovered. Factors considered in evaluating whether a decline in value is other than temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; (3) the financial condition and near-term prospects of the issuer; and (4) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value.

When a bond (other than loan-backed and structured securities), preferred stock or common stock is deemed other-than-temporarily impaired, the difference between the investment's amortized cost and its fair value is recognized as a realized loss and reported in net income if the loss is credit related, or deferred in the interest maintenance reserve ("IMR") if interest related for bonds.

For loan-backed and structured securities, the entire difference between the security’s amortized cost and its fair value is recognized in net income only when the Company (1) has the intent to sell the security or (2) it does not have the intent and ability to hold the security to recovery. If neither of these two conditions exists, a realized loss is recognized in net income for the difference between the amortized cost basis of the security and the net present value of projected future cash flows expected to be collected. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the loan-backed or structured security prior to impairment.

The determination of cash flow estimates in the net present value calculation is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment ("OTTI"), the impaired bond security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted (or amortized) into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts, premiums, deferred origination fees related to points, and specific valuation allowances, and are collateralized. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus when it is probable that based on current information and events, the Company will be unable to collect amounts due under the contractual terms of the loan agreement. Fair value of the collateral is estimated by performing an internal or external current appraisal. If impairment is deemed to be other-than-temporary, which can include a loan modification that qualifies as a troubled debt restructuring (“TDR”), a direct write-down is recognized as a realized loss reported in net income, and a new cost basis for the individual mortgage loan, which is equal to the fair value of the collateral, less costs to obtain and sell, is established. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for mortgage loans.

10

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
The Company accrues interest income on mortgage loans to the extent it is deemed collectible. The Company places loans on non-accrual status, and ceases to recognize interest income when management determines that the collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on mortgage loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income.If a determination is made that the principal will not be collected, the interest payment received is used to reduce the principal balance. If a mortgage loan has any investment income due and accrued that is 90 days past due and collectible, the investment income will continue to accrue but all accrued interest related to the mortgage loan is reported as a nonadmitted asset, until such time that it has been paid or is deemed uncollectible.
Policy Loans

Policy loans are stated at the aggregate balance due. The excess of the unpaid balance of a policy loan that exceeds the cash surrender value is nonadmitted.

Other Invested Assets

Investments in limited partnerships and limited liability companies, including equity investments in affiliated entities organized as limited liability companies, which have admissible audits are carried at the underlying audited equity of the investee. The Company nonadmits the entire investment when an admissible audit is not performed. The financial statements of equity method investees are usually not received in time for the Company to apply the equity method at each reporting period. Therefore, the equity pick-up on these investments has been recorded on a one to three-month lag.
The cost basis of limited partnerships and limited liability companies is adjusted for impairments in value deemed to be other-than-temporary, with the difference between cost and carrying value, which approximates fair value, recognized as a realized loss reported in net income. The new cost basis of an impaired limited partnership or limited liability company is not adjusted for subsequent increases in the underlying audited equity of the investee.

Dividends and distributions from limited partnerships and limited liability companies, other than those deemed a return of capital, are recorded in net investment income. Undistributed earnings are included in unrealized gains and losses and are reflected in surplus, net of deferred taxes.

Low-Income Housing Tax Credit (“LIHTC”) investments, which are included in other invested assets, are recorded at proportional amortized cost and include remaining unfunded commitments. The carrying value of the investment is amortized into income in proportion to the actual and projected future amounts of tax credits and deductible losses. The amortization is recorded through net investment income.

Real estate includes properties that are directly-owned and real estate property investments that are directly and wholly-owned through a limited liability company and meet certain criteria. Real estate held for the production of income is stated at cost less accumulated depreciation and encumbrances. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less encumbrances and estimated costs to sell. If there is an indication that the carrying amount of the real estate may not be recoverable, then it must be tested for impairment. If the carrying amount of a real estate investment exceeds its undiscounted cash flows, an OTTI is recorded as a realized loss in net income, calculated as the difference between the carrying amount of the real estate investment and the fair value of the real estate investment. Depreciation of real estate held for the production of income is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over their estimated useful life, or the remaining estimated life of the real estate.

11

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Derivative Instruments

Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities, other income for hedges of liabilities. Net realized gains and losses are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item and when subject to the IMR, are transferred to the IMR, net of taxes.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, which means any time prior to the first quarterly hedge effectiveness assessment date, by detailing the particular risk, management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument are within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company assesses hedge effectiveness qualitatively on a quarterly basis if (1) the initial quantitative prospective assessment demonstrates that the relationship is expected to be highly effective and (2) at inception, the Company is able to reasonably support an expectation of high effectiveness on a qualitative basis in subsequent periods. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.
The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expired or is sold, terminated, or exercised; (3) it is probable that the forecasted transaction will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.
Derivative instruments that do not qualify or are not designated for hedge accounting are carried at fair value and changes in fair value are recorded in surplus as unrealized gains and losses, net of deferred taxes. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities and other income for hedges of liabilities. Upon termination or maturity the gains or losses on these contracts are recognized in net realized capital gains and losses, net of taxes. Realized gains or losses on terminated or matured derivatives, which are subject to the IMR, are transferred to the IMR, net of taxes.

The Company also uses derivatives as part of replication transactions. Replication transactions refer to derivative transactions entered into in conjunction with other investments in order to reproduce the investment characteristics of otherwise permissible investments. The accounting for derivatives used in replication transactions depends upon how the underlying cash instrument is accounted for, as well as how the replicated asset would be accounted for if acquired directly; alternatively, the Company can elect to carry the derivative at fair value. The Company uses bonds as the referenced cash instrument in its current replication transactions, and therefore, the derivatives are carried at amortized cost. The Company accrues investment income for the replicated synthetic asset throughout the life of the replication transaction. Realized gains or losses at maturity of the replication transaction, which are subject to the IMR, are transferred to the IMR, net of tax.

Cash, Cash Equivalents and Short-term Investments

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments that have original maturities of three months or less at date of purchase and are carried at amortized cost. Cash and cash equivalents also include money market mutual funds which are stated at fair value. Short-term investments consist of securities with remaining maturities of one year or less, but greater than three months at the time of acquisition and are carried at amortized cost, which approximates fair value.

12

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Asset Valuation Reserve ("AVR") and IMR

The AVR is used to stabilize surplus from fluctuations in the fair value of bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are accounted for as direct increases or decreases in surplus. The IMR captures interest related realized gains and losses on sales (net of taxes) of bonds, preferred stocks, mortgage loans, interest related other-than-temporary impairments (net of taxes) and realized gains or losses (net of taxes) on terminated interest rate related derivatives which are amortized into net income over the expected years to maturity of the investments sold or the item being hedged using the grouped method. An interest related other-than-temporary impairment occurs when the Company has the intent to sell an investment at the reporting date, before recovery of the cost of the investment. For loan-backed and structured securities, the non-interest related other-than-temporary impairment is booked to the AVR, and the interest related portion to the IMR.
Loaned Securities and Repurchase Agreements
The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability in amounts payable under security lending agreements. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets sold. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income which is earned over the life of the agreement. The liability for repurchasing the assets is included in other liabilities.

The Company enters into tri-party reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.

Premiums and Related Expenses

Life premiums are recognized as revenue when due. Annuity considerations are recognized as revenue when received. Commissions and other costs associated with acquiring new business are charged to operations as incurred. Amounts received or paid under deposit type contracts without mortality or morbidity risk are not reported as income or benefits but are recorded directly as an adjustment to the liability for deposit funds.
Net Investment Income

Income from investments, including amortization of premium, accrual of discount and similar items, as well as income from prepayment penalties, is recorded within net investment income, unless otherwise stated herein.
13

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Policy Reserves
Policy reserves are based on mortality tables and valuation interest rates, which are consistent with statutory requirements and are designed to be sufficient to provide for contractual benefits. The Company holds reserves greater than those developed under the minimum statutory reserving rules when the valuation actuary determines that the minimum statutory reserves are inadequate. Actual results could differ from these estimates and may result in the establishment of additional reserves. The valuation actuary monitors actual experience and, where circumstances warrant, revises assumptions and the related estimates for policy reserves. Refer to Note 12 - Insurance Liabilities for discussion of reserves in excess of minimum NAIC requirements.
Federal Income Taxes
Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus (except for the net deferred taxes related to investments, which are included in unrealized gains and losses). Net DTAs are admitted to the extent permissible under NAIC SAP. Gross DTAs are reduced by a statutory valuation allowance, if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company is a member of an affiliated group, which files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. This tax allocation agreement provides that the Company computes its share of the consolidated tax provision or benefit, in general, on a separate company basis, and may, where applicable, include the tax benefits of operating or capital losses utilizable in the New York Life's consolidated returns. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated tax return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.
Separate Accounts
The Company has established both non-guaranteed and guaranteed separate accounts with varying investment objectives which are segregated from the Company’s general account and are maintained for the benefit of separate accounts policyholders. Assets held in non-guaranteed separate accounts are stated at market value. Assets held in guaranteed separate accounts are carried at the same basis as the general account up to the value of policyholder reserves and at fair value thereafter.

The liability for separate accounts represents policyholders’ interests in the separate accounts assets, excluding liabilities representing due and accrued transfers to the general account. The liability for non-guaranteed separate accounts represents policyholders’ interests in the separate accounts assets, including accumulated net investment income and realized and unrealized gains and losses on those assets. For the guaranteed separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.
14

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Other Assets and Liabilities
Other assets primarily consist of net DTAs and other receivables.

Other liabilities primarily consist of payable to parent, derivative liabilities, amounts payable for undelivered securities and reinsurance payables.
Nonadmitted Assets
Under statutory accounting practices, certain assets are designated as nonadmitted assets and are not included in the accompanying Statutory Statements of Financial Position since these assets are not permitted by the DSID to be taken into account in determining the Company’s financial condition.

Nonadmitted assets typically include agents’ debit balances, DTAs not realizable within three years, and receivables over ninety days past due. Changes to nonadmitted assets are reported as a direct adjustment to surplus in the accompanying Statutory Statements of Changes in Surplus.
Fair Value of Financial Instruments and Insurance Liabilities
Fair value of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of investments held is reported in Note 6 - Investments. Fair values for derivative instruments are included in Note 7 - Derivative Instruments and Risk Management. Fair values for insurance liabilities are reported in Note 12 - Insurance Liabilities. The aggregate fair value of all financial instruments summarized by type is included in Note 9 - Fair Value Measurements.
Contingencies
Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

At the inception of a guarantee, the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee.
Foreign Currency Transactions
For foreign currency items, income and expenses are translated at the average exchange rate for the period, while assets and liabilities are translated using the spot rate in effect at the date of the statements. Changes in the asset and liability values due to fluctuations in foreign currency exchange rates are recorded as unrealized capital gains and losses in surplus until the asset is sold or exchanged or the liability is settled. Upon settlement, previously recorded unrealized capital gains and losses are reversed, and the foreign exchange gain or loss for the entire holding period is recorded as a realized capital gain or loss in net income.

NOTE 4 - BUSINESS RISKS AND UNCERTAINTIES

The Company is exposed to an array of risks, including, but not limited to, regulatory actions, financial risk, risks associated with its investments and operational risk, including cyber security.

The Company is regulated by the insurance departments of the states and territories where it is licensed to do business. Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any administrative or legislative proposals, at either the federal or state level, will be adopted in the future, or the effect, if any, such proposals would have on the Company.

15

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 4 - BUSINESS RISKS AND UNCERTAINTIES (continued)
The Company's insurance liabilities and assets under management are exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity and certain variable universal life products. Furthermore, the level of sales of the Company’s insurance and investment products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing products.

The Company is exposed to the risks normally associated with an investment portfolio, which include interest rate, liquidity, credit and counterparty risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, maintaining a large percentage of its portfolio in highly liquid securities, engaging in a disciplined process of underwriting, reviewing and monitoring credit risk, and by devoting significant resources to develop and periodically update its risk management policies and procedures.

The Company leverages technology systems and solutions to conduct business and to retain, store, protect, and manage confidential information. The failure of the Company’s technology systems and solutions, or those of a vendor, has the potential to disrupt its operations, result in the loss of customer business, damage the Company’s reputation, and expose the Company to litigation and regulatory action, all of which could adversely impact its profitability.

The disruption caused by the COVID-19 pandemic continues to have a major impact on the global economy, the supply chain and the economies of particular countries and industries. It has also resulted in elevated mortality and morbidity experience for the global population, and could have long-term effects on the Company’s life insurance business. The ultimate extent of the impact of the COVID-19 pandemic will depend on numerous factors, all of which are highly uncertain and cannot be predicted. These factors include the length and severity of the outbreak, including the impact of new variants of the virus and the efficacy of vaccines and therapeutic treatments in combating the virus, the responses to the pandemic taken by governments and private sector businesses, and the impacts on the Company’s customers, employees and vendors. Although the Company has taken certain steps to mitigate some of the adverse impacts resulting from the pandemic, these events could have an adverse effect on the risks described above and the Company’s results of operations and cash flows in any period and, depending on their severity and duration, could also adversely affect the Company’s financial condition.

NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS

Changes in Accounting Principles

Accounting changes adopted to conform to the provisions of NAIC SAP or other state prescribed accounting practices are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is generally reported as an adjustment to unassigned surplus in the period of the change in accounting principle. Generally, the cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

The NAIC adopted revisions to Statement of Statutory Accounting Principles ("SSAP") 32 “Preferred Stock.” The revisions include definitions, measurement and impairment guidance. The revisions require perpetual preferred stock and mandatory convertible preferred stock to be reported at fair value, not to exceed any current effective call price, among other changes. The Company adopted this guidance on January 1, 2021, which increased statutory surplus by $14 million.

16

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS (continued)
On March 27, 2020, President Trump signed into law the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which provides relief from certain requirements under U.S. GAAP. Section 4013 of the CARES Act gives entities temporary relief from the accounting and disclosure requirements for TDRs under U.S. GAAP (ASC 310-40) in certain situations. On April 7, 2020, a group of banking agencies issued an interagency statement, which was reaffirmed by the Financial Accounting Standards Board that also offered some practical expedients for evaluating whether loan modifications that occur in response to COVID-19 pandemic are TDRs. In response to these events, the NAIC adopted a number of accounting Interpretations in 2020, which continued to be effective during part of 2021 to provide similar relief under statutory accounting, INTs 20-03 and 20-07 allowed insurers to make minor, short-term modifications to mortgage loans and debt securities upon request from borrowers experiencing financial difficulty due to COVID-19, without having to evaluate whether such modifications fall within the TDR accounting guidance and potentially have to impair such investments. The Company has granted a number of short-term, minor modifications in its mortgage loan portfolio that allow borrowers not to make contractual payments of principal and/or interest for up to six months with the repayment taking place either at the end of the 6-month deferral period, throughout the life of the investment or at time of maturity. These modifications did not have a material impact on surplus or net income.

In 2020, the Company adopted Principles Based Reserving ("PBR"). Under PBR for individual life products, reserves are the higher of: a) the reserve using prescribed assumptions or b) the reserve computed using a single prescribed economic scenario or c) the reserve based on a wide range of future economic conditions. Under PBR for variable annuity products ("VM-21"), reserves are the higher of: a) the reserve based on a wide range of future economic conditions computed using prescribed experience factors and b) the reserve based on a wide range of future economic conditions computed using justified company experience factors. For individual life products, the new standards are mandatory for policies issued on or after January 1, 2020 and therefore, there was no impact to surplus on adoption. For variable annuity products, PBR is mandatory for old and new business as of January 1, 2020 and companies are allowed to elect a phase-in period of three years to report the change in reserve valuation basis as described in SSAP No. 51R Life Contracts. This change in valuation basis, which impacts variable annuity reserves written from 1981 to 2019 is permitted under the revisions to New York State Insurance Regulation 213 (11 NYCRR 103), in addition to the Commissioners' Annuity Reserve Valuation Method ("CARVM") adopted in VM-21. Since the impact of adopting PBR did not materially increase statutory reserves, the Company recorded the full impact in surplus in 2020 and did not elect the phase-in method.

In 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting under U.S. GAAP. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2022. The Company is performing an ongoing evaluation of the impact of reference rate reform on its contracts and hedging relationships. Since most of the Company's contracts and hedging relationships are expected to meet the criteria for applying the accounting expedients listed in the Interpretation, reference rate reform is not expected to significantly impact the Company's surplus or net income.

In 2019, the NAIC adopted revisions to the required disclosures under SSAP 100R “Fair Value.” The revisions adopt with modification new fair value disclosure changes under U.S. GAAP. The new requirements eliminate some previously required disclosures and provide clarification on disclosures for investments where the net asset value ("NAV") as a practical expedient to fair value is used for investments in funds that meet certain criteria. The updated disclosures have been reflected in Note 9 - Fair Value Measurements.

In 2019, the NAIC adopted revisions to SSAP 86 “Derivatives.” The revisions incorporate the hedge effectiveness documentation provisions reflected under U.S. GAAP. The revisions, among others, allow companies to perform subsequent assessments of hedge effectiveness qualitatively if certain conditions are met and allow companies more time to perform the initial quantitative hedge effectiveness assessment. The adoption of this guidance did not have an impact on the Company.

17

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS

Bonds

The carrying value and estimated fair value of bonds by maturity at December 31, 2021 and 2020 were as follows (in millions):

	2021		2020
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Due in one year or less	$5,418	$5,507	$4,974	$5,094
Due after one year through five years	31,066	32,305	31,849	33,772
Due after five years through ten years(1)	27,078	28,537	27,348	30,310
Due after ten years	27,205	30,447	25,716	30,246
Total	$90,767	$96,796	$89,887	$99,422
(1) Includes an affiliated bond issued by Madison Capital Funding LLC (“MCF”) and an affiliated bond issued by NYL Investment Management Holdings LLC ("NYL Investments"). Refer to Note 11 - Related Party Transactions for a more detailed discussion of related party investments.

Corporate bonds are shown based on contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and asset-backed securities ("ABS") are not due at a single maturity date and therefore are shown based on the expected cash flows of the underlying loans, which includes estimates of anticipated future prepayments.

In addition to the information disclosed above, short-term investments with a carrying value of $199 million and $88 million at December 31, 2021 and 2020, respectively, and cash equivalents with a carrying value of $1,748 million and $2,863 million at December 31, 2021 and 2020, respectively are due in one year or less. Carrying value approximates fair value for these investments.

At December 31, 2021 and 2020, the distribution of gross unrealized gains and losses on bonds were as follows (in millions):

	2021
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$6,148	$296	$92	$6,352
All other governments	266	21	1	286
U.S. special revenue and special assessment	14,594	1,902	22	16,474
Industrial and miscellaneous unaffiliated	66,739	4,088	269	70,558
Parent, subsidiaries, and affiliates	2,895	111	5	3,001
SVO Identified Funds	125	—	—	125
Total	$90,767	$6,418	$389	$96,796
18

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

	2020
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$6,927	$595	$3	$7,519
All other governments	237	34	—	271
U.S. special revenue and special assessment	15,558	2,391	2	17,947
Industrial and miscellaneous unaffiliated	64,313	6,537	179	70,671
Parent, subsidiaries, and affiliates	2,830	163	1	2,992
SVO identified funds	22	—	—	22
Total	$89,887	$9,720	$185	$99,422

Common and Preferred Stocks

The carrying value of and change in unrealized gains (losses) generated by common and preferred stocks at December 31, 2021 and 2020 were as follows (in millions):

	2021		2020
	Carrying Value	Change in Unrealized Gains (Losses)	Carrying Value	Change in Unrealized Gains (Losses)
Common stocks	$1,594	$213	$1,287	$83
Preferred stocks	41	17	7	—
Total	$1,635	$230	$1,294	$83
Mortgage Loans
The Company’s mortgage loans are diversified by property type, location and borrower, and are collateralized. The maximum and minimum lending rates for new commercial mortgage loans funded during 2021 were 11.1% and 1.6% and funded during 2020 were 6.8% and 2.5%, respectively. For 2021 and 2020, the maximum percentage of any one commercial loan to the value of the collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 92.4% (average percentage was 54.8% and 54.5% at December 31, 2021 and 2020, respectively). For 2021 and 2020, the maximum percentage of any residential loan to the value of the collateral at the time of the loan was 80.0% (average percentage was 52.5% and 53.4% at December 31, 2021 and 2020, respectively). The Company has no significant credit risk exposure to any one individual borrower.

The majority of the Company's commercial mortgage loans were held in a form of participations with the carrying value of $14,225 million and $14,863 million at December 31, 2021 and 2020, respectively. These loans were originated or acquired by New York Life. Refer to Note 11- Related Party Transactions for more details.

19

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
At December 31, 2021 and 2020, the distribution of the mortgage loan portfolio by property type and geographic location were as follows ($ in millions):

	2021		2020
	Carrying Value	% of Total	Carrying Value	% of Total
Property Type:
Apartment buildings	$4,286	29.9%	$4,605	30.8%
Office buildings	3,962	27.7	4,293	28.7
Retail facilities	2,853	19.9	2,929	19.6
Industrial	2,890	20.2	2,837	19.0
Hotels	304	2.1	274	1.8
Residential	8	0.1	10	0.1
Other	12	0.1	7	—
Total	$14,315	100.0%	$14,955	100.0%

	2021		2020
	Carrying Value	% of Total	Carrying Value	% of Total
Geographic Location:
Central	$3,597	25.2%	$3,761	25.1%
Pacific	3,457	24.2	3,445	23.0
South Atlantic	3,299	23.0	3,362	22.5
Middle Atlantic	3,123	21.8	3,270	21.9
New England	821	5.7	1,099	7.3
Other	18	0.1	18	0.2
Total	$14,315	100.0%	$14,955	100.0%

At December 31, 2021 and 2020, $1 million of mortgage loans and $73 million, respectively, were past due 90 days and over.

The Company maintains a watchlist of commercial loans that may potentially be impaired. Some of the general guidelines analyzed to include commercial loans within the watchlist are loan-to-value ratio (“LTV”), asset performance such as debt service coverage ratio, lease rollovers, income/expense hurdles, major tenant or borrower issues, the economic climate, and catastrophic events, among others. Collateral securing the loans placed on the watchlist generally take priority in being revalued in the Company’s inspection/evaluation commercial loan program that revalues properties securing commercial mortgage loans. The guideline for analyzing residential loans occurs once a loan is 60 or more days delinquent. At that point, generally an appraisal or broker’s price opinion of the underlying asset is obtained.

20

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Fair value of the collateral for commercial mortgages (excluding credit loans) over $5 million is generally updated every three years, unless a more current appraisal is warranted. Commercial mortgages less than $5 million have an on-site inspection performed by an external inspection service generally every three years. If the loan is determined to be potentially troubled, the loan is more frequently monitored as to its status. Certain properties that serve as collateral for commercial mortgages have been placed on a different schedule to address additional risks that resulted from the economic shutdown as a result of COVID-19. LTV, which is based on collateral values, is deemed as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2021 and 2020, LTVs on the Company’s mortgage loans were as follows (in millions):

	2021
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Retail Facilities	Industrial	Hotels	Residential	Other	Total
Above 95%	$—	$23	$—	$—	$—	$—	$—	$23
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	—	105	188	—	—	—	—	293
71% to 80%	352	114	178	10	54	1	—	709
Below 70%	3,934	3,720	2,487	2,880	250	7	12	13,290
Total	$4,286	$3,962	$2,853	$2,890	$304	$8	$12	$14,315

	2020
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Retail Facilities	Industrial	Hotels	Residential	Other	Total
Above 95%	$—	$—	$70	$—	$—	$—	$—	$70
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	88	65	15	—	—	—	—	168
71% to 80%	383	133	513	41	—	—	—	1,070
Below 70%	4,134	4,095	2,331	2,796	274	10	7	13,647
Total	$4,605	$4,293	$2,929	$2,837	$274	$10	$7	$14,955

At December 31, 2021 and 2020, impaired mortgage loans were as follows (in millions):

	2021
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$1	$1	$—	$—
Commercial	23	4	—	4	—	—
Total	$23	$4	$1	$5	$—	$—

	2020
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$1	$1	$—	$—
Commercial	—	—	70	115	3	—
Total	$—	$—	$71	$116	$3	$—
21

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Other Invested Assets
The carrying value of other invested assets at December 31, 2021 and 2020 consisted of the following (in millions):

	2021	2020
Investment in MCF	$1,487	$1,251
Limited partnerships and limited liability companies	1,235	784
Other investments	279	265
Real estate investment property	96	97
LIHTC investments	122	41
Loan to affiliate	18	22
Total other invested assets	$3,237	$2,460

Net investment income (loss) and change in unrealized gains (losses) for other invested assets for the years ended December 31, 2021, 2020 and 2019 consisted of the following (in millions):

	2021		2020		2019
	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)
Investment in MCF	$137	$169	$65	$(26)	$99	$46
Limited partnerships and limited liability companies	42	176	22	11	16	40
Other investments	9	—	8	—	6	—
Real estate investment property	11	—	14	—	9	—
LIHTC investments	(12)	—	(12)	—	(14)	—
Total other invested assets	$187	$345	$97	$(15)	$116	$86
(1) Includes unrealized foreign exchange gains (losses) of less than $1 million, $3 million, and ($4) million in 2021, 2020, and 2019, respectively.

Investment in MCF consists of the Company's equity investment in this affiliate. The Company owns a majority interest in MCF. Dividends are recorded in Net investment income in the accompanying Statutory Statements of Operations when declared and changes in the equity of this investment are recorded in Change in unrealized capital gains on investments in the accompanying Statutory Statements of Financial Position. Refer to Note 11 - Related Party Transactions for more details on other transactions held with MCF.

Limited partnerships and limited liability companies primarily consist of limited partnership interests in mezzanine funds, wind energy investments, and other equity investments. Distributions, other than those deemed a return of capital, are recorded as Net investment income in the accompanying Statutory Statements of Operations. Undistributed earnings are included in Change in unrealized capital gains on investments in the accompanying Statutory Statements of Financial Position.

Other investments consist primarily of investments in surplus notes, preferred units of limited partnership, and other investments with characteristics of debt. Interest earned on these investments is included in Net investment income in the accompanying Statutory Statements of Operations.

22

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
The Company receives tax credits related to its investments in LIHTC partnerships. The Company’s unexpired tax credits on its investments in LIHTC expire within a range of 1 year to 13 years. During 2021, 2020 and 2019, the Company recorded amortization on these investments under the proportional amortized cost method of $12 million, $12 million, and $14 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $15 million, $15 million, and $18 million for 2021, 2020 and 2019, respectively. The minimum holding period required for the Company’s LIHTC investments extends from 2 years to 17 years. The LIHTC investments are periodically subject to regulatory reviews by housing authorities where the properties are located. The Company is not aware of any adverse issues related to such regulatory reviews.
Assets on Deposit or Pledged as Collateral
At December 31, 2021 and 2020, the Company’s restricted assets (including pledged collateral) were as follows ($ in millions):

	2021
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.4%	0.4%
Subject to reverse repurchase agreements	140	252	(112)	—	140	0.1	0.1
Subject to dollar repurchase agreements	—	1	(1)	—	—	0.0	0.0
Letter stock or securities restricted as to sale - excluding Federal Home Loan Bank (“FHLB”) capital stock	40	20	20	—	40	0.0	0.0
FHLB capital stock	29	22	7	—	29	0.0	0.0
On deposit with states	4	4	—	—	4	0.0	0.0
Total restricted assets	$888	$974	$(86)	$—	$888	0.5%	0.5%

	2020
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.4%	0.4%
Subject to reverse repurchase agreements	252	220	32	—	252	0.1	0.1
Subject to dollar repurchase agreements	1	1	—	—	1	0.0	0.0
Letter stock or securities restricted as to sale - excluding FHLB capital stock	20	20	—	—	20	0.0	0.0
FHLB capital stock	22	28	(6)	—	22	0.0	0.0
On deposit with states	4	4	—	—	4	0.0	0.0
Total restricted assets	$974	$948	$26	$—	$974	0.6%	0.6%
23

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Loaned Securities and Repurchase Agreements
The Company participates in securities lending programs whereby securities, which are included in investments, are loaned to third parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. For securities lending transactions, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. The borrower of the loaned securities is permitted to sell or repledge those securities. At December 31, 2021, the Company recorded cash collateral received under these agreements of $675 million, and established a corresponding liability for the same amount, which is included in Amounts payable under security lending agreements in the accompanying Statutory Statements of Financial Position. For securities lending transactions, the carrying value of securities classified as bonds and on loan at December 31, 2021 was $628 million, with a fair value of $659 million. At December 31, 2020, the carrying value was $594 million, with a fair value of $659 million. The reinvested collateral is reported in bonds, Cash equivalent and short-term investments in the accompanying Statutory Statements of Financial Position. The total fair value of all reinvested collateral positions was $694 million and $693 million at December 31, 2021 and 2020, respectively.

At December 31, 2021, the carrying value and fair value of securities held under agreements to purchase and resell was $140 million, which were classified as tri-party reverse repurchase agreements and included with Cash, cash equivalents and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of three days and a weighted average yield of 0.1%. At December 31, 2020, the carrying value and fair value of securities held under agreements to purchase and resell was $252 million, which were classified as tri-party reverse repurchase agreements and included with Cash, cash equivalents and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of two days and a weighted average yield of 1.5%.

The Company participates in dollar repurchase agreements to sell and repurchase securities. The purchaser of the securities is permitted to sell or repledge those securities. The liability for repurchasing the assets is included in Borrowed money in the accompanying Statutory Statements of Financial Position. At December 31, 2021 and 2020, the Company was a party to dollar repurchase agreements in the general account for less than $1 million for both periods. At December 31, 2021 and 2020, the Company was not a party to any dollar repurchase agreements in the separate accounts.
Collateral Received
At December 31, 2021 and 2020, assets received as collateral reflected within the accompanying Statutory Statements of Financial Position, along with a liability to return such collateral, were as follows ($ in millions):

	2021
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.5%	0.5%
Derivatives	522	522	0.4	0.4
Total	$1,197	$1,197	1.0%	1.0%

	2020
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.5%	0.5%
Derivatives	304	304	0.2	0.2
Cash received on repurchase transactions	1	1	—	—
Total	$980	$980	0.8%	0.8%
24

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

	2021		2020
Recognized Liability to Return Collateral	Amount	% Total Liabilities	Amount	% Total Liabilities
Amounts payable under securities lending agreements	$675	0.6%	$675	0.6%
Other liabilities (derivatives)	506	0.4	288	0.3
Separate accounts liabilities (derivatives)	16	—	16	—
Borrowed money (repurchase agreements)	—	—	1	—
Total	$1,197	1.0%	$980	0.9%

Cash received on securities lending transactions and repurchase agreements is then reinvested in short-term investments and bonds with various maturities.
Composition of Collateral Received
The following table presents the terms and amounts of cash collateral received under security lending transactions and dollar repurchase agreements for the following types of securities loaned at December 31, 2021 and 2020 (in millions):

	2021
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less(1)	31 to 60 days	61 to 90 days	Greater than 90 days	Total
U.S. government corporation & agencies	5	—	—	—	—	5
Foreign governments	5	—	—	—	—	5
U.S. corporate	563	—	—	—	—	563
Foreign corporate	102	—	—	—	—	102
Total general account securities lending transactions	$675	$—	$—	$—	$—	$675
(1) Less than $1 million of dollar repurchase agreements is in the general account in the U.S. government corporation & agencies category.

	2020
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less(1)	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$5	$—	$—	$—	$—	$5
U.S. government corporation & agencies	2	1	—	—	—	3
Foreign governments	1	—	—	—	—	1
U.S. corporate	555	—	—	—	—	555
Foreign corporate	112	—	—	—	—	112
Total general account securities lending transactions	$675	$1	$—	$—	$—	$676
(1) Represents dollar repurchase agreements in the general account

At December 31, 2021 and 2020, there were no separate account securities cash collateral received under securities lending agreements.

25

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Reinvestment of Collateral Received
The following tables present the term and aggregate fair value at December 31, 2021 and 2020 from the reinvestment of all collateral received in securities lending and dollar repurchase agreements (in millions):

	2021		2020
Period to Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$—	$—	$—	$—
30 days or less	344	344	400	400
31 to 60 days	87	87	117	117
61 to 90 days	70	70	64	64
91 to 120 days	37	37	10	10
121 to 180 days	52	52	46	46
181 to 365 days	5	5	10	10
1 to 2 years	33	33	20	20
2 to 3 years	66	66	26	26
Greater than 3 years	—	—	—	—
Total collateral reinvested	$694	$694	$693	$693

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.
Reverse Repurchase Agreement Transactions
The following table provides contractual maturity, maximum balance during the year, and ending balance for tri-party repurchase agreements at December 31, 2021 and 2020 (in millions):

	2021		2020
	Maximum Balance	Ending Balance	Maximum Balance	Ending Balance
Open - No Maturity	$—	$—	$—	$—
Overnight	$368	$—	$338	$—
2 Days to 1 Week		$140	$—	$252
> 1 Week to 1 Month	$—	$—	$—	$—
> 1 Month to 3 Months	$—	$—	$—	$—
> 3 Months to 1 Year	$—	$—	$—	$—
> 1 Year	$—	$—	$—	$—

At December 31, 2021 and 2020, the Company did not have any defaulted reverse repurchase agreements.
26

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
The following table presents the fair value of securities acquired under tri-party reverse repurchase agreement transactions, which were all NAIC rating of 1, for all four quarters of 2021 and 2020 (in millions):

	Maximum Balance	Ending Balance
Fourth Quarter 2021	$221	$140
Third Quarter 2021	$258	$220
Second Quarter 2021	$240	$239
First Quarter 2021	$368	$230

Fourth Quarter 2020	$270	$252
Third Quarter 2020	$218	$210
Second Quarter 2020	$331	$216
First Quarter 2020	$338	$338

The following table presents the securities at fair value pledged as collateral used in tri-party reverse repurchase agreements by remaining contractual maturity for four quarters of 2021 and 2020 (in millions):

	Overnight and Continuous	30 days or Less	31 to 90 Days	> 90 Days
Maximum Amount
Fourth Quarter 2021	$—	$—	$—	$225
Third Quarter 2021	$—	$—	$—	$263
Second Quarter 2021	$—	$—	$—	$245
First Quarter 2021	$—	$—	$—	$375

Fourth Quarter 2020	$—	$—	$—	$275
Third Quarter 2020	$—	$—	$—	$222
Second Quarter 2020	$—	$—	$—	$338
First Quarter 2020	$—	$—	$—	$345

Ending Balance
Fourth Quarter 2021	$—	$—	$—	$143
Third Quarter 2021	$—	$—	$—	$225
Second Quarter 2021	$—	$—	$—	$244
First Quarter 2021	$—	$—	$—	$235

Fourth Quarter 2020	$—	$—	$—	$257
Third Quarter 2020	$—	$—	$—	$214
Second Quarter 2020	$—	$—	$—	$221
First Quarter 2020	$—	$—	$—	$345

At December 31, 2021, and 2020, the Company had no recognized receivable for return of collateral or a recognized liability to return collateral.

27

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Insurer Self-Certified Securities
The following represents securities for which the Company does not have all the information required for the NAIC to provide an NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as "5GI Securities" ($ in millions):

General Account	2021			2020
Investments	Number of 5GI Securities	Carrying Value	Estimated Fair Value	Number of 5GI Securities	Carrying Value	Estimated Fair Value
Bonds - amortized cost	2	$1	$1	3	$—	$—
Loan-backed and structured securities - amortized cost	10	12	14	9	35	36
Total general account	12	$13	$15	12	$35	$36

Separate account:
Loan-backed and structured securities - amortized cost	2	$1	$1	—	$—	$—
Total separate account	2	$1	$1	—	$—	$—
Wash Sales

In the course of the Company’s investment management activities, securities may be sold and repurchased within 30 days of the sale date to meet individual portfolio objectives and to achieve the ongoing rebalancing of exposure.

The details by NAIC designation of 3 or below, or unrated, securities sold during the years ended December 31, 2021 and 2020, and reacquired within 30 days of the sale date are as follows ($ in millions):

2021
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		2	1	1	—
		2	$1	$1	$—
28

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

2020
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		39	1	1	—
		39	$1	$1	$—

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, equity, and currency risk. These derivative instruments include foreign currency and bond forwards, interest rate and equity options, interest rate and equity futures, interest rate, total return, credit default and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes.

The Company may enter into exchange traded futures and over-the-counter (“OTC”) derivative instruments. Exchange traded derivatives are executed through regulated exchanges and require daily posting of initial and variation margin. The Company is exposed to credit risk resulting from default of the exchange.

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange traded futures, OTC-cleared derivatives require initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company manages its credit risk by entering into transactions with creditworthy counterparties, using master netting arrangements, and obtaining collateral where appropriate. The Company also deals with a large number of counterparties, thus limiting its exposure to any single counterparty. The Company also has controls in place to monitor credit exposures of OTC-bilateral counterparties by limiting transactions within specified dollar limits and adjusting transaction levels where appropriate, to minimize risk. All of the net credit exposure for the Company from derivatives transactions is with investment-grade counterparties. In addition, certain of the Company's agreements provide that if the Company's (or its counterparty's) credit rating were to fall below a specified credit rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the agreements. The Company's policy is to not offset amounts for derivatives executed with the same counterparty under the same master netting agreement with the associated collateral.

Collateralization plays a central role in the Company's mitigation of risk related to derivatives. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties' net derivative position.

29

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)
For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes (“CSAs”) negotiated as part of the master agreements entered into with most OTC-bilateral counterparties. CSAs define the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The Variation Margin CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. Under federal regulation that became effective on September 1, 2021, additional margin is required to be posted to and collected from counterparties to OTC-bilateral derivatives to cover market movements over a ten day close-out period. This "initial margin" is documented under its own Initial Margin CSA and amounts posted under the Initial Margin CSA must be maintained at a third-party custodian, without any right of rehypothecation. Cash collateral is invested in short-term investments. Securities posted by the Company as collateral under derivative contracts continue to be reported as assets in the Company's Statutory Statements of Financial Position. Securities received as collateral under derivative contracts are not reported in the Company's Statutory Statements of Financial Position.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions, in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date. At December 31, 2021 and 2020, the Company held collateral for derivatives of $377 million and $201 million, respectively, including $48 million and $28 million, respectively, of securities. Fair value of derivatives in a net asset position, net of collateral, was less than $1 million and $1 million at December 31, 2021 and 2020, respectively.
Interest Rate Risk Management
The Company enters into various types of interest rate derivatives primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.
Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.
Interest rate (Treasury) futures are used by the Company to manage duration of the Company's fixed income portfolio. Interest rate futures are exchange traded contracts to buy or sell a bond at a specific price at a future date.
Interest rate options are used by the Company to hedge the risk of increasing interest rates on policyholder liabilities. Under these contracts, the Company will receive payments from counterparties should an agreed upon interest rate level be reached and payments will continue to increase under the option contract until an agreed upon interest rate ceiling, if applicable.
Currency Risk Management
The primary purpose of the Company’s foreign currency hedging activities is to protect the value of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception and calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.
Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.
30

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)
Equity Risk Management
The Company purchases equity put options and equity futures to minimize exposure to the equity risk associated with guarantees on certain underlying policyholder liabilities. There are upfront fees paid related to option contracts at the time the agreements are entered into.

The Company enters into total return swaps to hedge equity exposure in the general account portfolio.

Replication Transactions

Bond forwards are paired with other investment grade bonds in replication transactions to generate the return and price risk of long-dated fixed income securities.

Credit default swaps are paired with investment grade bonds in replication transactions to generate the return and price risk of long dated corporate bonds.

The following tables present the notional amount, gross fair value and carrying value of derivative instruments that are qualifying and designated for hedge accounting, including replications, by type of hedge designation, and those that are not designated for hedge accounting at December 31, 2021 and 2020 (in millions):

	2021
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$286	$13	$9	$14	$9
Interest rate swaps	Interest	12	3	—	—	—
Subtotal cash flow hedges		298	16	9	14	9
Replications:
Bond forwards	Interest	1,000	5	39	—	—
Credit default swaps	Interest	50	1	—	1	—
Subtotal replications		1,050	6	39	1	—
Total derivatives qualifying and designated		1,348	22	48	15	9
Derivatives not designated:
Foreign currency forwards	Currency	274	6	—	6	—
Foreign currency swaps	Currency	3,854	313	16	313	16
Futures	Interest	15	—	—	—	—
Equity options	Equity	908	11	—	11	—
Interest rate options	Interest	6,327	16	—	16	—
Interest rate swaps	Interest	2,846	220	—	220	—
Total derivatives not designated		14,224	566	16	566	16
Total derivatives		$15,572	$588	$64	$581	$25
(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.
(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.
31

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

	2020
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$302	$11	$21	$12	$18
Interest rate swaps	Interest	12	4	—	—	—
Subtotal cash flow hedges		314	15	21	12	18
Replications:
Bond forwards	Interest	2,335	41	72	—	—
Subtotal replications		2,335	41	72	—	—
Total derivatives qualifying and designated		2,649	56	93	12	18
Derivatives not designated:
Foreign currency forwards	Currency	293	—	13	—	13
Foreign currency swaps	Currency	3,457	224	89	224	89
Futures	Interest	40	—	—	—	—
Equity options	Equity	290	11	—	11	—
Interest rate options	Interest	38,002	18	—	18	—
Interest rate swaps	Interest	2,876	249	1	249	1
Total return swaps	Equity	656	1	74	1	74
Total derivatives not designated		45,614	503	177	503	177
Total derivatives		$48,263	$559	$270	$515	$195
(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.
(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

Derivatives Qualifying and Designated
Cash Flow Hedges
The Company’s cash flow hedges primarily include hedges of floating rate securities and foreign currency denominated assets. Derivative instruments used in cash flow hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company designates and accounts for the following as qualified cash flow hedges: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

32

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)
The following table presents the effects of derivatives in cash flow hedging relationships for the years ended December 31, 2021, 2020 and 2019 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2021	2020	2019	2021	2020	2019	2021	2020	2019
Foreign currency swaps	$11	$(12)	$(12)	$2	$—	$10	$2	$2	$1
Interest rate swaps	—	—	—	—	—	—	1	1	—
Total	$11	$(12)	$(12)	$2	$—	$10	$3	$3	$1
(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.

Derivatives Replications
The following table presents the effects of derivatives in replication relationships for the years end December 31, 2021, 2020 and 2019 (in millions):

	Gain or (Loss) Recognized in Surplus[1]			Gain or (Loss) Recognized in Net Realized Capital Gains (Losses)			Gain or (Loss) Recognized in Net Investment Income
Derivative Type	2021	2020	2019	2021	2020	2019	2021	2020	2019
Bond forwards	$—	$—	$—	$(173)	$—	$—	$19	$17	$—
(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital losses on investments in the accompanying Statutory Statements of Changes in Surplus.
Derivatives Not Designated
The following table summarizes the surplus and net income impact on derivative instruments not designated for the years ended December 31, 2021, 2020 and 2019 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2021	2020	2019	2021	2020	2019	2021	2020	2019
Equity options	$5	$5	$(5)	$(4)	$—	$(4)	$—	$(4)	$(7)
Foreign currency forwards	19	(12)	(4)	—	(6)	14	—	—	—
Foreign currency swaps	161	(109)	(16)	(3)	13	36	42	47	46
Futures	—	—	(1)	(87)	—	1	—	—	—
Interest rate options	3	14	(10)	5	(1)	—	(6)	(20)	(21)
Interest rate swaps	(27)	178	103	(4)	(29)	—	22	18	8
Total return swap	73	(73)	—	(147)	—	—	—	—	—
Total	$234	$3	$67	$(240)	$(23)	$47	$58	$41	$26
(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Surplus.

33

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 8 - SEPARATE ACCOUNTS
Separate Accounts Activity
The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions, including variable universal life (“VUL”) insurance products guaranteed, VUL insurance products non-guaranteed, variable annuity (“VA”) products non-guaranteed, universal life (“UL”) insurance products guaranteed.

In accordance with the domiciliary state procedures for approving items within the separate accounts, the separate accounts classification of the following items are supported by a specific state statute:

The separate accounts are subject to Section 2932 of the Delaware Insurance Code and the regulations thereunder. Assets of guaranteed separate accounts are invested in accordance with the provisions of Chapter 13 of the Delaware Insurance Code.

All items that were permitted for separate accounts reporting were supported by state statute.

The assets legally and not legally insulated from the general account at December 31, 2021 and 2020 are attributed to the following products/transactions (in millions):

	2021		2020
Product/Transaction	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(1)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(2)
VA products non-guaranteed	$39,321	$38	$34,151	$35
VUL insurance products non-guaranteed	12,508	22	10,343	5
UL insurance products guaranteed	6,385	33	6,187	38
VUL insurance products guaranteed	169	8	196	6
Total	$58,383	$101	$50,877	$84
(1) Separate accounts assets classified as not legally insulated support $41 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $21 million of derivatives, $20 million of payable for securities, $5 million of other liabilities and $14 million of surplus.
(2) Separate accounts assets classified as not legally insulated support $35 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $25 million of derivatives, $18 million of payable for securities, $5 million of other liabilities, and $1 million of surplus.
Guaranteed Separate Accounts
The Company maintains four guaranteed separate accounts for universal life insurance policies and one guaranteed separate accounts for a private placement variable universal life policy, with assets of $6,595 million and $6,427 million at December 31, 2021 and 2020, respectively. These accounts provide a guarantee of principal and interest with a market value adjustment imposed upon certain surrenders. A transfer adjustment charge is imposed upon certain transfers. Interest rates on these contracts may be adjusted periodically. The assets of these separate accounts are stated at amortized cost up to the value of policyholder reserves and at fair value thereafter. Certain derivatives not qualifying for hedge accounting are stated at fair value.
Non-Guaranteed Separate Accounts
The Company maintains non-guaranteed separate accounts for its VA and VUL products, some of which are registered with the Securities and Exchange Commission. Assets in non-guaranteed separate accounts were $51,889 million and $44,534 million at December 31, 2021 and 2020, respectively. The assets of these separate accounts represent investments in shares of New York Life sponsored MainStay VP Funds Trust and other non-proprietary insurance-dedicated funds.
34

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 8 - SEPARATE ACCOUNTS (continued)
Certain of these variable contracts have guaranteed minimum death benefit (“GMDB”) and guaranteed minimum accumulation benefit (“GMAB”) features that are guaranteed by the assets of the general account.

To compensate the general account for the risk taken, the separate accounts have paid risk charges as follows for the past five years (in millions):

Year	Amount
2021	$62
2020	$57
2019	$54
2018	$54
2017	$51

The general account of the Company made payments toward separate accounts guarantees as follows for the past five years (in millions):

Year	Amount
2021	$4
2020	$5
2019	$3
2018	$7
2017	$7

The general account holds reserves on these guarantees. Refer to Note 12 - Insurance Liabilities for discussion of GMAB and GMDB reserves.

Information regarding the separate accounts of the Company for the years ended December 31, 2021 and 2020 was as follows (in millions):

	2021
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$150	$—	$3,908	$4,058
Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$50,655	$50,655
Amortized cost	6,034	508	—	6,542
Total reserves	$6,034	$508	$50,655	$57,197
By withdrawal characteristics:
With fair value adjustment	$6,034	$508	$—	$6,542
At fair value	—	—	50,655	50,655
Total reserves	$6,034	$508	$50,655	$57,197

35

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 8 - SEPARATE ACCOUNTS (continued)

	2020
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$167	$—	$2,313	$2,480
Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$43,491	$43,491
Amortized cost	5,872	503	—	6,375
Total reserves	$5,872	$503	$43,491	$49,866
By withdrawal characteristics:
With fair value adjustment	5,872	503	$—	$6,375
At fair value	—	—	$43,491	$43,491
Total reserves	$5,872	$503	$43,491	$49,866

The following is a reconciliation of net transfers to (from) the general account to the separate accounts (in millions):

	2021	2020	2019
Transfers to separate accounts	$4,058	$2,481	$3,110
Transfers from separate accounts	(2,211)	(1,771)	(2,412)
Net transfers to (from) separate accounts	$1,847	$710	$698
Reconciling Adjustment:
Change in reserve valuation basis(1)	$62	$—	$—
Net transfers to separate accounts	$1,909	$710	$698
(1) Refer to Note 12 - Insurance liabilities for more details on change in reserve valuation basis.

NOTE 9 - FAIR VALUE MEASUREMENTS

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, "Fair Value Measurements". Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1    Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2    Observable inputs other than level 1 prices, such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

36

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
Level 3    Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

Determination of Fair Value
The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process. At December 31, 2021, the Company challenged the price it received from third party pricing services on general account securities with a book value of $14 million and a market value of $15 million. The Company did not have any price challenges on separate account securities for what it received from third party pricing services. At December 31, 2020, the Company did not have any price challenges on general account and separate account securities from what it received from third party pricing services.

In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

37

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The following tables present the estimated fair value and carrying amounts of the Company’s financial instruments at December 31, 2021 and 2020 (in millions):

	2021
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$96,796	$90,767	$125	$93,085	$3,586	$—
Preferred stocks	41	41	—	7	34	—
Common stocks(1)	1,594	1,594	1,419	13	74	88
Mortgage loans	14,817	14,315	—	—	14,817	—
Cash, cash equivalents and short-term investments	1,763	1,763	186	1,577	—	—
Derivatives	588	581	—	588	—	—
Derivatives collateral	36	36	—	36	—	—
Other invested assets(1)	413	379	—	138	275	—
Investment income due and accrued	715	715	—	715	—	—
Separate accounts assets	58,840	58,484	50,823	5,773	1,159	1,085
Total assets	$175,603	$168,675	$52,553	$101,932	$19,945	$1,173
Liabilities:
Deposit fund contracts:
Annuities certain	$1,038	$1,016	$—	$—	$1,038	$—
Derivatives	64	25	—	64	—	—
Derivatives collateral	506	506	—	506	—	—
Amounts payable under securities lending agreements	675	675	—	675	—	—
Payable to parent and affiliates	116	116	—	116	—	—
Separate accounts liabilities - derivatives	21	21	—	21	—	—
Total liabilities	$2,420	$2,359	$—	$1,382	$1,038	$—
(1)Excludes investments accounted for under the equity method.
38

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

	2020
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$99,422	$89,887	$22	$96,115	$3,285	$—
Preferred stocks	21	7	—	—	21	—
Common stocks(1)	1,286	1,286	1,138	5	55	88
Mortgage loans	15,783	14,955	—	—	15,783	—
Cash, cash equivalents and short-term investments	2,799	2,799	270	2,529	—	—
Derivatives	559	515	—	559	—	—
Derivatives collateral	38	38	—	38	—	—
Other invested assets(1)	339	281	—	124	215	—
Investment income due and accrued	731	731	—	731	—	—
Separate accounts assets	51,556	50,961	44,276	5,905	1,079	296
Total assets	$172,534	$161,460	$45,706	$106,006	$20,438	$384
Liabilities:
Deposit fund contracts:
Annuities certain	$1,126	$1,084	$—	$—	$1,126	$—
Derivatives	270	195	—	270	—	—
Derivatives collateral	288	288	—	288	—	—
Amounts payable under securities lending agreements	675	675	—	675	—	—
Separate accounts liabilities - derivatives	26	25	—	25	1	—
Total liabilities	$2,385	$2,267	$—	$1,258	$1,127	$—
(1)Excludes investments accounted for under the equity method.
Bonds
For U.S. SAP, bonds reported as Level 1 represent investments in certain SVO approved ETF and mutual funds, which are SVO-Identified Investments that are eligible for classification as bonds as identified in the NAIC’s SVO Purposes and Procedure Manual. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. All other ETFs and mutual funds are classified and accounted for as common stock.

Securities priced using a pricing service are generally classified as Level 2. The pricing service generally uses an income-based valuation approach by using a discounted cash-flow model or it may also use a market approach by looking at recent trades of a specific security to determine fair value on public securities or a combination of the two. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Private placement securities are primarily priced using a market approach such as a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Investment Grade Corporate Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognized, reliable and well regarded benchmarks by participants in the financial services industry, which represent the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is standardized and based on market transactions. These securities are classified as Level 2.

39

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.

For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significant, the security is classified as Level 3.

The valuation techniques for most Level 3 bonds are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Included in bonds are affiliated bonds from MCF and NYL Investments. The affiliated bond from MCF had a carrying value of $2,134 million and a fair value of $2,201 million at December 31, 2021, and a carrying value of $2,069 million and a fair value of $2,158 million at December 31, 2020. The fair value of this security is calculated internally and may include inputs that may not be observable and is therefore classified as Level 3. Also included in bonds is an affiliated bond from NYL Investments which had a carrying value of $762 million and fair value of $800 million at December 31, 2021, and a carrying value of $762 million and a fair value of $835 million at December 31, 2020. The fair value of this security is calculated internally using observable inputs and is therefore classified as Level 2.

Preferred Stocks

Preferred stocks valued using prices from third-party pricing services generally use a discounted cash flow model or a market approach to arrive at the security’s fair value and are classified as Level 2. Preferred stocks classified as Level 3 are valued based on internal valuations where significant inputs are deemed to be unobservable.

Common Stocks

These securities are mostly comprised of exchange traded U.S. and foreign common stock and mutual funds. The fair value of these securities is primarily based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. Common stocks that do not trade in an active market and are valued based on prices obtained from independent pricing vendors using unadjusted quoted prices in active markets for similar securities that are readily and regularly available are classified as level 2. Common stocks priced through an internal valuation where significant inputs are deemed to be unobservable, including securities issued by government organizations where fair value is fixed, are classified as Level 3. For common stocks that do not have a readily available fair value, NAV is used as a practical expedient.

Mortgage Loans

The estimated fair value of mortgage loans is determined using an income approach, based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions, which takes into account matters such as property type, LTV and remaining term of each loan, etc. The spread is a significant component of the pricing inputs, and therefore, these investments are classified as Level 3.
40

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
Cash, Cash Equivalents, Short-term Investments and Investment Income Due and Accrued

Cash on hand and money market mutual funds are classified as Level 1. Cash overdrafts (i.e. outstanding checks) are classified as Level 2. Due to the short-term maturities of cash equivalents, short term investments, and investment income due and accrued, carrying value approximates fair value and is classified as Level 2.

Derivatives

The fair value of derivative instruments is generally derived using valuation models that use an income approach, except for derivatives that are exchange-traded, which are valued using quoted prices in an active market. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility and other factors. Exchange-traded derivatives are valued using a market approach as fair value is based on quoted prices in active market and are classified as Level 1. OTC derivatives that trade in liquid markets, where model inputs are observable for substantially the full term, are classified as Level 2. Derivatives that are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.
Derivatives Collateral
The carrying value of these instruments approximates fair value since these assets and liabilities are generally short-term in nature.
Other Invested Assets
Other invested assets are principally comprised of LIHTC investments, preferred units of a limited partnership, and other investments with characteristics of debt. The fair value of LIHTC investments is derived using an income valuation approach, which is based on a discounted cash flow calculation using a discount rate that is determined internally and therefore classified as Level 3 (refer to Note 6 - Investments for details on LIHTC investments). The fair value of investments with debt characteristics is derived using an income valuation approach, which is based on a discounted cash flow calculation that may or may not use observable inputs and therefore is classified as Level 3. The fair value of the preferred units in a limited partnership is derived internally based on market comparable preferred units and recent transactions by the limited partnership. The valuation technique used required inputs that were both unobservable and significant and therefore classified as Level 3.
Separate Accounts Assets
Separate accounts assets reported as Level 1 in the fair value hierarchy are mostly comprised of ETFs, common stocks and actively traded open-end mutual funds with a daily NAV. The NAV can be observed by redemption and subscription transactions between third parties, or may be obtained from third-party asset managers. Common stocks are generally traded on an exchange. Separate accounts assets reported as Level 2 relate to investments in U.S. government and treasury securities, corporate bonds and mortgage-backed securities. These separate accounts assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

Separate accounts assets reported as Level 3 relate to investments in corporate bonds. These are instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

41

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The following tables provide additional information for investments that are measured at fair value using NAV as a practical expedient, as allowed under authoritative guidance, for investments that meet specified criteria (in millions):

2021
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$1,027	$—	Monthly, Quarterly, Semi Annually and Annually	180 days or less
Hedge fund	Sector investing	27	—	Monthly	30 days
Hedge fund	Fixed Income Arbitrage	4	—	Quarterly	100 days or less
Hedge fund	Long/short equity	3	—	Monthly	30 days
Private Equity	Venture Capital	24	—	Quarterly	95 days
Mutual Fund	Multi-strategy, Global Allocation	88	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)
		$1,173	$—

2020
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$265	$—	Monthly, Quarterly and Semi Annual	180 days or less
Hedge fund	Sector investing	26	—	Monthly	30 days
Hedge fund	Fixed Income Arbitrage	3	—	Quarterly	100 days or less
Hedge fund	Long/short equity	2	—	Monthly	30 days
Mutual funds	Multi-strategy, global allocation	88	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)
		$384	$—
Annuities Certain
Fair values for annuities certain liabilities are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.
Separate Accounts Liabilities – Derivatives
For separate accounts derivative instruments, fair value is determined using the same procedures as the general account disclosed above.

42

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The following tables present the balances of assets and liabilities measured at fair value at December 31, 2021 and 2020 (in millions):

	2021
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$125	$—	$—	$—	$125
Foreign corporate	—	4	—	—	4
Non-agency ABS	—	—	12	—	12
Total bonds	125	4	12	—	141
Preferred stocks	—	7	34	—	$41
Common stocks	1,419	13	74	88	1,594
Derivatives	—	566	—	—	566
Separate accounts assets	50,803	2	8	1,085	51,898
Other invested assets	—	—	87	—	87
Total assets at fair value	$52,347	$592	$215	$1,173	$54,327
Liabilities at fair value
Derivatives	$—	$16	$—	$—	$16
Separate accounts liabilities - derivatives(1)	—	4	—	—	4
Total liabilities at fair value	$—	$20	$—	$—	$20
(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

	2020
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$22	$—	$—	$—	$22
U.S. corporate	—	11	—	—	11
Non-agency ABS	—	1	—	—	1
Total bonds	22	12	—	—	34
Common stocks	1,138	5	55	88	1,286
Derivatives	—	503	—	—	503
Separate accounts assets	44,238	1	3	296	44,538
Total assets at fair value	$45,398	$521	$58	$384	$46,361
Liabilities at fair value
Derivatives	$—	$177	$—	$—	$177
Separate accounts liabilities - derivatives(1)	—	8	—	—	8
Total liabilities at fair value	$—	$185	$—	$—	$185
(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.
43

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The tables below present a reconciliation of Level 3 assets and liabilities for the years ended December 31, 2021 and 2020 (in millions):

	2021
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Non-agency ABS	—	11	—	(1)	(1)	3	—	—	—	12
Total bonds	—	11	—	(1)	(1)	3	—	—	—	12
Preferred Stocks		5	—	—	29	—	—	—	—	34
Common stocks	55	—	(4)	30	17	7	—	(31)	—	74
Derivatives	—	—	—	(6)	6	—	—	—	—	—
Separate accounts assets	3	—	—	2	3	—	—	—	—	8
Other invested assets	—	87	—	—	—	—	—	—	—	87
Total	$58	$103	$(4)	$25	$54	$10	$—	$(31)	$—	$215

	2020
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$14	$1	$(14)	$—	$(1)	$—	$—	$—	$—	$—
Non-agency ABS	2	—	(2)	—	—	—	—	—	—	—
Total bonds	16	1	(16)	—	(1)	—	—	—	—	—
Common stocks	40	—	(2)	1	13	12	—	(9)	—	55
Derivatives	1	—	—	(20)	19	—	—	—	—	—
Separate accounts assets	1	—	(1)	(1)	2	2	—	—	—	3
Total	$58	$1	$(19)	$(20)	$33	$14	$—	$(9)	$—	$58

Transfers Between Levels
Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads, or as a result of a security measured at amortized cost at the beginning of the period, but measured at estimated fair value at the end of the period, or vice versa due to a ratings downgrade or upgrade.
Transfers into and out of Level 3
The Company’s basis for transferring assets and liabilities into and out of Level 3 is based on changes in the observability of data, a change in the security’s measurement.
Transfers into Level 3 totaled $103 million for the year ended December 31, 2021, which primarily relates to Stone Ridge Holdings Group preferred shares in other invested assets of $87 million and perpetual preferred stocks of $5 million which both are measured at fair value effective 2021, and $11 million of non-agency asset-backed securities that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $4 million for the year ended December 31, 2021, which primarily relates to common stock securities that had level changes due to the use of a quoted price in an active market.

44

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
Transfers into Level 3 were less than $1 million for the year ended December 31, 2020, which relates to a U.S. Corporate security that was measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $19 million for the year ended December 31, 2020, which primarily relates to $14 million of U.S. Corporate securities and $2 million of non-agency asset-backed securities that were measured at fair value at the beginning of the period and measured at amortized cost at the end of the period and $2 million of common stock securities that had a level change due to the use of a quoted price in an active market.

There were no liabilities measured at fair value at December 31, 2021 and 2020.

NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

The components of Net investment income for the years ended December 31, 2021, 2020, and 2019 were as follows (in millions):

	2021	2020	2019
Bonds	$3,319	$3,364	$3,454
Common stocks - unaffiliated	32	25	37
Mortgage loans	632	622	671
Policy loans	64	46	54
Other invested assets[1]	197	106	125
Short-term investments	2	11	36
Derivative instruments	80	61	28
Gross investment income	4,326	4,235	4,405
Investment expenses	(169)	(171)	(178)
Net investment income	4,157	4,064	4,227
Net gain from separate accounts	56	44	47
Amortization of IMR	48	32	26
Net investment income, including net gain from separate accounts and amortization of IMR	$4,261	$4,140	$4,300
(1) Includes real estate net investment income of $11 million, $14 million, and $9 million for the years ended December 31, 2021, 2020, and 2019, respectively.

Due and accrued investment income is excluded from surplus when amounts are over 90 days past due or collection is uncertain. At December 31, 2021 there was no due and accrued investment income that was nonadmitted on bonds and less than $1 million at December 31, 2020.

The following table shows the Company's securities redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) or tender and the amount of investment income generated as a result of a prepayment and/or acceleration fee ($ in millions):

	2021		2020		2019
	General Account(1)	Separate Account	General Account(1)	Separate Account	General Account(1)	Separate Account
Number of cusips	302	177	245	134	$166	$108
Investment income	$137	$8	$87	$5	$48	$3
(1) Included in the net investment income on bonds. Refer to net investment income table above.

45

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)
For the years ended December 31, 2021, 2020, and 2019, net realized capital gains (losses) were as follows (in millions):

	2021	2020	2019
Bonds	$160	$24	$(56)
Mortgage loans	4	(84)	—
Common stocks - unaffiliated	73	50	18
Other invested assets	(9)	(19)	(17)
Derivatives	(408)	(23)	57
Net realized capital (losses) gains before tax and transfers to the IMR	(180)	(52)	2
Less:
Capital gains tax expense	47	62	3
Net realized capital (losses) gains after tax transferred to IMR	(70)	63	19
Net realized capital losses after tax and transfers to the IMR	$(157)	$(177)	$(20)

Proceeds from investments in bonds sold were $1,857 million, $2,460 million, and $1,224 million for the years ended December 31, 2021, 2020, and 2019, respectively. Gross gains of $169 million, $170 million, and $44 million in 2021, 2020 and 2019 respectively, and gross losses of $26 million, $19 million, and $16 million in 2021, 2020, and 2019, respectively, were realized on these sales. The Company computes gains and losses on sales under the specific identification method.

The following table provides a summary of OTTI losses included as realized capital losses for the years ended December 31, 2021, 2020 and 2019 (in millions):

	2021	2020	2019
Bonds	$23	$129	$54
Common and preferred stocks	3	17	4
Other invested assets	6	19	19
Mortgage Loans	—	84	—
Total	$32	$249	$77

Refer to Note 19 - Loan-Backed and Structured Security Impairments for a list with each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current reporting period.

46

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)
The following tables present the Company’s gross unrealized losses and fair values for bonds and equity securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2021 and 2020 (in millions):

	2021
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$2,027	$70	$280	$22	$2,307	$92
All other governments	61	1	—	—	61	1
U.S. Special Revenue and Special Assessment	893	17	131	5	1,024	22
Industrial and miscellaneous unaffiliated	11,944	214	1,501	56	13,445	270
Parent, subsidiaries, and affiliates	—	—	157	5	157	5
Total bonds	14,925	302	2,069	88	16,994	390
Equity securities (unaffiliated)
Common stocks	226	9	—	—	226	9
Preferred stocks	—	—	—	—	—	—
Total equity securities	226	9	—	—	226	9
Total	$15,151	$311	$2,069	$88	$17,220	$399
(1) Includes unrealized losses related to NAIC 6 bonds of $1 million included in the statutory carrying amount.

	2020
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$325	$3	$9	$—	$334	$3
All other governments	—	—	—	—	—	—
U.S. special revenue and special assessment	270	2	6	—	276	2
Industrial and miscellaneous unaffiliated	3,773	142	1,847	37	5,620	179
Parent, Subsidiaries, and affiliates	161	1	—	—	161	1
Total bonds	4,529	148	1,862	37	6,391	185
Equity securities (unaffiliated)
Common stocks	126	7	—	—	126	7
Total equity securities	126	7	—	—	126	7
Total	$4,655	$155	$1,862	$37	$6,517	$192
(1)Includes unrealized losses of $1 million related to NAIC 6 bonds included in the statutory carrying amount.

At December 31, 2021, the gross unrealized loss on bonds and equity securities was comprised of approximately 2,606 and 356 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $343 million or 88% is related to unrealized losses on investment grade securities and $47 million or 12% is related to below investment grade securities. At December 31, 2020, the gross unrealized loss on bonds and equity securities was comprised of approximately 1,039 and 450 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $132 million, or 72%, is related to unrealized losses on investment grade securities and $53 million, or 28%, is related to below investment grade securities. Investment grade is defined as a security having a credit rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor's; or a comparable internal rating if an externally provided rating is not available.
47

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)
The amount of gross unrealized losses for bonds where fair value had declined by 20% or more of the amortized cost, totaled $21 million. The period of time that each of these securities has continuously been below amortized cost by 20% or more consists of $19 million for six months or less, $1 million for greater than six months through 12 months, and $2 million for greater than 12 months. In accordance with the Company's impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not recognize an impairment when it had the ability and intent to hold until recovery.
The change in unrealized capital gains (losses) for the years ended December 31, 2021 and 2020 were as follows (in millions):

	Change in Unrealized Gains (Losses)			Change in Unrealized Foreign Exchange Gains (Losses)			Total Change in Unrealized Gains (Losses)
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Bonds	$(2)	$(2)	$6	$(113)	$192	$106	$(115)	$190	$112
Preferred Stocks	17	—	—	—	—	—	17	—	—
Common stocks unaffiliated	231	60	240	(18)	23	(2)	213	83	238
Common stocks affiliated	—	—	—	—	—	—	—	—	—
Mortgage loans	(3)	17	(17)	—	—	—	(3)	17	(17)
Other invested assets	345	(18)	90	—	3	(4)	345	(15)	86
Cash, cash equivalents and short-term investments	—	—	—	—	1	1	—	1	1
Derivatives	244	(8)	56	—	—	—	244	(8)	56
Aggregate write-ins	—	—	—	—	—	—	—	—	—
Total change in unrealized on investments	832	49	375	(131)	219	101	701	268	476
Capital gains tax (benefit) expense	(112)	(62)	(90)	—	—	—	(112)	(62)	(90)
Total change in unrealized gains (losses), net of tax	$720	$(13)	$285	$(131)	$219	$101	$589	$206	$386

NOTE 11 - RELATED PARTY TRANSACTIONS
Capital Contributions
For the years ended December 31, 2021 and 2020, the Company made capital contributions to MCF of $66 million and $72 million, respectively. The Company did not make any capital contributions to MCF in 2019.

Dividend Distributions

For the years ended December 31, 2021 and 2020, the Company paid a dividend to its parent company, New York Life, in the amount of $942 million and $932 million, respectively. The Company did not pay a dividend to New York Life in 2019.
For the years ended December 31, 2021, 2020 and 2019, the Company received dividend distributions from MCF of $137 million, $65 million and $99 million, respectively.
48

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)
Material Transactions
The following table presents material related party transactions between the Company, its parent, and its affiliates, for the years ended December 31, 2021 and 2020:

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Loans and Credit Agreements:
12/31/2015	MCF	Non-insurance affiliate	Note funding agreement	The Company and New York Life entered into a note funding agreement with MCF (as amended from time to time, the ("MCF Note Agreement") and acquired a variable funding note issued by MCF. The funding limit is determined using 2.25% multiplied by the cash and invested assets amount, as of such date of determination. Cash and invested assets amount means, as of any date of determination, the sum of (x) the net admitted cash and invested assets of the Company (y) the net admitted cash and invested assets of New York Life (excluding any portion thereof attributable to New York Life's investment in the Company), in each case, based on the most recently available quarterly or annual financial statements of New York Life or the Company, as applicable. All outstanding advances made to MCF under the MCF Note Agreement will be due in full on December 31, 2025.
12/23/2004 (amended as of 6/5/2020)	New York Life Capital Corporation ("NYLCC")	Non-insurance affiliate	Credit agreement	NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $750 million from proceeds from the issuance of commercial paper. During 2021 and 2020, the credit facility was not used, no interest was paid and no outstanding balance was due.
9/30/1993 (amended from time to time)	New York Life	Parent	Credit agreement	The Company has a credit agreement with New York Life whereby the Company may borrow in the amount of up to $750 million. At December 31, 2021 and 2020, the Company has not borrowed under this agreement.
4/1/1999 (amended as of 6/5/2020)	New York Life	Parent	Credit agreement	The Company entered into an amended and restated credit agreement with New York Life, amended June 5, 2020, whereby the Company may lend in the amount of up to $750 million. During 2021 the Company lent and was repaid a $600 million loan to New York Life. The loan was only outstanding for a few days, $3,288 interest was received and there was no outstanding balance due. During 2020, the credit facility was not used, no interest was paid and no outstanding balance was due.
Service Agreements:
4/27/2006 (amended from time to time	NYLIFE Distributors, LLC.	Non-insurance affiliate	Variable product distribution agreement	The Company has appointed NYLIFE Distributors, LLC as the underwriter and/or wholesale distributor of the Company's variable products. For the years ended December 31, 2021, 2020 and 2019, the Company received service fees of $50 million, $44 million and $45 million, respectively, under a 12b-1 Plan Services Agreement, in consideration for providing 12b-1 Plan services attributable to the variable products.
Amended and restated at 5/29/2009	New York Life	Parent	Administration agreement	New York Life provides the Company with certain services and facilities including, but not limited to accounting, tax and auditing services, legal services, actuarial services, electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company.For the years ended December 31, 2021, 2020 and 2019, the fees incurred associated with these services and facilities, amounted to $862 million, $827 million and $875 million, respectively, and are reflected in Operating expenses and Net investment income in the accompanying Statutory Statements of Operations.
Various	New York Life	Parent	Participation in mortgage loans, Real estate owned and real estate	The Company's interests in commercial mortgage loans and certain real estate investments are primarily held in the form of participations originated or acquired by New York Life.
1/1/2005,(amended 3/28/2014)	New York Life Investment Management LLC ("NYLIM")	Non-insurance affiliate	Administrative service agreement	NYLIM has a management agreement with the MainStay VP Funds Trust (“the Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund.
49

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
4/1/2000, as amended from time to time	NYL Investors, LLC	Non-insurance affiliate	Investment advisory agreement	The Company is a party to an investment advisory agreement with NYL Investors, LLC, as amended from time to time, to receive investment advisory and administrative services from NYL Investors, LLC. The payments are required to be made within 90 days from the time of billing.
Other Agreements:
Various	New York Life	Parent	Sale of corporate owned life insurance policies ("COLI")	The Company sold various COLI policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same terms as policies sold to unrelated customers. At December 31, 2021 and 2020, policyholder reserve balances for these policies amounted to $4,309 million and $4,192 million, respectively, and were included in Policy reserves and Separate accounts liabilities in the accompanying Statutory Statements of Financial Position.
10/5/2017	REEP-OFC 2300 Empire LLC / Retreat at Seven Bridges	Non-insurance affiliate	Mortgage loan in real estate	In connection with the acquisition of an office building by REEP-OFC 2300 Empire LLC and a pledge of an unleveraged equity interest in the owner of Retreat at Seven Bridges, an existing multifamily property, the Company provided a first mortgage loan to REEP-OFC 2300 Empire LLC and REEP-MF Woodridge IL LLC.
6/11/2012	New York Life	Parent	Tenancy in common agreement	In connection with a $150 million land acquisition of a fee simple estate in land underlying an office building and related improvements and encumbered by a ground lease located at 1372 Broadway, New York, NY by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy in Common Agreement in which the agreement sets forth the terms that govern, in part, each entity's interest in the property.
Various	New York Life	Parent	Structured settlement agreements	The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2021 and 2020, the policyholder reserves related to these contracts amounted to $146 million and $145 million, respectively, and are included in Policy reserves in the accompanying Statutory Statements of Financial Position.
Various	New York Life	Parent	Structured settlement agreements	The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations ranged from 3.50% to 7.65%. The Company has directed New York Life to make the payments under the annuity contracts directly to the beneficiaries under the structured settlement agreements. At December 31, 2021 and 2020, the carrying value of the interest in annuity contracts and the corresponding obligations under structured settlement agreements amounted to $9,875 million and $9,537 million, respectively.
Significant Transactions:
10/15/2020	NYL Investments	Non-insurance affiliate	Purchase of bond investment	The Company owns a bond issued by NYL Investments with a carrying value of $600 million. On October 15, 2020, the Company purchased this note from New York Life for $608 million, and includes principal and accrued interest.
11/23/2020	NYL Investments	Non-insurance affiliate	Initial funding of a second bond investment	The company funded a bond from NYL Investments for $162 million

At December 31, 2021 and 2020, the Company reported a net amount of $90 million and $76 million, respectively, as amounts payable to parent and affiliates. The terms of the underlying agreements generally require that these amounts be settled in cash within 90 days.

In the ordinary course of business, the Company enters into reinsurance agreements with its parent and affiliates. Material reinsurance agreements have been disclosed in Note 13 – Reinsurance. In addition, the Company may enter into guarantees and/or keep wells with its parent and affiliates. Material guarantee agreements and/ or keep wells have been disclosed in Note 15 – Commitments and Contingencies.

50

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES

Insurance liabilities at December 31, 2021 and 2020 were as follows (in millions):

	2021	2020
Life insurance reserves	$29,248	$28,516
Annuity reserves and supplementary contracts with life contingencies	70,698	71,410
Asset adequacy and special reserves	26	29
Total policy reserves	99,972	99,955
Deposit funds	1,482	1,524
Policy claims	1,062	326
Total insurance liabilities	$102,516	$101,805
Life Insurance Reserves
Reserves for life insurance policies are maintained principally using the 1958 Commissioners’ Extended Term Mortality Table and the 1958, 1980, 2001 and 2017 Commissioners’ Standard Ordinary Mortality Tables under the Commissioners’ Reserve Valuation ("CRVM") Method or Net Level Premium Reserve Method with valuation interest rates ranging from 3.0% to 6.0%. Reserves for universal life secondary guarantee products are determined under the Actuarial Guideline XXXVIII methodology. Reserves for policies issued in 2020 and later were determined based on principle-based standards as set forth in the NAIC Valuation Manual.

In 2021, the DSID granted approval for the Company to change the valuation basis for reserves for certain blocks of life insurance policies from the minimum statutory reserve standard required under either New York or Washington law to the NAIC valuation basis. The Company recorded a net change in reserve valuation basis of $536 million for the year ended December 31, 2021, which was reported as a direct increase in surplus in the accompanying Statutory Statements of Changes in Surplus. For the year ended December 31, 2020, there were no changes in reserve basis for life insurance reserves.

The Company has established policy reserves on contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP by approximately $48 million and $195 million at December 31, 2021 and 2020, respectively.

At December 31, 2021 and 2020, the Company’s liabilities for GMDB reserves, which are associated with certain variable life products, amounted to $9 million and $11 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

Surrender values are promised in excess of life reserves on certain policies. This excess is included as part of miscellaneous reserves. No surrender values are promised in excess of any other reserves. Additional reserves are held on account of anticipated extra mortality for policies subject to extra premiums.

At December 31, 2021 and 2020, the Company had $10,736 million and $15,766 million, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard of valuation set by the State of Delaware.

The tabular interest has been determined by formula as described in the NAIC instructions except for certain universal life products for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.
51

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Annuity Reserves and Supplementary Contracts with Life Contingencies
Reserves for single premium immediate annuities, guaranteed future income annuities, and supplementary contracts involving life contingencies purchased prior to 2018 are based principally on 1983 Table A, A2000, 2012 IAR table and CARVM, with assumed interest rates ranging from 3.8% to 6.0%. Purchases in 2018 and later years are reserved with valuation interest rates satisfying both the valuation manual requirements for maximum valuation interest rates for income annuities ("VM-22") and the New York State Department of Financial Services ("NYSDFS") Regulation 213 maximum valuation rate requirements, applying the 2012 IAR Table. The VM-22 rates range from 1.00% to 4.00%.

Reserves for fixed deferred annuities are based principally on 1971 Individual Annuity Mortality, 1983 Table A, A2000, 2012 IAR and CARVM, with assumed interest rates ranging from 3.0% to 10.0%. Reserves for variable deferred annuities are based principally on VM-21 and NYSDFS Regulation 213, with assumed interest rates ranging from 3% to 8.25%. For the index-linked account corresponding to a variable annuity product, we also apply Actuarial Guideline XXXV. Generally, owners of the Company’s deferred annuities are able, at their discretion, to withdraw funds from their policies. The withdrawals in excess of the surrender charge-free withdrawal amount may be subject to surrender charges in the early years.

At December 31, 2021 and 2020, the Company’s liabilities for GMDB, GMAB, GFIB, and EBB reserves, which are associated with variable annuity products, amounted to $26 million and $29 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

The Company recorded a $16 million increase in reserves for annuities as a change in valuation basis in 2020, which was reported as a direct reduction in surplus in the accompanying Statutory Statements of Changes in Surplus.

The tabular interest has been determined by formula as described in the NAIC instructions except for individual deferred annuities for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.
Deposit Funds
Deposit funds at December 31, 2021 and 2020 were as follows (in millions):

	2021	2020
Fixed period annuities	$1,016	$1,084
Supplemental contracts without life contingencies	449	410
Continued interest accounts	17	30
Total deposit funds	$1,482	$1,524
52

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Withdrawal Characteristics of Annuity Reserves and Deposit Funds
The following table reflects the withdrawal characteristics of annuity reserves and deposit fund liabilities at December 31, 2021 and 2020 ($ in millions):

Individual Annuities

	2021
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$26,804	$—	$—	$26,804	25%
At book value less current surrender charge of 5% or more	6,168	—	—	6,168	6
At fair value	—	—	38,294	38,294	35
Total with adjustment or at fair value	32,972	—	38,294	71,266	66
At book value without adjustment	20,486	—	—	20,486	19
Not subject to discretionary withdrawal	16,687	—	—	16,687	15
Total	$70,145	$—	$38,294	$108,439	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$498	$—	$—	$498

	2020
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$28,061	$—	$—	$28,061	27%
At book value less current surrender charge of 5% or more	6,969	—	—	6,969	7
At fair value	—	—	33,216	33,216	32
Total with adjustment or at fair value	35,030	—	33,216	68,246	66
At book value without adjustment	19,716	—	—	19,716	19
Not subject to discretionary withdrawal	16,045	—	—	16,045	15
Total	$70,791	$—	$33,216	$104,007	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$932	$—	$—	$932

53

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Group Annuities

	2021
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$43	$—	$—	$43	8%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	43	—	—	43	8
At book value without adjustment	40	—	—	40	7
Not subject to discretionary withdrawal	469	—	—	469	85
Total	$552	$—	$—	$552	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

	2020
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$57	$—	$—	$57	9%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	57	—	—	57	9
At book value without adjustment	44	—	—	44	7
Not subject to discretionary withdrawal	518	—	—	518	84
Total	$619	$—	$—	$619	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—
54

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Deposit-Type Contracts

	2021
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	288	—	—	288	19
Not subject to discretionary withdrawal	1,194	—	—	1,194	81
Total	$1,482	$—	$—	$1,482	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

	2020
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	258	—	—	258	17
Not subject to discretionary withdrawal	1,255	—	—	1,255	83
Total	$1,513	$—	$—	$1,513	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

55

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Withdrawal Characteristics of Life Insurance Reserves

The following tables reflect the withdrawal characteristics of life insurance reserves at December 31, 2021 and 2020 ($ in millions):

	2021
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	19,248	19,570	19,393	6,373	6,373	6,373
Universal life with secondary guarantees	5,561	4,921	8,411	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	16	66	66	66
Variable universal life	1,734	1,729	1,478	10,277	10,121	12,463
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	74	—	—	—
Miscellaneous reserves	—	—	628	—	—	—
Total life insurance (gross)	26,554	26,231	30,002	16,716	16,560	18,902
Reinsurance ceded	—	—	754	—	—	—
Total life insurance (net)	$26,554	$26,231	$29,248	$16,716	$16,560	$18,902
56

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)

	2020
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	18,749	18,909	18,215	6,178	6,178	6,178
Universal life with secondary guarantees	5,351	4,659	8,224	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	16	57	57	57
Variable universal life	1,731	1,729	1,726	10,482	10,326	10,416
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	74	—	—	—
Miscellaneous reserves	—	—	862	—	—	—
Total life insurance (gross)	25,842	25,308	29,119	16,717	16,561	16,651
Reinsurance ceded	—	—	603	—	—	—
Total life insurance (net)	$25,842	$25,308	$28,516	$16,717	$16,561	$16,651

57

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 13 - REINSURANCE

The effects of reinsurance on the accompanying Statutory Statements of Financial Position at December 31, 2021 and 2020 were as follows (in millions):

	2021	2020
Policy reserves:
Direct	$100,726	$100,558
Assumed	—	—
Ceded	(754)	(603)
Policy reserves	$99,972	$99,955
Policy claims:
Direct	$525	$443
Assumed	687	4
Ceded(1)	(150)	(121)
Policy claims	$1,062	$326
Reinsurance recoverable(2)	$71	$54
(1) Includes reinsurance recoverable related to unpaid losses of $100 million and $68 million at December 31, 2021 and 2020, respectively.
(2) Included in Other assets in the accompanying Statutory Statements of Financial Position.

The effects of reinsurance on the accompanying Statutory Statements of Operations for the years ended December 31, 2021, 2020 and 2019 were as follows (in millions):

	2021	2020	2019
Premiums:
Direct(1)	$13,461	$13,200	$13,856
Assumed	1,090	5	5
Ceded	(539)	(548)	(517)
Premiums	$14,012	$12,657	$13,344
Benefit payments:
Direct	$14,265	$13,063	$12,965
Assumed	1,388	9	9
Ceded	(739)	(655)	(499)
Benefit payments	$14,914	$12,417	$12,475
(1) Includes considerations for supplementary contracts with life contingencies of $48 million, $58 million and $76 million for the years ended December 31, 2021, 2020 and 2019, respectively.
Reinsurance Assumed
On December 31, 2020, New York Life acquired Life Insurance Company of North America ("LINA") as part of its acquisition of Cigna’s group life and group disability insurance business, now named New York Life Group Benefit Solutions ("GBS”). Following the closing of the acquisition, the Company entered into an affiliated reinsurance agreement to reinsure mortality risk arising under LINA's group term life insurance business on a yearly renewable term basis. This transfer of life insurance mortality risk allows the Company to diversify its overall risk profile, as the Company's risk profile was previously weighted more heavily toward interest rate and asset risk. Entry into the yearly renewable term treaty also reduces LINA's exposure to mortality risk. At December 31, 2021, the Company held assumed liabilities for policy claims relating to this reinsurance agreement of $686 million, which are included in the Policy claims in the accompanying Statutory Statements of Financial Position.
58

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 13 - REINSURANCE (continued)
Reinsurance Ceded
The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. Currently, the Company primarily reinsures the mortality risk on new life insurance policies on a quota share yearly renewable term basis, except for custom guarantee universal life and asset flex products. Most of the reinsurance ceded on new and inforce business is on an automatic basis. The quota share currently ceded on new business ranges from 15% to 90% . All products are ceded from first dollar with the exception of variable universal life which has a minimum size policy ceded of $1 million. Cases in excess of the Company’s retention and certain substandard cases are ceded on a facultative basis. The majority of the Company's facultative reinsurance is for substandard cases which the Company typically cedes 90%.

The ceding of risk does not discharge the Company from its primary obligations to policyholders. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Life insurance ceded was 45% and 47% of total life insurance in-force at December 31, 2021 and 2020. The reserve reductions taken for life insurance reinsured at December 31, 2021 and 2020 were $754 million and $603 million, respectively.

The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). NYLARC is a life insurance company wholly owned by NYLARC Holding Company, Inc., whose shareholders consist of New York Life's top agents who meet certain criteria and who may also be agents of the Company or NYLIFE Insurance Company of Arizona ("NYLAZ"). NYLARC reinsures a portion of certain life insurance products sold by its shareholders. The purpose of NYLARC is to retain high production agents, and increase the volume and quality of the business that they submit to New York Life, NYLAZ and the Company.

NOTE 14 - BENEFIT PLANS

The Company shares in the cost of the following plans sponsored by New York Life: (1) certain defined benefit pension plans for eligible employees and agents, (2) certain defined contribution plans for substantially all employees and agents, (3) certain postretirement life and health benefits for retired employees and agents including their eligible dependents, and (4) postemployment benefits. The expense for these plans is allocated to the Company in accordance with an intercompany cost sharing agreement. The liabilities for these plans are included with the liabilities for the corresponding plan of New York Life. The Company’s share of the cost of these plans was as follows for the years ended December 31, 2021, 2020 and 2019 (in millions):

	2021	2020	2019
Defined benefit pension	$32	$30	$28
Defined contribution	10	10	10
Postretirement life and health	6	6	5
Postemployment	2	2	3
Total	$50	$48	$46

59

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 15 - COMMITMENTS AND CONTINGENCIES

Guarantees

At the inception of a guarantee (except unlimited guarantees), the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee. This includes guarantees made on behalf of affiliates unless the guarantee is deemed unlimited. At December 31, 2021 and 2020, the Company had no such guarantees.
Litigation
The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Some of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

Borrowed Money

Refer to Note 6 - Investments for a more detailed discussion of the Company's commitments for loaned securities and repurchase agreements.
Assessments
Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.
Other Commitments and Contingencies
Prior to July 1, 2002, the Company did business in Taiwan through a branch operation (the "Taiwan Branch"). On July 1, 2002, the Taiwan Branch ceased operations and all of its liabilities and assets, including policy liabilities were transferred to New York Life Insurance Taiwan Corporation ("Taiwan Corporation"), an indirect subsidiary of New York Life. On December 31, 2013, Taiwan Corporation was sold to Yuanta Financial Holding Co. Ltd. ("Yuanta"). Under the terms of the sale agreement, Yuanta has agreed to satisfy in full, or to cause Taiwan Corporation to satisfy in full, all of Taiwan Corporation's obligations under the Taiwan Branch policies that were transferred to Taiwan Corporation on July 1, 2002. However, the Company, under Taiwan law, also remains contingently liable for these policies in the event that neither Taiwan Corporation nor Yuanta meets its obligations. This contingent liability of the Company has not been recognized on the accompanying Statutory Statements of Financial Position because it does not meet the probable and estimable criteria of SSAP No. 5R.

At December 31, 2021 and 2020, the Company and its guaranteed separate accounts had contractual commitments to extend credit for commercial mortgage loans at both fixed and variable rates of interest, which amounted to approximately $875 million and $1,004 million, respectively. These commitments are diversified by property type and geographic location. There were no contractual commitments to extend credit under residential loan agreements at December 31, 2021 and 2020.
60

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 15 - COMMITMENTS AND CONTINGENCIES (continued)
At December 31, 2021 and 2020, the Company and its guaranteed separate accounts had outstanding contractual obligations to acquire additional private placement securities amounting to $578 million and $769 million, respectively.

Unfunded commitments on limited partnership, limited liability companies and other invested assets amounted to $999 million and $539 million at December 31, 2021 and 2020, respectively. Unfunded commitments on LIHTC amounted to $86 million and $5 million at December 31, 2021 and 2020, respectively. At December 31, 2021 and 2020, unfunded commitments on LIHTC are included in Other invested assets, with an offset in Other liabilities in the accompanying Statutory Statement of Financial Position.

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.
FHLB Agreement
The Company is a member of the FHLB of Pittsburgh. Membership in the FHLB of Pittsburgh provides the Company with a significant source of alternative liquidity. Advances received by the general account are included in Other liabilities in the accompanying Statutory Statements of Financial Position. When borrowing from the FHLB of Pittsburgh, the Company is required to post collateral in the form of eligible securities, including mortgage-backed, government and agency debt instruments for each of the advances received. Upon any event of default by the Company, the FHLB of Pittsburgh's recovery from the collateral is limited to the amount of the Company's liability to the FHLB of Pittsburgh.

The amount of FHLB of Pittsburgh common stock held, in aggregate exclusively in the Company’s general account at December 31, 2021 and 2020 was as follows (in millions):

	2021	2020
Membership stock - Class B (1)	$29	$22
Activity stock	—	—
Aggregate total	$29	$22
Actual or estimated borrowing capacity as determined by the insurer	$6,232	$5,502
(1) Membership stock is not eligible for redemption.

At December 31, 2021 and 2020, the Company did not have an outstanding balance due to the FHLB of Pittsburgh. The maximum amount borrowed and collateral pledged to the FHLB of Pittsburgh during the years ended December 31, 2021 and 2020 was as follows (in millions):

	2021		2020
	General Account	Separate Account	General Account	Separate Account
Fair Value	$1,665	$—	$1,512	$—
Carrying Value	$1,665	$—	$1,512	$—
Maximum Amount Borrowed During the Year	$—	$—	$—	$—

The Company does not have any prepayment obligations for the borrowing arrangement.

61

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES

The components of the net DTAs and DTLs were as follows at December 31, 2021 and 2020 (in millions):

	2021			2020			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTAs	$1,168	$277	$1,445	$1,095	$198	$1,293	$73	$79	$152
Statutory valuation allowance	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	1,168	277	1,445	1,095	198	1,293	73	79	152
Nonadmitted DTAs (1)	331	—	331	349	—	349	(18)	—	(18)
Subtotal net admitted DTAs	837	277	1,114	746	198	944	91	79	170
Gross DTLs	292	419	711	289	264	553	3	155	158
Net admitted DTAs (2)	$545	$(142)	$403	$457	$(66)	$391	$88	$(76)	$12
(1) DTAs are nonadmitted primarily because they are not expected to be realized within three years of the Statutory Statements of Financial Position date.
(2) The total net admitted DTAs are included in Other assets in the accompanying Statutory Statements of Financial Position.

The admission calculation components are as follows (paragraph references throughout Note 16 are to paragraphs of SSAP No. 101 “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”) (in millions):

	December 31, 2021			December 31, 2020			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (Paragraph 11.a)	$—	$19	$19	$—	$20	$20	$—	$(1)	$(1)
Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from paragraph 11.a above) after application of the threshold limitation (the lesser of paragraph 11.b.i and 11.b.ii below):	385	—	385	371	—	371	14	—	14
Adjusted gross DTAs expected to be realized following the balance sheet date. (Paragraph 11.b.i)	385	—	385	371	—	371	14	—	14
Adjusted gross DTAs allowed per limitation threshold (Paragraph 11.b.ii)	N/A	N/A	1,400	N/A	N/A	1,359	N/A	N/A	41
Adjusted gross DTAs (excluding the amount of DTAs from paragraphs 11.a and 11.b above) offset by gross DTLs (Paragraph 11.c)	452	258	710	375	178	553	77	80	157
DTAs admitted as the result of application of SSAP 101 (Total of paragraphs 11.a, 11.b, 11.c).	$837	$277	$1,114	$746	$198	$944	$91	$79	$170
The ratio used to determine the applicable period used in paragraph 11.b.i above and the amount of adjusted capital and surplus used to determine the percentage threshold limitation in paragraph 11.b.ii above at December 31, 2021 and 2020 are as follows ($ in millions):

	2021	2020
Ratio percentage used to determine recovery period and threshold limitation amount.	967%	1,006%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in paragraph 11.b.ii above.	$9,331	$9,057
62

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

There was no impact on the Company’s adjusted gross and net admitted DTAs due to tax planning strategies at December 31, 2021 and 2020.

The Company did not use reinsurance in its tax planning strategies. The Company had no unrecognized DTLs at December 31, 2021 and 2020. Additionally, the Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

Enactment of the CARES Act did not have a financial impact on the Company.

Significant components of the current federal and foreign income taxes for the years ended December 31, 2021, 2020 and 2019 were as follows (in millions):

	2021	2020	2019	Change 2021-2020	Change 2020-2019
Federal(1)	$187	$102	$226	$85	$(124)
Foreign	—	—	—	—	—
Subtotal	187	102	226	85	(124)
Federal income tax on net capital gains (losses)	47	62	4	(15)	58
Other	—	—	(22)	—	22
Total federal and foreign income taxes	$234	$164	$208	$70	$(44)
(1) The Company had investment tax credits of $27 million, $31 million and $24 million for the years ended December 31, 2021, 2020 and 2019, respectively.

63

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

The tax effects of temporary differences that give rise to DTAs and DTLs at December 31, 2021 and 2020 were as follows (in millions):

	2021	2020	Change
DTAs
Ordinary:
Policyholder reserves	$654	$691	$(37)
Deferred acquisition costs	337	292	45
Investments	137	71	66
Pension accrual	24	27	(3)
Receivables - nonadmitted	12	11	1
Fixed assets	2	2	—
Other	2	1	1
Subtotal	1,168	1,095	73
Nonadmitted	331	349	(18)
Admitted ordinary DTAs	837	746	91
Capital:
Investments	277	198	79
Subtotal	277	198	79
Nonadmitted	—	—	—
Admitted capital DTAs	277	198	79
Total admitted DTAs	1,114	944	170
DTLs
Ordinary:
Policyholder reserves	159	198	(39)
Investments	133	91	42
Subtotal	292	289	3
Capital:
Investments	419	264	155
Subtotal	419	264	155
Total DTLs	711	553	158
Net admitted DTAs	$403	$391	$12
Deferred income tax expense on change in net unrealized capital gains			$(112)
Increase in net deferred taxes related to other items			106
Decrease in DTAs nonadmitted			18
Increase in net admitted DTAs			$12
64

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

The Company’s income tax expense and change in net DTAs for the years ended December 31, 2021, 2020 and 2019 differs from the amount obtained by applying the statutory rate of 21% to net gain from operations after dividends to policyholders and before federal income taxes for the following reasons (in millions):

	2021	2020	2019	Change 2021-2020	Change 2020-2019
Net gain from operations after dividends to policyholders and before federal and foreign income taxes at statutory rate	$141	$97	$184	$44	$(87)
Net realized capital gains (losses) at statutory rate	(38)	(11)	—	(27)	(11)
Tax exempt income	(39)	(40)	(50)	1	10
Tax credits, net of withholding	(37)	(34)	(30)	(3)	(4)
Amortization of IMR	(10)	(7)	(5)	(3)	(2)
Dividend from MCF	(29)	(14)	(21)	(15)	7
Partnership income from MCF	46	11	30	53	(19)
Prior year audit liability and settlement	(1)	6	(15)	(7)	21
Non-admitted assets	—	—	(8)	—	8
Other items impacting surplus	96	(7)	13	103	(20)
Other	(1)	1	3	(2)	(2)
Federal and foreign income taxes incurred and change in net deferred taxes during the year	$128	$2	$101	$126	$(99)
Federal and foreign income tax expense reported in the Company's Statutory Statements of Operations	$187	$102	$227	$85	$(125)
Capital gains tax expense (benefit) incurred	47	62	4	(15)	58
Increase in net DTAs	(106)	(162)	(109)	56	(53)
Change in current and deferred income taxes reported in surplus	—	—	(21)	—	21
Federal and foreign income taxes incurred and change in net deferred taxes during the year	$128	$2	$101	$126	$(99)

The Company’s federal income tax return is consolidated with New York Life, NYLAZ, NYLIFE LLC, New York Life Enterprises LLC, NYL Investments, NYL Investors, LLC, LINA, NYLGICNY, and LINA Benefit Payments, Inc. Refer to Note 3 – Significant Accounting Policies - Federal Income Taxes.

The New York Life federal income tax returns are routinely examined by the Internal Revenue Service ("IRS") and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2010 and tax years 2011 through 2013 are currently under examination. There were no material effects on the Company’s accompanying Statutory Statements of Operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

The Company did not have any operating loss and tax credit carry forwards available for tax purposes. The total income taxes incurred in prior years that will be available for recoupment in the event of future net losses total $52 million, $86 million and $31 million, related to the years ended December 31, 2021, 2020 and 2019, respectively.

At December 31, 2021 and 2020, the Company recorded a current income tax (payable)/receivable of $(4) million and $(53) million, respectively, which is included in Other assets and Other liabilities in the accompanying Statutory Statements of Financial Position.
65

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

At December 31, 2021, the Company had no protective tax deposits on deposit with the IRS under Section 6603 of the Internal Revenue Code.

NOTE 17 - CAPITAL AND SURPLUS

Capitalization

The Company has 20,000 shares authorized, with a par value of $10,000 per share with 2,500 shares issued and outstanding. All shares are common stock and are owned by New York Life. The Company has no preferred stock.

For the year ended December 31, 2020, the Company received a capital contribution in the form of an affiliated equity investment in MCF from New York Life for $530 million. The Company did not receive a capital contribution from New York Life for the years ended December 31, 2021 and 2019.
Other Surplus Adjustments
Other adjustments, net in the accompanying Statutory Statements of Changes in Surplus at December 31, 2021, 2020 and 2019, principally include the effects of the following (in millions):

	2021	2020	2019
Surplus withdrawn from separate accounts	$55	$45	$44
Changes in surplus relating to separate accounts	(44)	(44)	(47)
Change in liability for reinsurance in unauthorized companies	(2)	—	(2)
Total	$9	$1	$(5)
Nonadmitted Assets
Under statutory accounting rules, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets that are unavailable due to encumbrances or other third-party interests. These assets are not recognized in the accompanying Statutory Statements of Financial Position, and are, therefore, considered nonadmitted. The changes between years in nonadmitted assets are charged or credited directly to surplus.

NOTE 18 - DIVIDENDS TO STOCKHOLDER

The Company is subject to restrictions on the payment of dividends to New York Life. Under the Delaware Insurance Code, cash dividends can be paid only out of that part of the Company’s available and accumulated surplus funds which are derived from realized net operating profits on its business and realized capital gains, and dividends (or other distributions) on capital stock can be declared and paid only out of earned surplus (being an amount equal to the unassigned funds of the Company as set forth in its most recent annual statement submitted to the Delaware Insurance Commissioner (“the Commissioner”), including all or part of the surplus arising from unrealized capital gains or revaluation of assets), except as otherwise approved by the Commissioner (provided that stock dividends may be paid out of any available surplus funds). Furthermore, no extraordinary dividend may be paid until 30 days after the Commissioner has received notice of such declaration and has not disapproved such payment within such 30 day period, or the Commissioner has approved such payment within that 30 day period. Extraordinary dividends are defined as any dividend or distribution or cash or other property, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10 percent of the Company’s surplus as regards policyholders as of the preceding December 31 or (2) the net gain from operations of the Company for the 12 month period ending on the preceding December 31 (not including pro rata distributions of any class of the Company’s own securities).

66

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 18 - DIVIDENDS TO STOCKHOLDER (continued)
At December 31, 2021, the amount of earned surplus of the Company available for the payment of dividends was $5,252 million. The maximum amount of dividends that may be paid in 2022 without prior notice to or approval of the Commissioner is $971 million.

Dividends may be declared by the Board of Directors of the Company from available surplus, as it deems appropriate, on a non-cumulative basis. For the years ended December 31, 2021, 2020 and 2019, the Company paid dividends to its sole stockholder, New York Life, in the amount of $942 million, $932 million and $0 million, respectively.

NOTE 19 - WRITTEN PREMIUMS

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2021 and 2020 were as follows (in millions):

	2021		2020
	Gross	Net of Loading	Gross	Net of Loading
Group life(1)	$388	$388	$—	$—
(1) Represents reinsurance premiums assumed from LINA. Refer to Note 13 - Reinsurance for more details.
Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.
Uncollected premium is gross premium net of reinsurance that is due and unpaid at the reporting date. Net premium is the amount used in the calculation of reserves. The change in loading is included as an expense and is not shown as a reduction to premium income.

NOTE 20 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS

The Company does not have any loan-backed and structured securities, which are other-than-temporarily impaired where the Company intends to sell, or does not have the intent and ability to hold until recovery, at December 31, 2021.

The following table lists each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year (in thousands):

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
General Account
059469AF3	$590	$582	$8	$582	$578	12/31/2021
17029RAA9	78	33	46	33	32	12/31/2021
17309BAB3	103	102	1	102	102	12/31/2021
46628SAE3	1,695	1,591	103	1,591	1,658	12/31/2021
57643MDX9	12	2	10	2	19	12/31/2021
69337AAM8	520	512	8	512	481	12/31/2021
69337VAE0	1,350	1,348	2	1,348	1,297	12/31/2021
46628BBD1	16	15	—	15	16	9/30/2021
69337AAM8	532	520	13	520	494	9/30/2021
69337VAE0	1,430	1,357	72	1,357	1,296	9/30/2021
67

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 20 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
12628KAF9	718	680	38	680	706	6/30/2021
12628LAJ9	149	143	6	143	148	6/30/2021
12638PAE9	1,001	910	91	910	937	6/30/2021
15132EFL7	292	164	128	164	213	6/30/2021
17029RAA9	78	31	47	31	23	6/30/2021
19237JAD5	71	56	15	56	69	6/30/2021
65537BAC4	1,955	1,819	136	1,819	1,928	6/30/2021
69337AAM8	545	532	13	532	505	6/30/2021
69337VAE0	1,673	1,662	10	1,662	1,591	6/30/2021
93934FLW0	831	806	26	806	823	6/30/2021
94988PAC7	2,554	1,443	1,111	1,443	1,443	6/30/2021
94988PAD5	37,445	35,720	1,726	35,720	35,720	6/30/2021
94988YAB0	845	638	206	638	638	6/30/2021
94988YAD6	866	812	54	812	812	6/30/2021
94988YAF1	863	813	50	813	813	6/30/2021
94988YAH7	2,650	2,114	535	2,114	2,114	6/30/2021
94989FAB0	825	669	156	669	669	6/30/2021
94989FAF1	845	625	220	625	625	6/30/2021
94989FAH7	2,575	2,367	208	2,367	2,367	6/30/2021
12629EAD7	832	822	10	822	818	3/31/2021
17029RAA9	36	30	6	30	36	3/31/2021
32052MAA9	2	2	—	2	2	3/31/2021
3622E8AC9	2,366	2,216	150	2,216	2,333	3/31/2021
362334MD3	3	3	—	3	3	3/31/2021
36849XAA4	7,215	5,865	1,351	5,865	7,006	3/31/2021
36849XAB2	1,273	—	1,273	—	1,199	3/31/2021
61749EAE7	588	543	46	543	573	3/31/2021
61749EAH0	640	596	45	596	630	3/31/2021
69337AAM8	604	545	59	545	516	3/31/2021
69337VAE0	1,738	1,674	65	1,674	1,562	3/31/2021
76110VSU3	169	145	24	145	37	3/31/2021
78637VAB4	685	630	55	630	668	3/31/2021
78637VAD0	683	629	55	629	667	3/31/2021
78637VAF5	683	628	55	628	667	3/31/2021
78637VAH1	688	634	54	634	673	3/31/2021
78637VAK4	726	669	56	669	714	3/31/2021
78637VAM0	736	679	57	679	725	3/31/2021
78637VAP3	740	685	55	685	729	3/31/2021
78637VAR9	760	704	55	704	749	3/31/2021
78637VAT5	774	718	56	718	764	3/31/2021
78637VAV0	787	730	57	730	778	3/31/2021
78637VAX6	816	761	55	761	807	3/31/2021
Subtotal - General Account	XXX	XXX	$8,681	XXX	XXX
68

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 20 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period

Guaranteed Separate Accounts
059469AF3	$98,197	$96,867	$1,330	$96,867	$96,375	12/31/2021
001406AB3	68,038	45,615	22,423	45,615	48,012	6/30/2021
12628KAF9	93,689	88,670	5,019	88,670	92,046	6/30/2021
94988PAC7	348,278	196,790	151,488	196,790	196,771	6/30/2021
94988PAD5	5,106,192	4,870,842	235,350	4,870,842	4,870,940	6/30/2021
94988YAB0	115,161	87,030	28,131	87,030	87,036	6/30/2021
94988YAD6	118,043	110,720	7,323	110,720	110,727	6/30/2021
94988YAF1	117,739	110,868	6,871	110,868	110,877	6/30/2021
94988YAH7	361,302	288,297	73,005	288,297	288,317	6/30/2021
94989FAB0	112,525	91,248	21,277	91,248	91,256	6/30/2021
94989FAF1	115,288	85,291	29,997	85,291	85,291	6/30/2021
94989FAH7	351,150	322,735	28,415	322,735	322,743	6/30/2021
126673QR6	146,795	146,768	27	146,768	146,132	3/31/2021
3622E8AC9	50,344	47,152	3,192	47,152	49,644	3/31/2021
61749EAE7	45,261	41,761	3,500	41,761	44,077	3/31/2021
61749EAH0	137,236	127,682	9,554	127,682	134,904	3/31/2021
76110VSU3	1,487	1,274	213	1,274	325	3/31/2021
Subtotal - Guaranteed Separate Accounts	XXX	XXX	627	XXX	XXX
Grand Total	XXX	XXX	$9,308	XXX	XXX
(1)Only the impaired lots within each CUSIP are included within this table.
(2)CUSIP amounts less than $1 thousand within this table are shown as zero.

NOTE 21 - SUBSEQUENT EVENTS

At March 10, 2022, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying statutory financial statements that would have a material effect on the financial condition of the Company.
69

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

GLOSSARY OF TERMS

Term	Description
ABS	Asset-backed securities
AVR	Asset valuation reserve
CARES Act	Coronavirus Aid, Relief, and Economic Security Act
CARVM	Commissioners’ Annuity Reserve Valuation Method
CLICNY	Cigna Life Insurance Company of New York
COLI	Corporate owned life insurance
CRVM	Commissioners’ Reserve Valuation
CSAs	Credit support annexes
DSID	Delaware State Insurance Department
DTA(s)	Deferred tax asset(s)
DTL(s)	Deferred tax liability(ies)
ETFs	exchange traded funds
FHLB	Federal Home Loan Bank
GBS	Group Benefit Solutions
GMAB	Guaranteed minimum accumulation benefit
GMDB	Guaranteed minimum death benefit
IMR	Interest maintenance reserve
IRS	Internal Revenue Service
LIHTC	Low-income housing tax credit
LINA	Life Insurance Company of North America
LTV	Loan to value ratio
MCF	Madison Capital Funding LLC
MCF Note Agreement	New York Life note funding agreement with MCF
NAIC	National Association of Insurance Commissioners
NAIC SAP	National Association of Insurance Commissioners’ Accounting Practices and Procedures
NAV	Net asset value
New York Life	New York Life Insurance Company
NYLARC	New York Life Agents Reinsurance Company
NYLAZ	NYLIFE Insurance Company of Arizona
NYLCC	New York Life Capital Corporation
NYLGICNY	New York Life Group Insurance Company of NY
NYLIM	New York Life Investment Management LLC
NYL Investments	New York Life Investment Management Holdings LLC
NYSDFS	New York State Department of Financial Services
OTC	Over-the-counter
OTC-cleared	Over-the-counter clearinghouse
OTC-bilateral	Over-the-counter bilateral agreements
OTTI	Other-than-temporary impairment(s)
PBR	Principle-based reserving
REO	Real estate owned
SSAP	Statement of statutory accounting principle
SVO	Securities Valuation Office
70

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

Term	Description
Taiwan Branch	NYLIAC's former branch operations in Taiwan
Taiwan Corporation	New York Life Insurance Taiwan Corporation
TDR	Troubled debt restructuring
The Commissioner	Delaware Insurance Commissioner
The Company	New York Life Insurance and Annuity Corporation
The Fund	The MainStay VP Funds Trust
U.S. GAAP	Accounting principles generally accepted in the United States of America
UL	Universal life
VA	Variable annuity
VM-21	Valuation manual requirements for PBR for variable annuity products
VM-22	Valuation manual requirements for maximum valuation interest rates for income annuities
VUL	Variable universal life
Yuanta	Yuanta Financials Holding Co., Ltd.
71

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
At and for the Year Ended December 31, 2021

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Delaware Insurance Department subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
U.S. government bonds	$193,332,058
Other bonds (unaffiliated)	3,026,073,977
Bonds of affiliates	99,511,624
Preferred stocks (unaffiliated)	138,268
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	32,283,679
Common stocks of affiliates	—
Mortgage loans	632,010,761
Real estate	7,933,966
Premium notes, policy loans and liens	63,754,043
Cash on hand and on deposit	21,813
Short-term investments	1,623,250
Derivative instruments	79,759,675
Other invested assets	175,809,481
Aggregate write-ins for investment income	9,912,152
Gross investment income	$4,322,164,747

Real Estate Owned - Book Value less Encumbrances	$95,731,841

Mortgage Loans - Book Value:

Residential mortgages	$7,553,137
Commercial mortgages	13,746,184,850
Mezzanine real estate loans	560,925,813
Total mortgage loans	$14,314,663,800

Mortgage Loans by Standing - Book Value:
Good standing	$14,313,419,901
Good standing with restructured terms	$—
Interest overdue more than 90 days, not in foreclosure	$588,900
Foreclosures in process	$654,999

Other Invested Assets - Statement Value	$3,096,275,241

Collateral Loans	$—
72

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Bonds and Stocks of Parent, Subsidiaries and Affiliates - Book Value:
Bonds	$2,895,559,880
Preferred stocks	$—
Common stocks	$—

Bonds and Short-Term Investments by Maturity and NAIC Designation:
Bonds by maturity - statement value:
Due within one year or less	$7,197,073,556
Over one year through five years	31,066,434,335
Over five years through 10 years	27,078,124,791
Over 10 years through 20 years	11,638,359,989
Over 20 years	15,566,991,162
Total by maturity	$92,546,983,833

Bonds by NAIC designation - statement value
NAIC 1	$58,520,850,216
NAIC 2	29,366,847,951
NAIC 3	2,509,321,454
NAIC 4	1,637,413,016
NAIC 5	398,857,727
NAIC 6	113,693,469
Total by NAIC designation	$92,546,983,833

Total bonds publicly traded	$52,490,192,179
Total bonds privately placed	$40,056,791,654

Preferred Stocks - Statement Value	$41,168,369

Common Stocks - Fair Value	$1,593,582,240

Short-Term Investments - Book Value	$198,683,654

Options, Caps and Floors Owned - Statement Value	$27,015,612

Options, Caps and Floors Written and In-Force - Statement Value	$—

Collar, Swap and Forward Agreements Open - Statement Value	$529,137,597

Future Contracts Open - Current Value	$(18,371)

Cash on Deposit	$(183,897,413)
73

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Life Insurance In-Force (in thousands):
Industrial	$—
Ordinary	$182,301,740
Credit life	$—
Group life	$688,505,866

Amount of Accidental Death Insurance In-Force Under
Ordinary Policies (in thousands):	$926,007

Life Insurance Policies with Disability Provisions In-Force (in thousands):
Industrial	$—
Ordinary	$14,915,068
Credit life	$—
Group life	$—

Supplementary Contracts In-Force:
Ordinary - not involving life contingencies
Amount on deposit	$465,879,126
Income payable	$53,051,444

Ordinary - involving life contingencies
Income payable	$46,092,616

Group - not involving life contingencies
Amount on deposit	$—
Income payable	$—

Group - involving life contingencies
Income payable	$—

Annuities:
Ordinary
Immediate - amount of income payable	$1,756,779,371
Deferred - fully paid account balance	$43,768,710,328
Deferred - not fully paid - account balance	$42,313,363,883

Group
Amount of income payable	$83,229,538
Fully paid account balance	$1,505,635
Not fully paid - account balance	$—

74

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Accident and Health Insurance - Premiums In-Force
Ordinary	$—
Group	$—
Credit	$—

Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$230,916,085
Dividend accumulations - account balance	$—

Claim Payments 2021 (in thousands):
Group accident and health - year ended December 31, 2019
2021	$—
2020	$—
2019	$—
2018	$—
2017	$—
Prior	$—

Other accident and health
2021	$—
2020	$—
2019	$—
2018	$—
2017	$—
Prior	$—

Other coverages that use developmental methods to calculate
claims reserves (in thousands):
2021	$788,390
2020	$940,401
2019	$772,338
2018	$572,941
2017	$489,716
Prior	$(11,692)
75

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 2 - SUMMARY INVESTMENT SCHEDULE
At and for the Year Ended December 31, 2021

	Gross Investment		Admitted Assets as
Investment Categories	Holdings*		Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$6,147,883,480	5.431%	$6,147,883,480	—	$6,147,883,480	5.433%
All other governments	265,846,259	0.235	265,846,259	—	265,846,259	0.235
U.S. states, territories and possessions, etc. guaranteed	—	—	—	—	—	—
U.S. political subdivisions of states, territories, and possessions, guaranteed	—	—	—	—	—	—
U.S. special revenue and special assessment obligations, etc. non-guaranteed	14,593,904,742	12.893	14,593,904,742	—	14,593,904,742	12.897
Industrial and miscellaneous	66,068,807,577	58.367	66,068,807,577	—	66,068,807,577	58.388
Hybrid securities	—	—	—	—	—	—
Parent, subsidiaries and affiliates	2,895,559,880	2.558	2,895,559,880	—	2,895,559,880	2.559
SVO identified funds	124,592,908	0.110	124,592,908	—	124,592,908	0.110
Unaffiliated Bank loans	670,759,310	0.593	670,759,310	—	670,759,310	0.593
Total long-term bonds	90,767,354,156	80.186	90,767,354,156	—	90,767,354,156	80.215
Preferred Stocks:
Industrial and miscellaneous (Unaffiliated)	41,168,368	0.036	41,168,368	—	41,168,368	0.036
Parent, subsidiaries and affiliates	—	—	—	—	—	—
Total preferred stocks	41,168,368	0.036	41,168,368	—	41,168,368	0.036
Common Stock:
Industrial and miscellaneous Publicly traded (Unaffiliated)	1,070,437,305	0.946	1,070,437,305	—	1,070,437,305	0.946
Industrial and miscellaneous Other (Unaffiliated)	88,761,428	0.078	88,761,428	—	88,761,428	0.078
Parent, subsidiaries and affiliates Publicly traded	—	—	—	—	—	—
Parent, subsidiaries and affiliates Other	—	—	—	—	—	—
Mutual funds	434,383,503	0.384	434,383,503	—	434,383,503	0.384
Unit investment trusts	—	—	—	—	—	—
Closed-end funds	—	—	—	—	—	—
Total common stocks	1,593,582,236	1.408	1,593,582,236	—	1,593,582,236	1.408
Mortgage loans:
Farm mortgages	—	—	—	—	—	—
Residential mortgages	7,553,140	0.007	7,553,140	—	7,553,140	0.007
Commercial mortgages	13,746,184,846	12.144	13,749,759,846	—	13,749,759,846	12.151
Mezzanine real estate loans	560,925,814	0.496	560,925,814	—	560,925,814	0.496
Total valuation allowance	—	—	(3,575,000)	—	(3,575,000)	(0.003)
Total mortgage loans	14,314,663,800	12.646	14,314,663,800	—	14,314,663,800	12.651
Real Estate:
76

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2 - SUMMARY INVESTMENT SCHEDULE (continued)

	Gross Investment		Admitted Assets as
Investment Categories	Holdings*		Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Properties occupied by company	—	—	—	—	—	—
Properties held for production of income	95,731,841	0.085	95,731,841	—	95,731,841	0.085
Properties held for sale	—	—	—	—	—	—
Total real estate	95,731,841	0.085	95,731,841	—	95,731,841	0.085
Cash, cash equivalents and short-term investments:
Cash	(183,897,413)	(0.162)	(183,897,413)	—	(183,897,413)	(0.163)
Cash equivalents	1,747,991,566	1.544	1,747,991,569	—	1,747,991,569	1.545
Short-term investments	198,683,654	0.176	198,683,654	—	198,683,654	0.176
Total cash, cash equivalents and short-term investments	1,762,777,807	1.557	1,762,777,810	—	1,762,777,810	1.558
Contract loans	874,018,790	0.772	856,848,819	—	856,848,819	0.757
Derivatives	580,947,822	0.513	580,947,822	—	580,947,822	0.513
Other invested assets	3,120,163,858	2.756	3,096,275,241	—	3,096,275,241	2.736
Receivables for securities	9,295,742	0.008	9,295,742	—	9,295,742	0.008
Securities Lending	—	—	—	—
Other invested assets	36,240,540	0.032	36,240,540	—	36,240,540	0.032
Total invested assets	$113,195,944,960	100.000%	$113,154,886,375	—	$113,154,886,375	100.000%
* Gross investment holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual.
77

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES
At and for the Year Ended December 31, 2021

NAIC Group Code: 0826	NAIC Company Code: 91596	EIN: 13-3044743
The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.Reporting entity’s total admitted assets as reported on Page 2 of this annual statement. $124,647,055,269

2.Ten largest exposures to a single issuer/borrower/investment.

	Description of		Percentage of Total
Issuer	Exposure	Amount	Admitted Assets
NEW YORK LIFE INS CO (MADISON CAPITAL FUNDING LLC )	Affiliated Bonds/Limited Partnership	$3,620,486,569	2.90%
WELLS FARGO	Bonds/Equity	$1,052,508,547	0.84%
JP MORGAN	Bonds/Equity	$1,012,218,098	0.81%
NYLIM HOLDINGS NOTE	Bonds	$762,000,000	0.61%
MORGAN STANLEY	Bonds/Equity	$757,647,831	0.61%
GS MORTGAGE	Bonds	$746,354,353	0.60%
CITIGROUP	Bonds/Equity	$596,714,374	0.48%
THE MACERICH COMPANY	Mortgage Loans	$477,885,388	0.38%
MAPLETREE INVESTMENTS PTE LTD	Mortgage Loans	$476,000,000	0.38%
CALIFORNIA STATE TEACHERS RETIREMENT SYSTEM	Mortgage Loans	$418,564,212	0.34%
3.Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

Rating	Bonds	Percentage of Total Admitted Assets	Preferred Stocks		Percentage of Total Admitted Assets
NAIC – 1	$58,520,850,216	46.95%	P/RP - 1	$—	—%
NAIC – 2	$29,366,847,951	23.56%	P/RP - 2	$3,788,023	—%
NAIC – 3	$2,509,301,029	2.01%	P/RP - 3	$—	—%
NAIC – 4	$1,637,413,017	1.31%	P/RP - 4	$—	—%
NAIC – 5	$398,878,159	0.32%	P/RP - 5	$—	—%
NAIC – 6	$113,693,469	0.09%	P/RP - 6	$37,380,345	0.03%

78

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
4.Assets held in foreign investments:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?
Yes [ ] No [X]

If response to 4.01 above is Yes, responses are not required for interrogatories 5-10

Total admitted assets held in foreign investments	$14,445,374,617	11.59%
Foreign-currency-denominated investments	$—	—%
Insurance liabilities denominated in that same foreign currency	$—	—%
5.Aggregate foreign investment exposure categorized by NAIC sovereign rating:

Countries rated NAIC-1	$13,954,685,882	11.20%
Countries rated NAIC-2	$363,602,897	0.29%
Countries rated NAIC-3 or below	$127,085,838	0.10%
6.Largest foreign investment exposures by country, categorized by NAIC sovereign rating:

Countries rated NAIC-1:
UNITED KINGDOM	$4,133,201,612	3.32%
CAYMAN ISLANDS	$3,381,678,388	2.71%
Countries rated NAIC-2:
MEXICO	$145,968,554	0.12%
PERU	$34,120,211	0.03%
Countries rated NAIC-3 or below:
BARBADOS	$66,461,111	0.05%
BAHAMAS	$25,157,298	0.02%

7. Aggregate unhedged foreign currency exposure	$492,398,429	0.40%
8.Aggregate unhedged foreign currency exposure categorized by the country’s NAIC sovereign rating:

Countries rated NAIC-1:	$485,369,047	0.39%
Countries rated NAIC-2:	$5,323,412	—%
Countries rated NAIC-3 or below:	$1,705,969	—%
9.Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

Countries rated NAIC-1:
LUXEMBOURG	$162,742,252	0.13%
AUSTRALIA	$114,398,471	0.09%
Countries rated NAIC-2:
INDIA	$2,870,272	—%
ITALY	$883,771	—%
Countries rated NAIC-3 or below:
BRAZIL	$887,059	—%
SOUTH AFRICA	$706,336	—%
10.Ten largest non-sovereign (i.e. non-governmental) foreign issues:
79

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

Issuer	NAIC Rating
SMITH & NEPHEW PLC	2.B	$144,500,000	0.12%
TRITAX BIG BOX REIT PLC	2.A	$135,783,624	0.11%
STATNETT SF	1.F	$123,800,000	0.10%
BANCO SANTANDER SA	1.E FE	$115,957,014	0.09%
ANGLIAN WATER GROUP LTD	1.G FE	$114,409,254	0.09%
ANGEL TRAINS GRP	2.B	$112,283,914	0.09%
BUUK INFRASTRUCTURE ISSUER PLC	2.B.FE	$101,990,094	0.08%
BRITISH LAND COMPANY PLC	1.F	$101,300,043	0.08%
COMPAGNIE DES LEVURES LESAFFRE SA	2.A	$96,661,978	0.08%
THAMES WATER UTILITIES HOLDINGS	2.A	$94,813,605	0.08%
11.Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 11.01 is Yes, detail is not required for the remainder of Interrogatory 11

12.Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? Yes[X] No[ ]

If response to 12.01 is Yes, responses are not required for the remainder of Interrogatory 12

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets?
Yes [] No [X]

If response to 13.01 above is Yes, responses are not required for the remainder of Interrogatory 13

Issuer
MADISON CAPITAL FUNDING LLC	$1,486,926,689	1.19%
VANGUARD 500 INDEX FUND	$305,783,669	0.25%
S&P DEPOSITORY RECEIPTS	$250,068,340	0.20%
CANDRIAM WORLD ALTERNATIVE ALPHAMAX V	$88,224,611	0.07%
STONE RIDGE HOLDING GROUP LP - PREFERRED SHARES	$87,210,000	0.07%
GOLDPOINT MEZZANINE PARTNERS IV, LP	$83,357,156	0.07%
CURZON CAPITAL PARTNERS 5 LONG-LIFE LP	$81,575,060	0.07%
REEP-RTL NPM GA LLC	$73,578,607	0.06%
CANDRIAM GF HIGH YIELD CORPORATE BOND	$71,026,995	0.06%
MACKAY SHIELDS EUROPEAN CREDIT OPPORTUNITY FUND LIMITED	$57,869,422	0.05%
80

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
14. Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:
Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 14.01 above is yes, responses are not required for 14.02 through 14.05.

Aggregate statement value of investments held in nonaffiliated, privately placed equities
Largest three investments held in nonaffiliated, privately placed equities:

Ten largest fund managers:

Fund Manager	Total Invested	Diversified	Nondiversified
STONE RIDGE	$934,394,008	$—	$934,394,008
THE VANGUARD GROUP, INC.	$305,783,669	$305,783,669	$—
CANDRIAM LUXEMBOURG	$292,552,987	$—	$292,552,987
STATE STREET GLOBAL ADVISORS	$250,068,340	$250,068,340	$—
BLACKROCK ADVISORS, LLC	$125,191,449	$125,191,449	$—
GOLDPOINT PARTNERS	$155,582,798	$—	$155,582,798
MACKAY SHIELDS LLC	$105,446,250	$47,576,828	$57,869,422
INDEXIQ ADVISORS LLC	$70,489,793	$55,647,137	$14,842,656
AUSBIL INVESTMENT MANAGEMENT LIMITED	$63,611,550	$—	$63,611,550
WHITEHORSE	$47,318,231	$—	$47,318,231

15. Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 15.01 above is Yes responses are not required for the remainder of Interrogatory 15

16. Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 16.01 above is Yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17

Type ( Residential, Commercial, Agricultural)
Commercial	$405,500,000	0.33%
Commercial	$306,245,000	0.25%
Commercial	$256,048,019	0.21%
Commercial	$247,100,000	0.20%
Commercial	$236,085,030	0.19%
Commercial	$228,900,000	0.18%
Commercial	$182,562,620	0.15%
Commercial	$180,094,655	0.14%
Commercial	$159,458,830	0.13%
Commercial	$159,000,000	0.13%
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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Construction loans	$261,014,641	0.21%
Mortgage loans over 90 days past due	$588,900	—%
Mortgage loans in the process of foreclosure	$654,999	—%
Mortgage loans foreclosed	$70,043,441	0.06%
Restructured mortgage loans	$—	—%
17.Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
above 95%	$—	—%	$22,641,150	0.02%	$—	—%
91% to 95%	$—	—%	$—	—%	$—	—%
81% to 90%	$—	—%	$292,748,127	0.23%	$—	—%
71% to 80%	$654,999	—%	$707,441,543	0.57%	$—	—%
Below 70%	$6,898,138	0.01%	$13,284,279,843	10.66%	$—	—%
18. Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets
Yes [X] No [ ]

If response to 18.01 above is Yes, responses are not required for the remainder of Interrogatory 18

19. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in investment held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets Yes [X] No [ ]

If response to 19.01 above is Yes, responses are not required for the remainder of Interrogatory 19

20.Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending agreements (do not include assets held as collateral for such transactions)	$627,831,122	0.50%	$625,066,731	$611,289,897	$629,487,560
Repurchase agreements	$—	—%	$—	$—	$—
Reverse repurchase agreements	$140,003,000	0.11%	$230,307,000	$239,209,000	$220,303,000
Dollar repurchase agreements	$210,281	—%	$—	$997,580	$503,149,619
Dollar reverse repurchase agreements	$—	—%	$—	$—	$—
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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
21.Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written

Hedging	$27,015,612	0.02%	$—	—%
Income generation	$—	—%	$—	—%
Other	$—	—%	$—	—%
22.Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr

Hedging	$107,119,714	0.09%	$105,607,703	$102,364,529	$101,785,901
Income generation	$—	—%	$—	$—	$—
Replications	$5,972,573	—%	$10,710,596	$9,199,548	$6,491,399
Other	$—	—%	$—	$—	$—
23.Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr

Hedging	$368,825	—%	$36,943,492	$43,427,386	$732,473
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—
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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 4 - SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS
At and for the Year Ended December 31, 2021

1.Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that includes a provision, which limits the reinsurer’s assumption of significant risks identified as in A-791.

None

2.Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

None

3.Ceded Reinsurance contracts containing features (except reinsurance contracts with a federal or state facility) described below which result in delays in payment in form or in fact:

a.Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety (90) days of the settlement date (unless there is no activity during the period).

None

b.Payment schedules, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity.

None

4.Contracts for which the reporting entity has reflected reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk-transfer requirements of SSAP 61R, including any new assumption reinsurance contracts.

None

5.Risk ceded which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement, and either:

a.Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under U.S. generally accepted accounting principles (GAAP); or

None

b.Accounted for that contract as reinsurance under U.S. GAAP and as a deposit under SAP. If yes, explain why the contract (s) is treated different for GAAP and SAP.

None
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